UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

November 30, 2006

1.810690.102

SEI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.2%
Auto Components - 0.6%
Aftermarket Technology Corp. (a)	14,408	$ 279,803
American Axle & Manufacturing Holdings, Inc.	35,598	651,443
Amerigon, Inc. (a)(d)	23,891	204,029
Amerityre Corp. (a)(d)	29,329	152,511
ArvinMeritor, Inc.	55,114	954,023
Bandag, Inc. (d)	9,213	407,030
BorgWarner, Inc.	39,748	2,297,434
Cooper Tire & Rubber Co.	48,658	643,745
Dorman Products, Inc. (a)	2,806	28,621
Drew Industries, Inc. (a)(d)	11,412	316,569
Exide Technologies (a)	10,486	48,550
Fuel Systems Solutions, Inc. (a)	12,638	240,122
GenTek, Inc. (a)	5,509	180,860
Gentex Corp. (d)	107,354	1,778,856
Hawk Corp. Class A (a)	3,526	42,171
Hayes Lemmerz International, Inc. (a)	9,600	22,560
Lear Corp. (d)	47,572	1,472,353
LKQ Corp. (a)(d)	34,823	797,098
Modine Manufacturing Co.	20,473	503,636
Noble International Ltd.	9,445	178,983
Proliance International, Inc. (a)	3,337	12,447
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	11,619	20,449
Sauer-Danfoss, Inc.	10,641	329,339
Shiloh Industries, Inc. (a)	7,998	133,247
Spartan Motors, Inc.	5,240	117,062
Standard Motor Products, Inc.	9,163	126,266
Stoneridge, Inc. (a)	8,249	59,723
Strattec Security Corp. (a)	1,213	52,620
Superior Industries International, Inc. (d)	15,308	302,027
Tenneco, Inc. (a)(d)	34,274	808,181
TRW Automotive Holdings Corp. (a)(d)	25,373	630,265
Visteon Corp. (a)	94,207	757,424
		14,549,447
Automobiles - 0.1%
Coachmen Industries, Inc.	14,942	163,764
Fleetwood Enterprises, Inc. (a)(d)	48,372	371,013
Monaco Coach Corp.	23,075	297,898
National R.V. Holdings, Inc. (a)	1,403	4,770
Thor Industries, Inc.	25,543	1,156,076
Winnebago Industries, Inc.	21,883	761,528
		2,755,049
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,649	11,640
Amcon Distributing Co. (a)	1,022	19,163
Aristotle Corp. (a)	3,170	26,153
Audiovox Corp. Class A (a)	17,037	235,962
Building Materials Holding Corp. (d)	20,698	509,999
Core-Mark Holding Co., Inc. (a)	4,539	147,381
Design Within Reach, Inc. (a)(d)	7,015	39,284

	Shares	Value
Handleman Co.	16,324	$ 128,796
Keystone Automotive Industries, Inc. (a)	11,886	426,351
Source Interlink Companies, Inc. (a)(d)	25,121	224,079
		1,768,808
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)(d)	19,647	722,224
Capella Education Co.	4,057	102,439
Career Education Corp. (a)(d)	65,573	1,655,718
Carriage Services, Inc. Class A (d)	9,225	47,417
Coinmach Service Corp. Class A	30,739	314,153
Coinstar, Inc. (a)(d)	24,128	787,538
Collectors Universe, Inc.	1,240	16,318
Corinthian Colleges, Inc. (a)(d)	56,176	724,670
CPI Corp.	3,642	151,580
DeVry, Inc. (d)	43,491	1,140,334
Educate, Inc. (a)	13,204	96,917
Escala Group, Inc. (a)(d)	11,496	55,066
EVCI Career Colleges, Inc. (a)	1,029	545
INVESTools, Inc. (a)(d)	30,109	387,503
ITT Educational Services, Inc. (a)(d)	30,703	2,105,305
Jackson Hewitt Tax Service, Inc.	23,794	860,867
Laureate Education, Inc. (a)(d)	37,643	1,956,307
Mace Security International, Inc. (a)	8,918	21,492
Matthews International Corp. Class A	23,596	947,379
Nobel Learning Communities, Inc.	2,715	28,345
Pre-Paid Legal Services, Inc. (d)	9,474	393,360
Princeton Review, Inc. (a)(d)	7,132	37,800
Regis Corp.	30,793	1,179,680
Service Corp. International	222,287	2,193,973
ServiceMaster Co.	229,196	2,968,088
Sotheby's Class A (ltd. vtg.)	46,909	1,458,401
Steiner Leisure Ltd. (a)	12,702	569,050
Stewart Enterprises, Inc. Class A	59,128	378,419
Strayer Education, Inc.	10,271	1,130,324
Universal Technical Institute, Inc. (a)	13,562	278,699
Vertrue, Inc. (a)	7,068	270,775
Weight Watchers International, Inc. (d)	30,664	1,500,696
		24,481,382
Hotels, Restaurants & Leisure - 2.9%
AFC Enterprises, Inc. (a)	14,159	242,119
Ambassadors Group, Inc.	10,016	283,653
Ambassadors International, Inc.	3,352	135,588
American Real Estate Partners LP	4,195	337,068
American Wagering, Inc. (a)	4,600	5,520
Ameristar Casinos, Inc.	14,938	454,713
Applebee's International, Inc. (d)	59,013	1,342,546
ARK Restaurants Corp.	5,734	173,855
Atlantic Coast Entertainment Holdings, Inc. warrants 7/23/11 (a)	5,539	0
Aztar Corp. (a)	24,679	1,330,938
Back Yard Burgers, Inc. (a)	4,772	26,437
Bally Technologies, Inc. (a)(d)	31,626	621,451
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Bally Total Fitness Holding Corp. (a)(d)	17,979	$ 42,430
Benihana, Inc. Class A (sub. vtg.) (a)	3,766	105,448
BJ's Restaurants, Inc. (a)(d)	11,962	248,331
Bluegreen Corp. (a)	15,202	206,899
Bob Evans Farms, Inc.	27,939	949,088
Boyd Gaming Corp. (d)	39,598	1,676,975
Brinker International, Inc.	57,824	2,629,257
Buca, Inc. (a)	5,333	23,999
Buffalo Wild Wings, Inc. (a)(d)	5,685	303,522
Burger King Holdings, Inc.	21,296	391,846
California Pizza Kitchen, Inc. (a)(d)	13,244	415,332
CBRL Group, Inc. (d)	21,251	911,455
CEC Entertainment, Inc. (a)(d)	25,621	1,019,972
Cedar Fair LP (depository unit)	36,099	1,001,747
Century Casinos, Inc. (a)(d)	29,959	301,987
Champps Entertainment, Inc. (a)	6,082	39,533
Chipotle Mexican Grill, Inc. Class A (d)	19,759	1,145,034
Choice Hotels International, Inc.	22,760	1,037,856
Churchill Downs, Inc.	8,542	341,509
CKE Restaurants, Inc.	36,474	672,581
Cosi, Inc. (a)(d)	15,971	74,744
Denny's Corp. (a)	61,044	281,413
Domino's Pizza, Inc. (d)	24,976	685,841
Dover Downs Gaming & Entertainment, Inc.	5,572	74,442
Dover Motorsports, Inc.	22,686	120,009
Empire Resorts, Inc. (a)(d)	7,884	51,719
Famous Dave's of America, Inc. (a)	6,737	108,937
Friendly Ice Cream Corp. (a)(d)	6,031	69,296
Frisch's Restaurants, Inc.	2,711	71,272
Gaylord Entertainment Co. (a)(d)	29,931	1,463,626
Great Wolf Resorts, Inc. (a)	38,009	490,316
IHOP Corp. (d)	14,600	768,106
International Speedway Corp. Class A	25,319	1,312,284
Interstate Hotels & Resorts, Inc. (a)	17,282	134,972
Isle of Capri Casinos, Inc. (a)(d)	16,733	462,165
Jack in the Box, Inc. (a)(d)	25,247	1,552,438
Krispy Kreme Doughnuts, Inc. (a)(d)	42,352	411,238
Landry's Seafood Restaurants, Inc.	12,835	362,589
Las Vegas Sands Corp. (a)(d)	75,564	6,918,640
Life Time Fitness, Inc. (a)	21,880	1,078,903
Littlefield Corp.	600	516
Lodgian, Inc. (a)	30,634	439,598
Lone Star Steakhouse & Saloon, Inc.	12,892	355,046
Luby's, Inc. (a)	13,286	146,146
Marcus Corp.	12,502	318,176
Max & Erma's Restaurants, Inc. (a)	2,608	20,864
McCormick & Schmick's Seafood Restaurants (a)	12,159	304,948
MGM Mirage, Inc. (a)	88,642	4,766,280
Monarch Casino & Resort, Inc. (a)	7,412	174,627

	Shares	Value
Morgans Hotel Group Co.	17,220	$ 252,101
Morton's Restaurant Group, Inc.	8,711	141,989
MTR Gaming Group, Inc. (a)	23,573	261,660
Multimedia Games, Inc. (a)(d)	16,757	156,846
O'Charleys, Inc. (a)	18,262	367,066
Orient Express Hotels Ltd. Class A	29,350	1,256,474
OSI Restaurant Partners, Inc.	53,649	2,097,676
P.F. Chang's China Bistro, Inc. (a)(d)	23,366	843,513
Panera Bread Co. Class A (a)(d)	21,528	1,236,784
Papa John's International, Inc. (a)	16,305	505,455
Penn National Gaming, Inc. (a)	53,699	1,985,252
Pinnacle Entertainment, Inc. (a)	33,412	1,086,224
Premier Exhibitions, Inc. (a)	16,798	100,788
Progressive Gaming International Corp. (a)(d)	18,901	151,208
Rare Hospitality International, Inc. (a)(d)	26,072	843,951
Red Lion Hotels Corp. (a)	3,357	41,291
Red Robin Gourmet Burgers, Inc. (a)(d)	7,997	274,857
Riviera Holdings Corp. (a)	4,031	90,899
Royal Caribbean Cruises Ltd.	93,351	3,962,750
Rubio's Restaurants, Inc. (a)	3,930	38,828
Ruby Tuesday, Inc.	43,127	1,163,998
Ruth's Chris Steak House, Inc. (a)	15,729	298,065
Scientific Games Corp. Class A (a)(d)	47,538	1,380,979
Shuffle Master, Inc. (a)(d)	25,915	806,993
Six Flags, Inc. (d)	50,094	271,009
Sonic Corp. (a)(d)	48,945	1,149,229
SPEEDUS Corp. (a)	1,900	2,565
Speedway Motorsports, Inc.	12,671	480,231
Station Casinos, Inc. (d)	32,241	2,193,678
Steak n Shake Co. (a)	17,661	304,122
Texas Roadhouse, Inc. Class A (a)(d)	36,294	498,680
The Cheesecake Factory, Inc. (a)	51,909	1,437,879
Town Sports International Holdings, Inc.	11,158	181,541
Triarc Companies, Inc. Class B	34,212	641,133
Trump Entertainment Resorts, Inc. (a)(d)	22,714	484,262
Vail Resorts, Inc. (a)(d)	20,905	920,238
WMS Industries, Inc. (a)(d)	22,642	787,489
Wynn Resorts Ltd.	55,307	4,858,720
Youbet.com, Inc. (a)	30,676	115,342
		75,109,605
Household Durables - 1.3%
American Greetings Corp. Class A	42,297	1,007,092
Applica, Inc. (a)(d)	6,082	34,302
Avatar Holdings, Inc. (a)(d)	2,519	179,756
Bassett Furniture Industries, Inc.	8,703	154,043
Beazer Homes USA, Inc.	27,028	1,234,098
Blyth, Inc.	18,421	468,262
Brookfield Homes Corp.	9,444	344,706
California Coastal Communities, Inc.	3,836	79,367
Cavalier Homes, Inc. (a)	13,027	42,338
Cavco Industries, Inc. (a)(d)	5,868	208,314
Champion Enterprises, Inc. (a)(d)	57,588	538,448
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Cobra Electronics Corp.	1,132	$ 11,580
Comstock Homebuilding Companies, Inc. Class A (a)(d)	3,651	18,584
Craftmade International, Inc.	2,794	51,577
CSS Industries, Inc.	3,326	102,640
Directed Electronics, Inc.	13,160	190,294
Dixie Group, Inc. (a)	6,499	90,401
Dominion Homes, Inc. (a)(d)	2,526	14,727
Emerson Radio Corp. (a)	9,263	29,919
Ethan Allen Interiors, Inc. (d)	20,205	716,873
Flexsteel Industries, Inc.	3,192	40,219
Furniture Brands International, Inc. (d)	32,620	561,716
Garmin Ltd.	82,379	4,192,267
Helen of Troy Ltd. (a)	17,526	414,139
Hooker Furniture Corp.	10,379	154,232
Hovnanian Enterprises, Inc. Class A (d)	30,361	1,078,119
Interface, Inc. Class A (a)(d)	34,156	507,558
iRobot Corp. (d)	9,004	167,564
Jarden Corp. (a)(d)	45,097	1,667,687
Kimball International, Inc. Class B	25,065	601,309
La-Z-Boy, Inc. (d)	38,209	450,102
Lenox Group, Inc. (a)	11,079	67,582
Levitt Corp. Class A (d)	10,641	132,587
Libbey, Inc.	4,937	57,615
Lifetime Brands, Inc.	5,543	111,414
M.D.C. Holdings, Inc.	24,596	1,405,169
M/I Homes, Inc. (d)	8,680	323,590
Meritage Homes Corp. (a)	14,762	716,843
MITY Enterprises, Inc. (a)	3,184	56,675
Mohawk Industries, Inc. (a)(d)	39,877	3,087,676
National Presto Industries, Inc.	1,847	113,609
NVR, Inc. (a)(d)	3,773	2,244,935
Orleans Homebuilders, Inc. (d)	4,454	63,737
Palm Harbor Homes, Inc. (a)(d)	9,454	129,709
Russ Berrie & Co., Inc. (a)	6,705	107,615
Ryland Group, Inc.	30,699	1,619,372
Salton, Inc. (a)(d)	2,717	7,635
Sealy Corp., Inc. (d)	38,709	575,990
Skyline Corp.	6,866	287,617
Standard Pacific Corp.	47,774	1,225,881
Stanley Furniture Co., Inc.	12,350	272,071
Syntax-Brillian Corp. (a)(d)	20,049	167,810
Tarragon Corp. (d)	8,937	111,623
Technical Olympic USA, Inc. (d)	9,819	91,513
Tempur-Pedic International, Inc. (a)(d)	43,260	911,921
The Rowe Companies (a)	1,881	451
Toll Brothers, Inc. (a)(d)	83,728	2,696,042
Tupperware Brands Corp.	46,119	979,106
Universal Electronics, Inc. (a)(d)	13,861	291,081
Virco Manufacturing Co. (a)	4,818	28,812

	Shares	Value
WCI Communities, Inc. (a)(d)	23,715	$ 440,625
Yankee Candle Co., Inc.	30,630	1,043,258
		34,721,797
Internet & Catalog Retail - 0.9%
1-800 CONTACTS, Inc. (a)(d)	3,181	51,373
1-800-FLOWERS.com, Inc. Class A (a)	19,046	107,039
Audible, Inc. (a)(d)	9,878	78,629
Blair Corp.	1,894	57,862
Blue Nile, Inc. (a)(d)	11,439	383,321
Bluefly, Inc. (a)(d)	1,778	1,565
Coldwater Creek, Inc. (a)	42,625	1,072,019
Collegiate Pacific, Inc.	9,387	90,585
dELiA*s, Inc. (a)(d)	18,288	169,530
Drugstore.com, Inc. (a)	21,155	71,292
eDiets.com, Inc. (a)(d)	14,028	56,112
Expedia, Inc. (a)(d)	195,879	3,559,121
FTD Group, Inc. (a)	8,626	151,128
Gaiam, Inc. Class A (a)	3,743	51,204
GSI Commerce, Inc. (a)(d)	10,161	166,336
Hollywood Media Corp. (a)	26,946	112,634
Liberty Media Holding Corp. - Interactive Series A (a)	509,957	11,606,621
Netflix, Inc. (a)(d)	43,704	1,284,024
NutriSystem, Inc. (a)(d)	20,607	1,422,913
Overstock.com, Inc. (a)(d)	5,574	80,210
PC Mall, Inc. (a)	3,555	33,488
PetMed Express, Inc. (a)	20,357	261,791
PhotoWorks, Inc. (a)	1,628	570
Priceline.com, Inc. (a)(d)	23,929	944,956
RedEnvelope, Inc. (a)(d)	5,119	39,212
Shutterfly, Inc.	6,700	102,644
Stamps.com, Inc. (a)	13,411	209,346
Systemax, Inc. (a)(d)	10,200	137,802
ValueVision Media, Inc. Class A (a)	31,268	413,363
Varsity Group, Inc. (a)(d)	4,794	7,527
VistaPrint Ltd. (a)	21,161	704,873
		23,429,090
Leisure Equipment & Products - 0.3%
Adams Golf, Inc. (a)(d)	9,544	13,266
Aldila, Inc.	300	4,836
Arctic Cat, Inc.	8,551	141,605
Callaway Golf Co.	51,685	763,387
Cybex International, Inc. (a)	14,718	95,373
Escalade, Inc.	6,336	64,310
Fairchild Corp. Class A (a)	9,497	21,843
JAKKS Pacific, Inc. (a)	17,767	388,209
Johnson Outdoors, Inc. Class A (a)	1,929	35,108
K2, Inc. (a)	48,676	658,100
Leapfrog Enterprises, Inc. Class A (a)(d)	23,870	214,353
Marine Products Corp.	11,382	124,747
MarineMax, Inc. (a)(d)	11,754	315,712
Marvel Entertainment, Inc. (a)(d)	51,478	1,446,532
Meade Instruments Corp. (a)(d)	4,023	8,328
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Nautilus, Inc. (d)	27,540	$ 427,972
Oakley, Inc.	14,586	268,674
Polaris Industries, Inc. (d)	29,234	1,316,115
Pool Corp. (d)	37,192	1,523,756
RC2 Corp. (a)	14,762	632,847
Smith & Wesson Holding Corp. (a)(d)	25,141	328,090
Steinway Musical Instruments, Inc. (a)	3,201	93,469
Sturm Ruger & Co., Inc. (a)	11,303	118,003
		9,004,635
Media - 3.8%
4Kids Entertainment, Inc. (a)	5,021	90,027
ACME Communications, Inc. (a)	6,362	33,591
ADVO, Inc. (d)	22,291	661,151
Alloy, Inc. (a)	9,144	110,551
Arbitron, Inc.	18,937	835,311
Ballantyne of Omaha, Inc. (a)	30	138
Beasley Broadcast Group, Inc. Class A	4,117	29,272
Belo Corp. Series A	70,578	1,284,520
Cablevision Systems Corp. - NY Group Class A (d)	160,577	4,459,223
Cadmus Communications Corp.	4,716	82,153
Carmike Cinemas, Inc. (d)	7,620	150,190
Catalina Marketing Corp.	29,141	713,080
Charter Communications, Inc. Class A (a)(d)	365,261	1,077,520
Citadel Broadcasting Corp.	38,912	370,053
CKX, Inc. (a)(d)	28,435	347,476
Clear Channel Outdoor Holding, Inc. Class A	29,300	754,475
Courier Corp.	8,268	317,326
Cox Radio, Inc. Class A (a)	21,705	345,110
Crown Media Holdings, Inc. Class A (a)	4,844	15,646
Cumulus Media, Inc. Class A (a)(d)	33,745	342,512
Discovery Holding Co. Class A (a)	208,423	3,197,209
DreamWorks Animation SKG, Inc. Class A (a)(d)	34,429	1,006,360
EchoStar Communications Corp. Class A (a)	151,584	5,458,540
EMAK Worldwide, Inc. (a)	3,798	23,168
Emmis Communications Corp. Class A	24,658	208,360
Entercom Communications Corp. Class A	29,619	798,232
Entravision Communication Corp. Class A (a)(d)	35,214	252,132
Ergo Science Corp. (a)	3,743	2,433
Fisher Communications, Inc. (a)	2,738	123,977
Franklin Electronic Publishers, Inc. (a)	2,339	4,561
GateHouse Media, Inc.	7,635	159,801
Gemstar-TV Guide International, Inc. (a)(d)	171,391	529,598
Getty Images, Inc. (a)	33,689	1,471,872
Granite Broadcasting Corp. (non vtg.) (a)	6,146	369
Gray Television, Inc. (d)	27,891	175,155

	Shares	Value
Harris Interactive, Inc. (a)	41,822	$ 200,327
Harte-Hanks, Inc.	39,636	1,026,572
Hearst-Argyle Television, Inc.	22,579	571,700
Idearc, Inc. (a)(d)	102,800	2,831,112
Image Entertainment, Inc. (a)	7,100	24,850
Insignia Systems, Inc. (a)(d)	4,959	14,133
Interactive Data Corp.	31,794	743,344
ION Media Networks, Inc.	15,438	10,498
John Wiley & Sons, Inc. Class A	30,121	1,198,213
Journal Communications, Inc. Class A	34,744	411,369
Journal Register Co.	23,387	181,951
Knology, Inc.	9,513	95,130
Lakes Entertainment, Inc. (a)	25,879	245,851
Lamar Advertising Co. Class A (a)(d)	63,639	3,840,614
Lee Enterprises, Inc.	29,972	866,191
Liberty Global, Inc. Class A (a)(d)	337,601	9,105,099
Liberty Media Holding Corp. - Capital Series A (a)	99,538	8,751,381
LIN TV Corp. Class A (a)	17,098	154,737
Live Nation, Inc. (a)(d)	45,238	969,903
LodgeNet Entertainment Corp. (a)(d)	13,711	324,265
Martha Stewart Living Omnimedia, Inc. Class A (d)	21,694	450,151
Media General, Inc. Class A	15,950	589,353
Mediacom Communications Corp. Class A (a)	39,749	321,569
Morningstar, Inc. (a)	9,196	411,981
National Lampoon, Inc. (a)(d)	1,200	2,616
Navarre Corp. (a)(d)	29,406	140,855
New Frontier Media, Inc. (a)	31,250	280,313
Nexstar Broadcasting Group, Inc. Class A (a)	3,834	16,103
NTL, Inc. (d)	190,770	4,595,649
NTN Communications, Inc. (a)	16,316	21,211
Outdoor Channel Holdings, Inc. (a)	22,403	288,103
Penton Media, Inc. (a)	11,976	8,742
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	17,049	197,939
Point.360 (a)	2,433	4,160
PRIMEDIA, Inc. (a)(d)	73,347	114,421
ProQuest Co. (a)(d)	21,918	303,564
R.H. Donnelley Corp.	49,476	3,067,512
Radio One, Inc. Class A (a)	82,131	539,601
RCN Corp. (a)(d)	25,965	780,508
Reading International, Inc. Class A (a)	10,681	88,439
Regal Entertainment Group Class A	47,091	979,964
Regent Communication, Inc. (a)	13,099	40,869
Rentrak Corp. (a)	6,275	92,494
Saga Communications, Inc. Class A (a)	5,932	52,973
Salem Communications Corp. Class A	6,831	84,431
Scholastic Corp. (a)(d)	27,765	925,130
Sinclair Broadcast Group, Inc. Class A	29,981	298,311
Sirius Satellite Radio, Inc. (a)(d)	950,959	4,051,085
Spanish Broadcasting System, Inc. Class A	18,581	78,598
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
SPAR Group, Inc. (a)	4,346	$ 5,650
Sun-Times Media Group, Inc. Class A	38,534	187,661
The DIRECTV Group, Inc. (a)(d)	584,521	13,297,853
The McClatchy Co. Class A	40,218	1,675,884
The Reader's Digest Association, Inc. (non-vtg.)	72,743	1,218,445
theglobe.com, Inc. (a)	7,111	548
TiVo, Inc. (a)(d)	59,065	336,671
Traffix, Inc.	3,088	16,243
Triple Crown Media, Inc. (a)	2,789	19,244
Valassis Communications, Inc. (a)(d)	33,266	514,292
Value Line, Inc.	523	30,449
Warner Music Group Corp.	31,941	811,940
Washington Post Co. Class B	4,394	3,229,151
Westwood One, Inc. (d)	53,716	353,988
World Wrestling Entertainment, Inc. Class A	21,245	338,645
WorldSpace, Inc. Class A (a)(d)	15,523	75,752
WPT Enterprises, Inc. (a)(d)	6,993	28,951
XM Satellite Radio Holdings, Inc. Class A (a)	197,348	2,849,705
Young Broadcasting, Inc. Class A (a)	4,865	10,654
		100,826,703
Multiline Retail - 0.2%
99 Cents Only Stores (a)(d)	34,348	379,545
Conn's, Inc. (a)(d)	6,864	146,615
Dollar Tree Stores, Inc. (a)	75,644	2,270,076
Duckwall-ALCO Stores, Inc. (a)(d)	5,890	234,481
Fred's, Inc. Class A	25,065	295,516
Gottschalks, Inc. (a)(d)	13,746	154,093
Retail Ventures, Inc. (a)(d)	21,851	415,825
Saks, Inc.	85,910	1,762,873
The Bon-Ton Stores, Inc.	6,038	225,761
Tuesday Morning Corp. (d)	23,697	417,067
		6,301,852
Specialty Retail - 3.1%
A.C. Moore Arts & Crafts, Inc. (a)(d)	12,456	265,437
Aaron Rents, Inc.	33,114	884,806
Abercrombie & Fitch Co. Class A	61,801	4,167,859
Advance Auto Parts, Inc. (d)	74,430	2,649,708
Aeropostale, Inc. (a)(d)	39,851	1,205,094
America's Car Mart, Inc. (a)(d)	3,022	34,179
American Eagle Outfitters, Inc. (d)	88,621	4,003,897
AnnTaylor Stores Corp. (a)	51,505	1,776,923
Asbury Automotive Group, Inc.	27,035	636,404
Barnes & Noble, Inc.	37,048	1,482,661
bebe Stores, Inc.	17,437	347,171
Big 5 Sporting Goods Corp.	20,787	508,658
Big Dog Holdings, Inc. (a)(d)	2,572	38,580
Blockbuster, Inc. Class A (d)	131,000	689,060
Books-A-Million, Inc.	7,672	160,959
Borders Group, Inc. (d)	49,515	1,133,894

	Shares	Value
Build-A-Bear Workshop, Inc. (a)(d)	10,085	$ 308,399
Cabela's, Inc. Class A (a)(d)	36,939	894,663
Cache, Inc. (a)(d)	10,279	252,452
CarMax, Inc. (a)(d)	75,697	3,492,660
Casual Male Retail Group, Inc. (a)(d)	25,375	356,519
Charlotte Russe Holding, Inc. (a)	19,130	577,152
Charming Shoppes, Inc. (a)(d)	86,626	1,172,050
Chico's FAS, Inc. (a)(d)	128,075	3,041,781
Christopher & Banks Corp. (d)	28,650	538,334
Citi Trends, Inc. (a)(d)	4,152	183,768
Claire's Stores, Inc.	72,972	2,328,537
Cost Plus, Inc. (a)(d)	14,259	153,569
CSK Auto Corp. (a)	28,658	477,156
Deb Shops, Inc.	3,517	88,910
Dick's Sporting Goods, Inc. (a)(d)	24,214	1,298,839
Dress Barn, Inc. (a)	33,767	817,837
DSW, Inc. Class A (a)(d)	16,555	634,057
E Com Ventures, Inc. (a)(d)	1,076	22,262
Emerging Vision, Inc. (a)	5,700	1,026
Finish Line, Inc. Class A	30,747	428,613
Finlay Enterprises, Inc. (a)	2,122	17,146
Foot Locker, Inc.	112,280	2,571,212
Franklin Covey Co. (a)	19,359	113,250
Gamestop Corp. Class A (a)(d)	45,060	2,525,613
Gander Mountain Co. (a)(d)	2,718	21,717
Genesco, Inc. (d)	16,592	635,805
Golf Galaxy, Inc. (a)	6,501	120,334
Group 1 Automotive, Inc.	15,974	814,514
Guess?, Inc. (a)(d)	23,032	1,431,669
Guitar Center, Inc. (a)(d)	18,090	794,513
Gymboree Corp. (a)	23,771	946,086
Hancock Fabrics, Inc. (d)	6,826	21,775
Haverty Furniture Companies, Inc.	20,972	292,350
Hibbett Sporting Goods, Inc. (a)	27,021	851,702
Hot Topic, Inc. (a)(d)	27,947	373,092
J. Crew Group, Inc.	15,779	620,904
Jo-Ann Stores, Inc. (a)(d)	24,709	487,509
Jos. A. Bank Clothiers, Inc. (a)(d)	13,804	413,982
Kirkland's, Inc. (a)	4,549	20,971
Lithia Motors, Inc. Class A (sub. vtg.)	14,522	375,539
Midas, Inc. (a)	9,230	202,968
Monro Muffler Brake, Inc.	9,876	368,375
Mothers Work, Inc. (a)	1,684	69,078
Movie Gallery, Inc. (a)(d)	14,422	40,958
New York & Co., Inc. (a)	16,878	218,739
O'Reilly Automotive, Inc. (a)(d)	80,342	2,544,431
Pacific Sunwear of California, Inc. (a)(d)	49,830	980,654
Payless ShoeSource, Inc. (a)	49,923	1,557,098
PETsMART, Inc.	99,368	2,939,305
Pick Ups Plus, Inc. (a)	73	0
Pier 1 Imports, Inc. (d)	52,278	347,649
Pomeroy IT Solutions, Inc. (a)	3,930	29,082
Rent-A-Center, Inc. (a)(d)	50,832	1,389,747
Restoration Hardware, Inc. (a)(d)	42,873	366,135
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rex Stores Corp. (a)	2,776	$ 46,637
Ross Stores, Inc.	103,056	3,193,705
Sally Beauty Holdings, Inc. (a)	58,000	537,080
Select Comfort Corp. (a)(d)	36,418	630,396
Sharper Image Corp. (a)(d)	4,600	44,574
Shoe Carnival, Inc. (a)	3,930	105,953
Sonic Automotive, Inc. Class A (sub. vtg.)	19,823	565,748
Stage Stores, Inc. (d)	22,980	759,259
Stein Mart, Inc.	22,556	354,129
Syms Corp. (a)	6,463	118,725
Talbots, Inc.	13,392	333,729
The Bombay Company, Inc. (a)	12,084	16,918
The Buckle, Inc.	7,245	340,443
The Cato Corp. Class A (sub. vtg.)	25,770	611,780
The Children's Place Retail Stores, Inc. (a)	17,703	1,142,198
The Men's Wearhouse, Inc. (d)	34,475	1,320,393
The Pep Boys - Manny, Moe & Jack (d)	37,359	504,347
Tractor Supply Co. (a)(d)	24,018	1,143,257
Trans World Entertainment Corp. (a)	16,560	112,277
Tween Brands, Inc. (a)(d)	23,021	965,040
Tweeter Home Entertainment Group, Inc. (a)	5,520	13,966
United Auto Group, Inc.	26,386	619,279
United Retail Group, Inc. (a)	11,550	168,399
Urban Outfitters, Inc. (a)(d)	92,617	2,063,507
West Marine, Inc. (a)(d)	7,073	122,363
Wet Seal, Inc. Class A (a)(d)	48,133	349,446
Williams-Sonoma, Inc.	69,922	2,217,926
Wilsons Leather Experts, Inc. (a)(d)	22,999	52,438
Winmark Corp. (a)	2,614	57,900
Zale Corp. (a)	33,409	1,027,995
Zumiez, Inc. (a)(d)	13,408	411,760
		81,509,343
Textiles, Apparel & Luxury Goods - 1.0%
Ashworth, Inc. (a)	4,840	33,880
Brown Shoe Co., Inc.	17,619	835,845
Carter's, Inc. (a)	35,642	982,294
Charles & Colvard Ltd. (d)	5,525	44,808
Cherokee, Inc.	10,151	429,895
Columbia Sportswear Co.	9,033	531,592
Crocs, Inc. (d)	25,120	1,078,904
Culp, Inc. (a)	4,772	23,526
Cutter & Buck, Inc.	14,375	144,900
Deckers Outdoor Corp. (a)	7,253	404,717
Delta Apparel, Inc.	6,654	118,707
Delta Woodside Industries, Inc. (a)	200	2
Everlast Worldwide, Inc. (a)(d)	200	3,110
Forward Industries, Inc. (NY Shares) (a)	5,267	23,965
Fossil, Inc. (a)(d)	36,621	769,773
G-III Apparel Group Ltd. (a)	6,864	103,921
Hampshire Group Ltd. (a)	1,872	31,075

	Shares	Value
Hanesbrands, Inc. (a)	74,227	$ 1,810,397
Hartmarx Corp. (a)	12,514	82,342
Iconix Brand Group, Inc. (a)(d)	21,876	393,549
Innovo Group, Inc. (a)	3,410	2,285
K-Swiss, Inc. Class A	18,996	630,857
Kellwood Co.	18,957	592,406
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	6,696	160,034
Maidenform Brands, Inc. (a)(d)	15,537	297,067
Movado Group, Inc.	17,220	430,672
Oxford Industries, Inc. (d)	10,835	550,635
Perry Ellis International, Inc. (a)	8,697	330,051
Phillips-Van Heusen Corp.	41,424	2,043,446
Polo Ralph Lauren Corp. Class A	40,258	3,148,176
Quaker Fabric Corp. (a)(d)	5,848	5,380
Quiksilver, Inc. (a)(d)	85,791	1,248,259
Rocky Brands, Inc. (a)	2,631	37,123
Samsonite Corp. (a)(d)	230,193	270,477
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	17,142	505,689
Sport-Haley, Inc.	100	461
Steven Madden Ltd.	18,811	691,680
Stride Rite Corp.	28,006	437,734
Superior Uniform Group, Inc.	4,343	57,545
Tandy Brands Accessories, Inc.	1,058	12,622
Tarrant Apparel Group (a)	9,692	13,084
Timberland Co. Class A (a)(d)	36,566	1,142,688
True Religion Apparel, Inc. (a)(d)	10,785	163,932
Under Armour, Inc. Class A (sub. vtg.) (d)	20,351	954,869
Unifi, Inc. (a)	31,529	68,418
Unifirst Corp.	7,281	302,162
Volcom, Inc. (a)(d)	13,237	429,011
Warnaco Group, Inc. (a)	38,778	1,005,126
Weyco Group, Inc.	9,210	226,750
Wolverine World Wide, Inc. (d)	40,936	1,189,600
Xerium Technologies, Inc.	21,467	218,749
		25,014,190
TOTAL CONSUMER DISCRETIONARY		399,471,901
CONSUMER STAPLES - 2.7%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)(d)	12,401	447,180
Coca-Cola Bottling Co. Consolidated	4,034	254,666
Hansen Natural Corp. (a)(d)	48,813	1,373,110
Jones Soda Co. (a)(d)	14,150	136,265
MGP Ingredients, Inc. (d)	3,212	70,054
National Beverage Corp. (d)	11,130	140,683
PepsiAmericas, Inc.	47,242	984,523
Vermont Pure Holdings Ltd. (a)	4,384	6,664
		3,413,145
Food & Staples Retailing - 0.5%
Andersons, Inc.	10,435	429,922
Arden Group, Inc. Class A	749	97,363
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
BJ's Wholesale Club, Inc. (a)(d)	48,305	$ 1,560,252
Casey's General Stores, Inc.	35,708	888,772
Central European Distribution Corp. (a)(d)	22,485	644,195
Ingles Markets, Inc. Class A	7,689	228,902
Longs Drug Stores Corp.	20,898	858,699
Nash-Finch Co.	9,067	239,822
Pathmark Stores, Inc. (a)	20,086	226,771
Performance Food Group Co. (a)(d)	25,594	692,574
Pricesmart, Inc. (a)	21,057	362,812
Rite Aid Corp. (d)	403,530	1,916,768
Ruddick Corp.	28,549	795,946
Smart & Final, Inc. (a)	8,436	152,354
Spartan Stores, Inc.	26,862	564,908
Susser Holdings Corp.	5,293	105,066
The Great Atlantic & Pacific Tea Co. (d)	13,027	342,610
The Pantry, Inc. (a)(d)	16,799	823,487
Topps Co., Inc.	25,992	228,210
United Natural Foods, Inc. (a)	26,942	954,824
Weis Markets, Inc.	10,603	428,573
Wild Oats Markets, Inc. (a)(d)	19,713	298,455
		12,841,285
Food Products - 1.3%
Alico, Inc.	3,393	193,367
American Italian Pasta Co. Class A (a)(d)	10,263	86,517
Bridgford Foods Corp. (a)	4,789	31,751
Bunge Ltd. (d)	87,077	6,138,929
Calavo Growers, Inc.	7,029	75,210
Chiquita Brands International, Inc. (d)	29,027	415,086
Corn Products International, Inc.	51,761	1,879,960
Darling International, Inc. (a)	39,866	181,789
Del Monte Foods Co.	136,967	1,546,357
Delta & Pine Land Co.	26,727	1,083,780
Diamond Foods, Inc.	6,125	106,575
Farmer Brothers Co.	6,050	127,111
Flowers Foods, Inc.	44,012	1,172,480
Fresh Del Monte Produce, Inc. (d)	27,260	409,445
Galaxy Nutritional Foods, Inc. (a)	5,579	3,180
Gold Kist, Inc. (a)	40,890	810,031
Green Mountain Coffee Roasters, Inc. (a)	2,713	133,480
Griffin Land & Nurseries, Inc. (a)	1,112	34,483
Hain Celestial Group, Inc. (a)	28,137	845,235
Hines Horticulture, Inc. (a)(d)	5,290	7,142
Hormel Foods Corp.	56,018	2,121,962
Imperial Sugar Co. (d)	5,134	118,287
J&J Snack Foods Corp.	8,332	318,949
John B. Sanfilippo & Son, Inc. (a)(d)	4,719	51,626
Kraft Foods, Inc. Class A (d)	176,657	6,191,828
Lancaster Colony Corp.	20,111	859,544
Lance, Inc.	24,450	467,484
Lifeway Foods, Inc. (a)(d)	9,724	84,988

	Shares	Value
Maui Land & Pineapple, Inc. (a)	3,029	$ 96,322
Monterey Gourmet Foods, Inc. (a)	4,304	18,421
Omega Protein Corp. (a)	5,131	36,892
Peet's Coffee & Tea, Inc. (a)(d)	10,925	278,041
Pilgrims Pride Corp. Class B	28,593	729,693
Premium Standard Farms, Inc. (d)	13,982	265,518
Ralcorp Holdings, Inc. (a)	19,924	1,009,151
Reddy Ice Holdings, Inc.	14,055	348,142
Sanderson Farms, Inc.	9,699	268,177
Seaboard Corp.	243	407,754
Smithfield Foods, Inc. (a)(d)	78,435	2,069,115
Tasty Baking Co.	4,304	39,769
The Inventure Group, Inc. (a)	3,448	8,379
The J.M. Smucker Co.	42,193	2,028,639
Tootsie Roll Industries, Inc. (d)	19,338	627,518
TreeHouse Foods, Inc. (a)	23,604	757,688
Zapata Corp. (a)	6,888	41,466
		34,527,261
Household Products - 0.2%
Central Garden & Pet Co. Class A (a)	13,917	726,467
Church & Dwight Co., Inc. (d)	46,811	1,961,849
Energizer Holdings, Inc. (a)(d)	42,807	2,829,115
Katy Industries, Inc. (a)	1,778	4,890
Oil-Dri Corp. of America	5,650	101,418
Orchids Paper Products Co. (a)	7,624	64,118
Spectrum Brands, Inc. (a)(d)	28,099	248,395
WD-40 Co.	12,405	403,163
		6,339,415
Personal Products - 0.3%
Alberto-Culver Co.	58,000	1,164,060
Bare Escentuals, Inc.	12,848	384,027
Carrington Laboratories, Inc. (a)	5,146	21,304
Chattem, Inc. (a)	9,478	461,958
Elizabeth Arden, Inc. (a)	19,110	351,624
Herbalife Ltd. (a)	29,001	1,129,879
Integrated Biopharma, Inc. (a)(d)	2,198	15,716
Inter Parfums, Inc.	7,365	148,478
Mannatech, Inc.	7,829	116,809
MediFast, Inc. (a)(d)	7,496	97,823
Natural Health Trends Corp. (a)(d)	8,588	12,109
NBTY, Inc. (a)	42,779	1,555,017
Nu Skin Enterprises, Inc. Class A	41,550	796,929
Parlux Fragrances, Inc. (a)(d)	13,118	86,579
Physicians Formula Holdings, Inc.	5,548	101,528
Playtex Products, Inc. (a)	45,137	670,736
Prestige Brands Holdings, Inc. (a)	27,948	334,817
Reliv International, Inc.	10,690	95,569
Revlon, Inc. Class A (sub. vtg.) (a)(d)	149,995	244,492
Schiff Nutrition International, Inc. (a)	11,731	74,375
USANA Health Sciences, Inc. (a)(d)	7,765	375,671
		8,239,500
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.3%
Alliance One International, Inc. (a)	73,751	$ 477,906
Loews Corp. - Carolina Group	76,370	4,763,197
Star Scientific, Inc. (a)	42,163	154,738
Universal Corp. (d)	19,359	901,549
Vector Group Ltd. (d)	32,218	575,091
		6,872,481
TOTAL CONSUMER STAPLES		72,233,087
ENERGY - 8.5%
Energy Equipment & Services - 2.9%
Allis-Chalmers Energy, Inc. (a)(d)	11,219	236,721
Atwood Oceanics, Inc. (a)(d)	20,360	1,009,245
Basic Energy Services, Inc. (a)	13,590	343,419
Bolt Technology Corp. (a)(d)	6,415	128,942
Bristow Group, Inc. (a)(d)	15,654	556,813
Bronco Drilling Co., Inc. (a)	9,444	182,458
Cameron International Corp. (a)(d)	79,279	4,306,435
Carbo Ceramics, Inc. (d)	15,457	601,432
Complete Production Services, Inc.	30,248	665,758
Dawson Geophysical Co. (a)	4,846	175,861
Diamond Offshore Drilling, Inc. (d)	44,036	3,418,074
Dresser-Rand Group, Inc. (a)	33,828	818,976
Dril-Quip, Inc. (a)	17,606	745,262
ENSCO International, Inc.	112,745	5,846,956
FMC Technologies, Inc. (a)	46,019	2,761,600
Global Industries Ltd. (a)	59,058	843,348
GlobalSantaFe Corp.	169,129	10,147,740
Grant Prideco, Inc. (a)	90,494	3,965,447
Grey Wolf, Inc. (a)(d)	129,866	919,451
Gulf Island Fabrication, Inc.	8,203	308,679
Gulfmark Offshore, Inc. (a)(d)	14,032	565,069
Hanover Compressor Co. (a)(d)	65,089	1,285,508
Helmerich & Payne, Inc.	63,884	1,697,398
Hercules Offshore, Inc. (a)	15,056	512,958
Horizon Offshore, Inc. (a)(d)	17,908	297,273
Hornbeck Offshore Services, Inc. (a)(d)	16,230	612,520
Hydril Co. (a)(d)	13,876	1,049,858
Hyperdynamics Corp. (a)(d)	30,744	85,161
Infinity Energy Resources, Inc. (a)(d)	5,988	22,455
Input/Output, Inc. (a)(d)	63,629	690,375
Lone Star Technologies, Inc. (a)	23,299	1,222,266
Lufkin Industries, Inc.	9,500	555,750
Matrix Service Co. (a)	16,669	266,371
Metretek Technologies, Inc. (a)(d)	10,994	156,555
Mitcham Industries, Inc. (a)	6,187	77,338
NATCO Group, Inc. Class A (a)	10,044	346,217
Natural Gas Services Group, Inc. (a)	9,872	154,694
Newpark Resources, Inc. (a)(d)	63,182	388,569
NS Group, Inc. (a)(d)	15,872	1,049,933
Oceaneering International, Inc. (a)	36,669	1,599,135

	Shares	Value
Oil States International, Inc. (a)(d)	36,367	$ 1,265,935
Omni Energy Services Corp. (a)(d)	11,673	117,897
Parker Drilling Co. (a)	74,038	712,986
Particle Drilling Technologies, Inc. (a)	18,049	64,254
Patterson-UTI Energy, Inc.	124,370	3,446,293
PHI, Inc. (non-vtg.) (a)	12,064	408,487
Pioneer Drilling Co. (a)	34,852	504,657
Pride International, Inc. (a)	127,531	4,117,976
Royale Energy, Inc. (a)	5,582	24,003
RPC, Inc.	21,778	490,005
SEACOR Holdings, Inc. (a)(d)	16,148	1,520,657
Sulphco, Inc. (a)(d)	32,734	163,670
Superior Energy Services, Inc. (a)(d)	57,154	1,861,506
Superior Well Services, Inc. (a)	8,767	209,794
T-3 Energy Services, Inc. (a)	4,721	103,107
TETRA Technologies, Inc. (a)(d)	49,194	1,271,173
TGC Industries, Inc.	12,138	94,434
Tidewater, Inc. (d)	40,381	2,234,281
TODCO Class A (a)(d)	51,572	2,063,396
Trico Marine Services, Inc. (a)	12,275	446,196
Union Drilling, Inc. (d)	10,737	149,674
Unit Corp. (a)	32,395	1,653,117
Universal Compression Holdings, Inc. (a)(d)	21,740	1,368,533
Veritas DGC, Inc. (a)(d)	23,383	1,827,849
W-H Energy Services, Inc. (a)(d)	21,463	1,024,858
Warrior Energy Service Corp. (a)	5,840	169,652
		77,932,410
Oil, Gas & Consumable Fuels - 5.6%
Abraxas Petroleum Corp. (a)	25,751	109,184
Adams Resources & Energy, Inc.	12,021	363,635
Alliance Holdings GP, LP	5,412	100,555
Alliance Resource Partners LP	12,019	411,531
Alon USA Energy, Inc.	26,000	809,640
Alpha Natural Resources, Inc. (a)	37,396	588,987
American Oil & Gas, Inc. NV (a)(d)	26,960	214,332
APCO Argentina, Inc.	2,706	232,716
Arch Coal, Inc.	105,502	3,787,522
Arena Resources, Inc. (a)(d)	8,160	356,592
Arlington Tankers Ltd.	14,838	339,790
Atlas America, Inc. (a)(d)	14,290	694,494
Atlas Pipeline Partners, LP	10,151	485,827
ATP Oil & Gas Corp. (a)(d)	14,552	658,478
Aurora Oil & Gas Corp. (a)	68,197	232,552
Aventine Renewable Energy Holdings, Inc. (d)	15,893	405,430
Barnwell Industries, Inc.	3,174	71,383
Berry Petroleum Co. Class A (d)	27,672	906,258
Bill Barrett Corp. (a)	19,676	619,794
Boardwalk Pipeline Partners, LP	28,197	841,680
Bois d'Arc Energy LLC (a)(d)	20,456	310,931
BP Prudhoe Bay Royalty Trust (d)	10,630	810,325
Brigham Exploration Co. (a)	34,475	296,830
Buckeye GP Holdings LP	4,396	68,709
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Buckeye Partners LP	20,841	$ 956,393
Cabot Oil & Gas Corp. (d)	35,534	2,207,727
Callon Petroleum Co. (a)	15,101	243,579
Calumet Specialty Products Partners LP	7,866	299,537
Cano Petroleum, Inc. (a)	10,000	47,500
Carrizo Oil & Gas, Inc. (a)(d)	17,178	572,027
Cheniere Energy, Inc. (a)(d)	35,946	1,105,699
Cimarex Energy Co.	62,846	2,363,638
Clayton Williams Energy, Inc. (a)	4,863	192,040
CNX Gas Corp. (a)	19,710	547,938
Comstock Resources, Inc. (a)(d)	30,629	934,797
Contango Oil & Gas Co. (a)(d)	11,192	259,878
Copano Energy LLC (d)	14,952	883,813
CREDO Petroleum Corp. (a)	9,108	114,032
Cross Timbers Royalty Trust	1,715	92,181
Crosstex Energy LP	6,928	260,146
Crosstex Energy, Inc. (d)	12,000	1,164,720
DCP Midstream Partners LP	8,428	280,231
Delek US Holdings, Inc.	23,193	395,209
Delta Petroleum Corp. (a)(d)	40,436	1,221,976
Denbury Resources, Inc. (a)	85,118	2,498,213
Dorchester Minerals LP	6,550	162,637
Double Eagle Petroleum Co. (a)	8,444	215,322
Double Hull Tankers, Inc.	13,844	192,708
Edge Petroleum Corp. (a)	10,892	216,206
Enbridge Energy Management LLC	2,996	147,703
Enbridge Energy Partners LP	30,547	1,529,183
Encore Acquisition Co. (a)	41,787	1,134,935
Endeavor International Corp. (a)(d)	74,100	170,430
Energy Partners Ltd. (a)(d)	25,661	623,562
Energy Transfer Equity LP	26,228	761,661
Energy Transfer Partners LP	49,162	2,684,245
Enterprise GP Holdings LP	6,986	243,183
Enterprise Products Partners LP	182,067	5,148,855
Evergreen Energy, Inc. (a)(d)	63,376	557,075
EXCO Resources, Inc.	74,098	1,087,759
Ferrellgas Partners LP	27,145	636,550
Forest Oil Corp. (a)	41,441	1,472,813
Foundation Coal Holdings, Inc.	30,768	1,141,800
Frontier Oil Corp.	92,000	2,910,880
FX Energy, Inc. (a)(d)	24,929	174,503
Gasco Energy, Inc. (a)(d)	60,806	161,744
General Maritime Corp.	25,371	893,567
Genesis Energy LP	11,331	222,541
Giant Industries, Inc. (a)(d)	17,000	1,310,530
GMX Resources, Inc. (a)(d)	6,855	299,495
Goodrich Petroleum Corp. (d)	12,161	534,598
Green Plains Renewable Energy, Inc. (a)(d)	3,244	89,924
GSV, Inc. (a)	700	84
Gulfport Energy Corp. (a)(d)	14,910	178,025

	Shares	Value
Harken Energy Corp. (a)(d)	45,664	$ 26,028
Harvest Natural Resources, Inc. (a)(d)	30,944	317,176
Helix Energy Solutions Group, Inc. (a)(d)	59,171	2,176,309
Holly Corp.	43,154	2,330,748
Holly Energy Partners LP	6,668	267,987
Houston Exploration Co. (a)	21,869	1,227,288
Hugoton Royalty Trust	8,323	232,128
Inergy Holdings LP	5,264	203,506
Inergy LP	18,444	546,127
International Coal Group, Inc. (a)(d)	81,153	413,880
James River Coal Co. (a)(d)	9,436	97,946
K-Sea Transn Partners L P	4,670	167,186
Kinder Morgan Energy Partners LP	95,819	4,646,263
Kinder Morgan Management LLC	44,942	2,067,332
Linn Energy LLC	7,996	209,815
Magellan Midstream Holdings LP	8,631	192,817
Magellan Midstream Partners LP	40,485	1,567,174
Mariner Energy, Inc. (a)	52,139	1,092,312
Markwest Energy Partners LP	4,669	264,265
Markwest Hydrocarbon, Inc.	13,932	585,562
Martin Midstream Partners LP	4,000	124,040
Massey Energy Co.	70,107	1,929,345
McMoRan Exploration Co. (d)	30,590	480,569
Meridian Resource Corp. (a)	58,885	209,042
National Energy Group, Inc. (a)	5,079	30,728
Natural Resource Partners LP	12,239	642,548
Newfield Exploration Co. (a)(d)	100,630	5,008,355
NGAS Resources, Inc. (a)(d)	16,181	127,506
Noble Energy, Inc.	125,394	6,708,579
OMI Corp. (d)	51,773	1,209,417
ONEOK Partners LP	28,878	1,745,386
Overseas Shipholding Group, Inc.	21,218	1,221,308
Pacific Ethanol, Inc. (a)(d)	24,747	468,956
Panhandle Royalty Co. Class A (d)	14,442	270,065
Parallel Petroleum Corp. (a)(d)	26,265	518,734
Penn Virginia Corp.	15,925	1,200,586
Penn Virginia Resource Partners LP	21,949	562,992
Petrohawk Energy Corp. (a)	121,468	1,575,440
Petroleum Development Corp. (a)	11,924	503,551
Petroquest Energy, Inc. (a)	30,204	378,758
Pioneer Natural Resources Co. (d)	89,340	3,890,757
Plains Exploration & Production Co. (a)	54,543	2,567,884
Pogo Producing Co.	36,222	1,916,868
PrimeEnergy Corp. (a)	1,965	133,404
Quest Resource Corp. (a)(d)	16,547	186,485
Quicksilver Resources, Inc. (a)(d)	37,291	1,577,782
Range Resources Corp.	98,048	3,048,312
Regency Energy Partners LP	10,923	294,156
Rentech, Inc. (a)(d)	94,996	381,884
Rio Vista Energy Partners LP	601	2,933
Rosetta Resources, Inc. (a)	33,228	624,354
Ship Finance International Ltd. (NY Shares)	36,149	804,315
Southwestern Energy Co. (a)	117,786	4,962,324
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
St. Mary Land & Exploration Co.	44,616	$ 1,788,209
Stone Energy Corp. (a)	21,141	824,922
Suburban Propane Partners LP	18,925	711,391
Sunoco Logistics Partners LP	8,173	396,717
Swift Energy Co. (a)	21,517	1,099,734
Syntroleum Corp. (a)(d)	20,072	52,990
TC Pipelines LP	11,375	365,138
Teekay LNG Partners LP	6,000	189,420
Teekay Shipping Corp.	31,916	1,336,642
TEPPCO Partners LP	48,298	1,901,492
Tesoro Corp.	53,000	3,733,850
The Exploration Co. of Delaware, Inc. (a)	25,348	349,295
Toreador Resources Corp. (a)(d)	8,042	197,109
Transmeridian Exploration, Inc. (a)(d)	56,402	188,947
Tri-Valley Corp. (a)(d)	35,638	294,370
Ultra Petroleum Corp. (a)	107,211	5,778,673
USEC, Inc.	59,260	738,380
Vaalco Energy, Inc. (a)	42,892	359,864
Valero GP Holdings LLC	14,275	301,060
Valero LP	24,863	1,364,481
Venoco, Inc.	1,757	31,169
VeraSun Energy Corp. (d)	24,625	622,766
W&T Offshore, Inc.	21,843	757,078
Warren Resources, Inc. (a)(d)	37,453	500,747
Western Refining, Inc. (d)	39,393	1,115,610
Westmoreland Coal Co.	7,132	157,689
Whiting Petroleum Corp. (a)	26,205	1,257,840
Whittier Energy Corp. (a)	10,000	74,500
Williams Partners LP	8,231	318,375
World Fuel Services Corp.	28,500	1,382,250
		147,390,887
TOTAL ENERGY		225,323,297
FINANCIALS - 25.0%
Capital Markets - 1.5%
A.G. Edwards, Inc.	53,402	3,089,306
Affiliated Managers Group, Inc. (d)	22,563	2,303,908
AllianceBernstein Holding LP	17,170	1,313,333
BlackRock, Inc. Class A	9,997	1,433,270
Calamos Asset Management, Inc. Class A	15,211	417,998
Cohen & Steers, Inc.	6,504	246,827
Cowen Group, Inc.	10,541	178,459
Eaton Vance Corp. (non-vtg.)	93,023	2,967,434
Epoch Holding Corp. (a)(d)	5,333	44,424
Evercore Partners, Inc. Class A	4,709	173,715
FirstCity Financial Corp. (a)	5,260	54,914
GAMCO Investors, Inc. Class A	5,578	217,821
GFI Group, Inc. (a)(d)	10,808	611,300
Greenhill & Co., Inc. (d)	9,578	667,682

	Shares	Value
International Assets Holding Corp. (a)	2,986	$ 104,809
Investment Technology Group, Inc. (a)	30,367	1,138,763
Investors Financial Services Corp.	49,282	1,959,945
Jefferies Group, Inc. (d)	72,070	2,089,309
Knight Capital Group, Inc. Class A (a)(d)	78,381	1,380,289
LaBranche & Co., Inc. (a)(d)	42,155	455,274
Ladenburg Thalmann Financial Services, Inc. (a)	49,489	58,397
Lazard Ltd. Class A (d)	24,401	1,108,293
MarketAxess Holdings, Inc. (a)(d)	14,835	213,624
MCF Corp. (a)	10,677	48,687
National Holdings Corp. (a)	1,000	1,220
Nuveen Investments, Inc. Class A	56,394	2,798,270
optionsXpress Holdings, Inc.	23,257	670,499
Penson Worldwide, Inc.	11,530	258,849
Piper Jaffray Companies (a)(d)	14,962	973,577
Raymond James Financial, Inc.	68,092	2,145,579
Sanders Morris Harris Group, Inc.	8,833	113,239
SEI Investments Co. (d)	51,111	2,974,149
Siebert Financial Corp.	7,668	38,187
Stifel Financial Corp. (a)(d)	6,506	253,864
SWS Group, Inc.	14,863	481,115
TD Ameritrade Holding Corp.	214,879	3,773,275
Thomas Weisel Partners Group, Inc. (d)	17,034	363,165
TradeStation Group, Inc. (a)	23,223	338,824
W.P. Carey & Co. LLC	19,225	582,518
W.P. Stewart & Co. Ltd. (d)	19,230	298,065
Waddell & Reed Financial, Inc. Class A	62,393	1,555,457
Westwood Holdings Group, Inc.	3,071	70,203
		39,967,836
Commercial Banks - 4.9%
1st Source Corp.	7,209	225,425
Abigail Adams National Bancorp, Inc.	3,050	40,870
Abington Community Bancorp, Inc. (d)	10,420	202,982
Alabama National Bancorp, Delaware	11,256	770,811
Amcore Financial, Inc.	13,595	432,865
American National Bankshares, Inc.	2,434	56,712
AmericanWest Bancorp	6,795	148,607
Ameris Bancorp (d)	15,734	439,136
AmeriServ Financial, Inc. (a)	8,597	42,469
Ames National Corp. (d)	14,284	302,821
Arrow Financial Corp.	6,125	150,308
Associated Banc-Corp.	97,927	3,255,093
BancFirst Corp.	5,680	302,574
Bancorp, Inc., Delaware (a)	13,627	365,340
BancorpSouth, Inc.	51,585	1,343,789
Bancshares of Florida, Inc. (a)	9,353	195,291
BancTrust Financial Group, Inc.	9,140	221,279
Bank of Granite Corp.	13,693	255,374
Bank of Hawaii Corp.	32,866	1,696,872
Bank of Marin, California	4,442	150,806
Bank of the Ozarks, Inc. (d)	12,728	416,842
BankFinancial Corp.	14,566	255,051
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banner Corp.	12,592	$ 574,951
Bar Harbor Bankshares	2,569	78,997
BOK Financial Corp.	16,857	908,424
Boston Private Financial Holdings, Inc.	23,964	650,623
Bryn Mawr Bank Corp.	2,058	50,051
Cadence Financial Corp.	15,524	328,333
Camden National Corp.	2,896	130,059
Capital Bank Corp. (d)	4,787	82,815
Capital City Bank Group, Inc.	9,046	307,835
Capital Corp. of the West	8,704	278,267
Capitol Bancorp Ltd.	9,607	430,394
Cardinal Financial Corp.	17,899	178,095
Cascade Bancorp	20,935	633,284
Cascade Financial Corp.	9,915	168,555
Cathay General Bancorp (d)	29,625	1,017,915
Centennial Bank Holdings, Inc., Delaware (a)(d)	46,113	439,457
Center Bancorp, Inc. (d)	9,529	152,464
Center Financial Corp., California	15,368	344,704
Central Pacific Financial Corp.	19,330	724,295
Century Bancorp, Inc. Class A (non-vtg.)	2,001	53,027
Chemical Financial Corp.	19,387	633,179
Chittenden Corp.	30,904	929,592
Citizens & Northern Corp. (d)	6,628	148,401
Citizens Banking Corp., Michigan (d)	31,632	849,003
Citizens Financial Services, Inc.	1,515	32,421
City Holding Co.	14,106	557,187
City National Corp.	24,743	1,678,070
CoBiz, Inc.	10,647	246,904
Colonial Bancgroup, Inc.	122,873	2,998,101
Colony Bankcorp, Inc. (d)	4,000	73,480
Columbia Bancorp, Oregon	11,500	290,605
Columbia Banking Systems, Inc.	9,470	318,476
Commerce Bancshares, Inc.	56,484	2,744,558
Commercial Bankshares, Inc.	2,677	102,368
Community Bank of Nevada (a)	5,809	176,536
Community Bank System, Inc.	22,072	530,611
Community Banks, Inc. (d)	20,022	549,003
Community Bankshares, Inc., South Carolina	3,531	58,438
Community Capital Corp.	1,900	39,235
Community Trust Bancorp, Inc.	8,277	334,474
Cullen/Frost Bankers, Inc.	44,875	2,445,688
CVB Financial Corp. (d)	46,609	677,695
Dearborn Bancorp, Inc.	5,722	121,249
East West Bancorp, Inc. (d)	39,055	1,390,749
Eastern Virgina Bankshares, Inc.	3,012	65,993
Enterprise Financial Services Corp.	9,184	285,439
EuroBancshares, Inc. (a)	10,674	98,841
Exchange National Bancshares, Inc.	5,406	167,694
Farmers Capital Bank Corp.	5,002	166,166

	Shares	Value
Fidelity Southern Corp.	4,918	$ 91,475
Financial Institutions, Inc.	5,570	130,004
First Bancorp, North Carolina	11,778	246,278
First Bancorp, Puerto Rico	58,615	587,322
First Charter Corp.	23,877	574,242
First Citizen Bancshares, Inc.	3,625	723,369
First Commonwealth Financial Corp. (d)	59,953	823,754
First Community Bancorp, California	17,492	944,743
First Financial Bancorp, Ohio	38,308	635,530
First Financial Bankshares, Inc.	12,289	512,697
First Financial Corp., Indiana	6,060	205,434
First Indiana Corp.	10,374	257,586
First M&F Corp.	1,684	30,986
First Mariner Bancorp, Inc. (a)	999	18,871
First Merchants Corp.	13,779	367,486
First Midwest Bancorp, Inc., Delaware (d)	33,922	1,263,595
First of Long Island Corp.	936	39,920
First Regional Bancorp (a)	7,196	242,217
First Republic Bank, California	24,579	986,109
First Security Group, Inc.	10,700	122,729
First South Bancorp, Inc., Virginia (d)	5,916	177,184
First State Bancorp.	12,359	315,896
First United Corp.	5,930	130,579
Firstbank Corp., Michigan	7,253	169,067
FirstMerit Corp.	53,862	1,276,529
Flag Financial Corp.	18,529	471,563
FNB Corp., North Carolina	7,866	140,251
FNB Corp., Pennsylvania	48,149	862,830
FNB Corp., Virginia	3,618	141,464
FNB Financial Services Corp.	4,785	71,727
Frontier Financial Corp., Washington (d)	40,151	1,206,136
Fulton Financial Corp.	124,680	2,026,050
Gateway Financial Holdings, Inc.	6,000	87,240
GB&T Bancshares, Inc. (d)	8,000	175,280
German American Bancorp, Inc.	17,151	246,974
Glacier Bancorp, Inc.	21,982	781,240
Great Lakes Bancorp, Inc. (a)	10,319	151,896
Great Southern Bancorp, Inc.	5,120	149,760
Greater Bay Bancorp	41,082	1,057,451
Greater Community Bancorp	4,420	72,046
Hancock Holding Co.	19,250	1,034,110
Hanmi Financial Corp.	44,770	977,329
Harleysville National Corp., Pennsylvania	20,759	419,539
Harrington West Financial Group, Inc.	4,000	72,920
Heartland Financial USA, Inc.	10,000	289,500
Heritage Commerce Corp.	8,124	210,574
Heritage Financial Corp., Washington	4,130	100,772
Horizon Financial Corp.	10,153	250,678
IBERIABANK Corp.	7,008	399,666
Independent Bank Corp., Massachusetts	11,103	381,499
Independent Bank Corp., Michigan	12,910	303,256
Integra Bank Corp.	19,801	551,458
Interchange Financial Services Corp.	11,917	273,138
International Bancshares Corp.	38,765	1,198,226
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Intervest Bancshares Corp. Class A (a)	3,943	$ 137,532
Irwin Financial Corp.	23,780	523,873
Lakeland Bancorp, Inc. (d)	14,700	219,765
Lakeland Financial Corp.	10,412	259,363
Leesport Financial Corp.	1,954	47,853
LSB Bancshares, Inc.	6,571	110,393
Macatawa Bank Corp.	16,537	365,633
MainSource Financial Group, Inc.	14,638	267,290
MB Financial, Inc.	22,007	790,491
MBT Financial Corp. (d)	10,000	153,400
Mercantile Bancorp, Inc., Illinois	3,576	78,493
Mercantile Bank Corp.	8,371	320,107
Mercantile Bankshares Corp.	97,017	4,424,945
Merchants Bancshares, Inc.	4,649	110,414
Merrill Merchants Bancshares, Inc.	2,503	64,202
Metrocorp Bancshares, Inc.	4,282	93,733
Mid-State Bancshares	14,138	514,199
Midsouth Bancorp, Inc.	3,316	98,220
Midwest Banc Holdings, Inc.	15,647	364,575
MidWestOne Financial Group, Inc.	3,499	67,741
Nara Bancorp, Inc.	25,509	517,323
National Penn Bancshares, Inc. (d)	32,018	650,926
NBT Bancorp, Inc.	30,577	756,781
Nexity Financial Corp. (a)	5,000	61,800
North Valley Bancorp	4,804	88,874
Northern Empire Bancshares	6,530	191,329
Northern States Financial Corp.	2,836	56,153
Northrim Bancorp, Inc.	982	26,838
Oak Hill Financial, Inc.	1,403	40,182
Ohio Valley Banc Corp.	6,000	150,900
Old National Bancorp, Indiana	47,788	897,459
Old Second Bancorp, Inc.	8,393	252,881
Omega Financial Corp.	10,510	341,155
Oriental Financial Group, Inc.	11,839	136,385
PAB Bankshares, Inc.	7,746	170,877
Pacific Capital Bancorp	40,823	1,330,422
Pacific Mercantile Bancorp (a)	7,285	121,878
Park National Corp.	8,944	896,636
Peapack-Gladstone Financial Corp. (d)	4,448	113,869
Pennsylvania Communication Bancorp, Inc. (a)	3,180	80,804
Peoples Bancorp, Inc.	5,422	154,744
Peoples Banctrust Co., Inc.	1,053	21,060
Peoples Financial Corp., Mississippi	4,312	112,759
Pinnacle Financial Partners, Inc. (a)(d)	14,923	488,877
Placer Sierra Bancshares	18,155	423,738
Popular, Inc.	185,144	3,277,049
Preferred Bank, Los Angeles California	2,365	134,734
Premier Community Bankshares, Inc.	7,661	157,051
PremierWest Bancorp (d)	17,727	274,059
Princeton National Bancorp, Inc.	2,512	81,514

	Shares	Value
PrivateBancorp, Inc.	16,540	$ 663,419
Prosperity Bancshares, Inc.	24,144	818,723
Provident Bankshares Corp.	24,064	887,240
QCR Holdings, Inc.	4,300	76,325
R&G Financial Corp. Class B	13,850	102,906
Renasant Corp.	14,520	443,005
Republic Bancorp, Inc.	65,792	898,719
Republic Bancorp, Inc., Kentucky Class A	7,717	191,999
Republic First Bancorp, Inc.	6,564	84,741
Royal Bancshares of Pennsylvania, Inc. Class A	2,480	61,529
S&T Bancorp, Inc. (d)	18,285	619,862
S.Y. Bancorp, Inc.	6,778	188,971
Sandy Spring Bancorp, Inc.	10,316	388,191
Santander Bancorp	1,969	35,521
Savannah Bancorp, Inc.	3,165	110,142
SCBT Financial Corp.	6,000	242,580
Seacoast Banking Corp., Florida (d)	11,060	265,440
Security Bank Corp., Georgia	12,190	303,531
Shore Bancshares, Inc.	5,814	167,966
Sierra Bancorp (d)	3,100	95,387
Signature Bank, New York (a)	26,946	866,583
Simmons First National Corp. Class A	9,580	307,422
Sky Financial Group, Inc.	83,035	2,055,116
Smithtown Bancorp, Inc. (d)	4,687	128,424
South Financial Group, Inc.	55,386	1,439,482
Southside Bancshares, Inc.	9,151	236,919
Southwest Bancorp, Inc., Oklahoma	17,075	456,073
Southwest Georgia Financial Corp.	835	15,990
State Bancorp, Inc., New York	5,592	100,880
State National Bancshares, Inc.	7,680	293,760
Sterling Bancorp, New York	16,378	304,631
Sterling Bancshares, Inc.	29,025	534,641
Sterling Financial Corp., Pennsylvania	15,767	366,425
Sterling Financial Corp., Washington	23,355	783,560
Suffolk Bancorp	7,466	270,941
Summit Bancshares, Inc.	5,340	146,263
Summit Bank Corp., Georgia	3,888	92,107
Summit Financial Group, Inc.	1,800	34,524
Sun Bancorp, Inc., New Jersey	19,998	402,360
Superior Bancorp (a)(d)	13,693	148,569
Susquehanna Bancshares, Inc., Pennsylvania	39,718	1,098,600
SVB Financial Group (a)(d)	25,275	1,200,057
Taylor Capital Group, Inc.	10,172	373,109
TCF Financial Corp.	85,048	2,221,454
TD Banknorth, Inc.	75,494	2,429,397
Temecula Valley Bancorp, Inc. (a)(d)	11,685	263,029
Tennessee Commerce Bancorp, Inc. (a)	4,775	125,344
Texas Capital Bancshares, Inc. (a)(d)	20,602	401,739
Texas United Bancshares, Inc.	7,000	235,620
TIB Financial Corp.	6,654	114,449
Tompkins Trustco, Inc.	4,489	203,127
Trico Bancshares	7,477	202,178
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Trustmark Corp.	32,201	$ 1,050,397
UCBH Holdings, Inc.	63,335	1,067,828
UMB Financial Corp.	18,756	689,846
Umpqua Holdings Corp. (d)	39,865	1,196,747
Union Bankshares Corp.	8,934	276,507
UnionBanCal Corp.	36,543	2,103,415
United Bankshares, Inc., West Virginia	29,655	1,144,090
United Community Banks, Inc., Georgia	28,972	965,637
United Security Bancshares, California (d)	6,270	156,060
Univest Corp. of Pennsylvania	9,000	278,010
USB Holding Co., Inc.	8,800	210,848
Valley National Bancorp	79,477	2,063,223
Vineyard National Bancorp	9,652	208,676
Virginia Commerce Bancorp, Inc. (a)(d)	10,028	194,944
Virginia Financial Group, Inc.	14,623	401,694
Washington Banking Co., Oak Harbor	4,700	79,195
Washington Trust Bancorp, Inc.	6,961	195,534
WesBanco, Inc.	16,419	535,916
West Bancorp., Inc.	10,500	191,100
West Coast Bancorp, Oregon	13,366	460,993
Westamerica Bancorp.	20,890	1,034,682
Westbank Corp.	2,759	66,713
Western Alliance Bancorp. (a)(d)	14,932	519,484
Whitney Holding Corp.	44,274	1,426,951
Wilmington Trust Corp., Delaware	43,537	1,809,398
Wilshire Bancorp, Inc. (d)	23,616	451,302
Wintrust Financial Corp. (d)	16,875	803,588
Yardville National Bancorp (d)	12,736	494,539
		128,089,759
Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	42,673	604,250
Advanta Corp. Class B	14,824	676,271
AmeriCredit Corp. (a)	95,020	2,228,219
Asta Funding, Inc. (d)	8,785	289,202
Cash America International, Inc. (d)	22,385	988,074
Cash Systems, Inc. (a)(d)	14,761	96,242
CompuCredit Corp. (a)(d)	28,435	1,070,862
Consumer Portfolio Services, Inc. (a)	11,918	81,757
Credit Acceptance Corp. (a)(d)	5,307	173,910
Dollar Financial Corp. (a)	8,792	257,254
EZCORP, Inc. Class A (a)(d)	10,373	484,627
First Cash Financial Services, Inc. (a)	17,226	351,927
First Marblehead Corp.	21,991	1,645,806
Nelnet, Inc. Class A (a)	15,295	403,788
QC Holdings, Inc. (a)	10,421	151,730
Rewards Network, Inc. (a)(d)	22,487	125,927
Student Loan Corp.	3,146	651,222

	Shares	Value
United Panam Financial Corp. (a)	5,347	$ 64,592
World Acceptance Corp. (a)	11,975	543,545
		10,889,205
Diversified Financial Services - 0.7%
Ampal-American Israel Corp. Class A	4,585	21,320
Asset Acceptance Capital Corp. (a)	14,141	235,448
California First National Bancorp	4,060	56,840
Catskill Litigation Trust	1,036	0
CBOT Holdings, Inc. Class A (a)(d)	14,652	2,328,789
Encore Capital Group, Inc. (a)(d)	10,962	152,591
Financial Federal Corp.	17,445	483,227
Finova Group, Inc. (a)(d)	22,736	1,592
First Albany Companies, Inc. (a)	2,377	5,348
IntercontinentalExchange, Inc. (d)	31,654	3,110,006
International Securities Exchange, Inc. Class A (d)	24,648	1,310,781
Leucadia National Corp.	110,792	3,056,751
Marlin Business Services Corp. (a)	7,748	167,977
Medallion Financial Corp.	18,998	225,316
MicroFinancial, Inc.	5,166	18,494
NCP Litigation Trust (a)	200	0
Newtek Business Services, Inc. (a)	5,503	11,116
NYMEX Holdings, Inc. (d)	176	20,346
NYSE Group, Inc. (a)(d)	37,288	3,732,529
PICO Holdings, Inc. (a)	14,096	447,689
Portfolio Recovery Associates, Inc. (a)(d)	10,409	475,171
Primus Guaranty Ltd. (a)	21,499	259,923
Resource America, Inc. Class A	8,687	228,816
The NASDAQ Stock Market, Inc. (a)(d)	72,127	2,895,899
		19,245,969
Insurance - 7.3%
21st Century Holding Co.	1,797	47,405
21st Century Insurance Group	23,634	403,905
Affirmative Insurance Holdings, Inc.	11,382	183,364
Alfa Corp.	25,874	501,438
Alleghany Corp. (d)	3,944	1,351,214
Allied World Assurance Co. Holdings Ltd.	6,260	265,737
Amcomp, Inc.	11,074	119,599
American Equity Investment Life Holding Co.	32,051	416,663
American Financial Group, Inc., Ohio	28,885	1,508,086
American Independence Corp. (a)	3,087	32,475
American National Insurance Co.	11,013	1,257,354
American Physicians Capital, Inc. (a)	12,727	508,062
American Safety Insurance Group Ltd. (a)	5,346	99,168
Amerisafe, Inc.	8,019	109,540
Arch Capital Group Ltd.	29,289	1,956,505
Argonaut Group, Inc. (a)	24,903	843,714
Arthur J. Gallagher & Co. (d)	67,537	1,978,159
Aspen Insurance Holdings Ltd.	43,595	1,174,885
Assurant, Inc.	77,176	4,241,593
Assured Guaranty Ltd.	32,578	842,141
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Atlantic American Corp. (a)	10,720	$ 30,552
Axis Capital Holdings Ltd.	95,553	3,270,779
Baldwin & Lyons, Inc. Class B	9,944	266,002
Berkshire Hathaway, Inc. Class A (a)	744	79,682,330
Bristol West Holdings, Inc.	9,584	148,456
Brooke Corp.	8,106	91,274
Brown & Brown, Inc. (d)	78,533	2,277,457
Citizens, Inc. Class A (d)	10,666	68,369
Clark, Inc.	7,815	128,166
CNA Financial Corp. (a)	21,156	814,506
CNA Surety Corp. (a)	12,254	244,590
Commerce Group, Inc., Massachusetts	42,390	1,293,319
Conseco, Inc.	117,313	2,333,356
Crawford & Co. Class B (d)	11,783	85,427
CRM Holdings Ltd.	9,636	85,182
Delphi Financial Group, Inc. Class A	26,238	1,062,639
Direct General Corp.	16,682	273,585
Donegal Group, Inc. Class A	5,200	99,788
Eastern Insurance Holdings, Inc.	11,883	169,927
EMC Insurance Group	12,011	414,139
Endurance Specialty Holdings Ltd.	43,963	1,649,931
Enstar Group, Inc. (a)(d)	3,751	348,543
Erie Indemnity Co. Class A	39,939	2,247,767
Everest Re Group Ltd.	49,912	4,911,840
FBL Financial Group, Inc. Class A	8,164	321,662
Fidelity National Financial, Inc. Class A	151,990	3,441,054
First Acceptance Corp. (a)(d)	24,679	249,258
First American Corp., California	68,991	2,663,743
FPIC Insurance Group, Inc. (a)	7,567	293,221
Gainsco, Inc. (a)	196	1,529
Great American Financial Resources, Inc.	4,585	101,649
Hanover Insurance Group, Inc.	35,789	1,695,683
Harleysville Group, Inc.	11,446	407,020
HCC Insurance Holdings, Inc.	76,490	2,309,233
Hilb Rogal & Hobbs Co.	32,287	1,343,139
Horace Mann Educators Corp.	38,802	784,576
Independence Holding Co.	5,623	114,428
Infinity Property & Casualty Corp.	16,293	735,629
Insure.com, Inc. (a)	779	2,804
Investors Title Co.	1,641	84,955
IPC Holdings Ltd.	43,304	1,351,085
James River Group, Inc.	9,136	306,970
Kansas City Life Insurance Co.	3,631	187,142
KMG America Corp. (a)	12,545	105,378
LandAmerica Financial Group, Inc.	11,908	727,698
Markel Corp. (a)(d)	7,619	3,411,407
Max Re Capital Ltd.	30,844	740,256
Meadowbrook Insurance Group, Inc. (a)	18,686	182,189
Mercer Insurance Group, Inc.	5,069	102,444

	Shares	Value
Merchants Group, Inc.	2,177	$ 69,795
Mercury General Corp.	18,196	972,576
Montpelier Re Holdings Ltd.	69,950	1,331,848
National Atlantic Holdings Corp. Class A (a)	8,196	109,007
National Financial Partners Corp.	22,244	1,008,098
National Interstate Corp.	6,658	168,248
National Security Group, Inc.	2,778	45,531
National Western Life Insurance Co. Class A	1,547	353,428
Nationwide Financial Services, Inc. Class A (sub. vtg.)	40,302	2,095,704
Navigators Group, Inc. (a)	9,552	441,971
Nymagic, Inc.	2,755	93,587
OdysseyRe Holdings Corp. (d)	17,899	631,298
Ohio Casualty Corp.	44,692	1,305,453
Old Republic International Corp.	138,407	3,121,078
OneBeacon Insurance Group Ltd.	15,990	439,725
PartnerRe Ltd.	45,032	3,139,631
Penn Treaty American Corp. (a)	31,965	227,271
Philadelphia Consolidated Holdings Corp. (a)	43,492	1,937,569
Phoenix Companies, Inc.	74,208	1,198,459
Platinum Underwriters Holdings Ltd.	40,496	1,232,293
PMA Capital Corp. Class A	37,128	329,325
Presidential Life Corp.	14,950	334,731
ProAssurance Corp. (a)(d)	21,248	1,088,535
ProCentury Corp.	9,119	161,315
Protective Life Corp.	52,319	2,470,503
PXRE Group Ltd.	53,714	256,216
Reinsurance Group of America, Inc.	22,918	1,264,386
RenaissanceRe Holdings Ltd.	44,053	2,593,841
Republic Companies Group, Inc.	5,671	115,859
RLI Corp. (d)	15,615	863,666
RTW, Inc. (a)	655	6,124
Safety Insurance Group, Inc.	9,803	513,481
Scottish Re Group Ltd.	32,667	194,369
SCPIE Holding, Inc. (a)	9,553	251,722
SeaBright Insurance Holdings, Inc. (a)(d)	7,000	111,650
Security Capital Assurance Ltd.	14,600	369,672
Selective Insurance Group, Inc.	18,799	1,043,720
Specialty Underwriters' Alliance, Inc. (a)	14,899	154,652
StanCorp Financial Group, Inc.	39,518	1,794,512
State Auto Financial Corp.	9,729	324,559
Stewart Information Services Corp.	10,893	425,481
The Midland Co.	8,704	396,467
Tower Group, Inc.	11,548	380,391
Transatlantic Holdings, Inc.	17,656	1,092,553
Unico American Corp. (a)	2,607	28,938
United America Indemnity Ltd. Class A (a)	21,961	551,001
United Fire & Casualty Co.	16,601	586,015
Unitrin, Inc.	33,846	1,655,746
Universal American Financial Corp. (a)	27,615	517,781
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
USI Holdings Corp. (a)(d)	28,168	$ 441,111
W.R. Berkley Corp.	121,183	4,254,735
Wesco Financial Corp.	1,262	605,760
White Mountains Insurance Group Ltd.	5,729	3,435,968
Zenith National Insurance Corp.	27,480	1,268,477
		191,308,915
Real Estate Investment Trusts - 7.5%
Acadia Realty Trust (SBI)	21,120	548,698
Agree Realty Corp.	3,217	112,498
Alesco Financial, Inc.	21,053	212,635
Alexanders, Inc. (a)(d)	1,399	567,994
Alexandria Real Estate Equities, Inc.	18,192	1,875,231
AMB Property Corp. (SBI)	68,114	4,173,345
America First Apartment Investment, Inc.	10,576	198,406
American Campus Communities, Inc.	24,834	737,570
American Financial Realty Trust (SBI)	103,568	1,217,960
American Home Mortgage Investment Corp. (d)	30,176	1,067,325
American Land Lease, Inc.	4,333	113,481
American Mortgage Acceptance Co.	4,770	85,574
AmeriVest Properties, Inc.	10,370	21,570
Annaly Capital Management, Inc.	131,036	1,831,883
Anthracite Capital, Inc.	44,277	560,990
Anworth Mortgage Asset Corp. (d)	34,106	321,961
Arbor Realty Trust, Inc.	14,415	407,080
Ashford Hospitality Trust, Inc. (d)	58,564	768,360
Associated Estates Realty Corp.	8,335	122,525
AvalonBay Communities, Inc.	50,797	6,760,065
BioMed Realty Trust, Inc.	51,435	1,553,337
BNP Residential Properties, Inc.	5,592	134,488
Brandywine Realty Trust (SBI)	64,338	2,261,481
BRE Properties, Inc. Class A	31,592	2,042,107
BRT Realty Trust	3,818	116,564
Camden Property Trust (SBI)	36,760	2,930,875
Capital Lease Funding, Inc.	32,807	394,668
Capital Trust, Inc. Class A	13,427	598,576
CapitalSource, Inc. (d)	90,863	2,473,291
Capstead Mortgage Corp. (d)	5,005	41,141
CBL & Associates Properties, Inc. (d)	42,721	1,841,275
Cedar Shopping Centers, Inc.	28,684	523,196
CentraCore Properties Trust	8,745	280,889
Cogdell Spencer, Inc.	5,912	129,355
Colonial Properties Trust (SBI)	29,967	1,467,184
Columbia Equity Trust, Inc.	18,406	346,953
Corporate Office Properties Trust (SBI)	30,242	1,503,330
Cousins Properties, Inc.	26,372	958,095
Crescent Real Estate Equities Co. (d)	66,016	1,418,024
Crystal River Capital, Inc. (d)	3,822	87,791
Deerfield Triarc Capital Corp.	26,441	409,307
Developers Diversified Realty Corp.	73,940	4,789,833
DiamondRock Hospitality Co. (d)	45,374	803,120

	Shares	Value
Digital Realty Trust, Inc. (d)	33,637	$ 1,225,732
Douglas Emmett, Inc. (a)	46,500	1,222,950
Duke Realty Corp. (d)	104,213	4,535,350
Eagle Hospitality Properties Trust, Inc.	18,912	178,151
Eastgroup Properties, Inc.	14,682	822,926
ECC Capital Corp. (d)	32,592	38,784
Education Realty Trust, Inc.	25,355	398,834
Entertainment Properties Trust (SBI) (d)	18,377	1,115,484
Equity Inns, Inc.	34,751	565,746
Equity Lifestyle Properties, Inc.	19,044	989,717
Equity One, Inc.	29,605	807,624
Essex Property Trust, Inc. (d)	14,358	1,895,830
Extra Space Storage, Inc.	41,150	757,983
Federal Realty Investment Trust (SBI) (d)	36,473	3,106,770
FelCor Lodging Trust, Inc.	47,057	1,035,725
Feldman Mall Properties, Inc.	12,239	131,447
Fieldstone Investment Corp.	34,652	194,744
First Industrial Realty Trust, Inc. (d)	35,613	1,789,553
First Potomac Realty Trust	15,901	488,320
Franklin Street Properties Corp. (d)	54,824	1,146,918
Friedman, Billings, Ramsey Group, Inc. Class A	115,568	904,897
General Growth Properties, Inc.	154,939	8,512,349
Getty Realty Corp. (d)	15,746	488,913
Gladstone Commercial Corp.	10,600	212,954
Glimcher Realty Trust (d)	26,700	720,099
Global Signal, Inc.	17,026	945,454
GMH Communities Trust	30,596	379,696
Government Properties Trust, Inc.	17,885	190,833
Gramercy Capital Corp.	16,296	456,451
Health Care Property Investors, Inc.	133,613	4,846,144
Health Care REIT, Inc. (d)	48,901	2,050,419
Healthcare Realty Trust, Inc.	33,862	1,373,781
Hersha Hospitality Trust	18,712	215,936
Highland Hospitality Corp. (d)	44,191	626,628
Highwoods Properties, Inc. (SBI)	39,000	1,591,200
Home Properties of New York, Inc. (d)	21,868	1,351,661
HomeBanc Mortgage Corp., Georgia	30,699	129,243
Hospitality Properties Trust (SBI)	49,168	2,467,742
Host Hotels & Resorts, Inc.	381,802	9,629,046
HRPT Properties Trust (SBI) (d)	159,577	2,005,883
Impac Mortgage Holdings, Inc. (d)	57,824	567,253
Inland Real Estate Corp.	50,160	973,104
Innkeepers USA Trust (SBI) (d)	45,836	733,376
Investors Real Estate Trust (d)	39,237	398,648
iStar Financial, Inc. (d)	77,489	3,625,710
JER Investments Trust, Inc.	22,756	450,341
Kilroy Realty Corp.	21,266	1,739,559
Kite Realty Group Trust	25,356	480,243
KKR Financial Corp.	59,507	1,592,407
LaSalle Hotel Properties (SBI)	26,369	1,162,873
Lexington Corporate Properties Trust (d)	39,080	863,668
Liberty Property Trust (SBI) (d)	60,550	3,100,766
Longview Fibre Co. (d)	51,700	1,076,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
LTC Properties, Inc.	19,272	$ 532,293
Luminent Mortgage Capital, Inc. (d)	39,416	406,773
Mack-Cali Realty Corp.	43,090	2,354,438
Maguire Properties, Inc. (d)	26,575	1,138,739
Medical Properties Trust, Inc.	40,296	598,396
MFA Mortgage Investments, Inc.	87,881	683,714
Mid-America Apartment Communities, Inc.	13,893	833,580
Mission West Properties, Inc.	23,945	299,313
Monmouth Real Estate Investment Corp. Class A	9,627	79,904
MortgageIT Holdings, Inc.	18,881	273,775
National Health Investors, Inc.	20,428	684,338
National Health Realty, Inc.	10,570	223,556
National Retail Properties, Inc.	42,583	1,015,605
Nationwide Health Properties, Inc.	54,314	1,607,151
New Century Financial Corp. (d)	37,482	1,351,601
New Plan Excel Realty Trust (d)	73,600	2,096,864
New York Mortgage Trust, Inc.	18,314	56,224
Newcastle Investment Corp.	30,244	905,808
Newkirk Realty Trust, Inc.	6,602	115,865
NorthStar Realty Finance Corp.	45,512	722,275
Novastar Financial, Inc.	20,498	625,189
Omega Healthcare Investors, Inc.	51,709	916,283
One Liberty Properties, Inc.	4,885	120,122
Opteum, Inc. Class A (d)	11,595	86,499
Origen Financial, Inc.	17,799	97,895
Parkway Properties, Inc.	13,969	724,712
Pennsylvania (REIT) (SBI)	26,953	1,064,644
PMC Commercial Trust	6,561	94,150
Post Properties, Inc. (d)	28,894	1,382,289
Potlatch Corp. (d)	29,190	1,216,931
PS Business Parks, Inc.	10,667	760,024
RAIT Investment Trust (SBI)	20,451	681,632
Ramco-Gershenson Properties Trust (SBI)	16,771	620,192
Rayonier, Inc.	49,018	2,044,051
Realty Income Corp.	62,617	1,719,463
Reckson Associates Realty Corp.	65,375	3,162,843
Redwood Trust, Inc.	15,842	906,321
Regency Centers Corp.	52,850	4,174,093
Republic Property Trust	16,652	191,665
Resource Capital Corp.	5,517	91,582
Saul Centers, Inc.	8,854	497,506
Saxon Capital, Inc. (d)	39,571	556,368
Senior Housing Properties Trust (SBI)	57,079	1,248,889
SL Green Realty Corp.	35,210	4,761,800
Sovran Self Storage, Inc. (d)	11,587	677,840
Spirit Finance Corp.	79,020	964,834
Strategic Hotel & Resorts, Inc.	49,000	1,065,750
Sun Communities, Inc.	15,926	533,999
Sunstone Hotel Investors, Inc.	40,362	1,125,293

	Shares	Value
Supertel Hospitality, Inc., Maryland	13,197	$ 91,587
Tanger Factory Outlet Centers, Inc.	23,973	945,016
Taubman Centers, Inc.	36,289	1,794,854
The Macerich Co.	46,941	4,012,047
The Mills Corp. (d)	39,522	832,333
Thornburg Mortgage, Inc. (SBI) (d)	80,317	2,029,611
Transcontinental Realty Investors, Inc. (a)	1,497	22,111
Trustreet Properties, Inc.	54,366	914,980
U-Store-It Trust	32,612	713,551
UMH Properties, Inc.	4,453	69,022
United Dominion Realty Trust, Inc. (SBI)	92,983	3,122,369
Universal Health Realty Income Trust (SBI)	9,322	367,194
Urstadt Biddle Properties, Inc.	5,274	96,251
Urstadt Biddle Properties, Inc. Class A	17,626	335,423
Ventas, Inc. (d)	81,717	3,182,877
Vestin Realty Mortgage II, Inc.	27,306	190,596
Washington (REIT) (SBI) (d)	29,418	1,261,150
Weingarten Realty Investors (SBI)	55,272	2,637,580
Windrose Medical Properties Trust	19,064	356,878
Winston Hotels, Inc.	23,362	317,256
Winthrop Realty Trust	20,971	134,424
		198,642,471
Real Estate Management & Development - 0.6%
Affordable Residential Communties, Inc. (d)	25,798	290,485
American Realty Investments, Inc. (a)	1,965	15,759
BNS Holding, Inc. Class A (a)	20	220
Brookfield Properties Corp.	80,756	3,242,354
Consolidated-Tomoka Land Co.	4,603	330,265
Forest City Enterprises, Inc. Class A	51,307	2,989,146
Grubb & Ellis Co. (a)	14,733	161,474
Housevalues, Inc. (a)(d)	9,851	52,900
Jones Lang LaSalle, Inc.	24,069	2,190,279
Move, Inc. (a)(d)	110,620	612,835
Stratus Properties, Inc. (a)	2,986	91,163
Tejon Ranch Co. (a)(d)	7,930	402,606
The St. Joe Co. (d)	56,511	3,164,051
Thomas Properties Group, Inc.	9,183	134,898
Trammell Crow Co. (a)	24,467	1,206,223
United Capital Corp. (a)	2,068	54,016
Wellsford Real Properties, Inc.	2,805	20,477
ZipRealty, Inc. (a)(d)	10,323	80,106
		15,039,257
Thrifts & Mortgage Finance - 2.1%
Accredited Home Lenders Holding Co. (a)(d)	15,041	445,665
American Bancorp of New Jersey, Inc.	20,535	250,527
Anchor BanCorp Wisconsin, Inc.	12,340	353,664
Astoria Financial Corp.	64,750	1,936,025
Bank Mutual Corp.	41,999	509,028
BankAtlantic Bancorp, Inc. Class A (non-vtg.) (d)	32,939	430,513
BankUnited Financial Corp. Class A (d)	25,017	637,934
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BCSB Bankcorp, Inc.	4,872	$ 75,029
Berkshire Bancorp, Inc.	1,110	17,505
Berkshire Hills Bancorp, Inc.	5,489	185,144
Brookline Bancorp, Inc., Delaware	56,246	759,321
Camco Financial Corp.	7,852	100,898
Capital Crossing Bank (a)	2,400	70,800
Capitol Federal Financial (d)	22,464	837,458
CFS Bancorp, Inc.	5,521	79,006
Charter Financial Corp., Georgia	8,305	425,631
Charter Municipal Mortgage Acceptance Co.	41,056	886,810
Cheviot Financial Corp.	52	675
Citizens First Bancorp, Inc., Delaware	3,754	109,767
Citizens South Banking Corp., Delaware	10,510	134,003
City Bank Lynnwood, Washington	10,939	585,018
Clayton Holdings, Inc.	6,858	102,596
Clifton Savings Bancorp, Inc.	8,458	101,496
Coastal Financial Corp. (d)	10,241	142,043
Corus Bankshares, Inc. (d)	32,002	717,165
Delta Financial Corp.	16,328	154,300
Dime Community Bancshares, Inc.	22,145	311,580
Doral Financial Corp. (d)	68,986	279,393
Downey Financial Corp.	14,170	1,031,576
ESB Financial Corp.	7,483	81,041
Fidelity Bankshares, Inc.	18,266	718,950
First Busey Corp. (d)	9,363	220,967
First Clover Leaf Financial Corp.	10,566	122,249
First Defiance Financial Corp.	3,003	89,369
First Federal Bancshares of Arkansas, Inc.	3,747	90,602
First Federal Bankshares, Inc.	2,907	62,966
First Financial Holdings, Inc.	9,293	349,603
First Financial Service Corp.	678	21,045
First Mutual Bancshares, Inc.	1,088	25,459
First Niagara Financial Group, Inc.	85,262	1,225,215
First Place Financial Corp.	14,173	345,113
FirstBank NW Corp., Delaware	6,160	177,778
FirstFed Financial Corp., Delaware (a)(d)	14,431	938,304
Flagstar Bancorp, Inc.	29,396	442,410
Flushing Financial Corp.	18,913	321,521
FMS Financial Corp.	1,116	35,042
Franklin Bank Corp.	18,731	367,502
Fremont General Corp.	44,410	755,414
Harbor Florida Bancshares, Inc.	14,402	627,495
HMN Financial, Inc.	2,852	96,683
Home Federal Bancorp	2,558	73,031
Home Federal Bancorp, Inc., Delaware	14,626	254,200
HopFed Bancorp, Inc.	7,731	124,469
Hudson City Bancorp, Inc.	380,446	5,048,518

	Shares	Value
IndyMac Bancorp, Inc.	47,683	$ 2,191,034
ITLA Capital Corp.	4,543	240,870
Jefferson Bancshares, Inc., Tennessee	5,738	74,881
Kearny Financial Corp.	13,844	228,564
KNBT Bancorp, Inc.	18,610	312,648
Legacy Bancorp, Inc.	18,619	300,697
Lincoln Bancorp	3,496	67,543
LSB Corp.	3,904	63,284
MAF Bancorp., Inc.	24,861	1,093,635
MASSBANK Corp.	6,468	211,633
MutualFirst Financial, Inc.	2,603	57,604
NASB Financial, Inc.	3,384	142,771
NetBank, Inc. (a)	45,554	208,637
New England Bancshares, Inc.	7,230	92,544
New York Community Bancorp, Inc.	210,898	3,408,112
NewAlliance Bancshares, Inc.	84,683	1,384,567
NexCen Brands, Inc. (a)	29,128	213,800
Northeast Community Bancorp, Inc. (a)	8,762	99,011
Northwest Bancorp, Inc.	19,130	525,884
OceanFirst Financial Corp.	4,849	107,260
Ocwen Financial Corp. (a)	28,396	427,360
Pamrapo Bancorp, Inc.	2,874	71,505
Parkvale Financial Corp.	2,919	91,073
Partners Trust Financial Group, Inc.	34,184	387,988
Pennfed Financial Services, Inc.	6,162	119,296
People's Bank, Connecticut (d)	43,035	1,918,931
Peoples Bancorp, Auburn, Indiana	3,388	66,066
Peoples Cmnty Bancorp, Inc.	6,000	102,720
PFF Bancorp, Inc.	20,235	667,755
Pocahontas Bancorp, Inc.	2,049	32,682
Provident Financial Holdings, Inc.	3,631	110,528
Provident Financial Services, Inc.	46,394	843,907
Provident New York Bancorp	32,025	487,421
Pulaski Financial Corp.	6,450	103,200
PVF Capital Corp.	5,643	58,123
Radian Group, Inc.	59,045	3,141,784
Rainier Pacific Financial Group, Inc.	3,186	61,299
Riverview Bancorp, Inc.	8,756	135,368
Rockville Financial, Inc.	7,892	132,349
Roma Financial Corp. (a)(d)	10,524	167,226
Rome Bancorp, Inc.	12,337	160,011
Synergy Financial Group, Inc., New Jersey	9,338	150,342
TF Financial Corp.	1,778	55,971
The PMI Group, Inc.	68,984	2,987,697
TierOne Corp.	14,855	463,327
Timberland Bancorp, Inc.	2,387	88,510
Triad Guaranty, Inc. (a)	10,834	582,869
Trustco Bank Corp., New York	69,461	782,825
United Community Financial Corp., Ohio	15,305	190,853
W Holding Co., Inc.	97,504	598,675
Washington Federal, Inc.	59,659	1,386,475
Wauwatosa Holdings, Inc. (a)(d)	7,726	136,905
Webster Financial Corp.	37,794	1,805,419
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	4,996	$ 165,468
Willow Financial Bancorp, Inc.	15,648	234,720
WSFS Financial Corp.	5,076	327,757
		54,554,900
TOTAL FINANCIALS		657,738,312
HEALTH CARE - 10.6%
Biotechnology - 3.1%
Aastrom Biosciences, Inc. (a)(d)	75,401	101,791
Acadia Pharmaceuticals, Inc. (a)(d)	14,251	133,389
Acorda Therapeutics, Inc. (d)	22,263	431,012
ADVENTRX Pharmaceuticals, Inc. (a)(d)	46,743	110,781
Alexion Pharmaceuticals, Inc. (a)(d)	23,140	1,001,499
Alkermes, Inc. (a)(d)	70,626	1,072,103
Allos Therapeutics, Inc. (a)	24,876	146,520
Alnylam Pharmaceuticals, Inc. (a)(d)	9,444	202,763
Altus Pharmaceuticals, Inc. (d)	8,310	152,156
Amylin Pharmaceuticals, Inc. (a)(d)	79,415	3,176,600
Anadys Pharmaceuticals, Inc. (a)	18,763	93,815
Antigenics, Inc. (a)	19,086	40,462
AP Pharma, Inc. (a)	17,810	19,235
Arena Pharmaceuticals, Inc. (a)(d)	30,201	389,593
ARIAD Pharmaceuticals, Inc. (a)	50,987	273,800
ArQule, Inc. (a)	21,813	110,374
Array Biopharma, Inc. (a)(d)	36,227	477,472
Avant Immunotherapeutics, Inc. (a)(d)	18,683	27,277
AVAX Technologies, Inc. (a)(d)	4,900	735
AVI BioPharma, Inc. (a)	25,727	93,389
Avigen, Inc. (a)	22,946	139,512
BioCryst Pharmaceuticals, Inc. (a)(d)	14,318	163,655
Bioenvision, Inc. (a)(d)	47,174	233,983
BioMarin Pharmaceutical, Inc. (a)(d)	62,145	1,063,301
Biopure Corp. Class A (a)(d)	1,611	1,305
Biosante Pharmaceuticals, Inc. (a)(d)	21,771	55,516
BioSphere Medical, Inc. (a)	4,678	31,951
Boston Life Sciences, Inc. (a)(d)	1,366	3,265
Calypte Biomedical Corp. (a)	656	54
Cel-Sci Corp. (a)(d)	5,333	3,413
Cell Genesys, Inc. (a)(d)	43,159	167,457
Cell Therapeutics, Inc. (a)(d)	124,292	226,211
Cephalon, Inc. (a)(d)	43,294	3,240,989
Cepheid, Inc. (a)(d)	44,896	423,818
Coley Pharmaceutical Group, Inc. (a)(d)	14,423	166,009
Combinatorx, Inc.	22,451	203,631
CorAutus Genetics, Inc. (a)	2,623	1,049
Cotherix, Inc. (a)	8,776	117,160
Critical Therapeutics, Inc. (a)(d)	7,164	13,970
Cubist Pharmaceuticals, Inc. (a)	36,135	735,709
CuraGen Corp. (a)(d)	41,352	181,122
Curis, Inc. (a)	10,011	15,417

	Shares	Value
CV Therapeutics, Inc. (a)(d)	45,181	$ 541,268
Cytogen Corp. (a)(d)	15,067	36,914
Cytokinetics, Inc. (a)	23,143	174,730
Cytori Therapeutics, Inc. (a)	14,014	60,961
CytRx Corp. (a)(d)	8,702	14,358
Dendreon Corp. (a)(d)	72,352	311,114
Digene Corp. (a)	17,190	878,409
DUSA Pharmaceuticals, Inc. (a)(d)	9,863	53,260
Dyadic International, Inc. (a)(d)	16,428	100,211
Dyax Corp. (a)	58,388	185,674
Dynavax Technologies Corp. (a)(d)	21,508	201,960
Embrex, Inc. (a)	1,225	20,396
Encysive Pharmaceuticals, Inc. (a)(d)	39,210	236,828
EntreMed, Inc. (a)	6,269	12,475
Enzon Pharmaceuticals, Inc. (a)(d)	34,300	285,719
Exact Sciences Corp. (a)	5,146	11,167
Genaera Corp. (a)(d)	20,058	7,421
Genelabs Technologies, Inc. (a)(d)	7,653	13,546
Genentech, Inc. (a)(d)	334,886	27,376,931
Genitope Corp. (a)(d)	16,300	58,354
Genomic Health, Inc. (a)(d)	21,051	397,653
Genta, Inc. (a)(d)	73,275	58,620
GenVec, Inc. (a)	10,563	14,049
Geron Corp. (a)(d)	53,729	426,071
GTC Biotherapeutics, Inc. (a)(d)	4,398	5,322
GTx, Inc. (a)(d)	15,842	244,284
Halozyme Therapeutics, Inc. (a)	51,021	147,451
Hana Biosciences, Inc. (a)(d)	18,262	126,008
Hemispherx Biopharma, Inc. (a)(d)	10,059	20,017
Human Genome Sciences, Inc. (a)(d)	95,990	1,201,795
ICOS Corp. (a)(d)	41,721	1,347,171
Idenix Pharmaceuticals, Inc. (a)(d)	13,126	123,384
IDM Pharma, Inc. (a)	908	2,978
ImClone Systems, Inc. (a)(d)	47,592	1,423,001
ImmunoGen, Inc. (a)(d)	33,884	186,023
Immunomedics, Inc. (a)(d)	11,508	29,345
Incyte Corp. (a)(d)	42,798	224,262
Indevus Pharmaceuticals, Inc. (a)(d)	59,428	448,087
Infinity Pharmaceuticals, Inc. (a)	1,801	25,376
Inhibitex, Inc. (a)	8,093	14,082
Insmed, Inc. (a)(d)	127,479	216,714
InterMune, Inc. (a)(d)	23,464	502,130
Introgen Therapeutics, Inc. (a)(d)	5,863	26,208
Isis Pharmaceuticals, Inc. (a)(d)	74,775	763,453
Isolagen, Inc. (a)(d)	33,379	97,800
Keryx Biopharmaceuticals, Inc. (a)	26,089	360,028
Kosan Biosciences, Inc. (a)	28,380	150,414
La Jolla Pharmaceutical Co. (a)(d)	2,763	9,173
Lexicon Genetics, Inc. (a)	22,319	82,803
Ligand Pharmaceuticals, Inc. Class B (a)	34,062	365,145
Lipid Sciences, Inc. (a)(d)	6,973	11,924
Manhattan Pharmaceuticals, Inc. (a)(d)	9,897	7,621
MannKind Corp. (a)(d)	19,534	320,358
Martek Biosciences (a)(d)	24,131	591,210
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Matritech, Inc. (a)(d)	9,731	$ 7,882
Maxygen, Inc. (a)	20,092	178,819
Medarex, Inc. (a)(d)	88,414	1,192,705
Memory Pharmaceuticals Corp. (a)	6,681	16,703
Metabasis Therapeutics, Inc. (a)	26,087	196,957
Micromet, Inc. (a)(d)	5,632	10,757
Millennium Pharmaceuticals, Inc. (a)(d)	241,072	2,712,060
Momenta Pharmaceuticals, Inc. (a)(d)	14,976	259,534
Monogram Biosciences, Inc. (a)(d)	94,829	159,313
Myriad Genetics, Inc. (a)(d)	25,042	761,277
Nabi Biopharmaceuticals (a)(d)	37,645	265,774
Neopharm, Inc. (a)(d)	8,402	61,419
Neose Technologies, Inc. (a)	9,641	23,910
Neurobiological Tech, Inc. (a)	4,585	10,454
Neurocrine Biosciences, Inc. (a)(d)	24,958	230,612
Neurogen Corp. (a)	14,550	78,716
Northfield Laboratories, Inc. (a)(d)	29,181	447,637
Northwest Biotherapeutics, Inc. (a)(d)	2,800	280
Novavax, Inc. (a)(d)	42,163	210,815
NPS Pharmaceuticals, Inc. (a)	39,572	202,609
Nuvelo, Inc. (a)(d)	36,720	705,391
Omrix Biopharmaceuticals, Inc. (d)	12,337	364,928
ONYX Pharmaceuticals, Inc. (a)(d)	27,163	475,353
Orchid Cellmark, Inc. (a)(d)	20,246	65,192
Ortec International, Inc. (a)	2	1
Orthologic Corp. (a)	36,394	49,496
Oscient Pharmaceuticals Corp. (a)	9,344	55,130
OSI Pharmaceuticals, Inc. (a)(d)	39,479	1,448,090
OXiGENE, Inc. (a)	27,796	132,865
Palatin Technologies, Inc. (a)	59,631	124,629
Panacos Pharmaceuticals, Inc. (a)(d)	35,312	228,822
PDL BioPharma, Inc. (a)(d)	92,920	2,110,213
Peregrine Pharmaceuticals, Inc. (a)(d)	144,570	179,267
Pharmacopeia Drug Discovery, Inc. (a)	2,994	12,275
Pharmacyclics, Inc. (a)(d)	5,240	29,606
Pharmion Corp. (a)(d)	17,603	435,850
Poniard Pharmaceuticals, Inc. (a)	14,768	102,342
PRAECIS Pharmaceuticals, Inc. (a)	2,601	5,072
Pro-Pharmaceuticals, Inc. (a)(d)	23,828	15,726
Progenics Pharmaceuticals, Inc. (a)	14,422	394,874
Regeneron Pharmaceuticals, Inc. (a)	43,243	930,157
Renovis, Inc. (a)	15,599	49,917
Repligen Corp. (a)	7,531	21,991
Rigel Pharmaceuticals, Inc. (a)	20,536	225,691
Sangamo Biosciences, Inc. (a)(d)	24,676	195,187
Savient Pharmaceuticals, Inc. (a)	65,430	763,568
SciClone Pharmaceuticals, Inc. (a)(d)	14,063	34,876
Seattle Genetics, Inc. (a)	19,175	105,271
Senomyx, Inc. (a)(d)	17,125	230,503
SIGA Technologies, Inc. (a)(d)	5,146	16,982
Sirna Therapeutics, Inc. (a)(d)	34,484	444,154

	Shares	Value
Solexa, Inc. (a)	14,836	$ 181,889
Sonus Pharmaceuticals, Inc. (a)(d)	32,820	191,997
StemCells, Inc. (a)	46,919	139,819
Sunesis Pharmaceuticals, Inc. (a)	3,400	15,708
Tanox, Inc. (a)(d)	18,496	363,076
Tapestry Pharmaceuticals, Inc. (a)(d)	673	1,245
Telik, Inc. (a)(d)	42,903	729,780
Theravance, Inc. (a)	40,968	1,281,889
Threshold Pharmaceuticals, Inc. (a)(d)	15,598	44,766
Titan Pharmaceuticals, Inc. (a)(d)	11,415	24,428
TorreyPines Therapeutics, Inc. (a)	1,899	12,021
Trimeris, Inc. (a)(d)	15,229	175,286
Unigene Laboratories, Inc. (a)	74,735	160,680
United Therapeutics Corp. (a)(d)	17,599	1,024,614
Valentis, Inc. (a)(d)	148	62
Vanda Pharmaceuticals, Inc. (d)	4,707	70,323
Vertex Pharmaceuticals, Inc. (a)	80,211	3,553,347
ViaCell, Inc. (a)	31,009	153,495
Vical, Inc. (a)	34,045	218,909
Vion Pharmaceuticals, Inc. (a)(d)	41,496	68,468
Viragen, Inc. (a)(d)	2,058	432
XOMA Ltd. (a)	77,076	174,963
Zymogenetics, Inc. (a)(d)	30,295	475,934
		81,839,702
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc. (a)(d)	16,975	327,787
Abiomed, Inc. (a)(d)	31,613	400,537
Adeza Biomedical Corp. (a)	13,940	213,282
Advanced Medical Optics, Inc. (a)(d)	48,612	1,701,906
Aksys Ltd. (d)	7,259	3,920
Align Technology, Inc. (a)(d)	44,223	580,648
Alphatec Holdings, Inc.	14,930	60,168
American Medical Systems Holdings, Inc. (a)(d)	58,721	1,010,588
Analogic Corp.	10,972	580,419
Angeion Corp. (a)(d)	2	28
Angiodynamics, Inc. (a)(d)	7,846	164,217
Anika Therapeutics, Inc. (a)	9,355	118,060
Arrow International, Inc.	20,033	699,953
ArthroCare Corp. (a)	19,127	797,022
Aspect Medical Systems, Inc. (a)(d)	10,493	198,947
ATS Medical, Inc. (a)	6,269	13,980
Beckman Coulter, Inc.	44,246	2,626,000
BioLase Technology, Inc. (a)(d)	21,417	184,615
Biosite, Inc. (a)(d)	13,958	681,430
BSD Medical Corp. (a)(d)	13,363	72,160
Cambridge Heart, Inc. (a)	1,200	3,720
Candela Corp. (a)(d)	20,642	272,474
Cantel Medical Corp. (a)	6,163	86,035
Cardiac Science Corp. (a)	17,399	141,976
Cardiodynamics International Corp. (a)	13,842	11,489
Cardiotech International, Inc. (a)(d)	3,688	7,560
Cerus Corp. (a)(d)	15,391	119,742
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cholestech Corp. (a)	15,842	$ 291,176
Clarient, Inc. (a)(d)	8,140	10,256
Clinical Data, Inc. (a)(d)	941	15,734
Conceptus, Inc. (a)	16,558	379,675
CONMED Corp. (a)	20,195	446,915
Conor Medsystems, Inc. (a)(d)	29,784	962,619
Cooper Companies, Inc. (d)	33,328	1,798,712
Cutera, Inc. (a)	9,296	261,589
Cyberonics, Inc. (a)(d)	16,400	400,160
Cynosure, Inc. Class A	6,020	101,196
Cytyc Corp. (a)(d)	84,179	2,207,173
Dade Behring Holdings, Inc.	59,390	2,248,505
Datascope Corp.	9,720	329,314
DENTSPLY International, Inc.	103,145	3,293,420
DexCom, Inc. (a)	12,402	139,647
Digirad Corp. (a)(d)	4,978	18,668
DJO, Inc. (a)(d)	15,916	676,748
E-Z-EM, Inc. (a)	3,324	55,444
Edwards Lifesciences Corp. (a)	41,261	1,891,404
Electro-Optical Sciences, Inc. (a)	7,670	59,519
Endologix, Inc. (a)	29,516	108,029
Enpath Medical, Inc. (a)	3,275	38,219
EP Medsystems, Inc. (a)	14,220	16,922
EPIX Pharmaceuticals, Inc. (a)	9,769	45,035
Escalon Medical Corp. (a)(d)	3,512	9,658
ev3, Inc. (a)(d)	19,359	321,166
Exactech, Inc. (a)	2,414	33,844
Fonar Corp. (a)(d)	19,649	6,681
Foxhollow Technologies, Inc. (a)(d)	13,358	353,853
Gen-Probe, Inc. (a)	39,874	1,943,459
Greatbatch, Inc. (a)	13,770	358,158
Haemonetics Corp. (a)(d)	19,097	864,712
HealthTronics, Inc. (a)	18,929	127,203
Hillenbrand Industries, Inc.	40,669	2,353,108
Hologic, Inc. (a)(d)	35,544	1,778,266
I-Flow Corp. (a)(d)	24,646	355,642
ICU Medical, Inc. (a)	9,059	366,074
IDEXX Laboratories, Inc. (a)	22,755	1,926,211
Immucor, Inc. (a)	53,303	1,433,851
Implant Sciences Corp. (a)(d)	468	1,142
Insite Vision (a)	62,560	98,219
Integra LifeSciences Holdings Corp. (a)(d)	12,331	510,627
IntraLase Corp. (a)	15,988	335,748
Intuitive Surgical, Inc. (a)	26,304	2,673,012
Invacare Corp.	20,710	484,407
Inverness Medical Innovations, Inc. (a)(d)	21,286	830,367
Iridex Corp. (a)	2,980	33,912
IRIS International, Inc. (a)	10,010	89,890
IVAX Diagnostics, Inc. (a)	7,111	9,955
Kensey Nash Corp. (a)(d)	8,253	253,202
Kinetic Concepts, Inc. (a)(d)	41,644	1,511,677

	Shares	Value
Kyphon, Inc. (a)(d)	29,743	$ 1,004,421
LifeCell Corp. (a)(d)	23,394	510,223
Lifecore Biomedical, Inc. (a)	13,141	227,208
Medical Action Industries, Inc. (a)	9,139	287,147
Medwave, Inc. (a)	2,979	1,758
Mentor Corp. (d)	31,002	1,548,550
Meridian Bioscience, Inc.	14,642	356,240
Merit Medical Systems, Inc. (a)	18,942	303,261
Microtek Medical Holdings, Inc. (a)	38,801	155,592
Micrus Endovascular Corp. (a)	16,657	327,810
Minrad International, Inc. (a)	24,400	123,708
National Dentex Corp. (a)	2,508	44,768
Natus Medical, Inc. (a)(d)	9,348	151,998
Neogen Corp. (a)	2,838	57,697
NeuroMetrix, Inc. (a)(d)	7,830	142,898
NMT Medical, Inc. (a)	5,000	72,750
North American Scientific, Inc. (a)(d)	3,930	3,812
Northstar Neuroscience, Inc.	6,621	79,915
Nutraceutical International Corp. (a)	4,825	73,147
NuVasive, Inc. (a)(d)	23,821	547,883
NxStage Medical, Inc. (a)(d)	19,789	176,716
OraSure Technologies, Inc. (a)	25,183	216,826
Orthovita, Inc. (a)	20,662	68,804
Osteotech, Inc. (a)	4,011	22,582
Palomar Medical Technologies, Inc. (a)(d)	13,766	687,612
PolyMedica Corp. (d)	15,493	613,058
Possis Medical, Inc. (a)	16,597	204,475
Quidel Corp. (a)(d)	19,545	266,007
Regeneration Technologies, Inc. (a)	39,621	236,537
ResMed, Inc. (a)(d)	54,796	2,739,800
Respironics, Inc. (a)	49,383	1,780,751
Retractable Technologies, Inc. (a)	5,601	15,571
Rita Medical Systems, Inc. (a)	28,253	125,443
Rochester Medical Corp. (a)	8,589	98,774
Sirona Dental Systems, Inc. (d)	11,617	429,364
Somanetics Corp. (a)(d)	8,762	169,895
Sonic Innovations, Inc. (a)	6,362	33,401
SonoSite, Inc. (a)	12,261	391,739
Spectrx, Inc. (a)(d)	10,741	3,222
Staar Surgical Co. (a)	8,437	59,143
Stereotaxis, Inc. (a)(d)	21,349	211,569
Steris Corp. (d)	48,008	1,235,726
Strategic Diagnostics, Inc. (a)	3,743	12,651
SurModics, Inc. (a)(d)	9,780	330,368
Symmetry Medical, Inc. (a)(d)	25,189	342,319
Synovis Life Technologies, Inc. (a)	4,155	34,279
The Spectranetics Corp. (a)	26,606	290,005
Theragenics Corp. (a)	8,161	27,339
Thermogenesis Corp. (a)(d)	39,439	189,307
Thoratec Corp. (a)	38,004	559,799
Trimedyne, Inc. (a)(d)	8,608	12,482
TriPath Imaging, Inc. (a)	13,366	123,101
Urologix, Inc. (a)	5,053	11,875
Utah Medical Products, Inc.	3,222	109,484
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Varian Medical Systems, Inc. (a)	94,463	$ 4,649,469
Viasys Healthcare, Inc. (a)(d)	21,110	595,513
Vision Sciences, Inc. (a)(d)	8,293	11,361
Vital Signs, Inc.	6,169	340,467
Volcano Corp.	5,757	102,417
West Pharmaceutical Services, Inc.	25,562	1,255,094
Wright Medical Group, Inc. (a)	24,535	587,123
Young Innovations, Inc.	3,599	128,484
Zoll Medical Corp. (a)	7,812	405,130
		71,864,654
Health Care Providers & Services - 2.4%
Air Methods Corp. (a)	7,431	195,212
Alliance Imaging, Inc. (a)	12,948	77,170
Allied Healthcare International, Inc. (a)	21,264	44,654
Allion Healthcare, Inc. (a)(d)	9,407	55,501
Amedisys, Inc. (a)(d)	14,707	576,073
America Service Group, Inc. (a)	4,584	72,931
American Dental Partners, Inc. (a)	13,941	247,035
AMERIGROUP Corp. (a)	37,242	1,273,304
AMN Healthcare Services, Inc. (a)	24,206	671,717
AmSurg Corp. (a)	19,017	390,419
Apria Healthcare Group, Inc. (a)(d)	37,271	930,657
Arcadia Resources, Inc. (a)(d)	80,061	212,162
Assisted Living Concepts, Inc. (a)	30,474	266,343
Bio-Reference Laboratories, Inc. (a)(d)	15,824	384,681
BioScrip, Inc. (a)	27,406	89,892
Brookdale Senior Living, Inc. (d)	34,904	1,593,368
BSML, Inc. (a)(d)	1,435	2,655
Capital Senior Living Corp. (a)	8,498	87,189
Centene Corp. (a)	32,250	840,435
Chemed Corp.	17,848	667,872
Chindex International, Inc. (a)	5,445	103,455
Community Health Systems, Inc. (a)(d)	69,194	2,421,790
Comprehensive Care Corp. (a)	300	570
Corvel Corp. (a)(d)	7,080	405,401
Cross Country Healthcare, Inc. (a)(d)	21,491	426,596
Cryolife, Inc.	23,279	153,874
DaVita, Inc. (a)	77,061	4,100,416
Dialysis Corp. of America (a)	7,648	101,871
Emergency Medical Services Corp. Class A	8,611	151,984
Emeritus Corp. (a)(d)	6,789	158,523
Five Star Quality Care, Inc. (a)(d)	24,607	250,253
Genesis HealthCare Corp. (a)	14,301	662,136
Gentiva Health Services, Inc. (a)	15,272	244,963
Hanger Orthopedic Group, Inc. (a)	6,855	47,985
Health Grades, Inc. (a)	14,002	66,930
Health Net, Inc. (a)	82,951	3,827,359
HealthExtras, Inc. (a)	20,924	447,355
HealthSouth Corp. (a)(d)	55,700	1,328,445

	Shares	Value
Healthspring, Inc.	27,377	$ 528,650
Healthways, Inc. (a)	23,583	1,084,111
HearUSA, Inc. (a)(d)	11,117	17,676
Henry Schein, Inc. (a)(d)	69,395	3,575,924
HMS Holdings Corp. (a)	14,779	204,689
Hooper Holmes, Inc.	50,431	169,448
Horizon Health Corp. (a)	9,996	159,936
Hythiam, Inc. (a)(d)	13,644	103,285
I-trax, Inc. (a)(d)	31,500	91,665
InVentiv Health, Inc. (a)(d)	19,017	576,405
Kindred Healthcare, Inc. (a)	24,617	633,149
Landauer, Inc.	6,794	369,526
LCA-Vision, Inc.	13,695	482,064
LHC Group, Inc. (a)	12,720	351,962
LifePoint Hospitals, Inc. (a)	37,428	1,299,126
Lincare Holdings, Inc. (a)	69,679	2,624,808
Magellan Health Services, Inc. (a)(d)	25,003	1,099,632
Matria Healthcare, Inc. (a)(d)	13,876	405,873
Medcath Corp. (a)	9,021	233,463
Medical Staffing Network Holdings, Inc. (a)	8,863	51,849
Metropolitan Health Networks, Inc. (a)	36,067	99,184
Molina Healthcare, Inc. (a)	9,397	319,404
MWI Veterinary Supply, Inc. (a)	5,699	195,647
National Healthcare Corp.	5,307	293,212
National Home Health Care Corp.	1,600	18,208
National Medical Health Card Systems, Inc. (a)(d)	2,994	30,209
National Research Corp.	1,185	29,139
Nighthawk Radiology Holdings, Inc.	17,798	386,751
NovaMed Eyecare, Inc. (a)	33,673	235,374
Odyssey Healthcare, Inc. (a)(d)	21,592	267,309
Omnicare, Inc.	89,522	3,553,128
Option Care, Inc.	22,677	319,292
Owens & Minor, Inc.	29,701	921,622
PainCare Holdings, Inc. (a)(d)	63,158	63,790
PDI, Inc. (a)	3,836	39,127
Pediatric Services of America, Inc. (a)	16,212	205,244
Pediatrix Medical Group, Inc. (a)	33,391	1,607,777
Precis, Inc. (a)(d)	3,930	6,209
Providence Service Corp. (a)(d)	11,318	302,304
PSS World Medical, Inc. (a)(d)	44,962	941,504
Psychemedics Corp.	3,872	68,922
Psychiatric Solutions, Inc. (a)(d)	38,395	1,397,194
QMed, Inc. (a)	4,585	20,999
Radiation Therapy Services, Inc. (a)	9,544	313,616
RehabCare Group, Inc. (a)	10,698	134,046
ResCare, Inc. (a)	17,138	315,168
Rotech Healthcare, Inc. (a)(d)	15,900	24,804
Rural/Metro Corp. (a)(d)	20,488	175,787
Sierra Health Services, Inc. (a)	36,204	1,268,950
SRI/Surgical Express, Inc. (a)	2,620	11,135
Sun Healthcare Group, Inc. (a)(d)	18,220	183,840
Sunrise Senior Living, Inc. (a)(d)	34,683	1,106,388
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Symbion, Inc. (a)	13,630	$ 241,933
Triad Hospitals, Inc. (a)(d)	70,102	2,980,737
U.S. Physical Therapy, Inc. (a)	16,352	191,645
United Surgical Partners International, Inc. (a)(d)	33,904	862,857
Universal Health Services, Inc. Class B	33,930	1,873,275
VCA Antech, Inc. (a)(d)	56,791	1,830,942
Visicu, Inc.	16,759	167,590
VistaCare, Inc. Class A (a)(d)	9,859	110,519
Wellcare Health Plans, Inc. (a)(d)	25,279	1,632,265
		62,389,463
Health Care Technology - 0.4%
A.D.A.M., Inc. (a)	2,620	15,563
Allscripts Healthcare Solutions, Inc. (a)(d)	37,686	1,052,193
AMICAS, Inc. (a)	31,224	85,866
Cerner Corp. (a)(d)	41,887	2,013,508
Claimsnet.com, Inc. (a)	2,700	432
Computer Programs & Systems, Inc.	9,905	356,580
Dendrite International, Inc. (a)(d)	31,354	329,217
Eclipsys Corp. (a)(d)	34,462	729,561
Emageon, Inc. (a)	18,876	302,394
Emdeon Corp. (a)	192,245	2,278,103
HealthAxis, Inc. (a)	190	272
HealthStream, Inc. (a)	6,041	23,862
Mediware Information Systems, Inc. (a)	1,310	11,109
Merge Technologies, Inc. (a)	15,882	96,721
Omnicell, Inc. (a)(d)	18,037	339,096
Per-Se Technologies, Inc. (a)(d)	21,629	596,312
Phase Forward, Inc. (a)(d)	18,189	271,926
ProxyMed, Inc. (a)	3,259	15,643
Quadramed Corp. (a)	14,073	40,671
TriZetto Group, Inc. (a)	32,955	569,792
Vital Images, Inc. (a)(d)	9,800	316,246
WebMD Health Corp. Class A (a)(d)	4,693	171,435
		9,616,502
Life Sciences Tools & Services - 1.0%
Accelrys, Inc. (a)	29,292	177,510
Advanced Magnetics, Inc. (a)(d)	8,088	450,663
Affymetrix, Inc. (a)(d)	45,513	1,151,479
Albany Molecular Research, Inc. (a)	10,983	121,911
Alliance Pharmaceutical Corp. (a)	2,080	216
Applera Corp. - Celera Genomics Group (a)	58,482	839,217
Bio-Imaging Technologies, Inc. (a)	2,110	15,108
Bio-Rad Laboratories, Inc. Class A (a)(d)	13,313	1,051,061
Bioanalytical Systems, Inc. (a)	4,772	26,246
BioVeris Corp. (a)	25,451	244,584
Bruker BioSciences Corp. (a)	29,315	226,605
Caliper Life Sciences, Inc. (a)	28,993	163,231
Cambrex Corp.	17,248	380,663

	Shares	Value
Charles River Laboratories International, Inc. (a)	47,249	$ 1,972,646
Ciphergen Biosystems, Inc. (a)(d)	8,010	8,411
Covance, Inc. (a)	48,029	2,875,496
Cryo-Cell International, Inc. (a)	6,550	16,703
Dionex Corp. (a)(d)	15,118	869,436
Diversa Corp. (a)	14,786	168,265
Encorium Group, Inc. (a)	7,298	27,513
Enzo Biochem, Inc. (a)(d)	19,619	300,171
eResearchTechnology, Inc. (a)(d)	23,930	153,631
Exelixis, Inc. (a)(d)	66,857	576,307
Gene Logic, Inc. (a)	7,441	11,162
Harvard Bioscience, Inc. (a)	8,617	39,552
Illumina, Inc. (a)(d)	28,472	1,097,026
Immunicon Corp. (a)	7,192	26,251
Interleukin Genetics, Inc. (a)	6,973	41,420
Invitrogen Corp. (a)(d)	39,994	2,200,470
Kendle International, Inc. (a)	9,169	321,190
Luminex Corp. (a)	20,616	264,091
Medivation, Inc. (a)(d)	18,044	312,161
Medtox Scientific, Inc. (a)	4,646	61,467
Molecular Devices Corp. (a)	12,725	268,625
Nanogen, Inc. (a)(d)	35,888	72,853
Nektar Therapeutics (a)(d)	62,141	1,025,948
PAREXEL International Corp. (a)	24,512	680,698
Pharmaceutical Product Development, Inc.	75,204	2,375,694
PharmaNet Development Group, Inc. (a)(d)	13,840	314,998
PRA International (a)(d)	13,580	393,277
Sequenom, Inc. (a)	3,440	18,335
Stratagene Corp.	1,955	14,311
Techne Corp. (a)	30,814	1,656,869
Third Wave Technologies, Inc. (a)	44,390	220,174
Tripos, Inc. (a)	2,058	1,502
Varian, Inc. (a)	23,757	1,047,209
Ventana Medical Systems, Inc. (a)(d)	23,071	971,058
		25,253,414
Pharmaceuticals - 1.0%
Abraxis BioScience, Inc. (a)	23,499	630,243
Acusphere, Inc. (a)(d)	1,403	4,055
Adams Respiratory Therapeutics, Inc. (a)(d)	16,798	661,337
Adolor Corp. (a)	29,553	231,696
Advancis Pharmaceutical Corp. (a)(d)	4,491	17,515
Akorn, Inc. (a)	32,825	172,660
Alpharma, Inc. Class A	31,681	693,814
Alteon, Inc. (a)	9,772	1,564
Anesiva, Inc. (a)	1,142	7,560
Atherogenics, Inc. (a)(d)	26,187	323,148
Auxilium Pharmaceuticals, Inc. (a)(d)	18,555	309,497
AVANIR Pharmaceuticals Class A (a)(d)	14,261	40,644
Barrier Therapeutics, Inc. (a)	6,541	48,076
Bentley Pharmaceuticals, Inc. (a)(d)	12,642	116,180
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bradley Pharmaceuticals, Inc. (a)	11,282	$ 237,599
Caraco Pharmaceutical Laboratories Ltd. (a)	20,224	245,115
CNS., Inc.	12,112	452,020
Collagenex Pharmaceuticals, Inc. (a)(d)	22,008	289,625
Columbia Laboratories, Inc. (a)(d)	36,536	157,836
Connetics Corp. (a)(d)	30,176	523,855
Corcept Therapeutics, Inc. (a)(d)	7,957	6,923
Cortex Pharmaceuticals, Inc. (a)(d)	7,017	9,964
Cypress Bioscience, Inc. (a)(d)	19,092	165,337
DepoMed, Inc. (a)(d)	14,582	49,287
Discovery Laboratories, Inc. (a)(d)	33,851	71,764
Durect Corp. (a)(d)	36,548	171,045
Emisphere Technologies, Inc. (a)(d)	22,624	122,848
Endo Pharmaceuticals Holdings, Inc. (a)(d)	96,496	2,616,007
Epicept Corp. (a)(d)	1,640	2,624
Heska Corp. (a)	20,430	34,731
Hi-Tech Pharmacal Co., Inc. (a)	9,053	129,005
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	6,761	37,118
Immtech Pharmaceuticals, Inc. (a)(d)	2,377	15,664
Inspire Pharmaceuticals, Inc. (a)	16,447	78,288
Interpharm Holdings, Inc. (a)(d)	2,260	5,085
Ista Pharmaceuticals, Inc. (a)(d)	7,132	45,716
Kos Pharmaceuticals, Inc. (a)	16,334	1,269,642
KV Pharmaceutical Co. Class A (a)	27,399	665,796
Matrixx Initiatives, Inc. (a)(d)	3,745	73,252
Medicines Co. (a)	32,192	919,082
Medicis Pharmaceutical Corp. Class A (d)	42,133	1,553,865
MGI Pharma, Inc. (a)(d)	56,858	1,078,596
Nastech Pharmaceutical Co., Inc. (a)(d)	15,653	291,772
New River Pharmaceuticals, Inc. (a)(d)	13,190	647,365
NitroMed, Inc. (a)(d)	19,202	41,476
Noven Pharmaceuticals, Inc. (a)(d)	23,333	553,225
Nutrition 21, Inc. (a)(d)	16,280	23,932
Oxis International, Inc. (a)	5,100	969
Pain Therapeutics, Inc. (a)(d)	28,510	244,046
Par Pharmaceutical Companies, Inc. (a)	23,901	471,328
Penwest Pharmaceuticals Co. (a)(d)	18,669	320,920
Perrigo Co.	66,464	1,113,272
Pharmos Corp. (a)(d)	12,987	23,247
Pozen, Inc. (a)	16,220	266,495
Questcor Pharmaceuticals, Inc. (a)(d)	47,623	58,100
Salix Pharmaceuticals Ltd. (a)(d)	33,772	474,497
Santarus, Inc. (a)(d)	45,220	339,602
Sciele Pharma, Inc. (a)(d)	19,421	439,109
SCOLR Pharma, Inc. (a)(d)	17,200	84,968
Sepracor, Inc. (a)	79,771	4,452,020
Somaxon Pharmaceuticals, Inc.	7,756	101,138
Spectrum Pharmaceuticals, Inc. (a)(d)	57,989	304,442

	Shares	Value
SuperGen, Inc. (a)	29,317	$ 139,256
Valeant Pharmaceuticals International (d)	62,307	1,046,135
ViroPharma, Inc. (a)(d)	50,644	780,424
Vivus, Inc. (a)(d)	59,578	241,887
Warner Chilcott Ltd.	45,000	621,450
Xenoport, Inc. (a)(d)	15,956	427,940
Zila, Inc. (a)	11,602	30,977
		27,825,670
TOTAL HEALTH CARE		278,789,405
INDUSTRIALS - 12.2%
Aerospace & Defense - 1.0%
AAR Corp. (a)	26,938	716,281
Alliant Techsystems, Inc. (a)(d)	25,222	1,949,913
Applied Signal Technology, Inc.	5,054	80,055
Argon ST, Inc. (a)(d)	10,954	248,327
Armor Holdings, Inc. (a)(d)	25,375	1,434,956
Astronics Corp. (a)	3,368	58,266
BE Aerospace, Inc. (a)	56,839	1,489,750
Ceradyne, Inc. (a)(d)	19,822	1,046,998
CPI Aerostructures, Inc. (a)	1,677	11,051
Cubic Corp.	9,321	206,926
Curtiss-Wright Corp.	30,182	1,072,970
DRS Technologies, Inc.	27,467	1,364,835
Ducommun, Inc. (a)	2,048	47,043
DynCorp International, Inc. Class A	16,696	218,718
EDO Corp. (d)	9,094	199,431
Essex Corp. (a)	13,719	326,649
Esterline Technologies Corp. (a)(d)	19,178	746,791
GenCorp, Inc. (non-vtg.) (a)(d)	40,286	556,350
Heico Corp. Class A	19,833	596,973
Herley Industries, Inc. (a)	12,228	197,360
Hexcel Corp. (a)(d)	63,881	1,143,470
Innovative Solutions & Support, Inc. (a)(d)	8,701	137,128
Ionatron, Inc. (d)	15,916	61,913
Irvine Sensors Corp. (a)(d)	390	741
K&F Industries Holdings, Inc. (a)(d)	18,051	376,002
KBR, Inc.	1,407	31,151
Ladish Co., Inc. (a)(d)	8,606	290,366
LMI Aerospace, Inc. (a)	5,920	101,410
Moog, Inc. Class A (a)	26,446	967,395
MTC Technologies, Inc. (a)	6,932	180,856
Orbital Sciences Corp. (a)	43,902	795,504
Pemco Aviation Group, Inc. (a)	664	5,312
Precision Castparts Corp.	102,036	7,699,637
Spirit AeroSystems Holdings, Inc. Class A	2,716	79,171
Stanley, Inc.	351	5,886
Sypris Solutions, Inc.	8,306	61,963
Taser International, Inc. (a)(d)	47,928	406,429
Teledyne Technologies, Inc. (a)	25,523	1,026,025
The Allied Defense Group, Inc. (a)(d)	7,168	124,006
Todd Shipyards Corp.	6,043	100,676
Triumph Group, Inc.	9,892	524,870
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TVI Corp. (a)	29,926	$ 83,494
United Industrial Corp.	7,610	372,053
		27,145,101
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	44,456	281,406
AirNet Systems, Inc. (a)	400	1,224
Atlas Air Worldwide Holdings, Inc. (a)(d)	9,234	391,152
C.H. Robinson Worldwide, Inc.	132,354	5,823,576
Dynamex, Inc. (a)	9,891	227,988
EGL, Inc. (a)(d)	23,205	741,168
Expeditors International of Washington, Inc.	154,016	6,967,684
Forward Air Corp.	20,302	676,057
Hub Group, Inc. Class A (d)	31,085	887,166
Pacer International, Inc. (d)	28,317	848,094
Park-Ohio Holdings Corp. (a)	7,738	128,992
UTI Worldwide, Inc.	54,071	1,611,316
Velocity Express Corp. (a)	10	15
		18,585,838
Airlines - 0.7%
AirTran Holdings, Inc. (a)(d)	64,386	800,318
Alaska Air Group, Inc. (a)(d)	25,884	1,064,609
AMR Corp. (a)(d)	142,288	4,547,524
Continental Airlines, Inc. Class B (a)(d)	63,676	2,587,793
ExpressJet Holdings, Inc. Class A (a)	34,207	270,235
Frontier Airlines Holdings, Inc. (a)(d)	24,186	198,325
Hawaiian Holdings, Inc. (a)	24,994	116,722
JetBlue Airways Corp. (a)(d)	124,259	1,697,378
MAIR Holdings, Inc. (a)(d)	10,106	57,705
Mesa Air Group, Inc. (a)(d)	31,372	256,309
Midwest Air Group, Inc. (a)(d)	21,526	178,235
Pinnacle Airlines Corp. (a)	9,213	90,564
Republic Airways Holdings, Inc. (a)	27,249	470,590
SkyWest, Inc.	45,077	1,137,743
UAL Corp. (a)(d)	65,972	2,677,144
US Airways Group, Inc. (a)(d)	44,780	2,541,713
		18,692,907
Building Products - 0.5%
Aaon, Inc.	9,753	272,304
Advanced Environmental Recycling Technologies, Inc. Class A (a)	11,364	21,819
American Woodmark Corp.	10,570	412,124
Ameron International Corp.	7,159	538,428
Apogee Enterprises, Inc.	19,597	336,089
Armstrong World Industries, Inc. (a)	11,384	466,744
Builders FirstSource, Inc. (a)	13,109	218,134
ElkCorp	13,594	488,704
Goodman Global, Inc. (d)	32,183	515,250
Griffon Corp. (a)(d)	22,241	530,225
Insteel Industries, Inc. (d)	8,390	161,424

	Shares	Value
International Aluminum Corp.	2,821	$ 127,791
Jacuzzi Brands, Inc. (a)	56,255	704,875
Lennox International, Inc.	52,433	1,533,141
NCI Building Systems, Inc. (a)	15,395	849,496
Owens Corning (a)	59,600	1,847,600
PGT, Inc.	8,670	99,272
PW Eagle, Inc. (d)	4,678	159,707
Quixote Corp.	10,799	207,773
Simpson Manufacturing Co. Ltd. (d)	23,400	724,698
Trex Co., Inc. (a)(d)	9,177	207,859
Universal Forest Products, Inc.	14,214	662,941
US Home Systems, Inc. (a)	1,441	14,223
USG Corp. (a)(d)	52,378	2,919,026
		14,019,647
Commercial Services & Supplies - 2.9%
A.T. Cross Co. Class A (a)	7,939	63,433
ABM Industries, Inc.	31,246	648,979
ACCO Brands Corp. (a)	30,274	768,657
Adesa, Inc.	61,478	1,624,249
Administaff, Inc.	18,519	779,280
Advisory Board Co. (a)	12,699	704,414
American Ecology Corp.	11,952	249,797
American Reprographics Co. (a)	17,681	552,708
Amrep Corp. (d)	1,187	104,076
Angelica Corp.	3,181	69,664
APAC Customer Services, Inc. (a)	13,380	39,070
Aramark Corp. Class B	90,729	3,025,812
Banta Corp.	17,829	645,766
Barrett Business Services, Inc. (a)	6,200	148,800
Bowne & Co., Inc.	22,482	355,665
Brady Corp. Class A	34,471	1,322,997
Casella Waste Systems, Inc. Class A (a)	29,398	320,732
CBIZ, Inc. (a)(d)	38,465	269,255
CDI Corp.	10,663	277,558
Central Parking Corp.	12,239	223,484
Cenveo, Inc. (a)(d)	30,413	604,610
ChoicePoint, Inc. (a)	61,189	2,250,531
Clean Harbors, Inc.	11,343	484,686
Competitive Technologies, Inc. (a)	3,836	10,165
Comsys IT Partners, Inc. (a)	9,126	168,010
Consolidated Graphics, Inc. (a)	7,126	416,871
Copart, Inc. (a)(d)	47,283	1,428,419
Cornell Companies, Inc. (a)	9,523	171,414
Corporate Executive Board Co.	28,093	2,658,160
Corrections Corp. of America (a)	43,125	1,960,031
CoStar Group, Inc. (a)(d)	12,926	637,381
Covanta Holding Corp. (a)(d)	71,138	1,570,727
CRA International, Inc. (a)	8,845	456,667
Deluxe Corp.	35,976	885,729
Diamond Management & Technology Consultants, Inc.	25,988	289,766
Document Security Systems, Inc. (a)(d)	9,753	102,407
Dun & Bradstreet Corp. (a)(d)	47,192	3,880,126
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Ennis, Inc.	16,601	$ 378,669
Evans Systems, Inc. (a)	340	201
Exponent, Inc. (a)	8,808	156,959
First Advantage Corp. Class A (a)	10,252	196,633
First Consulting Group, Inc. (a)	16,842	209,514
Food Technology Service, Inc. (a)	6,071	13,599
FTI Consulting, Inc. (a)(d)	28,047	753,903
G&K Services, Inc. Class A	14,610	578,410
Global Cash Access Holdings, Inc. (a)(d)	43,141	691,550
GP Strategies Corp. (a)	6,690	52,249
Healthcare Services Group, Inc.	17,528	438,200
Heidrick & Struggles International, Inc. (a)(d)	13,431	561,953
Herman Miller, Inc.	49,776	1,747,635
HNI Corp.	30,495	1,428,386
Hudson Highland Group, Inc. (a)(d)	15,335	273,730
Humitech International Group, Inc.	75	0
Huron Consulting Group, Inc. (a)(d)	13,021	535,684
ICT Group, Inc. (a)(d)	7,987	267,804
IHS, Inc. Class A (d)	21,025	778,976
IKON Office Solutions, Inc. (d)	81,546	1,318,599
Innerworkings, Inc.	16,732	279,759
Innotrac Corp. (a)	3,181	10,179
Integrated Alarm Services Group, Inc. (a)(d)	5,801	17,345
Intersections, Inc. (a)	3,842	39,265
John H. Harland Co.	19,433	833,287
Kaiser Ventures LLC Class A (a)	100	0
Kelly Services, Inc. Class A (non-vtg.)	11,483	334,615
Kenexa Corp. (a)	14,861	458,462
Kforce, Inc. (a)	31,125	414,274
Knoll, Inc.	27,379	569,757
Korn/Ferry International (a)(d)	32,019	746,363
Labor Ready, Inc. (a)(d)	41,139	778,350
Layne Christensen Co. (a)	9,628	296,446
Learning Tree International, Inc. (a)(d)	4,772	43,521
LECG Corp. (a)	17,331	316,984
M&F Worldwide Corp. (a)	6,406	105,122
Mac-Gray Corp. (a)(d)	3,487	38,183
Manpower, Inc.	63,345	4,497,495
McGrath RentCorp.	16,329	514,364
Medialink Worldwide, Inc. (a)(d)	9,153	47,504
Mine Safety Appliances Co. (d)	19,063	688,365
Mobile Mini, Inc. (a)(d)	22,852	627,516
Multi-Color Corp.	4,668	157,405
Nashua Corp. (a)	4,665	33,261
Navigant Consulting, Inc. (a)(d)	36,353	692,525
Odyssey Marine Exploration, Inc. (a)	41,200	130,604
On Assignment, Inc. (a)	26,914	293,901
PeopleSupport, Inc. (a)(d)	14,043	311,474

	Shares	Value
Perma-Fix Environmental Services, Inc. (a)	8,161	$ 16,322
PHH Corp. (a)(d)	36,385	1,047,160
Pike Electric Corp. (a)	16,493	258,775
PRG-Schultz International, Inc. (a)(d)	1	8
Protection One, Inc.	512	6,380
RCM Technologies, Inc. (a)	5,333	32,905
Refac (a)	11,600	49,648
Republic Services, Inc.	87,766	3,640,534
Resources Connection, Inc. (a)(d)	34,896	1,013,031
Rollins, Inc.	23,114	506,428
SAIC, Inc.	55,982	1,061,979
Schawk, Inc. Class A	8,849	169,635
School Specialty, Inc. (a)(d)	14,123	523,257
Sirva, Inc. (a)(d)	9,936	37,757
SITEL Corp. (a)	43,010	177,631
Spherion Corp. (a)	38,741	278,935
Spherix, Inc. (a)	5,297	10,753
Standard Parking Corp. (a)	3,872	146,439
Standard Register Co.	11,044	137,498
Steelcase, Inc. Class A	41,000	725,700
Stericycle, Inc. (a)(d)	31,954	2,314,109
Synagro Technologies, Inc.	105,827	479,396
Team, Inc. (a)	5,770	178,005
TeamStaff, Inc. (a)	6,456	8,457
Teletech Holdings, Inc. (a)	27,038	610,518
Tetra Tech, Inc. (a)(d)	37,617	656,417
The Brink's Co.	37,386	2,098,850
The Geo Group, Inc. (a)	13,717	515,211
TRC Companies, Inc. (a)	3,649	34,848
TRM Corp. (a)(d)	4,518	6,506
U.S. Liquids, Inc. (a)	500	0
United Stationers, Inc. (a)(d)	20,551	953,155
UTEK Corp. (d)	10,333	129,679
Venture Catalyst, Inc. (a)	4,800	12,144
Viad Corp.	15,820	621,884
Volt Information Sciences, Inc. (a)(d)	6,318	294,798
Waste Connections, Inc. (a)	32,293	1,303,023
Waste Industries USA, Inc.	5,309	159,482
Waterlink, Inc. (a)	13,000	4
Watson Wyatt Worldwide, Inc. Class A (d)	30,403	1,410,699
WCA Waste Corp. (a)	14,127	90,978
Westaff, Inc. (a)	6,445	30,034
		75,578,048
Construction & Engineering - 0.7%
Comfort Systems USA, Inc.	30,009	404,821
EMCOR Group, Inc. (a)(d)	20,860	1,244,716
ENGlobal Corp. (a)(d)	5,236	35,971
Foster Wheeler Ltd. (a)	50,296	2,715,984
Granite Construction, Inc.	25,803	1,331,435
Infrasource Services, Inc. (a)(d)	28,459	614,999
Insituform Technologies, Inc. Class A (a)	21,224	545,881
Integrated Electrical Services, Inc. (a)(d)	10,323	162,071
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Jacobs Engineering Group, Inc. (a)	42,858	$ 3,594,500
Michael Baker Corp. (a)	6,664	135,812
Modtech Holdings, Inc. (a)(d)	5,824	28,538
Perini Corp. (a)	13,679	444,841
Quanta Services, Inc. (a)(d)	71,622	1,312,831
Shaw Group, Inc. (a)(d)	57,263	1,711,591
Sterling Construction Co., Inc. (a)	7,183	172,751
URS Corp. (a)	38,118	1,683,291
Washington Group International, Inc.	19,580	1,150,912
Xanser Corp. (a)	6,501	33,870
		17,324,815
Electrical Equipment - 1.1%
A.O. Smith Corp.	12,464	446,087
Active Power, Inc. (a)	42,574	114,098
Acuity Brands, Inc. (d)	30,364	1,599,272
American Superconductor Corp. (a)(d)	25,860	271,789
AMETEK, Inc.	85,316	2,782,155
AML Communications, Inc. (a)	4,959	4,116
AZZ, Inc. (a)	2,745	116,992
Baldor Electric Co.	25,620	890,039
Beacon Power Corp. (a)(d)	1,934	2,147
Belden CDT, Inc. (d)	34,892	1,389,051
BTU International, Inc. (a)(d)	5,333	50,877
C&D Technologies, Inc. (d)	10,479	40,554
Capstone Turbine Corp. (a)(d)	73,813	100,386
Digital Power Corp. (a)	4,959	6,843
Distributed Energy Systems Corp. (a)(d)	27,692	115,476
Encore Wire Corp. (d)	10,750	265,095
Energy Conversion Devices, Inc. (a)(d)	28,651	1,093,895
EnerSys (a)	16,103	268,598
Evergreen Solar, Inc. (a)(d)	52,102	481,422
EXX, Inc. Class A (a)	3,975	13,793
Fiberstars, Inc. (a)	9,000	54,630
First Solar, Inc.	336	9,509
Franklin Electric Co., Inc.	12,891	668,012
FuelCell Energy, Inc. (d)	37,064	241,657
General Cable Corp. (d)	38,475	1,635,188
Genlyte Group, Inc. (a)(d)	18,419	1,563,036
GrafTech International Ltd. (a)(d)	80,286	541,931
Hubbell, Inc. Class B	40,153	2,106,025
II-VI, Inc. (a)(d)	14,906	384,873
LaBarge, Inc. (a)	3,526	48,941
Lamson & Sessions Co. (a)(d)	12,003	258,065
LSI Industries, Inc.	22,573	385,773
M-Wave, Inc. (a)(d)	3,800	2,736
MagneTek, Inc. (a)	24,905	136,479
Medis Technologies Ltd. (a)(d)	17,535	354,207
Microfield Group, Inc. (a)	20,770	12,462
Microvision, Inc. (a)(d)	4,959	12,943
Millennium Cell, Inc. (a)(d)	10,760	11,406
Peco II, Inc. (a)	2,700	3,078

	Shares	Value
Plug Power, Inc. (a)(d)	58,171	$ 236,174
Powell Industries, Inc. (a)	3,555	84,858
Power-One, Inc. (a)(d)	50,364	368,664
Preformed Line Products Co.	2,387	77,267
Regal-Beloit Corp.	23,241	1,188,312
Roper Industries, Inc.	61,766	3,169,213
Superior Essex, Inc. (a)	17,936	634,934
Technology Research Corp.	3,139	12,776
Thomas & Betts Corp. (a)	46,250	2,398,988
Ultralife Batteries, Inc. (a)(d)	14,770	151,983
UQM Technologies, Inc. (a)(d)	9,558	28,674
Valence Technology, Inc. (a)(d)	28,181	60,871
Vicor Corp.	14,143	173,393
Woodward Governor Co.	19,734	753,641
		27,823,384
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	21,097	1,727,633
McDermott International, Inc. (a)	78,728	4,100,154
Raven Industries, Inc.	17,290	482,564
Sequa Corp. Class A	4,681	532,932
Standex International Corp.	6,940	206,326
Teleflex, Inc.	27,548	1,780,427
Tredegar Corp.	22,613	449,773
Walter Industries, Inc. (d)	38,032	1,828,959
		11,108,768
Machinery - 2.6%
3D Systems Corp. (a)(d)	10,723	154,090
A.S.V., Inc. (a)(d)	11,508	171,930
Accuride Corp. (a)(d)	12,530	141,088
Actuant Corp. Class A (d)	17,860	965,512
AGCO Corp. (a)(d)	67,442	2,106,214
Alamo Group, Inc.	3,665	84,442
Albany International Corp. Class A	19,056	594,547
American Railcar Industries, Inc.	6,226	199,668
American Science & Engineering, Inc. (a)(d)	6,072	385,208
Ampco-Pittsburgh Corp.	3,730	129,394
Astec Industries, Inc. (a)(d)	12,330	419,960
Axsys Technologies, Inc. (a)	2,806	47,562
Badger Meter, Inc.	7,904	205,267
Baldwin Technology Co., Inc. Class A (a)	3,555	18,059
Barnes Group, Inc.	36,936	773,809
Basin Water, Inc. (d)	5,840	40,880
Blount International, Inc. (a)	30,055	353,146
Briggs & Stratton Corp.	32,859	890,150
Bucyrus International, Inc. Class A	23,599	1,007,677
Cascade Corp.	7,531	394,624
Catalytica Energy Systems, Inc. (a)(d)	8,234	12,763
Chart Industries, Inc.	10,205	150,626
Circor International, Inc.	7,340	269,745
CLARCOR, Inc.	35,706	1,178,655
Columbus McKinnon Corp. (NY Shares) (a)	13,284	308,587
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Commercial Vehicle Group, Inc. (a)	14,684	$ 343,606
Crane Co.	39,904	1,520,342
Donaldson Co., Inc.	51,620	1,807,216
Dynamic Materials Corp.	7,896	227,405
Eastern Co.	7,453	134,154
EnPro Industries, Inc. (a)(d)	16,362	570,707
ESCO Technologies, Inc. (a)(d)	17,249	764,131
Federal Signal Corp.	41,599	674,736
Flanders Corp. (a)(d)	10,793	106,743
Flow International Corp. (a)	32,121	356,222
Flowserve Corp. (a)	42,191	2,271,563
FreightCar America, Inc.	7,160	394,516
Gardner Denver, Inc. (a)	34,530	1,320,427
Gehl Co. (a)	7,751	209,742
Gorman-Rupp Co.	11,755	441,518
Graco, Inc.	49,259	2,057,548
Graham Corp.	4,038	54,917
Greenbrier Companies, Inc.	8,932	330,216
Hardinge, Inc.	3,618	56,368
Harsco Corp. (d)	33,565	2,619,077
Hirsch International Corp. Class A (a)	2,100	4,389
Hurco Companies, Inc. (a)	6,978	179,684
IDEX Corp.	38,242	1,833,704
JLG Industries, Inc.	75,111	2,096,348
Joy Global, Inc.	88,424	3,881,814
K-Tron International, Inc. (a)	2,734	183,041
Kadant, Inc. (a)	10,799	255,288
Kaydon Corp.	19,116	763,684
Kennametal, Inc.	28,064	1,714,149
Key Technology, Inc. (a)	2,697	36,329
L.B. Foster Co. Class A (a)(d)	8,604	196,601
Lincoln Electric Holdings, Inc.	31,586	1,922,008
Lindsay Manufacturing Co.	9,496	327,137
Lydall, Inc. (a)	4,210	44,205
Manitowoc Co., Inc.	44,141	2,659,054
Met-Pro Corp.	6,581	93,319
Middleby Corp. (a)(d)	5,813	590,020
Milacron, Inc. (d)	13,450	9,953
Miller Industries, Inc. (a)	8,914	199,050
Mueller Industries, Inc.	25,850	881,485
Mueller Water Products, Inc. Class A (d)	17,763	275,327
NACCO Industries, Inc. Class A	3,619	539,774
Nordson Corp.	21,411	1,033,937
Omega Flex, Inc. (a)	3,426	69,205
Oshkosh Truck Co.	54,115	2,598,061
Paragon Technologies, Inc. (a)	1,565	9,202
Pentair, Inc.	75,729	2,412,726
Portec Rail Products, Inc.	5,406	56,763
RBC Bearings, Inc. (a)	13,814	401,435
Robbins & Myers, Inc. (d)	8,822	377,493
Spire Corp. (a)(d)	200	1,630

	Shares	Value
SPX Corp.	40,606	$ 2,481,433
Sun Hydraulics Corp.	8,640	180,749
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	9,990	161,938
Tennant Co.	10,772	312,927
Terex Corp. (a)	71,598	4,010,920
The L.S. Starrett Co. Class A	5,190	81,016
Timken Co.	62,791	1,867,404
Titan International, Inc. (d)	13,144	249,867
Toro Co.	29,212	1,311,619
Trinity Industries, Inc.	55,946	2,114,759
TurboChef Technologies, Inc. (a)(d)	14,658	212,394
Twin Disc, Inc.	3,578	126,268
Valmont Industries, Inc.	13,420	795,135
Wabash National Corp.	25,195	370,367
Wabtec Corp.	38,530	1,265,711
Watts Water Technologies, Inc. Class A	17,672	735,685
Wolverine Tube, Inc. (a)(d)	11,965	13,520
		69,203,284
Marine - 0.2%
Alexander & Baldwin, Inc.	32,141	1,419,025
American Commercial Lines, Inc. (a)(d)	17,773	1,232,380
Eagle Bulk Shipping, Inc. (d)	22,770	380,031
Excel Maritime Carriers Ltd. (a)	14,221	194,117
Genco Shipping & Trading Ltd.	11,502	273,173
Horizon Lines, Inc. Class A	17,616	484,440
International Shipholding Corp. (a)	4,464	58,032
Kirby Corp. (a)(d)	34,517	1,243,993
		5,285,191
Road & Rail - 0.8%
AMERCO (a)	5,289	459,350
Arkansas Best Corp. (d)	17,378	658,626
Avis Budget Group, Inc.	71,211	1,456,977
Celadon Group, Inc. (a)(d)	16,572	306,913
Con-way, Inc.	34,755	1,602,901
Covenant Transport, Inc. Class A (a)	4,491	54,476
Dollar Thrifty Automotive Group, Inc. (a)(d)	15,113	643,360
Florida East Coast Industries, Inc. Class A	16,017	958,938
Frozen Food Express Industries, Inc.	4,026	34,221
Genesee & Wyoming, Inc. Class A (a)(d)	26,422	709,695
Heartland Express, Inc. (d)	38,621	595,922
J.B. Hunt Transport Services, Inc.	81,673	1,787,822
Kansas City Southern (d)	51,268	1,386,799
Knight Transportation, Inc.	47,474	836,492
Laidlaw International, Inc.	61,945	1,799,502
Landstar System, Inc.	39,434	1,776,107
Marten Transport Ltd. (a)(d)	8,071	147,780
Old Dominion Freight Lines, Inc. (a)	23,057	618,158
P.A.M. Transportation Services, Inc. (a)(d)	3,368	80,798
Patriot Transportation Holding, Inc. (a)(d)	534	49,123
Quality Distribution, Inc. (a)	6,526	87,057
RailAmerica, Inc. (a)	27,000	430,650
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Saia, Inc. (a)	10,643	$ 263,840
Swift Transportation Co., Inc. (a)	37,596	1,066,599
U.S. Xpress Enterprises, Inc. Class A (a)(d)	6,026	105,033
Universal Truckload Services, Inc. (a)	5,000	119,200
USA Truck, Inc. (a)	4,594	88,526
Werner Enterprises, Inc.	39,778	741,860
YRC Worldwide, Inc. (a)(d)	42,114	1,631,918
		20,498,643
Trading Companies & Distributors - 0.6%
Aceto Corp.	13,271	112,804
Aircastle Ltd.	6,208	181,398
Applied Industrial Technologies, Inc.	27,844	792,440
Beacon Roofing Supply, Inc. (a)(d)	30,424	624,605
BlueLinx Corp.	14,464	156,356
Electro Rent Corp. (a)	14,337	215,772
Fastenal Co. (d)	97,765	3,518,562
GATX Corp.	32,251	1,489,351
H&E Equipment Services, Inc.	13,420	325,032
Houston Wire & Cable Co. (d)	6,301	142,088
Huttig Building Products, Inc. (a)	6,924	36,074
Interline Brands, Inc. (a)	21,315	518,381
Kaman Corp.	14,710	340,095
Lawson Products, Inc.	2,516	126,379
MSC Industrial Direct Co., Inc. Class A (d)	35,107	1,366,013
NuCo2, Inc. (a)(d)	10,939	273,147
Rush Enterprises, Inc. Class A (a)(d)	13,800	250,884
TAL International Group, Inc.	13,278	330,622
TransDigm Group, Inc.	8,850	216,117
UAP Holding Corp.	29,745	714,177
United Rentals, Inc. (a)(d)	47,558	1,191,803
Watsco, Inc.	16,421	848,637
WESCO International, Inc. (a)	34,940	2,337,486
Williams Scotsman International, Inc. (a)(d)	17,831	355,728
Willis Lease Finance Corp.	2,246	22,460
		16,486,411
Transportation Infrastructure - 0.0%
Interpool, Inc.	6,238	147,279
Macquarie Infrastructure Co. Trust	19,419	629,176
		776,455
TOTAL INDUSTRIALS		322,528,492
INFORMATION TECHNOLOGY - 13.7%
Communications Equipment - 1.4%
3Com Corp. (a)(d)	281,839	1,180,905
ACE*COMM Corp. (a)	4,585	4,356
Acme Packet, Inc.	19,434	338,929
Adtran, Inc.	45,545	992,426

	Shares	Value
Airspan Networks, Inc. (a)(d)	55,386	$ 157,850
Alliance Fiber Optic Products, Inc. (a)	23,499	46,998
AltiGen Communications, Inc. (a)	1,965	2,987
American Access Technologies, Inc. (a)	3,100	3,286
Anaren, Inc. (a)	13,340	274,137
Andrew Corp. (a)	120,636	1,202,741
Applied Innovation, Inc. (a)	4,398	13,986
Arris Group, Inc. (a)	72,069	859,783
Avanex Corp. (a)(d)	102,664	204,301
Avici Systems, Inc. (a)(d)	5,006	35,643
Avocent Corp. (a)	39,482	1,373,184
Aware, Inc. (a)	10,854	57,309
Bel Fuse, Inc. Class B (non-vtg.)	8,174	299,986
Black Box Corp. (d)	12,372	529,769
Blue Coat Systems, Inc. (a)(d)	10,558	269,651
Bookham, Inc. (a)(d)	57,200	230,516
C-COR, Inc. (a)	39,930	399,300
Carrier Access Corp. (a)	8,499	53,119
Comarco, Inc. (a)	2,807	26,217
CommScope, Inc. (a)(d)	44,289	1,336,199
Communications Systems, Inc.	2,049	19,056
Comtech Telecommunications Corp. (a)	17,025	604,728
Digi International, Inc. (a)	20,366	270,664
Ditech Networks, Inc. (a)	24,840	173,880
Dycom Industries, Inc. (a)(d)	26,769	543,946
EFJ, Inc. (a)	12,549	70,274
EMS Technologies, Inc. (a)	13,418	274,666
Endwave Corp. (a)	4,014	54,109
Entrada Networks, Inc. (a)	292	0
eOn Communications Corp. (a)	3,013	4,640
Extreme Networks, Inc. (a)	71,148	283,881
Ezenia!, Inc. (a)	2,900	5,655
F5 Networks, Inc. (a)(d)	30,448	2,277,815
Finisar Corp. (a)(d)	189,430	725,517
Foundry Networks, Inc. (a)(d)	90,775	1,298,990
Glenayre Technologies, Inc. (a)	64,254	155,495
Globecomm Systems, Inc. (a)	18,319	168,718
Harmonic, Inc. (a)(d)	58,676	466,474
Harris Corp.	97,970	4,125,517
Hughes Communications, Inc. (a)	2,184	102,648
Inter-Tel, Inc.	14,007	312,216
InterDigital Communication Corp. (a)(d)	38,688	1,236,082
ION Networks, Inc. (a)	12,500	1,250
ISCO International, Inc. (a)(d)	19,929	6,577
Ixia (a)(d)	25,559	242,555
KVH Industries, Inc. (a)	19,517	224,446
Lantronix, Inc. (a)	17,964	26,587
Loral Space & Communications Ltd. (a)(d)	8,569	263,325
Loral Space & Communications Ltd. (NY Shares) (a)	11,797	0
MasTec, Inc. (a)	31,599	356,437
Microwave Filter Co., Inc.	3,836	4,795
MRV Communications, Inc. (a)(d)	91,561	341,523
NETGEAR, Inc. (a)	23,159	602,134
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Netopia, Inc. (a)	14,962	$ 103,238
Network Engines, Inc. (a)(d)	9,093	21,369
Network Equipment Technologies, Inc. (a)	26,253	160,931
NMS Communications Corp. (a)	36,033	63,058
NumereX Corp. Class A (a)	4,959	45,127
Occam Networks, Inc. (a)	8,924	142,606
Oplink Communications, Inc. (a)	13,673	272,776
Optelecom Nkf, Inc. (a)(d)	1,053	11,130
Optical Cable Corp. (a)	1,228	6,017
Optical Cable Corp. warrants 10/24/07 (a)	1,083	1,497
Optical Communication Products, Inc. (a)	7,672	15,037
Optium Corp.	5,296	106,979
Packeteer, Inc. (a)(d)	20,916	248,273
Parkervision, Inc. (a)(d)	17,166	174,578
PC-Tel, Inc. (a)	22,837	221,062
Pegasus Wireless Corp. warrants 8/11/06 (a)	4,310	944
Performance Technologies, Inc. (a)	4,304	23,457
Plantronics, Inc.	34,641	727,461
Polycom, Inc. (a)	69,283	1,998,122
Powerwave Technologies, Inc. (a)(d)	88,261	565,753
Radyne Corp. (a)	20,583	206,036
Redback Networks, Inc. (a)	43,566	641,292
Riverbed Technology, Inc. (d)	12,359	431,206
SafeNet, Inc. (a)(d)	20,290	472,351
SCM Microsystems, Inc. (a)(d)	4,117	13,915
SeaChange International, Inc. (a)	14,511	125,085
Sirenza Microdevices, Inc. (a)(d)	33,336	296,357
Sonus Networks, Inc. (a)(d)	179,199	1,125,370
SpectraLink Corp.	20,020	162,562
Stratex Networks, Inc. (a)	60,182	257,579
Stratos International, Inc. (a)	2,179	16,277
Sycamore Networks, Inc. (a)(d)	132,666	494,844
Symmetricom, Inc. (a)	36,266	318,053
Tekelec (a)(d)	50,651	815,481
Telkonet, Inc. (a)(d)	34,540	93,258
Telular Corp. (a)	4,093	15,226
Terabeam, Inc. (a)	2,250	4,703
Tollgrade Communications, Inc. (a)	15,734	137,987
Tut Systems, Inc. (a)(d)	5,838	6,480
UTStarcom, Inc. (a)(d)	79,991	710,320
Veramark Technologies, Inc. (a)	1,700	1,360
ViaSat, Inc. (a)(d)	16,686	444,348
Vyyo, Inc. (a)	7,423	31,919
Wave Wireless Corp. (a)	40	0
Wegener Corp. (a)	11,602	11,486
Westell Technologies, Inc. Class A (a)	23,209	54,077
Wi-Tron, Inc. (a)	2,500	975

	Shares	Value
WJ Communications, Inc. (a)	17,073	$ 35,853
Zhone Technologies, Inc. (a)(d)	48,510	65,489
		37,037,482
Computers & Peripherals - 1.1%
ActivIdentity Corp. (a)	30,377	153,100
Adaptec, Inc. (a)(d)	97,213	423,849
Ampex Corp. Class A (a)	1,884	31,463
Avid Technology, Inc. (a)(d)	29,960	1,167,841
Brocade Communications Systems, Inc. (a)(d)	194,059	1,795,046
Concurrent Computer Corp. (a)	79,110	147,936
CopyTele, Inc. (a)(d)	16,655	10,826
Cray, Inc. (a)	13,668	155,268
Datalink Corp. (a)(d)	2,058	16,711
Dataram Corp.	3,649	16,275
Diebold, Inc.	49,507	2,277,322
Dot Hill Systems Corp. (a)	30,475	99,349
Electronics for Imaging, Inc. (a)(d)	37,898	928,501
Emulex Corp. (a)(d)	57,125	1,192,199
Exabyte Corp. (a)	814	7
FOCUS Enhancements, Inc. (a)(d)	7,672	11,278
Gateway, Inc. (a)(d)	202,907	385,523
Hauppauge Digital, Inc. (a)(d)	4,117	24,661
HEI, Inc. (a)(d)	3,368	6,231
Hutchinson Technology, Inc. (a)(d)	15,974	380,660
Hypercom Corp. (a)(d)	33,443	221,393
iCAD, Inc. (a)	5,579	17,128
Imation Corp.	27,600	1,278,156
Immersion Corp. (a)	12,108	84,998
InFocus Corp. (a)	16,952	42,719
Innovex, Inc. (a)	4,552	8,330
Intermec, Inc. (a)(d)	32,972	835,840
Interphase Corp. (a)(d)	2,203	19,497
Iomega Corp. (a)	46,398	178,168
Komag, Inc. (a)(d)	23,613	932,241
LaserCard Corp. (a)(d)	11,480	139,826
McDATA Corp. Class A (a)(d)	112,268	703,920
Mobility Electronics, Inc. (a)(d)	18,109	58,311
MTI Technology Corp. (a)(d)	9,637	7,035
Neoware, Inc. (a)(d)	14,217	158,804
Novatel Wireless, Inc. (a)(d)	18,380	173,507
Overland Storage, Inc. (a)	6,049	29,035
Palm, Inc. (a)(d)	66,365	929,774
Presstek, Inc. (a)(d)	19,299	115,987
Printronix, Inc.	1,310	15,786
Qualstar Corp. (a)	2,735	7,795
Quantum Corp. (a)	171,906	405,698
Rackable Systems, Inc. (a)(d)	20,122	716,544
Rimage Corp. (a)	10,658	256,645
Seagate Technology (a)	387,134	9,972,572
SimpleTech, Inc. (a)	16,223	146,007
Socket Communications, Inc. (a)(d)	8,047	7,645
Stratasys, Inc. (a)(d)	8,706	262,051
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Synaptics, Inc. (a)(d)	20,063	$ 575,206
Transact Technologies, Inc. (a)	2,830	24,706
ViewCast.com, Inc. (a)	10,386	4,570
VPGI Corp. (a)	30	83
Western Digital Corp. (a)(d)	160,780	3,299,206
Zoom Technologies, Inc. (a)	5,240	5,292
		30,858,521
Electronic Equipment & Instruments - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	24,810	345,603
Advanced Photonix, Inc. Class A (a)(d)	11,134	23,270
Aeroflex, Inc. (a)	53,481	644,981
Aetrium, Inc. (a)	100	325
Agilysys, Inc.	23,755	363,927
Allied Motion Technologies, Inc. (a)	3,555	21,401
American Technical Ceramics Corp. (a)	2,713	34,971
American Technology Corp. (a)(d)	2,713	11,829
Amphenol Corp. Class A	64,189	4,373,197
Anixter International, Inc. (d)	23,502	1,377,687
APA Enterprises, Inc. (a)	3,836	5,677
Arrow Electronics, Inc. (a)	89,172	2,832,103
Avnet, Inc. (a)(d)	110,437	2,737,733
AVX Corp.	37,968	590,023
Axcess, Inc. (a)	6,529	7,508
Bell Industries, Inc. (a)	7,298	25,178
Bell Microproducts, Inc. (a)	21,017	144,597
Benchmark Electronics, Inc. (a)(d)	47,341	1,149,913
Brightpoint, Inc. (a)(d)	30,950	427,420
CalAmp Corp. (a)	25,303	183,447
Cash Technologies, Inc. (a)	2,900	2,465
CDW Corp. (d)	44,362	3,127,521
Checkpoint Systems, Inc. (a)	29,088	557,908
Chyron Corp. (a)(d)	7,000	8,050
Cogent, Inc. (a)(d)	32,677	370,230
Cognex Corp. (d)	29,968	732,718
Coherent, Inc. (a)(d)	25,857	835,440
Color Kinetics, Inc. (a)(d)	10,036	197,810
CPI International, Inc.	8,558	119,898
CTS Corp. (d)	29,802	455,375
CyberOptics Corp. (a)	1,204	15,435
Daktronics, Inc.	28,451	1,029,357
DDi Corp. (a)	20,393	164,979
Digital Angel Corp. (a)(d)	7,990	22,372
Dolby Laboratories, Inc. Class A (a)	25,320	722,633
DTS, Inc. (a)	10,547	262,620
Echelon Corp. (a)(d)	15,261	122,088
Electro Scientific Industries, Inc. (a)	32,818	651,437
eMagin Corp. (a)(d)	2,813	5,148
En Pointe Technologies, Inc. (a)	2,994	7,904
Excel Technology, Inc. (a)	11,164	281,668
FARO Technologies, Inc. (a)	11,945	264,940

	Shares	Value
FLIR Systems, Inc. (a)(d)	53,193	$ 1,713,347
Frequency Electronics, Inc.	1,170	14,625
Gerber Scientific, Inc. (a)	18,124	250,836
Giga-Tronics, Inc. (a)	4,585	10,179
Global Imaging Systems, Inc. (a)(d)	35,808	763,068
GTSI Corp. (a)	3,743	35,708
I. D. Systems Inc. (a)(d)	11,645	252,929
Ingram Micro, Inc. Class A (a)	101,936	2,077,456
InPlay Technologies, Inc. (a)	4,023	6,517
Insight Enterprises, Inc. (a)	36,041	724,424
Intelli-Check, Inc. (a)(d)	1,429	8,317
Iteris, Inc. (a)	4,304	9,899
Itron, Inc. (a)(d)	17,908	859,405
Jaco Electronics, Inc. (a)	3,836	12,774
Keithley Instruments, Inc.	4,405	55,415
KEMET Corp. (a)	65,753	483,285
L-1 Identity Solutions, Inc. (a)(d)	56,896	953,577
LeCroy Corp. (a)	12,897	145,349
LightPath Technologies, Inc. Class A (a)(d)	1,150	6,279
Littelfuse, Inc. (a)	18,342	573,738
LoJack Corp. (a)	11,896	180,581
Lumera Corp. (a)	13,075	95,971
M-Flex Electronix, Inc. (a)(d)	6,965	150,235
Maxwell Technologies, Inc. (a)(d)	10,739	152,064
MDI, Inc. (a)(d)	7,859	3,458
Measurement Specialties, Inc. (a)	7,492	181,157
Mechanical Technology, Inc. (a)(d)	9,637	28,140
Mercury Computer Systems, Inc. (a)	13,741	179,732
Merix Corp. (a)(d)	15,740	145,280
Mesa Laboratories, Inc.	4,207	81,616
Methode Electronics, Inc. Class A	31,984	358,541
Metrologic Instruments, Inc. (a)(d)	6,046	111,246
Mettler-Toledo International, Inc. (a)	29,779	2,305,490
Micronetics, Inc. (a)(d)	3,743	29,008
MTS Systems Corp. (d)	14,636	561,144
Napco Security Systems, Inc. (a)(d)	17,472	112,520
National Instruments Corp.	45,611	1,326,368
Newport Corp. (a)	24,770	538,252
NU Horizons Electronics Corp. (a)(d)	14,521	163,652
OSI Systems, Inc. (a)(d)	6,635	125,999
OYO Geospace Corp. (a)	3,097	147,727
Par Technology Corp. (a)	6,450	54,696
Park Electrochemical Corp.	13,110	425,288
Paxar Corp. (a)	24,171	516,051
PC Connection, Inc. (a)	13,930	187,080
Pemstar, Inc. (a)(d)	40,406	152,735
Perceptron, Inc. (a)	2,600	21,684
Photon Dynamics, Inc. (a)	10,818	120,188
Planar Systems, Inc. (a)(d)	18,106	181,422
Plexus Corp. (a)	33,712	814,145
RadiSys Corp. (a)	13,283	224,350
RAE Systems, Inc. (a)(d)	46,052	168,090
Research Frontiers, Inc. (a)(d)	3,836	23,131
RF Industries Ltd. (a)	2,339	15,344
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
RF Monolithics, Inc. (a)	3,462	$ 17,656
Richardson Electronics Ltd.	33,307	333,070
Rofin-Sinar Technologies, Inc. (a)	11,467	666,462
Rogers Corp. (a)	14,684	1,020,244
Satcon Technology Corp. (a)(d)	5,988	8,922
ScanSource, Inc. (a)(d)	23,128	705,867
Sigmatron International, Inc. (a)	762	7,437
Smart Modular Tech WWH, Inc.	17,729	210,798
Spatializer Audio Labs, Inc. (a)	12,700	204
Spectrum Control, Inc. (a)	4,200	37,086
Staktek Holdings, Inc. (a)	7,258	42,459
StockerYale, Inc. (a)(d)	2,400	2,568
Sunpower Corp. Class A (d)	10,604	395,741
Suntron Corp. (a)	13,394	17,278
SYNNEX Corp. (a)(d)	10,287	233,618
Tech Data Corp. (a)(d)	39,157	1,637,546
Technitrol, Inc. (d)	27,694	761,031
Trimble Navigation Ltd. (a)(d)	37,821	1,814,273
TTM Technologies, Inc. (a)	27,980	352,828
Universal Display Corp. (a)(d)	22,490	277,302
Vishay Intertechnology, Inc. (a)	118,495	1,552,285
X-Rite, Inc.	20,571	244,795
Zones, Inc. (a)	3,275	27,936
Zygo Corp. (a)	13,142	216,449
		54,682,153
Internet Software & Services - 1.2%
24/7 Real Media, Inc. (a)	33,049	288,187
Access Integrated Technologies, Inc. Class A (a)(d)	12,538	112,215
Akamai Technologies, Inc. (a)(d)	111,590	5,453,403
Answers Corp. (a)	6,496	108,743
aQuantive, Inc. (a)(d)	48,468	1,158,385
Ariba, Inc. (a)(d)	60,736	459,164
Art Technology Group, Inc. (a)	80,342	189,607
Autobytel, Inc. (a)	47,104	142,254
Bankrate, Inc. (a)(d)	9,377	342,261
BroadVision, Inc. (a)	137	98
Chordiant Software, Inc. (a)	58,922	180,301
CMGI, Inc. (a)(d)	355,612	487,188
CNET Networks, Inc. (a)(d)	101,266	917,470
Communication Intelligence Corp. (a)	7,900	1,817
Corillian Corp. (a)	43,480	150,441
CyberSource Corp. (a)	17,560	184,204
DealerTrack Holdings, Inc. (d)	29,443	804,677
deltathree, Inc. (a)	4,398	6,113
Digital Insight Corp. (a)(d)	22,330	852,113
Digital River, Inc. (a)(d)	27,942	1,646,063
Digitas, Inc. (a)(d)	65,174	705,183
DivX, Inc.	13,459	398,790
DSL.net, Inc. (a)	12,818	320
Dynabazaar, Inc. (a)	5,600	1,736

	Shares	Value
EarthLink, Inc. (a)(d)	91,605	$ 596,349
eCollege.com (a)(d)	12,145	214,845
EDGAR Online, Inc. (a)(d)	3,836	12,927
eGain Communications Corp. (a)	1,156	1,595
Elcom International, Inc. (a)	6,500	845
Entrust, Inc. (a)	55,731	225,153
Equinix, Inc. (a)(d)	18,262	1,393,756
Firstwave Technologies, Inc. (a)	1,123	2,549
Globix Corp. (a)	62,474	274,886
Goldleaf Financial Solutions, Inc. (a)	407	2,401
Greenfield Online, Inc. (a)	15,076	191,616
Hyperfeed Technologies, Inc. (a)(d)	702	21
I-Many, Inc. (a)(d)	9,263	17,507
iBasis, Inc. (a)	25,502	206,566
iMergent, Inc. (a)(d)	8,356	192,104
InfoSpace, Inc. (a)	23,418	460,164
Innodata Isogen, Inc. (a)	7,485	17,290
InsWeb Corp. (a)	283	702
Internap Network Services Corp. (a)(d)	25,785	501,518
Internet America, Inc. (a)	6,082	1,946
Internet Capital Group, Inc. (a)	26,835	276,669
Internet Commerce Corp. Class A (a)(d)	3,400	11,016
Interwoven, Inc. (a)	29,600	419,432
iPass, Inc. (a)(d)	28,602	159,313
j2 Global Communications, Inc. (a)	31,890	890,688
Jupiter Media Metrix, Inc. (a)	14,700	0
Jupitermedia Corp. (a)(d)	11,806	75,440
Keynote Systems, Inc. (a)	6,393	66,295
Kintera, Inc. (a)(d)	6,752	9,520
Liquidity Services, Inc. (d)	9,772	176,971
LivePerson, Inc. (a)	14,420	69,937
LookSmart Ltd. (a)	5,164	23,754
LoopNet, Inc.	7,669	110,434
LQ Corp., Inc. (a)	1,092	1,289
Marchex, Inc. Class B (d)	16,526	226,241
MIVA, Inc. (a)	10,274	35,137
NaviSite, Inc. (a)(d)	8,077	30,773
Neomedia Technologies, Inc. (a)	5,500	286
NetRatings, Inc. (a)	11,507	210,578
NIC, Inc. (a)	30,079	142,875
Omniture, Inc.	9,214	103,842
On2.Com, Inc. (a)(d)	12,070	9,656
Online Resources Corp. (a)	15,282	162,753
Onstream Media Corp. (a)	1,100	1,320
Onvia.com, Inc. (a)	1,133	6,753
Openwave Systems, Inc. (a)(d)	71,224	598,282
Optio Software, Inc. (a)	3,200	4,704
Perficient, Inc. (a)	13,219	230,936
PlanetOut, Inc. (a)	12,610	44,766
Prescient Applied Intel, Inc. (a)	150	13
RealNetworks, Inc. (a)	82,492	948,658
S1 Corp. (a)	55,793	291,797
Saba Software, Inc. (a)	24,380	131,652
SAVVIS, Inc. (a)	8,635	261,554
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Selectica, Inc. (a)	7,017	$ 11,999
SonicWALL, Inc. (a)(d)	42,946	431,607
Stellent, Inc.	18,656	250,737
Supportsoft, Inc. (a)	35,140	202,406
Synergy Brands, Inc. (a)	515	536
Terremark Worldwide, Inc. (a)(d)	17,735	101,444
The Knot, Inc. (a)(d)	12,270	338,284
The Sedona Corp. (a)	8,300	1,743
TheStreet.com, Inc. (d)	12,520	122,446
Think Partnership, Inc. (a)	31,103	104,195
Traffic.com, Inc.	13,025	105,893
Travelzoo, Inc. (a)(d)	1,369	42,371
Tumbleweed Communications Corp. (a)	13,941	35,968
United Online, Inc.	46,002	617,807
US Dataworks, Inc. (a)(d)	4,512	2,707
ValueClick, Inc. (a)(d)	75,585	1,879,799
VCampus Corp. (a)(d)	380	68
Vignette Corp. (a)(d)	18,250	307,148
VitalStream Holdings, Inc. (a)	8,341	80,407
Vitria Technology, Inc. (a)(d)	7,321	19,767
Vocus, Inc.	5,876	95,250
Web.com, Inc. (a)	4,656	17,879
Webb Interactive Services, Inc. (a)	4,865	243
WebEx Communications, Inc. (a)	32,009	1,149,123
webMethods, Inc. (a)(d)	32,537	231,989
Websense, Inc. (a)	35,854	916,070
WebSideStory, Inc. (a)(d)	19,465	230,076
Website Pros, Inc.	16,429	140,139
WorldGate Communications, Inc. (a)(d)	10,573	14,696
Zix Corp. (a)(d)	12,791	15,861
		32,107,465
IT Services - 2.4%
Accenture Ltd. Class A	403,881	13,610,790
Acxiom Corp.	43,717	1,089,428
Affinity Technology Group, Inc. (a)	12,100	5,203
Alliance Data Systems Corp. (a)	46,654	3,018,980
Analysts International Corp. (a)	9,684	17,238
Answerthink, Inc. (a)	44,735	129,284
Applied Digital Solutions, Inc. (a)(d)	41,642	91,612
BearingPoint, Inc. (a)(d)	130,456	1,093,221
CACI International, Inc. Class A (a)(d)	24,120	1,443,341
Carreker Corp. (a)	6,269	45,576
Cass Information Systems, Inc.	4,500	173,880
Ceridian Corp. (a)	99,473	2,438,083
CheckFree Corp. (a)(d)	58,786	2,457,843
Ciber, Inc. (a)(d)	44,222	306,901
Computer Horizons Corp. (a)	29,612	138,584
Computer Task Group, Inc. (a)	11,529	48,537
Covansys Corp. (a)	13,399	305,229
CSG Systems International, Inc. (a)	30,734	852,254
CSP, Inc. (a)	3,555	29,471

	Shares	Value
Direct Insite Corp. (a)	53	$ 41
DST Systems, Inc. (a)(d)	37,995	2,370,888
DynTek, Inc. (a)	804	121
Edgewater Technology, Inc. (a)	4,972	33,064
eFunds Corp. (a)(d)	40,782	1,046,058
Electronic Clearing House, Inc. (a)(d)	3,439	44,707
eLoyalty Corp. (d)	4,341	78,008
Enherent Corp. (a)	8,200	574
ePresence, Inc. (a)	5,520	0
Euronet Worldwide, Inc. (a)(d)	21,645	716,666
ExlService Holdings, Inc.	4,189	94,630
Forrester Research, Inc. (a)	8,617	242,310
Gartner, Inc. Class A (a)(d)	50,602	975,607
Gevity HR, Inc.	18,970	414,305
Global Payments, Inc.	59,081	2,705,910
Heartland Payment Systems, Inc. (d)	13,322	378,345
Hewitt Associates, Inc. Class A (a)(d)	79,989	2,031,721
iGate Corp. (a)	13,687	89,102
Indus International, Inc. (a)	18,393	68,422
Infocrossing, Inc. (a)(d)	13,968	199,044
Inforte Corp. (a)	1,679	6,145
infoUSA, Inc.	35,867	435,425
Integral Systems, Inc.	10,707	257,932
Iron Mountain, Inc. (a)(d)	86,014	3,707,203
Kanbay International, Inc. (a)(d)	21,649	620,677
Keane, Inc. (a)	40,656	504,134
Lightbridge, Inc. (a)	25,032	330,422
Lionbridge Technologies, Inc. (a)	47,040	269,069
ManTech International Corp. Class A (a)	16,498	598,547
Mastercard, Inc. Class A	44,495	4,527,366
Maximus, Inc.	16,744	489,929
MoneyGram International, Inc.	62,191	1,896,826
MPS Group, Inc. (a)	83,700	1,254,663
MTM Technologies, Inc. (a)	1,200	1,800
New Century Equity Holdings Corp.	5,500	1,122
Perot Systems Corp. Class A (a)(d)	64,375	1,011,975
PFSweb, Inc. (a)	13,371	9,895
Rainmaker Systems, Inc. (a)	6,480	50,220
RightNow Technologies, Inc. (a)	14,199	234,851
Safeguard Scientifics, Inc. (a)	102,664	253,580
Sapient Corp. (a)(d)	63,204	345,094
Science Dynamics Corp. (a)	3,000	120
SI International, Inc. (a)	11,360	391,125
SM&A (a)	4,117	23,261
SRA International, Inc. Class A (a)	25,928	756,579
StarTek, Inc.	4,563	62,513
Storage Engine, Inc. (a)	500	2
Sykes Enterprises, Inc. (a)	17,836	307,314
Syntel, Inc.	13,822	408,025
TALX Corp.	24,542	612,323
Technology Solutions Co. (a)	479	3,205
TechTeam Global, Inc. (a)	6,114	66,765
The BISYS Group, Inc. (a)	84,801	1,016,764
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Management Network Group, Inc. (a)	14,649	$ 19,483
TNS, Inc. (a)(d)	18,791	324,145
Total System Services, Inc. (d)	25,931	673,428
TSR, Inc.	4,079	16,316
Tyler Technologies, Inc. (a)	26,754	386,595
VeriFone Holdings, Inc. (a)(d)	36,244	1,223,597
WidePoint Corp. (a)	5,600	12,712
Wright Express Corp. (a)(d)	32,011	987,859
Zanett, Inc. (a)(d)	5,579	7,978
		62,891,962
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	53,558	1,870,781
Semiconductors & Semiconductor Equipment - 3.0%
8X8, Inc. (a)(d)	9,978	16,364
Actel Corp. (a)	16,843	314,290
Advanced Analogic Technologies, Inc. (a)	26,029	144,201
Advanced Energy Industries, Inc. (a)(d)	23,751	409,230
Agere Systems, Inc. (a)	130,327	2,335,460
AMIS Holdings, Inc. (a)	34,638	374,090
Amkor Technology, Inc. (a)(d)	72,041	736,259
Amtech Systems, Inc. (a)	4,491	30,045
ANADIGICS, Inc. (a)(d)	45,575	439,799
Applied Micro Circuits Corp. (a)(d)	200,000	700,000
Asyst Technologies, Inc. (a)	35,628	234,789
Atheros Communications, Inc. (a)(d)	38,589	877,514
Atmel Corp. (a)(d)	312,769	1,582,611
ATMI, Inc. (a)(d)	25,660	834,207
Axcelis Technologies, Inc. (a)	73,491	469,607
AXT, Inc. (a)	6,269	32,473
Brooks Automation, Inc. (a)(d)	50,058	699,310
Cabot Microelectronics Corp. (a)(d)	20,422	646,356
California Micro Devices Corp. (a)	27,193	124,816
Catalyst Semiconductor, Inc. (a)	7,298	23,573
Centillium Communications, Inc. (a)	7,672	15,267
Ceva, Inc. (a)	16,486	110,786
Cirrus Logic, Inc. (a)	48,818	340,261
Cohu, Inc.	13,557	268,022
Conexant Systems, Inc. (a)	331,824	723,376
Credence Systems Corp. (a)(d)	83,523	320,728
Cree, Inc. (a)	62,224	1,231,413
Cymer, Inc. (a)(d)	28,621	1,352,342
Cypress Semiconductor Corp. (a)(d)	108,582	1,888,241
Diodes, Inc. (a)(d)	13,974	577,545
DSP Group, Inc. (a)	22,414	483,918
Eagle Test Systems, Inc. (d)	5,799	89,769
Electroglas, Inc. (a)	6,456	18,852
EMCORE Corp. (a)(d)	28,611	171,666
Entegris, Inc. (a)(d)	90,469	964,400
ESS Technology, Inc. (a)(d)	12,644	15,046
Exar Corp. (a)	26,161	355,005

	Shares	Value
Fairchild Semiconductor International, Inc. (a)(d)	95,601	$ 1,560,208
FEI Co. (a)(d)	17,910	435,392
FormFactor, Inc. (a)(d)	28,672	1,071,186
FSI International, Inc. (a)	31,373	176,003
Genesis Microchip, Inc. (a)(d)	29,121	291,210
Hi/fn, Inc. (a)	3,346	16,630
Hittite Microwave Corp. (a)(d)	9,875	385,816
Ibis Technology Corp. (a)(d)	5,001	11,252
Ikanos Communications, Inc. (a)(d)	13,860	124,879
Integrated Device Technology, Inc. (a)(d)	151,118	2,493,447
Integrated Silicon Solution, Inc. (a)	13,777	85,693
International Rectifier Corp. (a)(d)	51,458	2,058,320
Intersil Corp. Class A	103,203	2,556,338
Intevac, Inc. (a)(d)	13,428	366,450
IXYS Corp. (a)	22,486	215,641
JMAR Technologies, Inc. (a)(d)	5,707	1,655
Kopin Corp. (a)	52,672	190,673
Kulicke & Soffa Industries, Inc. (a)(d)	33,480	274,201
Lam Research Corp. (a)(d)	100,214	5,271,256
Lattice Semiconductor Corp. (a)(d)	91,737	622,894
Leadis Technology, Inc. (a)	8,107	35,752
Logic Devices, Inc. (a)(d)	8,982	23,084
LogicVision, Inc. (a)	5,047	4,189
LTX Corp. (a)	39,917	207,968
Marvell Technology Group Ltd. (a)(d)	335,494	6,924,596
Mattson Technology, Inc. (a)	40,710	387,152
MEMC Electronic Materials, Inc. (a)	122,818	4,888,156
Micrel, Inc. (a)	45,500	525,525
Micro Component Technology, Inc. (a)	6,643	1,030
Microchip Technology, Inc. (d)	152,789	5,211,633
Microsemi Corp. (a)	48,926	1,010,322
Microtune, Inc. (a)	62,874	288,592
Mindspeed Technologies, Inc. (a)(d)	73,473	124,904
MIPS Technologies, Inc. (a)	34,478	294,787
MKS Instruments, Inc. (a)(d)	29,415	612,126
Monolithic Power Systems, Inc. (a)	10,222	108,864
MoSys, Inc. (a)(d)	8,011	76,345
Nanometrics, Inc. (a)	3,555	30,466
NeoMagic Corp. (a)(d)	2,507	11,307
Netlogic Microsystems, Inc. (a)(d)	13,596	290,003
Nextest Systems Corp.	6,129	64,600
NVE Corp. (a)(d)	3,977	156,893
Omnivision Technologies, Inc. (a)(d)	35,986	586,212
ON Semiconductor Corp. (a)(d)	132,481	853,178
PDF Solutions, Inc. (a)	12,368	181,933
Pericom Semiconductor Corp. (a)	12,297	141,784
Photronics, Inc. (a)	29,739	468,984
Pixelworks, Inc. (a)	25,246	62,863
PLX Technology, Inc. (a)	18,777	254,053
PortalPlayer, Inc. (a)(d)	16,244	217,670
Power Integrations, Inc. (a)	20,000	557,200
QuickLogic Corp. (a)	5,545	16,247
Rambus, Inc. (a)(d)	67,834	1,512,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Ramtron International Corp. (a)(d)	4,828	$ 18,636
RF Micro Devices, Inc. (a)(d)	134,760	1,039,000
Rudolph Technologies, Inc. (a)	23,492	376,577
Semitool, Inc. (a)	27,663	379,813
Semtech Corp. (a)	50,005	656,066
Sigma Designs, Inc. (a)(d)	21,853	571,456
SigmaTel, Inc. (a)	11,892	53,752
Silicon Image, Inc. (a)(d)	58,674	737,532
Silicon Laboratories, Inc. (a)	36,583	1,178,704
Silicon Storage Technology, Inc. (a)	69,338	319,648
SiRF Technology Holdings, Inc. (a)(d)	34,956	1,068,255
Skyworks Solutions, Inc. (a)	137,950	1,001,517
Spansion, Inc. Class A (d)	35,992	525,843
SRS Labs, Inc. (a)	2,620	26,121
Standard Microsystems Corp. (a)	13,643	434,802
Supertex, Inc. (a)(d)	7,135	334,774
Tegal Corp. (a)	888	4,795
Tessera Technologies, Inc. (a)	33,519	1,269,365
Therma-Wave, Inc. (a)	6,802	8,230
Transmeta Corp. (a)(d)	131,909	153,014
Transwitch Corp. (a)(d)	129,236	208,070
Trident Microsystems, Inc. (a)	42,621	894,189
TriQuint Semiconductor, Inc. (a)	109,672	552,747
Ultra Clean Holdings, Inc. (a)	19,832	264,361
Ultratech, Inc. (a)	14,773	192,492
Varian Semiconductor Equipment Associates, Inc. (a)(d)	38,470	1,528,413
Veeco Instruments, Inc. (a)(d)	16,440	308,743
Virage Logic Corp. (a)	6,362	57,385
Volterra Semiconductor Corp. (a)(d)	14,179	240,334
White Electronic Designs Corp. (a)	5,571	30,863
Zilog, Inc. (a)	8,368	33,639
Zoran Corp. (a)	37,552	559,900
		79,320,927
Software - 2.4%
Activision, Inc. (a)(d)	213,412	3,638,675
Actuate Corp. (a)	49,006	265,122
Adept Technology, Inc. (a)	1,291	14,859
Advent Software, Inc. (a)(d)	17,829	651,828
Agile Software Corp. (a)	31,777	213,224
Altiris, Inc. (a)	18,172	450,484
American Software, Inc. Class A	22,733	186,638
Analytical Surveys, Inc. (a)	240	161
Ansoft Corp. (a)	10,234	282,868
Ansys, Inc. (a)(d)	22,799	1,070,413
Applix, Inc. (a)	12,674	134,218
ARI Network Services, Inc. (a)	2,620	4,978
Aspen Technology, Inc. (a)(d)	31,641	308,500
Atari, Inc. (a)	40,661	23,986
Authentidate Holding Corp. (a)	8,307	12,793
Avatech Solutions, Inc. (a)	735	1,103

	Shares	Value
AXS-One, Inc. (a)	5,614	$ 4,042
BEA Systems, Inc. (a)	279,013	3,842,009
Bitstream, Inc. Class A (a)	3,682	32,218
Blackbaud, Inc.	28,568	736,769
Blackboard, Inc. (a)(d)	17,368	494,988
Borland Software Corp. (a)	51,221	270,959
Bottomline Technologies, Inc. (a)	18,875	197,621
BSQUARE Corp. (a)	2,830	8,094
Cadence Design Systems, Inc. (a)(d)	211,551	3,888,307
Callidus Software, Inc. (a)	15,599	104,981
CAM Commerce Solutions, Inc.	1,965	45,352
Captaris, Inc. (a)	10,666	77,862
Catapult Communications Corp. (a)	3,462	29,981
CommVault Systems, Inc.	18,333	365,927
Concur Technologies, Inc. (a)(d)	19,834	304,254
Convera Corp. Class A (a)(d)	32,212	150,752
DATATRAK International, Inc. (a)(d)	9,664	48,320
Datawatch Corp. (a)	3,120	8,705
Digimarc Corp. (a)	4,491	40,464
DocuCorp International, Inc. (a)	5,314	39,483
Dynamics Research Corp. (a)	2,901	27,589
ebix.com, Inc. (a)	421	12,104
Embarcadero Technologies, Inc. (a)	7,901	54,675
eMerge Interactive, Inc. Class A (a)	280	622
Epicor Software Corp. (a)	33,320	443,156
EPIQ Systems, Inc. (a)(d)	7,558	118,056
ePlus, Inc. (a)	3,612	36,481
eSpeed, Inc. Class A (a)	22,397	210,084
Evans & Sutherland Computer Corp. (a)	4,929	19,174
Evolving Systems, Inc. (a)	3,885	4,429
FactSet Research Systems, Inc.	27,175	1,437,014
Fair, Isaac & Co., Inc. (d)	48,774	2,029,974
FalconStor Software, Inc. (a)(d)	11,290	97,433
GraphOn Corp. (a)	7,300	1,205
GSE Systems, Inc. (a)	1,893	9,086
Guardian Technologies International (a)	560	532
Hyperion Solutions Corp. (a)	42,270	1,553,845
i2 Technologies, Inc. (a)(d)	9,321	180,082
Informatica Corp. (a)(d)	60,266	726,205
Interactive Intelligence, Inc. (a)	2,713	47,532
InterVideo, Inc. (a)	4,632	59,984
Intervoice, Inc. (a)	30,006	201,340
Jack Henry & Associates, Inc.	65,631	1,436,006
JDA Software Group, Inc. (a)	23,714	339,110
Kronos, Inc. (a)(d)	23,888	842,291
Lawson Software, Inc. (a)(d)	95,103	707,566
Logility, Inc. (a)	7,206	60,530
Macrovision Corp. (a)(d)	38,667	1,069,143
Magma Design Automation, Inc. (a)	23,182	207,711
Majesco Entertainment Co. (a)	18,551	26,713
Manhattan Associates, Inc. (a)	20,433	592,557
MapInfo Corp. (a)	18,383	243,575
McAfee, Inc. (a)	114,867	3,355,265
Mentor Graphics Corp. (a)(d)	60,161	1,017,323
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
MetaSolv, Inc. (a)	35,385	$ 143,663
MICROS Systems, Inc. (a)(d)	26,949	1,372,243
MicroStrategy, Inc. Class A (a)	7,210	854,169
Midway Games, Inc. (a)(d)	19,693	152,424
Mobius Management Systems, Inc. (a)	6,867	48,756
Moldflow Corp. (a)	3,930	50,933
Napster, Inc. (a)	25,066	93,998
NAVTEQ Corp. (a)(d)	67,749	2,423,382
Netguru, Inc.	1,800	414
NetManage, Inc. (a)	1,259	6,257
NetScout Systems, Inc. (a)	9,644	75,320
Netsmart Technologies, Inc. (a)	3,644	59,215
NetSol Technologies, Inc. (a)(d)	880	1,320
Nuance Communications, Inc. (a)(d)	112,170	1,149,743
Omtool Ltd. (a)	200	814
Open Solutions, Inc. (a)(d)	17,358	646,586
OpenTV Corp. Class A (a)	89,696	221,549
Opnet Technologies, Inc. (a)	6,308	101,748
Opsware, Inc. (a)(d)	67,147	588,208
PASW, Inc. (a)	3,300	545
Peerless Systems Corp. (a)	6,456	23,177
Pegasystems, Inc.	8,702	87,890
Pervasive Software, Inc. (a)	3,743	13,961
Phoenix Technologies Ltd. (a)	18,523	89,837
Plato Learning, Inc. (a)	26,002	131,570
Progress Software Corp. (a)(d)	32,873	891,187
QAD, Inc.	13,833	113,431
Quality Systems, Inc. (d)	11,476	438,498
Quest Software, Inc. (a)	41,864	599,074
Quovadx, Inc. (a)	11,829	30,401
Radiant Systems, Inc. (a)(d)	16,141	158,343
Red Hat, Inc. (a)(d)	137,410	2,390,934
Renaissance Learning, Inc. (d)	1,747	29,507
Salesforce.com, Inc. (a)(d)	60,609	2,363,751
Scientific Learning Corp. (a)(d)	3,264	18,115
SCO Group, Inc. (a)(d)	3,511	7,022
Secure Computing Corp. (a)(d)	34,928	226,683
Smith Micro Software, Inc. (a)(d)	12,638	202,208
Sona Mobile Holdings Corp. (a)(d)	2,400	936
Sonic Foundry, Inc. (a)(d)	10,711	39,631
Sonic Solutions, Inc. (a)(d)	19,943	314,102
SPSS, Inc. (a)	15,151	427,410
StorageNetworks, Inc. (a)	29,377	0
SumTotal Systems, Inc. (a)	15,011	105,377
Sybase, Inc. (a)(d)	64,837	1,552,198
Synchronoss Technologies, Inc.	6,875	102,850
Synopsys, Inc. (a)	98,057	2,505,356
Synplicity, Inc. (a)	6,924	47,083
Take-Two Interactive Software, Inc. (a)(d)	55,198	958,237
TeleCommunication Systems, Inc. Class A (a)(d)	34,846	121,264

	Shares	Value
TenFold Corp. (a)	6,737	$ 2,762
THQ, Inc. (a)(d)	45,856	1,492,613
TIBCO Software, Inc. (a)	156,446	1,456,512
Transaction Systems Architects, Inc. Class A (a)(d)	26,006	879,783
Ulticom, Inc. (a)	5,893	61,110
Ultimate Software Group, Inc. (a)	11,363	273,962
Unica Corp. (a)	7,764	104,038
VA Software Corp. (a)(d)	41,920	191,155
Vasco Data Security International, Inc. (a)(d)	22,503	264,860
Verint Systems, Inc. (a)	9,255	315,781
Versant Corp. (a)	308	3,447
Vertical Communications, Inc. (a)	1,066	874
Voxware, Inc. (a)	43	160
Wave Systems Corp. Class A (a)(d)	4,905	13,145
Wind River Systems, Inc. (a)	58,606	627,670
Witness Systems, Inc. (a)(d)	24,718	469,395
		63,257,917
TOTAL INFORMATION TECHNOLOGY		362,027,208
MATERIALS - 4.3%
Chemicals - 1.8%
A. Schulman, Inc.	23,241	529,662
ADA-ES, Inc. (a)	6,212	103,119
Airgas, Inc.	54,891	2,335,612
Albemarle Corp.	25,635	1,787,785
Altair Nanotechnologies, Inc. (a)(d)	51,810	167,346
American Pacific Corp. (a)(d)	6,762	50,039
American Vanguard Corp. (d)	11,560	205,999
Arch Chemicals, Inc.	18,575	611,118
Balchem Corp.	9,996	259,396
Cabot Corp.	42,901	1,764,518
Calgon Carbon Corp. (a)(d)	19,943	116,667
Celanese Corp. Class A	98,440	2,165,680
CF Industries Holdings, Inc.	37,461	852,238
Chemtura Corp.	169,108	1,636,965
Cytec Industries, Inc.	26,740	1,426,044
Eden Bioscience Corp. (a)	3,742	2,207
Ferro Corp.	26,096	544,363
Flotek Industries, Inc. (a)(d)	5,811	143,415
FMC Corp.	24,610	1,744,357
Georgia Gulf Corp.	23,243	473,460
H.B. Fuller Co.	45,539	1,187,202
Hawkins, Inc.	5,284	74,610
Huntsman Corp.	71,501	1,244,832
ICO, Inc. (a)	24,602	151,794
Koppers Holdings, Inc.	8,657	197,726
Kronos Worldwide, Inc.	4,133	152,094
Landec Corp. (a)	24,673	236,367
LESCO, Inc. (a)	4,008	32,906
LSB Industries, Inc. (a)(d)	3,264	36,948
Lubrizol Corp.	49,143	2,326,430
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.	161,252	$ 3,982,924
MacDermid, Inc.	19,199	626,847
Material Sciences Corp. (a)	8,000	96,480
Minerals Technologies, Inc.	14,232	808,947
Mosaic Co. (a)(d)	108,832	2,318,122
Nalco Holding Co. (a)	73,705	1,468,941
Nanophase Technologies Corp. (a)(d)	5,146	34,530
NewMarket Corp.	15,561	976,920
NL Industries, Inc.	2,181	24,187
Olin Corp.	60,986	1,020,296
OM Group, Inc. (a)(d)	21,045	990,167
OMNOVA Solutions, Inc. (a)	18,956	90,610
Penford Corp.	12,815	211,704
Pioneer Companies, Inc. (a)	7,295	197,038
PolyOne Corp. (a)	66,589	511,404
Quaker Chemical Corp.	13,460	281,179
Rockwood Holdings, Inc. (a)(d)	26,718	676,233
RPM International, Inc.	83,659	1,687,402
Sensient Technologies Corp.	36,505	869,914
Spartech Corp.	19,265	576,409
Stepan Co.	6,460	195,867
Symyx Technologies, Inc. (a)	25,975	567,814
Terra Industries, Inc. (a)(d)	67,259	696,131
Terra Nitrogen Co. LP	3,383	104,839
The Scotts Miracle-Gro Co. Class A (d)	31,765	1,571,415
Tronox, Inc. Class A	33,649	514,830
Valhi, Inc.	8,061	215,309
Valspar Corp.	67,080	1,876,898
W.R. Grace & Co. (a)(d)	39,207	720,233
Wellman, Inc.	18,990	66,845
Westlake Chemical Corp.	11,553	378,361
Xethanol Corp. (a)(d)	28,810	82,397
Zoltek Companies, Inc. (a)(d)	12,430	279,054
		47,281,146
Construction Materials - 0.3%
Eagle Materials, Inc.	38,883	1,671,969
Florida Rock Industries, Inc. (d)	40,463	1,822,454
Headwaters, Inc. (a)(d)	31,004	741,616
Martin Marietta Materials, Inc.	31,177	3,096,188
Texas Industries, Inc.	16,887	1,152,538
U.S. Concrete, Inc. (a)	25,666	159,643
		8,644,408
Containers & Packaging - 0.6%
AEP Industries, Inc. (a)	5,838	300,482
Aptargroup, Inc.	22,368	1,370,264
Caraustar Industries, Inc. (a)	16,241	127,492
Chesapeake Corp.	13,782	224,371
Constar International, Inc. (a)	2,862	20,463
Crown Holdings, Inc. (a)	121,369	2,500,201

	Shares	Value
Graphic Packaging Corp. (a)(d)	75,894	$ 321,791
Greif Brothers Corp. Class A	10,128	1,004,191
MOD-PAC Corp. (sub. vtg.) (a)	1,684	18,524
Myers Industries, Inc.	23,494	379,663
Owens-Illinois, Inc.	115,352	2,180,153
Packaging Corp. of America	53,301	1,201,938
Rock-Tenn Co. Class A	30,848	777,370
Silgan Holdings, Inc.	15,625	674,063
Smurfit-Stone Container Corp. (d)	172,999	1,856,279
Sonoco Products Co.	79,316	2,933,899
		15,891,144
Metals & Mining - 1.4%
A.M. Castle & Co.	5,414	143,579
AK Steel Holding Corp. (a)(d)	70,998	1,170,757
Aleris International, Inc. (a)(d)	22,327	1,163,460
Amcol International Corp.	19,794	549,481
Brush Engineered Materials, Inc. (a)(d)	15,090	534,488
Canyon Resources Corp. (a)(d)	8,249	7,424
Carpenter Technology Corp.	16,261	1,736,837
Century Aluminum Co. (a)(d)	18,305	780,708
Chaparral Steel Co.	29,418	1,367,937
Cleveland-Cliffs, Inc.	31,245	1,501,010
Coeur d'Alene Mines Corp. (a)(d)	204,368	1,113,806
Commercial Metals Co.	86,297	2,506,928
Compass Minerals International, Inc.	21,799	721,547
Empire Resources, Inc. (d)	3,903	47,187
Friedman Industries	7,344	70,135
Gibraltar Industries, Inc.	23,536	515,674
Hecla Mining Co. (d)	86,639	603,874
Idaho General Mines, Inc. (a)	33,324	111,635
Kaiser Aluminum Corp. (a)(d)	14,187	808,659
Meridian Gold, Inc. (a)	74,406	2,301,143
Metal Management, Inc.	19,301	707,382
Metalline Mining Co. (a)	25,343	100,358
Mines Management, Inc. (a)(d)	11,916	69,470
NN, Inc.	18,519	211,672
Northwest Pipe Co. (a)	8,811	282,833
Olympic Steel, Inc.	5,717	148,299
Oregon Steel Mills, Inc. (a)(d)	25,973	1,634,741
Quanex Corp.	25,058	929,902
Reliance Steel & Aluminum Co.	42,216	1,624,894
Rock of Ages Corp. Class A	600	2,430
Royal Gold, Inc. (d)	14,852	473,185
RTI International Metals, Inc. (a)(d)	16,018	1,211,762
Ryerson Tull, Inc. (d)	15,717	349,860
Schnitzer Steel Industries, Inc. Class A	15,052	614,423
Southern Copper Corp. (d)	49,618	2,714,601
Steel Dynamics, Inc.	65,768	2,138,775
Steel Technologies, Inc.	9,322	160,805
Stillwater Mining Co. (a)(d)	30,042	416,382
Titanium Metals Corp. (d)	58,377	1,866,313
Universal Stainless & Alloy Products, Inc. (a)	5,512	183,605
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Uranerz Energy Corp. (a)	28,590	$ 119,220
US Energy Corp. (a)(d)	20,737	123,385
US Gold Corp. (a)(d)	15,676	76,029
Vista Gold Corp. (a)(d)	16,085	163,745
Wheeling Pittsburgh Corp. (a)(d)	3,638	63,956
Worthington Industries, Inc.	54,332	1,005,142
		35,149,438
Paper & Forest Products - 0.2%
Bowater, Inc.	36,513	795,983
Buckeye Technologies, Inc. (a)	31,272	367,133
Deltic Timber Corp.	6,683	354,934
Louisiana-Pacific Corp.	73,100	1,542,410
MAXXAM, Inc. (a)	2,331	62,121
Neenah Paper, Inc.	16,227	554,314
P.H. Glatfelter Co. (d)	28,046	415,642
Pope & Talbot, Inc. (a)(d)	3,531	17,690
Schweitzer-Mauduit International, Inc.	7,420	183,942
Wausau-Mosinee Paper Corp.	49,919	746,788
		5,040,957
TOTAL MATERIALS		112,007,093
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.6%
Alaska Communication Systems Group, Inc. (d)	33,687	508,337
Allegiance Telecom, Inc. (a)	15,750	0
Arbinet-thexchange, Inc. (a)	25,856	153,326
Atlantic Tele-Network, Inc.	6,462	183,521
Broadwing Corp. (a)(d)	43,884	663,965
C2 Global Technologies, Inc. (a)(d)	275	110
Cbeyond, Inc. (d)	11,360	373,290
Cincinnati Bell, Inc.	167,572	757,425
Cogent Communications Group, Inc. (a)(d)	25,858	409,849
Commonwealth Telephone Enterprises, Inc.	16,738	697,472
Consolidated Communications Holdings, Inc.	22,499	416,681
Covad Communications Group, Inc. (a)(d)	173,698	208,438
CT Communications, Inc.	14,682	299,219
D&E Communications, Inc.	5,104	64,770
eLEC Communications Corp. (a)	14,200	3,266
Eschelon Telecom, Inc. (a)	9,506	172,439
FairPoint Communications, Inc. (d)	30,797	568,821
Fonix Corp. (a)	595	2
General Communications, Inc. Class A (a)(d)	36,915	563,323
Global Crossing Ltd. (a)(d)	18,477	477,076
HickoryTech Corp.	10,207	72,061
Hungarian Telephone & Cable Corp. (a)	3,053	44,116

	Shares	Value
IDT Corp. Class B (a)(d)	42,521	$ 551,072
Iowa Telecommunication Services, Inc.	22,349	416,585
Level 3 Communications, Inc. (a)(d)	721,197	3,851,192
Moscow CableCom Corp. (a)(d)	3,275	34,879
NeuStar, Inc. Class A (a)(d)	46,523	1,546,890
North Pittsburgh Systems, Inc.	13,368	324,174
NTELOS Holding Corp.	16,508	259,506
Premiere Global Services, Inc. (a)(d)	39,920	325,348
Rapid Link, Inc. (a)	4,800	480
Shenandoah Telecommunications Co.	7,394	354,025
SureWest Communications	7,402	183,274
Talk America Holdings, Inc. (a)(d)	17,075	136,259
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	82,811	1,510,473
U.S. LEC Corp. Class A (a)(d)	5,708	48,118
Vonage Holdings Corp. (d)	38,962	253,253
Warwick Valley Telephone Co.	842	15,788
XETA Technologies, Inc. (a)	3,181	10,911
		16,459,734
Wireless Telecommunication Services - 1.3%
@Road, Inc. (a)(d)	34,765	226,668
American Tower Corp. Class A (a)	306,149	11,593,863
Centennial Communications Corp. Class A	17,544	114,211
Crown Castle International Corp. (a)(d)	149,207	5,141,673
Dobson Communications Corp. Class A	102,053	882,758
FiberTower Corp. (a)(d)	24,000	130,560
GoAmerica, Inc. (a)(d)	118	712
InPhonic, Inc. (a)	15,876	178,923
IPCS, Inc. (a)(d)	7,200	380,664
LCC International, Inc. (a)	9,142	32,271
Leap Wireless International, Inc. (a)	31,431	1,783,709
Metro One Telecommunications, Inc. (a)(d)	1,637	4,011
NII Holdings, Inc. (a)	100,861	6,548,905
Rural Cellular Corp. Class A (a)	3,181	37,886
SBA Communications Corp. Class A (a)(d)	61,034	1,731,535
SkyTerra Communications, Inc. (a)(d)	1,881	27,557
SunCom Wireless Holdings, Inc. Class A (a)(d)	20,145	18,332
Syniverse Holdings, Inc. (a)	18,182	251,821
Telephone & Data Systems, Inc.	75,326	3,891,341
U.S. Cellular Corp. (d)	12,417	835,912
USA Mobility, Inc.	20,032	487,579
Wireless Facilities, Inc. (a)	21,324	49,898
		34,350,789
TOTAL TELECOMMUNICATION SERVICES		50,810,523
UTILITIES - 4.1%
Electric Utilities - 1.1%
Allete, Inc.	17,643	822,693
Central Vermont Public Service Corp.	4,526	97,083
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Cleco Corp.	30,451	$ 780,459
DPL, Inc.	81,776	2,286,457
Duquesne Light Holdings, Inc.	53,427	1,079,225
El Paso Electric Co. (a)	31,499	782,435
Empire District Electric Co.	26,330	632,973
Great Plains Energy, Inc.	61,730	1,951,285
Green Mountain Power Corp.	3,042	102,911
Hawaiian Electric Industries, Inc.	59,512	1,610,395
IDACORP, Inc.	28,268	1,130,437
ITC Holdings Corp.	18,562	728,559
MGE Energy, Inc.	15,846	544,469
Northeast Utilities	109,092	3,057,849
Otter Tail Corp.	22,165	681,352
Pepco Holdings, Inc.	147,362	3,776,888
Portland General Electric Co. (d)	19,339	537,431
Reliant Energy, Inc. (a)(d)	220,862	2,963,968
Sierra Pacific Resources	146,020	2,397,648
UIL Holdings Corp.	22,166	952,473
Unisource Energy Corp. (d)	21,442	787,565
Unitil Corp.	2,839	73,814
Westar Energy, Inc.	65,695	1,746,830
		29,525,199
Gas Utilities - 1.1%
AGL Resources, Inc.	60,670	2,330,335
Amerigas Partners LP	15,419	501,734
Atmos Energy Corp.	64,107	2,100,786
Cascade Natural Gas Corp.	4,582	118,307
Chesapeake Utilities Corp.	11,688	352,393
Delta Natural Gas Co., Inc.	2,782	70,579
Energen Corp.	47,729	2,164,987
EnergySouth, Inc.	12,418	473,871
Equitable Resources, Inc.	85,143	3,693,503
Laclede Group, Inc.	12,640	462,371
National Fuel Gas Co. (d)	61,609	2,334,981
New Jersey Resources Corp.	18,198	941,747
Northwest Natural Gas Co.	16,795	692,626
ONEOK, Inc. (d)	81,754	3,535,043
Piedmont Natural Gas Co., Inc. (d)	48,886	1,362,453
SEMCO Energy, Inc. (a)	5,396	33,509
South Jersey Industries, Inc.	27,137	905,019
Southern Union Co.	81,422	2,282,259
Southwest Gas Corp.	25,648	962,826

	Shares	Value
UGI Corp.	68,052	$ 1,917,705
WGL Holdings, Inc. (d)	41,986	1,387,637
		28,624,671
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	30,190	1,078,085
Environmental Power Corp. (a)(d)	10,176	76,320
Mirant Corp. (a)	195,896	5,959,156
NRG Energy, Inc. (d)	97,541	5,552,034
Ormat Technologies, Inc.	6,685	246,275
		12,911,870
Multi-Utilities - 1.2%
Alliant Energy Corp.	80,717	3,139,891
Aquila, Inc. (d)	262,388	1,201,737
Avista Corp.	27,686	745,584
CH Energy Group, Inc. (d)	16,216	869,340
Energy East Corp.	111,381	2,721,038
Florida Public Utilities Co.	5,845	78,615
MDU Resources Group, Inc.	124,368	3,275,853
NorthWestern Energy Corp.	18,206	651,047
NSTAR	78,810	2,772,536
OGE Energy Corp.	69,014	2,706,729
PNM Resources, Inc. (d)	39,559	1,214,461
Puget Energy, Inc. (d)	87,951	2,184,703
SCANA Corp.	77,764	3,208,543
Vectren Corp.	61,737	1,762,591
Wisconsin Energy Corp.	78,002	3,648,934
WPS Resources Corp.	27,634	1,444,982
		31,626,584
Water Utilities - 0.2%
American States Water Co.	11,845	443,003
Aqua America, Inc. (d)	87,516	2,092,508
Artesian Resources Corp. Class A	3,763	71,346
Cadiz, Inc. (a)(d)	14,433	298,186
California Water Service Group	10,939	442,811
Connecticut Water Service, Inc.	5,523	120,678
Middlesex Water Co.	9,279	172,497
Pure Cycle Corp. (a)	23,077	180,462
SJW Corp.	11,852	415,650
Southwest Water Co. (d)	18,750	244,313
York Water Co.	12,649	226,038
		4,707,492
TOTAL UTILITIES		107,395,816
TOTAL COMMON STOCKS (Cost $2,126,723,860)		2,588,325,134
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 4.86% to 5% 12/21/06 (e) (Cost $3,490,060)	$ 3,500,000	$ 3,490,054
Money Market Funds - 27.5%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	73,194,916	73,194,916
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	650,946,538	650,946,538
TOTAL MONEY MARKET FUNDS (Cost $724,141,454)		724,141,454
TOTAL INVESTMENT PORTFOLIO - 125.8% (Cost $2,854,355,374)	3,315,956,642
NET OTHER ASSETS - (25.8)%	(680,134,108)
NET ASSETS - 100%	$ 2,635,822,534
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
351 Russell 1000 Index Mini Contracts	Dec. 2006	$ 27,641,250	$ 1,439,925
2 S&P 500 E-Mini Index Contracts	Dec. 2006	140,290	5,886
16 S&P 500 Index Contracts	Dec. 2006	5,611,600	111,526
176 S&P MidCap 400 E-Mini Index Contracts	Dec. 2006	14,263,040	648,693
TOTAL EQUITY INDEX CONTRACTS		$ 47,656,180	$ 2,206,030

The face value of futures purchased as a percentage of net assets - 1.8%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 25 basis points with JPMorgan Chase, Inc.	Oct. 2007	$ 1,447,329	$ 0
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,490,054.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,814,293
Fidelity Securities Lending Cash Central Fund	3,105,381
Total	$ 4,919,674
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,862,713,887. Net unrealized appreciation aggregated $453,242,755, of which $685,745,491 related to appreciated investment securities and $232,502,736 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

November 30, 2006

1.810719.102

SPI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 5.5%
ABC Learning Centres Ltd.	93,015	$ 546,712
AGL Energy Ltd. (a)	112,320	1,355,807
Alinta Ltd.	148,994	1,210,753
Alumina Ltd.	340,953	1,705,427
Amcor Ltd.	249,525	1,464,659
AMP Ltd.	516,508	3,867,165
Ansell Ltd.	61,179	564,243
APN News & Media Ltd.	102,085	467,132
Aristocrat Leisure Ltd.	106,472	1,305,377
Australia & New Zealand Banking Group Ltd.	527,523	11,840,585
Australian Stock Exchange Ltd.	54,649	1,569,398
AXA Asia Pacific Holdings Ltd.	260,887	1,350,224
Babcock & Brown Ltd.	65,428	1,280,162
BHP Billiton Ltd.	1,016,558	21,057,999
Billabong International Ltd.	42,996	542,747
BlueScope Steel Ltd.	221,125	1,395,653
Boral Ltd.	155,471	911,355
Brambles Ltd. (a)	291,733	2,962,195
Brambles Ltd. unit (a)	197,516	2,007,086
Caltex Australia Ltd.	31,230	545,752
Centro Properties Group unit	242,030	1,642,166
CFS Retail Property Trust	362,954	607,067
Challenger Financial Services Group Ltd.	104,741	327,236
Coca-Cola Amatil Ltd.	168,443	994,040
Cochlear Ltd.	13,541	601,569
Coles Group Ltd.	353,274	3,695,768
Commonwealth Bank of Australia	366,561	13,716,675
Commonwealth Property Office Fund	521,937	592,966
Computershare Ltd.	113,525	810,568
CSL Ltd.	51,723	2,419,847
CSR Ltd.	320,104	808,147
DB RREEF Trust unit	657,219	894,435
DCA Group Ltd.	118,722	322,210
Downer EDI Ltd.	69,725	385,617
Fosters Group Ltd.	566,294	2,988,943
Futuris Corp. Ltd.	146,967	219,145
Goodman Fielder Ltd.	407,461	678,294
Harvey Norman Holdings Ltd.	125,562	399,220
Iluka Resources Ltd.	60,814	335,854
ING Industrial Fund	302,358	562,967
Insurance Australia Group Ltd.	469,120	2,139,249
Investa Property Group unit	466,498	890,665
John Fairfax Holdings Ltd.	291,206	1,194,684
Leighton Holdings Ltd.	34,739	559,658
Lend Lease Corp. Ltd.	99,904	1,379,337
Lion Nathan Ltd.	69,799	445,499
Macquarie Airports unit	165,429	463,329
Macquarie Bank Ltd.	70,085	4,026,477
Macquarie Communications Infrastructure Group unit	91,422	462,337
Macquarie Goodman Group unit	384,921	2,144,005
Macquarie Infrastructure Group unit	649,266	1,797,957

	Shares	Value
Macquarie Office Trust	698,984	$ 854,768
Mayne Pharma Ltd.	185,226	602,072
Mirvac Group unit	303,626	1,269,592
Multiplex Group unit	167,164	514,348
National Australia Bank Ltd.	456,863	14,064,984
Newcrest Mining Ltd.	98,302	2,007,908
OneSteel Ltd.	149,086	518,710
Orica Ltd.	93,075	1,762,357
Origin Energy Ltd.	238,512	1,416,951
Pacific Brands Ltd.	159,980	335,735
Paladin Resources Ltd. (a)	94,412	525,129
PaperlinX Ltd.	106,420	332,482
Perpetual Trustees Australia Ltd.	13,083	761,235
Publishing & Broadcasting Ltd.	33,460	549,612
Qantas Airways Ltd.	256,838	1,003,030
QBE Insurance Group Ltd.	234,442	4,788,692
Rinker Group Ltd.	264,825	3,896,613
Rio Tinto Ltd.	84,178	4,927,788
Santos Ltd.	163,987	1,332,589
Sonic Healthcare Ltd.	74,342	780,660
Stockland Corp. Ltd. unit	391,660	2,438,011
Suncorp-Metway Ltd. (d)	164,041	2,646,642
Sydney Roads Group unit	181,469	161,066
Symbion Health Ltd.	201,876	562,223
Tabcorp Holdings Ltd.	151,413	1,948,348
Tattersall's Ltd.	344,210	1,034,661
Telstra Corp. Ltd. (d)	1,000,138	2,974,752
The GPT Group unit	579,599	2,359,537
Toll Holdings Ltd.	143,321	1,901,890
TOWER Australia Group Ltd. (a)	37,726	69,945
TOWER Australia Group Ltd. rights 12/14/06 (a)	16,105	9,720
Transurban Group unit	252,034	1,455,525
Wesfarmers Ltd.	105,780	2,920,930
Westfield Holdings Ltd./Trust/America Trust unit	432,953	6,643,697
Westpac Banking Corp.	529,690	10,196,734
Woodside Petroleum Ltd.	128,631	3,811,718
Woolworths Ltd.	344,783	5,984,364
WorleyParsons Ltd.	31,646	477,621
Zinifex Ltd.	135,623	1,822,206
TOTAL AUSTRALIA		198,121,207
Austria - 0.5%
Andritz AG	2,412	464,723
Boehler-Uddeholm AG	10,642	675,013
Erste Bank AG	53,469	3,894,909
Flughafen Wien AG	1,789	164,100
Immoeast Immobilien Anlagen AG (a)	86,076	1,162,615
IMMOFINANZ Immobilien Anlagen AG (a)	131,284	1,726,294
Mayr-Melnhof Karton AG	1,607	291,194
Oesterreichische Elektrizitaetswirtschafts AG (Verbund)	24,670	1,234,851
Common Stocks - continued
	Shares	Value
Austria - continued
OMV AG	46,573	$ 2,497,715
Raiffeisen International Bank Holding AG	11,058	1,300,299
RHI AG (a)	6,933	317,651
Telekom Austria AG	105,487	2,793,718
voestalpine AG	26,773	1,326,999
Wiener Staedische Versicher AG	7,711	529,538
Wienerberger Baustoffindust AG	22,391	1,192,530
TOTAL AUSTRIA		19,572,149
Belgium - 1.2%
Agfa-Gevaert NV	23,900	567,139
Barco NV	2,933	249,733
Bekaert SA	3,646	422,212
Belgacom SA	45,153	1,933,660
Cofinimmo SA	2,205	440,315
Colruyt NV	5,321	1,006,883
Compagnie Maritime Belge SA (CMB)	4,225	166,612
D'ieteren SA	798	267,665
Delhaize Group	22,085	1,756,160
Dexia SA	161,170	4,396,479
Euronav NV	5,145	160,038
Fortis	336,585	13,723,283
Fortis (strip VVPR)	1,764	93
Groupe Bruxelles Lambert SA (GBL)	20,883	2,380,946
Groupe Bruxelles Lambert SA (GBL) (strip VVPR)	818	11
InBev SA	51,186	3,358,524
KBC Groupe SA	53,141	5,977,873
Mobistar SA	7,974	669,451
Omega Pharma SA	4,932	340,916
Solvay SA	18,794	2,675,354
UCB SA	25,756	1,633,682
Umicore SA	7,684	1,154,880
TOTAL BELGIUM		43,281,909
Bermuda - 0.0%
Frontline Ltd.	19,500	694,722
Noble Group Ltd. (d)	146,000	102,440
SeaDrill Ltd. (a)	54,700	907,805
TOTAL BERMUDA		1,704,967
Cayman Islands - 0.1%
Foxconn International Holdings Ltd. (a)	595,000	1,797,537
Hutchison Telecommunications International Ltd. (a)	482,000	1,053,389
Kingboard Chemical Holdings Ltd.	140,000	564,233
Solomon Systech International Ltd.	334,000	52,384
TOTAL CAYMAN ISLANDS		3,467,543
Denmark - 0.8%
A.P. Moller - Maersk AS Series B	336	3,145,430
Bang & Olufsen AS Series B	3,025	367,009
Carlsberg AS Series B	10,988	1,048,149

	Shares	Value
Codan AS	2,950	$ 256,772
Coloplast AS Series B	6,660	585,612
Dampskibsselskabet TORM AS	5,500	337,064
Danisco AS	15,375	1,319,145
Danske Bank AS	138,748	6,063,062
DSV de Sammensluttede Vognmaend AS	5,694	1,006,400
East Asiatic Co. Ltd.	4,341	254,468
FLS Industries	10,300	600,124
GN Store Nordic AS	52,065	739,888
H. Lundbeck AS	14,135	359,056
Jyske Bank AS (Reg.) (a)	19,950	1,307,674
NKT Holding AS	5,525	453,915
Novo Nordisk AS Series B	68,880	5,316,344
Novozymes AS Series B	11,993	1,009,802
Sydbank AS	19,800	842,366
Topdanmark AS (a)	4,840	772,921
Trygvesta AS	7,050	523,475
Vestas Wind Systems AS (a)	55,628	2,146,760
William Demant Holding AS (a)	8,317	661,873
TOTAL DENMARK		29,117,309
Finland - 1.4%
Amer Group PLC (A Shares)	20,270	462,211
Cargotec Corp. (B Shares)	9,757	480,891
Elisa Corp. (A Shares)	46,915	1,221,374
Fortum Oyj	122,368	3,576,216
KCI Konecranes Oyj	14,646	372,175
Kesko Oyj	16,152	826,023
Kone Oyj (B Shares)	24,349	1,245,545
Metso Corp.	37,551	1,729,437
Neste Oil Oyj	40,390	1,300,742
Nokia Corp.	1,171,269	23,683,059
Nokian Tyres Ltd.	28,939	598,958
OKO Bank (A Shares)	34,034	548,475
Oriola-KD Oyj (a)	16,800	58,064
Orion Oyj (B Shares) (a)	30,410	633,430
Outokumpu Oyj (A Shares)	32,729	1,096,495
Rautaruukki Oyj (K Shares)	22,456	817,449
Sampo Oyj (A Shares)	123,774	3,125,602
Sanoma-WSOY Oyj	24,027	665,284
Stora Enso Oyj (R Shares)	164,023	2,556,435
TietoEnator Oyj (d)	27,012	769,397
UPM-Kymmene Corp.	154,932	3,857,026
Uponor Oyj	14,730	481,005
Waertsilae Corp. (B Shares) (d)	16,483	794,495
YIT-Yhtyma OY	33,236	863,498
TOTAL FINLAND		51,763,286
France - 9.4%
Accor SA	58,117	4,225,023
Air France KLM (Reg.)	31,750	1,266,766
Alcatel SA (RFD)	394,208	5,235,082
Alstom SA (a)	21	43
Alstom SA (New) (a)	31,441	3,653,399
Common Stocks - continued
	Shares	Value
France - continued
Atos Origin SA (a)	21,713	$ 1,221,400
AXA SA	485,390	18,454,528
BIC SA	8,218	560,437
BNP Paribas SA	240,605	25,918,854
Bouygues SA	56,728	3,367,595
Business Objects SA (a)	31,139	1,208,816
Cap Gemini SA	35,794	2,181,275
Carrefour SA	171,188	10,701,900
Casino Guichard Perrachon et Compagnie	14,030	1,280,060
CNP Assurances	10,474	1,096,397
Compagnie de St. Gobain	88,051	7,024,977
Credit Agricole SA	174,072	7,369,281
Dassault Systemes SA	15,295	833,842
Essilor International SA	27,110	2,911,414
France Telecom SA	487,257	12,702,790
Gaz de France (d)	59,231	2,556,938
Gecina SA	3,365	504,412
Groupe Danone	68,861	10,595,783
Hermes International SA	19,807	2,158,600
Imerys	10,278	900,990
Klepierre SA	4,748	770,194
L'Air Liquide SA	33,971	7,687,834
L'Oreal SA	82,605	8,324,240
Lafarge SA (Bearer)	43,250	6,282,700
Lagardere S.C.A. (Reg.)	34,180	2,502,942
Louis Vuitton Moet Hennessy (LVMH)	69,297	7,185,050
M6 Metropole Television SA	22,899	782,633
Michelin SA (Compagnie Generale des Etablissements) Series B	42,258	3,670,848
Neopost SA	10,269	1,319,706
PagesJaunes Groupe SA	32,591	662,028
Pernod Ricard SA	21,520	4,764,662
Peugeot Citroen SA	43,227	2,694,915
Pinault Printemps-Redoute SA	19,697	3,004,735
Publicis Groupe SA	37,470	1,449,831
Renault SA	53,443	6,404,614
Safran SA	55,156	1,185,400
Sanofi-Aventis	293,864	25,865,909
Schneider Electric SA	64,175	6,947,159
SCOR	340,344	973,476
Societe Des Autoroutes Paris-Rhin-Rhone	7,387	597,672
Societe Generale Series A	105,139	17,611,971
Sodexho Alliance SA	28,063	1,642,889
Suez SA:
(France)	292,540	14,042,578
(strip VVRP) (a)	15,232	202
Technip SA	30,667	2,148,229
Television Francaise 1 SA	35,789	1,324,127
Thales SA	27,534	1,315,131
Thomson SA	80,860	1,499,047

	Shares	Value
Total SA:
(strip VVPR)	3,096	$ 41
Series B	634,174	45,318,074
Unibail (Reg.)	13,777	3,247,344
Valeo SA	20,078	801,873
Vallourec SA	11,062	2,970,675
Veolia Environnement	82,607	5,468,316
Vinci SA	61,488	7,722,916
Vivendi Universal SA	332,135	12,776,573
Zodiac SA	12,120	741,638
TOTAL FRANCE		339,638,774
Germany - 7.0%
Adidas-Salomon AG	59,239	2,917,343
Allianz AG (Reg.)	125,370	24,509,835
Altana AG	21,372	1,246,367
BASF AG	147,291	13,640,620
Bayer AG	208,472	10,767,579
Beiersdorf AG	16,718	986,468
Bilfinger Berger AG	10,916	675,192
Celesio AG	25,729	1,317,159
Commerzbank AG	180,069	6,478,615
Continental AG	38,250	4,343,800
DaimlerChrysler AG (Reg.)	262,272	15,285,212
Deutsche Bank AG	148,190	19,169,858
Deutsche Boerse AG	29,490	4,936,003
Deutsche Lufthansa AG (Reg.)	68,617	1,708,217
Deutsche Post AG	220,341	6,564,950
Deutsche Postbank AG	16,009	1,343,176
Deutsche Telekom AG (Reg.)	822,783	14,645,537
Douglas Holding AG	11,423	566,179
E.ON AG	178,844	23,017,223
Fresenius Medical Care AG	18,763	2,517,642
HeidelbergCement AG (strip VVPR) (a)	239	0
Heidelberger Druckmaschinen AG	15,620	678,228
Hochtief AG	12,927	867,366
Hypo Real Estate Holding AG	39,616	2,305,071
Infineon Technologies AG (a)	222,001	2,870,473
IVG Immobilien AG	21,934	853,342
KarstadtQuelle AG (a)(d)	19,936	555,176
Linde AG	31,999	3,152,133
MAN AG	35,310	3,366,073
Merck KGaA	15,159	1,663,093
Metro AG	43,105	2,685,597
MLP AG	18,470	349,015
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	55,207	8,991,928
Premiere AG (a)(d)	14,837	233,408
Puma AG	2,813	1,017,887
Rheinmetall AG	9,431	658,146
RWE AG	128,040	14,515,224
Salzgitter AG	13,037	1,566,844
SAP AG	64,538	13,480,697
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG (Reg.)	246,179	$ 23,497,786
SolarWorld AG (d)	13,050	796,645
Suedzucker AG (Bearer)	15,584	380,534
Thyssenkrupp AG	101,603	3,920,574
TUI AG (d)	65,786	1,388,594
Volkswagen AG (d)	49,434	5,384,126
Wincor Nixdorf AG	3,660	525,029
TOTAL GERMANY		252,339,964
Greece - 0.7%
Alpha Bank AE	107,811	3,369,215
Bank of Piraeus	65,922	1,972,842
Coca-Cola Hellenic Bottling Co. SA (Bearer)	34,168	1,247,864
Cosmote Mobile Telecommunications SA	27,274	758,441
EFG Eurobank Ergasias SA	66,918	2,392,546
Folli Follie SA	6,944	257,467
Germanos SA	16,645	418,785
Greek Organization of Football Prognostics SA	67,342	2,532,549
Hellenic Exchanges Holding SA	7,624	144,369
Hellenic Petroleum SA	25,847	342,266
Hellenic Technodomiki Tev SA	30,017	327,528
Hellenic Telecommunication Organization SA (OTE) (a)	90,538	2,630,396
Intracom Holdings SA (Reg.) (a)	23,729	167,165
Motor Oil (HELLAS) Corinth Refineries SA	19,277	500,321
National Bank of Greece SA	110,411	5,061,660
Public Power Corp. of Greece	32,414	800,936
Technical Olympic SA (Reg.)	46,816	159,324
Titan Cement Co. SA (Reg.)	13,720	743,436
Viohalco SA	20,274	235,715
TOTAL GREECE		24,062,825
Hong Kong - 1.6%
ASM Pacific Technology Ltd.	56,829	311,224
Bank of East Asia Ltd.	401,292	2,164,140
BOC Hong Kong Holdings Ltd.	1,126,566	2,714,059
Cathay Pacific Airways Ltd.	250,327	595,350
Cheung Kong Holdings Ltd.	432,449	5,109,088
Cheung Kong Infrastructure Holdings Ltd.	135,450	412,687
CLP Holdings Ltd.	524,657	3,483,684
Esprit Holdings Ltd.	274,523	2,846,270
Giordano International Ltd.	308,194	156,104
Hang Lung Properties Ltd.	666,423	1,482,139
Hang Seng Bank Ltd.	214,301	2,859,661
Henderson Land Development Co. Ltd.	197,963	1,101,958
Hong Kong & China Gas Co. Ltd.	1,013,427	2,240,856
Hong Kong Electric Holdings Ltd.	409,176	1,930,497
Hong Kong Exchanges & Clearing Ltd.	302,198	2,665,070
Hopewell Holdings Ltd.	235,000	782,457
Hutchison Whampoa Ltd.	624,158	5,865,498

	Shares	Value
Hysan Development Co. Ltd.	148,932	$ 393,453
Johnson Electric Holdings Ltd.	293,062	221,529
Kerry Properties Ltd.	127,000	513,473
Li & Fung Ltd.	643,623	1,869,963
Link (REIT)	671,500	1,386,387
Melco International Development Ltd.	185,000	523,224
MTR Corp. Ltd.	453,113	1,126,564
New World Development Co. Ltd.	758,988	1,387,482
Orient Overseas International Ltd.	66,400	420,831
PCCW Ltd.	964,751	626,325
Shangri-La Asia Ltd.	362,842	932,912
Shun Tak Holdings Ltd.	210,000	329,361
Sino Land Co.	333,336	625,645
Sun Hung Kai Properties Ltd.	404,141	4,577,220
Swire Pacific Ltd. (A Shares)	274,384	2,899,503
Techtronic Industries Co. Ltd.	296,000	396,508
Television Broadcasts Ltd.	101,000	572,602
Texwinca Holdings Ltd.	282,000	190,327
Wharf Holdings Ltd.	397,965	1,394,133
Wing Hang Bank Ltd.	41,500	438,010
Yue Yuen Industrial Holdings Ltd.	233,500	738,440
TOTAL HONG KONG		58,284,634
Ireland - 0.9%
Allied Irish Banks PLC	253,853	7,140,885
Bank of Ireland	280,722	6,022,060
C&C Group PLC	71,214	1,084,468
C&C Group PLC	25,987	395,738
CRH PLC	154,903	5,835,736
DCC PLC (Ireland)	28,899	880,165
DEPFA BANK PLC	103,539	1,879,728
Elan Corp. PLC (a)	123,820	1,782,272
Fyffes PLC (Ireland)	57,255	124,340
Grafton Group PLC Class A unit	73,655	1,075,799
Greencore Group PLC	57,656	316,081
IAWS Group PLC	29,015	713,490
IAWS Group PLC (Ireland)	9,000	221,314
Independent News & Media PLC (Ireland)	148,222	533,870
Irish Life & Permanent PLC	74,803	1,882,028
Kerry Group PLC Class A	33,728	815,093
Kingspan Group PLC (Ireland)	41,840	933,566
Paddy Power PLC:
(Ireland)	521	10,845
(United Kingdom)	15,803	327,497
Ryanair Holdings PLC (a)	50,752	631,734
TOTAL IRELAND		32,606,709
Common Stocks - continued
	Shares	Value
Italy - 3.7%
Alleanza Assicurazioni Spa	112,017	$ 1,420,436
Arnoldo Mondadori Editore Spa	32,064	321,755
Assicurazioni Generali Spa	276,117	12,033,019
Autogrill Spa	30,820	539,410
Autostrade Spa	81,979	2,538,053
Banca Intesa Spa	1,105,298	7,808,496
Banca Monte dei Paschi di Siena Spa	338,430	2,162,319
Banca Popolare di Milano	123,062	1,992,985
Banche Popolari Unite SCpA	103,227	2,729,763
Banco Popolare di Verona e Novara	106,941	3,004,991
Benetton Group Spa	19,099	348,509
Bulgari Spa	35,016	493,868
Capitalia Spa	497,433	4,580,605
Enel Spa ADR	1,263,805	12,891,206
ENI Spa	751,729	24,776,988
Fiat Spa (a)(d)	162,260	3,010,684
Finmeccanica Spa	86,977	2,157,342
Fondiaria-Sai Spa	18,157	834,550
Gruppo Editoriale L'espresso Spa	52,915	284,134
Italcementi Spa	18,680	506,594
Lottomatica Spa	16,565	651,042
Luxottica Group Spa	37,897	1,150,932
Mediaset Spa	212,924	2,523,488
Mediobanca Spa	143,863	3,440,872
Mediolanum Spa	60,273	482,872
Pirelli & C Spa	775,033	748,172
San Paolo IMI Spa	315,543	6,978,380
Seat Pagine Gialle Spa	1,191,928	689,739
Snam Rete Gas Spa	268,775	1,486,644
Telecom Italia Spa	3,065,363	9,380,011
Terna Spa	369,895	1,226,497
Tiscali Spa (a)(d)	48,495	156,947
Unicredito Italiano Spa	2,260,140	19,507,575
TOTAL ITALY		132,858,878
Japan - 22.4%
77 Bank Ltd.	111,223	745,393
Access Co. Ltd. (a)(d)	86	575,611
ACOM Co. Ltd.	19,230	725,754
Aderans Co. Ltd.	10,700	255,972
Advantest Corp.	47,490	2,485,442
Aeon Co. Ltd.	186,400	4,394,783
Aeon Credit Service Co. Ltd.	19,600	383,401
Aiful Corp.	22,455	717,536
Aisin Seiki Co. Ltd.	55,900	1,762,112
Ajinomoto Co., Inc.	174,866	2,112,769
Alfresa Holdings Corp.	5,700	365,265
All Nippon Airways Co. Ltd.	192,000	704,724
Alps Electric Co. Ltd.	43,777	425,709
Amada Co. Ltd.	114,000	1,156,836
Amano Corp.	20,500	252,820
Aoyama Trading Co. Ltd.	20,300	571,535

	Shares	Value
ARRK Corp.	12,600	$ 185,317
Asahi Breweries Ltd.	117,803	1,699,033
Asahi Glass Co. Ltd.	278,677	3,292,427
Asahi Kasei Corp.	348,727	2,249,754
Asatsu-DK, Inc.	9,800	307,229
Asics Corp.	48,000	610,208
Astellas Pharma, Inc.	151,500	6,620,520
Autobacs Seven Co. Ltd.	5,300	192,245
Bank of Fukuoka Ltd.	184,300	1,426,140
Bank of Kyoto Ltd.	71,000	675,110
Bank of Yokohama Ltd.	353,084	2,704,772
Benesse Corp.	16,400	623,197
Bridgestone Corp.	172,479	3,776,097
Canon Marketing Japan, Inc.	16,900	388,237
Canon, Inc.	311,244	16,380,771
Casio Computer Co. Ltd.	63,100	1,446,848
Central Glass Co. Ltd.	40,000	232,144
Central Japan Railway Co.	459	4,955,091
Chiba Bank Ltd.	218,674	1,886,651
Chiyoda Corp.	37,000	699,801
Chubu Electric Power Co., Inc.	192,864	5,796,413
Chugai Pharmaceutical Co. Ltd.	83,025	1,692,193
Circle K Sunkus Co. Ltd.	11,900	204,311
Citizen Watch Co. Ltd.	96,466	723,141
Coca-Cola West Japan Co. Ltd.	12,500	264,487
COMSYS Holdings Corp.	30,000	298,990
Credit Saison Co. Ltd.	52,552	1,851,733
Csk Holdings Corp.	21,500	937,689
Dai Nippon Printing Co. Ltd.	180,242	2,702,307
Daicel Chemical Industries Ltd.	75,000	522,714
Daido Steel Co. Ltd.	90,000	541,757
Daifuku Co. Ltd.	17,000	267,942
Daiichi Sankyo Co. Ltd.	212,270	6,526,308
Daikin Industries Ltd.	68,094	2,170,022
Dainippon Ink & Chemicals, Inc.	158,995	613,790
Dainippon Screen Manufacturing Co. Ltd.	49,000	431,220
Daito Trust Construction Co.	26,563	1,374,146
Daiwa House Industry Co. Ltd.	161,184	2,825,836
Daiwa Securities Group, Inc.	355,985	4,079,731
Denki Kagaku Kogyo KK	111,358	444,316
Denso Corp.	151,038	5,726,373
Dentsu, Inc.	570	1,565,420
Dowa Holdings Co. Ltd.	70,168	585,390
E*TRADE Securities Co. Ltd.	382	359,599
eAccess Ltd. (d)	368	214,526
East Japan Railway Co.	962	6,746,213
Ebara Corp.	95,934	360,405
EDION Corp.	15,500	225,827
Eisai Co. Ltd.	74,178	3,959,064
Electric Power Development Co. Ltd.	45,880	1,913,813
Elpida Memory, Inc. (a)	30,300	1,475,879
FamilyMart Co. Ltd.	16,700	457,198
Fanuc Ltd.	51,572	4,698,891
Common Stocks - continued
	Shares	Value
Japan - continued
Fast Retailing Co. Ltd.	16,900	$ 1,490,189
Fuji Electric Holdings Co. Ltd.	191,153	1,046,645
Fuji Soft ABC, Inc.	8,900	215,217
Fuji Television Network, Inc.	186	395,164
Fujifilm Holdings Corp.	142,305	5,665,654
Fujikura Ltd.	89,000	784,005
Fujitsu Ltd.	544,075	4,445,072
Furukawa Electric Co. Ltd.	175,790	1,191,771
Glory Ltd.	17,300	318,240
Gunma Bank Ltd.	97,663	630,900
Gunze Ltd.	62,000	320,200
Hakuhodo DY Holdings, Inc.	5,790	367,032
Hankyu Department Stores, Inc.	42,000	356,922
Hankyu Hanshin Holdings, Inc. (d)	342,200	2,130,807
Haseko Corp. (a)	191,000	656,516
Hikari Tsushin, Inc.	5,200	231,730
Hino Motors Ltd.	61,000	310,294
Hirose Electric Co. Ltd.	7,698	903,496
Hitachi Cable Ltd.	44,000	226,479
Hitachi Capital Corp.	11,400	213,153
Hitachi Chemical Co. Ltd.	25,100	667,657
Hitachi Construction Machinery Co. Ltd.	25,300	603,057
Hitachi High-Technologies Corp.	22,000	642,197
Hitachi Ltd.	975,271	5,776,530
Hokkaido Electric Power Co., Inc.	52,400	1,289,749
Hokuhoku Financial Group, Inc.	388,715	1,433,468
Honda Motor Co. Ltd.	451,560	15,935,552
House Foods Corp.	17,000	276,017
Hoya Corp.	115,816	4,561,024
Ibiden Co. Ltd.	38,500	1,928,491
Index Holdings (a)(d)	218	139,509
Inpex Holdings, Inc.	256	2,204,266
Isetan Co. Ltd.	64,600	1,163,235
Ishikawajima-Harima Heavy Industries Co. Ltd.	301,185	967,621
Ito En Ltd.	15,600	475,585
Itochu Corp.	422,986	3,415,596
ITOCHU Techno-Solutions Corp.	7,500	452,112
JAFCO Co. Ltd.	8,200	399,413
Japan Airlines Corp. (a)	238,420	444,760
Japan Prime Realty Investment Corp. (a)	104	356,577
Japan Real Estate Investment Corp.	125	1,284,653
Japan Retail Fund Investment Corp.	111	866,603
Japan Steel Works Ltd.	87,000	641,662
Japan Tobacco, Inc.	1,304	5,777,286
JFE Holdings, Inc.	160,975	7,423,840
JGC Corp.	53,117	837,651
Joyo Bank Ltd.	206,941	1,175,984
Js Group Corp.	79,459	1,588,631
JSR Corp.	50,116	1,255,172
JTEKT Corp.	62,200	1,257,000
Kajima Corp.	289,317	1,369,252

	Shares	Value
Kaken Pharmaceutical Co. Ltd.	25,000	$ 195,829
Kamigumi Co. Ltd.	89,663	744,159
Kaneka Corp.	103,559	948,031
Kansai Electric Power Co., Inc.	226,636	5,656,603
Kansai Paint Co. Ltd. Osaka	83,000	710,364
Kao Corp.	147,750	3,981,173
Katokichi Co. Ltd.	33,400	246,628
Kawasaki Heavy Industries Ltd.	399,945	1,423,070
Kawasaki Kisen Kaisha Ltd. (d)	131,000	936,765
KDDI Corp.	718	4,799,482
Keihin Electric Express Railway Co. Ltd. (d)	136,061	960,030
Keio Corp.	134,410	890,340
Keisei Electric Railway Co.	103,000	604,888
Keyence Corp.	10,600	2,433,267
Kikkoman Corp.	54,849	621,486
Kinden Corp.	36,000	273,910
Kintetsu Corp.	462,100	1,436,704
Kirin Brewery Co. Ltd.	220,256	3,104,394
KK daVinci Advisors (a)	214	206,995
Kobe Steel Ltd.	827,000	2,549,780
Kokuyo Co. Ltd.	18,900	297,072
Komatsu Ltd.	268,045	4,872,914
Komori Corp.	16,000	303,999
Konami Corp.	23,400	672,960
Konica Minolta Holdings, Inc.	137,500	1,994,991
Kose Corp.	8,730	244,280
Kubota Corp.	310,864	2,735,732
Kuraray Co. Ltd.	94,486	1,073,871
Kuraya Sanseido, Inc.	52,600	992,581
Kurita Water Industries Ltd.	37,200	766,232
Kyocera Corp.	46,902	4,232,886
Kyowa Hakko Kogyo Co. Ltd.	90,000	708,092
Kyushu Electric Power Co., Inc.	105,470	2,677,967
Lawson, Inc.	20,016	700,102
Leopalace21 Corp.	38,700	1,300,138
Mabuchi Motor Co. Ltd.	7,321	430,573
Makita Corp.	30,300	874,013
Marubeni Corp.	468,244	2,381,861
Marui Co. Ltd.	96,049	1,234,311
Matsui Securities Co. Ltd. (d)	27,300	207,243
Matsumotokiyoshi Co. Ltd.	10,500	233,051
Matsushita Electric Industrial Co. Ltd.	571,073	11,095,948
Matsushita Electric Works Co. Ltd.	110,000	1,235,944
Meiji Dairies Corp.	76,000	561,845
Meiji Seika Kaisha Ltd.	114,888	533,809
Meitec Corp.	12,300	391,977
Millea Holdings, Inc.	207,400	7,451,282
Minebea Co. Ltd.	83,008	575,658
Mitsubishi Chemical Holdings Corp.	341,775	2,077,982
Mitsubishi Corp.	380,702	7,101,790
Mitsubishi Electric Corp.	552,106	5,020,879
Mitsubishi Estate Co. Ltd.	329,723	8,144,121
Mitsubishi Gas Chemical Co., Inc.	106,867	1,041,997
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Heavy Industries Ltd.	951,256	$ 4,132,324
Mitsubishi Logistics Corp.	27,000	430,218
Mitsubishi Materials Corp.	327,937	1,265,980
Mitsubishi Rayon Co. Ltd.	166,312	1,131,824
Mitsubishi UFJ Financial Group, Inc.	2,484	31,646,159
Mitsubishi UFJ Securities Co. Ltd.	63,000	745,945
Mitsui & Co. Ltd.	446,123	6,087,523
Mitsui Chemicals, Inc.	200,683	1,492,254
Mitsui Engineering & Shipbuilding Co.	210,000	747,215
Mitsui Fudosan Co. Ltd.	241,677	5,677,186
Mitsui Mining & Smelting Co. Ltd.	155,154	735,638
Mitsui O.S.K. Lines Ltd.	303,285	2,779,043
Mitsui Sumitomo Insurance Co. Ltd.	339,475	4,186,633
Mitsui Trust Holdings, Inc.	194,300	2,060,630
Mitsukoshi Ltd.	137,376	681,007
Mitsumi Electric Co. Ltd.	18,500	321,142
Mizuho Financial Group, Inc.	2,775	20,418,861
Murata Manufacturing Co. Ltd.	60,154	4,104,125
Namco Bandai Holdings, Inc.	58,250	882,378
NEC Corp.	577,951	2,760,229
Nec Electronics Corp. (a)(d)	10,100	323,612
Net One Systems Co. Ltd.	153	225,952
NGK Insulators Ltd.	89,309	1,325,096
NGK Spark Plug Co. Ltd.	44,000	803,696
NHK Spring Co. Ltd.	37,000	391,761
Nichirei Corp.	60,860	350,054
Nidec Corp.	32,942	2,574,705
Nikko Cordial Corp.	237,563	2,933,890
Nikon Corp.	89,838	1,854,329
Nintendo Co. Ltd.	28,596	6,816,215
Nippon Building Fund, Inc.	130	1,594,265
Nippon Electric Glass Co. Ltd.	68,000	1,476,984
Nippon Express Co. Ltd.	259,546	1,400,952
Nippon Kayaku Co. Ltd.	43,000	333,854
Nippon Light Metal Co. Ltd.	124,000	300,924
Nippon Meat Packers, Inc.	40,740	426,435
Nippon Mining Holdings, Inc.	273,500	1,995,919
Nippon Oil Corp.	379,129	2,694,733
Nippon Paper Group, Inc.	278	1,032,386
Nippon Sheet Glass Co. Ltd.	96,000	426,151
Nippon Shokubai Co. Ltd.	34,000	364,695
Nippon Steel Corp.	1,792,661	8,050,641
Nippon Telegraph & Telephone Corp.	1,497	7,559,850
Nippon Yusen KK	298,578	2,091,258
Nishi-Nippon City Bank Ltd.	139,000	648,242
Nishimatsu Construction Co. Ltd.	71,000	234,234
Nissan Chemical Industries Co. Ltd.	40,000	476,380
Nissan Motor Co. Ltd.	656,148	7,968,917
Nisshin Seifun Group, Inc.	47,090	464,840
Nisshin Steel Co. Ltd.	249,000	832,222
Nisshinbo Industries, Inc.	45,000	445,764
Nissin Food Products Co. Ltd.	27,123	920,575

	Shares	Value
Nitori Co. Ltd.	9,000	$ 390,189
Nitto Denko Corp.	46,394	2,239,766
NOK Corp.	27,300	505,730
Nomura Holdings, Inc.	498,847	8,709,868
Nomura Real Estate Office Fund, Inc.	61	522,601
Nomura Research Institute Ltd.	6,200	884,031
NSK Ltd.	143,576	1,272,208
NTN Corp.	101,611	868,770
NTT Data Corp.	363	1,824,562
NTT DoCoMo, Inc.	5,377	8,219,440
NTT Urban Development Co.	65	566,975
Obayashi Corp.	198,704	1,252,733
Obic Co. Ltd.	2,140	445,410
Odakyu Electric Railway Co. Ltd.	200,000	1,304,085
Oji Paper Co. Ltd.	244,352	1,285,175
Oki Electric Industry Co. Ltd. (d)	125,000	287,158
Okuma Corp.	31,000	329,571
Okumura Holdings, Inc.	49,000	238,673
Olympus Corp.	66,429	2,082,540
Omron Corp.	68,460	1,844,677
Onward Kashiyama Co. Ltd.	50,000	670,611
Oracle Corp. Japan	8,500	400,078
Oriental Land Co. Ltd.	16,656	876,026
ORIX Corp.	25,588	7,005,264
Osaka Gas Co. Ltd.	575,525	2,072,665
OSG Corp.	17,000	272,346
Otsuka Corp.	5,700	604,508
Park24 Co. Ltd. (d)	20,500	278,845
Pioneer Corp. (d)	38,738	561,716
Promise Co. Ltd.	20,225	695,185
QP Corp.	20,900	186,817
Rakuten, Inc.	1,645	747,275
Resona Holdings, Inc. (d)	1,357	4,019,786
Ricoh Co. Ltd.	198,770	3,776,613
Rinnai Corp.	10,100	288,721
Rohm Co. Ltd.	29,844	2,752,689
Round One Corp.	149	512,151
Ryohin Keikaku Co. Ltd.	5,600	433,336
Sanken Electric Co. Ltd.	24,000	285,413
Sankyo Co. Ltd. (Gunma)	18,500	947,448
Santen Pharmaceutical Co. Ltd.	26,600	746,610
Sanwa Shutter Corp.	44,000	254,599
Sanyo Electric Co. Ltd. (a)(d)	428,382	614,141
Sapporo Breweries Ltd. (d)	54,578	303,080
Sapporo Hokuyo Holdings, Inc.	104	1,032,904
SBI Holdings, Inc.	3,257	1,143,424
Secom Co. Ltd.	58,567	3,044,938
Sega Sammy Holdings, Inc.	56,100	1,412,311
Seiko Epson Corp.	35,200	857,276
Seino Holdings Co. Ltd.	41,000	407,911
Sekisui Chemical Co. Ltd.	141,293	1,193,407
Sekisui House Ltd.	150,467	2,275,393
Seven & I Holdings Co. Ltd.	243,300	7,753,493
SFCG Co. Ltd.	1,620	255,473
Common Stocks - continued
	Shares	Value
Japan - continued
Sharp Corp.	287,675	$ 4,842,202
Shimachu Co. Ltd.	11,600	312,566
Shimamura Co. Ltd.	5,100	593,290
SHIMANO, Inc.	18,400	559,357
SHIMIZU Corp.	149,416	779,405
Shin-Etsu Chemical Co. Ltd.	110,162	7,278,170
Shinko Electric Industries Co.Ltd.	23,900	612,000
Shinko Securities Co. Ltd.	115,000	440,971
Shinsei Bank Ltd.	395,000	2,340,185
Shionogi & Co. Ltd.	80,091	1,552,848
Shiseido Co. Ltd.	108,950	2,197,066
Shizuoka Bank Ltd.	164,274	1,679,769
Showa Denko KK	260,336	1,031,991
Showa Shell Sekiyu KK	68,000	766,387
SMC Corp.	15,171	2,081,934
Softbank Corp. (d)	215,630	4,515,958
Sojitz Corp. (a)	82,500	255,786
Sompo Japan Insurance, Inc.	233,712	2,977,159
Sony Corp.	290,285	11,440,131
Stanley Electric Co. Ltd.	37,425	777,331
Sumco Corp.	13,300	999,309
Sumitomo Bakelite Co. Ltd.	45,000	317,903
Sumitomo Chemical Co. Ltd.	416,334	2,797,373
Sumitomo Corp.	293,942	4,122,651
Sumitomo Electric Industries Ltd.	210,906	3,346,008
Sumitomo Heavy Industries Ltd.	176,822	1,746,993
Sumitomo Metal Industries Ltd.	1,146,966	4,398,073
Sumitomo Metal Mining Co. Ltd.	153,065	2,001,385
Sumitomo Mitsui Financial Group, Inc.	1,774	18,691,423
Sumitomo Osaka Cement Co. Ltd.	101,144	314,464
Sumitomo Realty & Development Co. Ltd.	112,000	3,569,220
Sumitomo Rubber Industries Ltd. (a)	49,000	635,193
Sumitomo Titanium Corp. (d)	5,000	582,520
Sumitomo Trust & Banking Co. Ltd.	374,344	4,018,564
Suzuken Co. Ltd.	18,060	639,485
T&D Holdings, Inc.	68,200	4,965,247
Taiheiyo Cement Corp.	257,684	1,028,154
Taisei Corp.	334,594	1,051,837
Taisho Pharmaceutical Co. Ltd.	54,524	988,863
Taiyo Nippon Sanso Corp.	63,000	562,043
Taiyo Yuden Co. Ltd.	23,000	386,942
Takara Holdings, Inc. (d)	71,551	444,915
Takashimaya Co. Ltd.	84,000	1,207,151
Takeda Pharamaceutical Co. Ltd.	252,942	16,514,737
Takefuji Corp.	35,311	1,411,952
Tanabe Seiyaku Co. Ltd.	65,000	826,885
TDK Corp.	37,225	2,848,376
Teijin Ltd.	255,341	1,651,700
Terumo Corp.	48,612	1,973,196
The Daimaru, Inc.	67,000	852,906
The Goodwill Group, Inc.	390	346,921
The Suruga Bank Ltd.	51,000	676,095

	Shares	Value
THK Co. Ltd.	41,500	$ 1,075,222
TIS, Inc.	13,600	327,109
Tobu Railway Co. Ltd.	208,297	1,039,776
Toda Corp.	56,762	247,068
Toho Co. Ltd.	35,454	639,942
Toho Titanium Co. Ltd.	8,800	453,718
Tohoku Electric Power Co., Inc.	127,690	2,977,485
Tokai Rika Co. Ltd.	12,300	302,215
Tokuyama Corp.	67,000	896,882
Tokyo Broadcasting System, Inc.	17,300	430,296
Tokyo Electric Power Co.	348,218	10,856,438
Tokyo Electron Ltd.	48,418	3,738,293
Tokyo Gas Co. Ltd.	673,395	3,338,187
Tokyo Seimitsu Co. Ltd.	10,300	476,794
Tokyo Steel Manufacturing Co. Ltd.	27,000	399,672
Tokyo Style Co. Ltd.	23,000	249,883
Tokyo Tatemono Co. Ltd.	71,000	762,795
Tokyu Corp.	284,954	1,877,709
Tokyu Land Corp.	103,000	996,286
TonenGeneral Sekiyu KK	86,856	894,889
Toppan Printing Co. Ltd.	176,013	1,889,491
Toray Industries, Inc.	394,883	2,936,301
Toshiba Corp.	859,880	5,502,816
Tosoh Corp.	176,816	775,736
Toto Ltd.	69,185	682,947
Toyo Seikan Kaisha Ltd.	44,800	737,832
Toyo Suisan Kaisha Ltd.	21,000	313,576
Toyobo Co. Ltd.	135,000	375,421
Toyoda Gosei Co. Ltd.	16,900	383,859
Toyota Industries Corp.	59,386	2,610,543
Toyota Motor Corp.	834,851	50,111,929
Toyota Tsusho Corp.	57,600	1,502,306
Trend Micro, Inc.	32,500	982,382
Ube Industries Ltd.	218,605	649,453
Uni-Charm Corp.	14,760	833,668
Uniden Corp.	17,000	126,557
UNY Co. Ltd.	43,000	519,164
Ushio, Inc.	26,100	521,820
USS Co. Ltd.	5,880	373,752
Wacoal Holdings Corp.	22,000	289,369
West Japan Railway Co.	456	2,083,289
Yahoo! Japan Corp.	4,416	1,739,093
Yakult Honsha Co. Ltd.	37,366	948,752
Yamada Denki Co. Ltd.	25,085	2,376,565
Yamaha Corp.	46,243	966,474
Yamaha Motor Co. Ltd. (a)	51,900	1,425,356
Yamato Holdings Co. Ltd.	102,232	1,565,397
Yamazaki Baking Co. Ltd. (d)	29,000	282,762
Yaskawa Electric Corp.	68,000	747,595
Yokogawa Electric Corp.	72,500	1,167,739
Zeon Corp.	43,000	440,807
TOTAL JAPAN		812,125,393
Common Stocks - continued
	Shares	Value
Luxembourg - 0.1%
Acergy SA (a)	60,900	$ 1,199,730
Metro International SA:
Swedish Depositary Receipt (A Shares) (a)	7,280	7,971
Swedish Depositary Receipt (B Shares) (a)	14,560	16,261
Oriflame Cosmetics SA unit	11,217	422,495
Stolt-Nielsen SA	12,300	375,323
TOTAL LUXEMBOURG		2,021,780
Netherlands - 3.9%
ABN-AMRO Holding NV	525,559	15,819,326
Aegon NV	418,271	7,582,541
Akzo Nobel NV	79,360	4,539,392
ASML Holding NV (a)	134,490	3,348,801
Buhrmann NV	25,527	358,986
Corio NV	10,567	785,697
EADS NV	96,018	2,823,936
Euronext NV	26,426	3,028,671
Fugro NV (Certificaten Van Aandelen) unit	16,210	750,212
Getronics NV (d)	30,202	229,963
Hagemeyer NV (a)	176,607	839,568
Heineken NV (Bearer)	72,380	3,527,118
IHC Caland NV	42,970	1,395,209
ING Groep NV (Certificaten Van Aandelen)	545,111	23,325,300
James Hardie Industries NV unit	114,788	762,532
Koninklijke Ahold NV (a)	451,705	4,526,084
Koninklijke KPN NV	567,981	7,784,447
Koninklijke Numico NV	50,828	2,620,240
Koninklijke Philips Electronics NV	355,196	13,255,915
Mittal Steel Co. NV	198,394	8,170,385
Oce NV	19,866	331,200
QIAGEN NV (a)	32,699	478,465
Randstad Holdings NV	12,411	795,766
Reed Elsevier NV	205,056	3,453,927
Rodamco Europe NV	15,928	1,922,523
Royal DSM NV	43,456	2,071,024
STMicroelectronics NV	193,742	3,510,605
TNT NV	120,417	5,065,923
Unilever NV (Certificaten Van Aandelen)	493,642	13,027,857
Vedior NV (Certificaten Van Aandelen)	48,000	915,923
Wereldhave NV	5,362	656,428
Wolters Kluwer NV (Certificaten Van Aandelen)	85,086	2,382,989
TOTAL NETHERLANDS		140,086,953
New Zealand - 0.1%
Auckland International Airport Ltd.	339,479	501,780
Contact Energy Ltd.	76,978	409,820
Fisher & Paykel Appliances Holdings Ltd.	57,025	159,601
Fisher & Paykel Healthcare Corp.	128,247	379,121
Fletcher Building Ltd.	162,389	1,126,785

	Shares	Value
Kiwi Income Property Trust	299,510	$ 282,837
Sky City Entertainment Group Ltd.	117,999	413,423
Sky Network Television Ltd.	55,207	219,113
Telecom Corp. of New Zealand Ltd.	572,195	1,775,235
The Warehouse Group Ltd.	11,392	52,386
Tower Ltd. (a)	30,362	43,631
Vector Ltd.	26,868	46,332
TOTAL NEW ZEALAND		5,410,064
Norway - 0.8%
Aker Kvaerner ASA	8,940	1,021,532
Det Norske Oljeselskap ASA (DNO) (A Shares)	178,600	334,815
DnB Nor ASA	188,959	2,567,053
Norsk Hydro ASA	207,080	5,158,363
Norske Skogindustrier ASA (A Shares)	46,100	766,949
Ocean RIG ASA (a)	40,700	305,196
Orkla ASA (A Shares)	53,829	3,018,604
PAN Fish ASA (a)	634,000	556,709
Petroleum Geo-Services ASA (a)	17,400	1,172,031
ProSafe ASA	11,260	766,676
Schibsted ASA (B Shares)	11,950	407,314
Statoil ASA	190,928	5,299,165
Storebrand ASA (A Shares)	66,450	852,048
TANDBERG ASA	27,350	377,327
TANDBERG Television ASA (a)	20,400	228,466
Telenor ASA	232,208	3,985,651
TGS Nopec Geophysical Co. ASA (a)	23,600	457,743
Tomra Systems AS (d)	44,700	317,778
Yara International ASA	55,317	1,151,484
TOTAL NORWAY		28,744,904
Portugal - 0.3%
Banco Comercial Portugues SA (Reg.)	668,157	2,265,020
Banco Espirito Santo SA (BES) (Reg.)	66,587	1,137,451
BPI-SGPS SA	80,906	635,315
Brisa Auto-Estradas de Portugal SA (d)	73,595	854,676
Cimpor-Cimentos de Portugal SGPS SA	90,960	696,197
Energias de Portugal SA	591,837	2,805,684
Jeronimo Martins SGPS SA	9,993	213,709
Portugal Telecom SGPS SA (Reg.)	221,465	2,850,526
PT Multimedia SGPS SA	20,280	259,686
Sonae Industria SGPS SA (a)	12,264	119,364
Sonae SGPS SA	178,235	354,028
TOTAL PORTUGAL		12,191,656
Singapore - 0.9%
Allgreen Properties Ltd.	262,000	304,681
Ascendas Real Estate Investment Trust (A-REIT)	218,100	338,645
CapitaLand Ltd.	394,000	1,599,805
CapitaMall Trust	302,000	541,510
Chartered Semiconductor Manufacturing Ltd. (a)(d)	428,800	381,651
City Developments Ltd.	125,000	982,621
Common Stocks - continued
	Shares	Value
Singapore - continued
ComfortDelgro Corp. Ltd.	447,784	$ 456,730
Cosco Corp. Singapore Ltd.	300,000	428,780
Creative Technology Ltd. (Singapore)	3,650	23,950
DBS Group Holdings Ltd.	331,361	4,520,761
Fraser & Neave Ltd.	222,150	620,591
Haw Par Corp. Ltd.	7,000	31,379
Jardine Cycle & Carriage Ltd.	40,390	369,985
Keppel Corp. Ltd.	161,000	1,819,977
Keppel Land Ltd.	99,000	424,492
Neptune Orient Lines Ltd.	110,000	151,502
Olam International Ltd.	218,000	294,585
Oversea-Chinese Banking Corp. Ltd.	692,968	3,263,939
Parkway Holdings Ltd.	158,200	287,777
SembCorp Industries Ltd.	215,130	517,123
SembCorp Marine Ltd.	153,000	335,969
Singapore Airlines Ltd.	171,170	1,745,895
Singapore Exchange Ltd.	214,000	743,804
Singapore Land Ltd.	38,000	199,968
Singapore Petroleum Co. Ltd.	25,000	72,438
Singapore Post Ltd.	284,000	191,886
Singapore Press Holdings Ltd.	387,021	1,096,256
Singapore Technologies Engineering Ltd.	313,161	614,420
Singapore Telecommunications Ltd.	2,136,827	3,998,091
SMRT Corp. Ltd.	119,000	88,134
STATS ChipPAC Ltd. (a)	599,000	505,896
Suntec (REIT)	311,000	345,499
United Overseas Bank Ltd.	337,846	4,082,466
Uol Group Ltd.	201,984	590,501
Venture Corp. Ltd.	59,808	536,203
Want Want Holdings Ltd.	132,000	203,280
Wing Tai Holdings Ltd.	145,000	194,998
TOTAL SINGAPORE		32,906,188
Spain - 4.2%
Abertis Infraestructuras SA (d)	72,228	2,033,398
Acerinox SA (Reg.)	50,839	1,388,832
Actividades de Construccion y Servicios SA (ACS)	73,080	4,081,866
Aguas de Barcelona SA	19,298	660,326
Aguas de Barcelona SA (New)	186	6,364
Altadis SA (Spain)	77,764	3,892,458
Antena 3 Television SA (d)	20,709	493,337
Azucarera Ebro Agricolas SA	20,126	474,385
Banco Bilbao Vizcaya Argentaria SA	972,196	23,478,533
Banco Popular Espanol SA (Reg.)	250,678	4,404,947
Banco Santander Central Hispano SA	1,710,227	31,262,950
Cintra Concesiones de Infrastructuras de Transporte SA (d)	66,765	1,116,621
Corporacion Mapfre SA (Reg.)	137,212	617,767
Endesa SA	267,166	12,410,645
Fadesa Inmobiliaria SA	16,088	751,596

	Shares	Value
Fomento Construcciones y Contratas SA (FOCSA)	13,317	$ 1,297,890
Gas Natural SDG SA Series E	52,988	2,161,135
Grupo Acciona SA	8,646	1,579,967
Grupo Auxiliar Metalurgico SA (Gamesa)	54,573	1,436,639
Grupo Ferrovial SA	19,146	1,850,779
Iberdrola SA	234,435	10,399,701
Iberia Lineas Aereas de Espana SA	124,208	435,862
Inditex SA	60,985	3,090,545
Indra Sistemas SA	37,989	924,103
NH Hoteles SA	19,411	383,504
Promotora de Informaciones SA (PRISA)	24,613	440,651
Repsol YPF SA	265,047	9,554,944
Sogecable SA (a)(d)	16,433	546,626
Telefonica SA	1,282,006	26,050,362
Union Fenosa SA	40,224	2,098,626
Vallehermoso SA (d)	26,807	1,642,130
Zeltia SA (a)(d)	35,626	266,072
TOTAL SPAIN		151,233,561
Sweden - 2.4%
Alfa Laval AB	29,400	1,139,560
Assa Abloy AB (B Shares)	91,843	1,867,096
Atlas Copco AB:
(A Shares)	94,280	2,773,447
(B Shares)	62,055	1,775,653
Axfood AB	10,950	411,639
Billerud AB	11,700	201,555
Boliden AB	83,850	2,019,818
Castellum AB	46,600	590,175
D. Carnegie & Co. AB	16,490	328,608
Electrolux AB (B Shares)	82,469	1,547,103
Elekta AB (B Shares)	22,794	498,325
Eniro AB	63,515	802,080
Fabege AB	20,865	531,544
Getinge AB (B Shares)	48,600	915,274
Hennes & Mauritz AB (H&M) (B Shares)	136,421	6,353,268
Hoganas AB (A Shares)	5,600	147,159
Holmen AB (B Shares)	13,800	590,299
Husqvarna AB (B Shares) (a)	75,769	1,034,257
Kungsleden AB	39,810	555,036
Lundin Petroleum AB (a)	55,800	594,679
Modern Times Group AB (MTG) (B Shares)	13,100	797,504
Nobia AB	17,650	623,570
Nordea Bank AB	598,273	8,437,267
OMX AB	21,200	383,007
Sandvik AB	287,630	3,695,236
SAS AB (a)	20,400	300,799
Scania AB (B Shares)	28,704	1,956,972
Securitas AB (B Shares)	94,408	1,295,573
Securitas Direct AB (a)	73,508	214,630
Securitas Systems AB (a)	73,508	271,507
Common Stocks - continued
	Shares	Value
Sweden - continued
Skandinaviska Enskilda Banken AB (A Shares)	133,075	$ 3,904,971
Skanska AB (B Shares)	110,269	1,972,036
SKF AB (B Shares)	119,400	1,952,305
SSAB Swedish Steel AB:
(A Shares)	49,557	1,041,820
(B Shares)	20,807	411,599
Svenska Cellulosa AB (SCA) (B Shares)	55,404	2,713,682
Svenska Handelsbanken AB (A Shares)	148,064	3,988,147
Swedish Match Co.	88,750	1,570,997
TELE2 AB (B Shares)	103,659	1,331,726
Telefonaktiebolaget LM Ericsson (B Shares)	4,254,573	16,537,525
Telelogic AB (a)	52,000	97,931
TeliaSonera AB	554,635	4,190,279
Trelleborg AB (B Shares)	18,600	401,883
Volvo AB:
(A Shares)	26,040	1,739,231
(B Shares)	63,822	4,146,252
Wihlborgs Fastigheter AB	5,506	105,904
TOTAL SWEDEN		88,758,928
Switzerland - 7.0%
ABB Ltd. (Reg.)	580,574	9,371,909
Adecco SA (Reg.)	37,178	2,462,612
Ciba Specialty Chemicals, Inc.	22,881	1,488,878
Clariant AG (Reg.)	71,958	1,011,506
Compagnie Financiere Richemont unit	152,834	8,230,112
Credit Suisse Group (Reg.)	344,858	22,819,254
Geberit AG (Reg.)	1,232	1,786,282
Givaudan AG	1,891	1,692,703
Holcim Ltd. (Reg.)	58,967	5,288,189
Kudelski SA (Bearer)	8,747	292,613
Kuehne & Nagel International AG	17,752	1,283,973
Kuoni Reisen Holding AG Class B (Reg.)	976	506,442
Logitech International SA (Reg.) (a)	48,544	1,434,961
Lonza Group AG	12,821	1,070,645
Micronas Semiconductor Holding AG	8,485	176,963
Nestle SA (Reg.)	116,979	41,279,817
Nobel Biocare Holding AG (Switzerland)	7,189	1,955,130
Novartis AG (Reg.)	675,112	39,433,292
Oc Oerlikon Corp. AG (Reg.) (a)(d)	2,162	919,846
Phonak Holding AG	15,175	1,134,928
PSP Swiss Property AG	12,678	700,162
Rieter Holding AG (Reg.)	1,345	673,229
Roche Holding AG (participation certificate)	203,777	36,804,639
Schindler Holding AG (participation certificate)	13,700	817,748
Serono SA Series B	1,559	1,409,336
SIG Holding AG	1,583	483,999
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	1,199	1,279,320

	Shares	Value
Straumann Holding AG	2,630	$ 656,568
Sulzer AG (Reg.)	1,142	1,166,103
Swiss Reinsurance Co. (Reg.)	99,352	8,478,944
Swisscom AG (Reg.)	5,565	2,038,070
Syngenta AG (Switzerland)	31,041	5,464,768
The Swatch Group AG:
(Bearer)	9,533	2,018,019
(Reg.)	18,864	804,950
UBS AG (Reg.)	599,958	36,129,471
Zurich Financial Services AG (Reg.)	41,851	10,875,604
TOTAL SWITZERLAND		253,440,985
United Kingdom - 23.6%
3i Group PLC	134,497	2,574,807
Aegis Group PLC	226,132	603,358
Aggreko PLC	68,037	526,549
Alliance Boots PLC	229,070	3,568,129
AMEC PLC	82,677	673,163
Amvescap PLC	209,266	2,262,218
Anglo American PLC (United Kingdom)	412,832	19,165,771
ARM Holdings PLC	350,789	827,371
Arriva PLC	55,771	761,844
AstraZeneca PLC (United Kingdom)	451,518	26,138,377
Aviva PLC	733,994	11,360,989
BAE Systems PLC	928,935	7,065,930
Balfour Beatty PLC	140,781	1,151,093
Barclays PLC	1,856,563	25,091,449
Barratt Developments PLC	73,510	1,595,825
BBA Aviation plc	149,376	838,958
Bellway PLC	27,114	777,539
Berkeley Group Holdings PLC unit (a)	22,120	706,064
BG Group PLC	1,006,325	13,538,943
BHP Billiton PLC	708,018	13,429,031
Biffa PLC (a)	85,433	438,687
Bovis Homes Group PLC	35,030	696,777
BP PLC	5,752,005	65,266,073
British Airways PLC (a)	171,283	1,660,760
British American Tobacco PLC	445,892	12,741,364
British Land Co. PLC	153,290	4,588,669
British Sky Broadcasting Group PLC (BSkyB)	346,007	3,594,206
Brixton PLC	73,710	789,580
BT Group PLC	2,399,219	13,464,417
Bunzl PLC	108,326	1,399,914
Burberry Group PLC	135,510	1,603,396
Cable & Wireless PLC	712,415	2,177,391
Cadbury Schweppes PLC	604,694	6,221,934
Capita Group PLC	192,303	2,167,667
Carnival PLC	47,874	2,356,837
Carphone Warehouse Group PLC	107,088	569,352
Cattles PLC	106,700	845,167
Centrica PLC	1,030,038	6,696,165
Charter PLC (a)	43,597	742,503
Close Brothers Group PLC	44,941	869,182
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Cobham PLC	294,266	$ 1,025,178
Collins Stewart Tullett PLC	54,657	918,512
Compass Group PLC	637,176	3,594,300
Cookson Group PLC	49,533	577,328
Corus Group PLC	252,495	2,485,117
CSR PLC (a)	32,805	428,135
Daily Mail & General Trust PLC Class A	96,342	1,344,457
Davis Service Group PLC	42,421	424,605
De La Rue PLC	41,687	525,618
Diageo PLC	799,093	15,440,475
DSG International PLC	544,493	2,086,892
Electrocomponents PLC	109,183	603,560
EMAP PLC	68,496	1,144,346
EMI Group PLC (a)	205,055	1,189,963
Enterprise Inns PLC	87,246	2,107,514
Experian Group Ltd.	296,269	3,418,199
Fiberweb plc (a)	29,139	103,664
First Choice Holidays PLC	137,047	690,250
FirstGroup PLC	126,232	1,364,599
FKI PLC	143,772	281,877
Friends Provident PLC	513,578	2,099,630
Galiform PLC (a)	237,595	596,584
Gallaher Group PLC	191,424	3,576,279
George Wimpey PLC	100,625	1,093,715
GKN PLC	226,227	1,297,264
GlaxoSmithKline PLC	1,665,860	44,253,571
Great Portland Estates PLC	42,002	506,062
Group 4 Securicor PLC (United Kingdom)	372,081	1,241,425
Hammerson PLC	83,406	2,367,214
Hanson PLC	200,973	2,879,641
Hays PLC	405,736	1,194,217
HBOS PLC	1,087,979	22,260,981
HMV Group PLC	80,760	267,070
Home Retail Group (a)	250,903	2,012,051
HSBC Holdings PLC (United Kingdom) (Reg.)	3,299,872	61,377,619
Icap PLC	149,727	1,347,105
IMI PLC	88,275	902,223
Imperial Chemical Industries PLC	351,447	2,880,987
Imperial Tobacco Group PLC	198,909	7,306,961
Inchcape PLC	142,241	1,397,175
InterContinental Hotel Group PLC	108,739	2,176,804
International Power PLC	418,166	2,788,314
Intertek Group PLC	54,496	826,904
Invensys PLC (a)	254,496	1,306,804
Investec PLC	85,137	1,010,714
ITV PLC	1,165,239	2,559,385
J Sainsbury PLC	389,797	3,056,923
Johnson Matthey PLC	66,620	1,787,353
Kelda Group PLC	110,544	2,004,355
Kesa Electricals PLC	170,113	1,191,983
Kingfisher PLC	688,694	3,289,316

	Shares	Value
Land Securities Group PLC	129,267	$ 5,399,079
Legal & General Group PLC	1,909,614	5,686,320
Liberty International PLC	76,288	1,944,775
Lloyds TSB Group PLC	1,607,481	17,077,119
LogicaCMG PLC	406,545	1,408,351
London Stock Exchange Group PLC	42,940	1,102,245
Man Group PLC	480,516	4,476,713
Marks & Spencer Group PLC	487,896	6,549,694
Meggitt PLC	107,012	623,635
Meinl European Land Ltd. (a)	57,125	1,346,480
Michael Page International PLC	120,892	969,462
Misys PLC	119,069	502,580
Mitchells & Butlers PLC	131,387	1,730,216
National Express Group PLC Class L	36,016	728,777
National Grid PLC	763,540	10,317,573
Next PLC	69,642	2,436,488
Old Mutual PLC	1,515,629	4,945,088
Pearson PLC	223,594	3,298,252
Persimmon PLC	76,389	2,192,082
Premier Farnell PLC	123,229	460,193
Provident Financial PLC	80,053	1,010,150
Prudential PLC	701,866	9,111,714
Punch Taverns Ltd.	80,678	1,829,135
Rank Group PLC	174,688	954,511
Reckitt Benckiser PLC	172,531	7,670,661
Reed Elsevier PLC	336,766	3,680,239
Rentokil Initial PLC	534,361	1,575,430
Resolution PLC	213,586	2,665,751
Reuters Group PLC	394,467	3,508,345
Rexam PLC	160,660	1,697,303
Rio Tinto PLC (Reg.)	304,958	16,346,511
Rolls-Royce Group PLC	496,673	4,161,098
Royal & Sun Alliance Insurance Group PLC	866,059	2,502,291
Royal Bank of Scotland Group PLC	920,310	33,319,373
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,110,523	39,289,193
Class B	796,433	28,611,855
SABMiller PLC	263,725	5,510,076
Sage Group PLC	392,594	1,977,336
Schroders PLC	39,880	749,744
Scottish & Newcastle PLC	216,876	2,301,857
Scottish & Southern Energy PLC	239,150	6,839,218
Scottish Power PLC	433,539	6,433,513
Serco Group PLC	120,552	860,703
Severn Trent PLC	71,412	2,052,067
Signet Group PLC	453,446	1,042,760
Slough Estates PLC	132,160	1,896,252
Smith & Nephew PLC	264,952	2,522,873
Smiths Group PLC	158,437	2,829,141
SSL International PLC	54,371	361,742
Stagecoach Group PLC	209,701	585,278
Standard Life PLC	586,066	3,277,192
Tate & Lyle PLC	129,906	2,032,429
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Woodrow PLC	174,089	$ 1,336,181
Tesco PLC	2,246,973	17,279,265
Tomkins PLC	259,226	1,215,178
Travis Perkins PLC	30,027	1,023,964
Trinity Mirror PLC	89,234	894,486
Unilever PLC	356,938	9,612,340
United Business Media PLC	87,153	1,199,095
United Utilities PLC	260,551	3,863,893
Vodafone Group PLC	15,182,504	40,021,082
Whitbread PLC	61,740	1,868,790
William Hill PLC	95,050	1,169,498
Wolseley PLC	188,483	4,408,514
WPP Group plc	348,937	4,620,624
Xstrata PLC	175,773	7,876,986
Yell Group PLC	214,514	2,424,357
TOTAL UNITED KINGDOM		855,373,783
United States of America - 0.0%
Synthes, Inc.	14,318	1,681,801
TOTAL COMMON STOCKS (Cost $2,906,664,120)		3,570,796,150
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Henkel KGaA	16,855	2,410,941
Porsche AG (non-vtg.)	2,317	2,687,810
ProSiebenSat.1 Media AG	20,588	621,315
RWE AG (non-vtg.)	10,347	986,508
Volkswagen AG	30,365	2,106,969
TOTAL GERMANY		8,813,543
Italy - 0.2%
Banca Intesa Spa (Risp)	290,152	2,013,309
Telecom Italia Spa (Risp)	1,758,799	4,669,648
UNIPOL Assicurazioni Spa	307,293	947,304
TOTAL ITALY		7,630,261
United Kingdom - 0.0%
Rolls-Royce Group PLC Series B (a)	16,240,373	31,920
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $12,231,147)		16,475,724
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 4.83% to 4.95% 12/21/06 (e) (Cost $7,478,939)	$ 7,500,000	7,478,687
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 5.35% (b)	7,722,272	$ 7,722,272
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	41,087,825	41,087,825
TOTAL MONEY MARKET FUNDS (Cost $48,810,097)		48,810,097
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,975,184,303)	3,643,560,658
NET OTHER ASSETS - (0.5)%	(17,105,920)
NET ASSETS - 100%	$ 3,626,454,738
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
19 CAC 40 Index Contracts (France)	Dec. 2006	$ 1,341,646	$ (19,791)
6 DAX 100 Index Contracts (Germany)	Dec. 2006	1,255,342	66,086
133 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2006	7,034,177	308,793
88 FTSE 100 Index Contracts (United Kingdom)	Dec. 2006	10,483,348	247,492
4 Hang Seng 100 Index Contracts (Hong Kong)	Dec. 2006	488,462	(2,677)
2 IBEX 35 Index Contracts (Spain)	Dec. 2006	366,989	(7,363)
4 MIB 30 Index Contracts (Italy)	Dec. 2006	1,068,815	42,012
5 MSCI Index Contracts (Singapore)	Dec. 2006	223,810	(1,481)
87 Nikkei 225 Index Contracts (Japan)	Dec. 2006	7,055,700	238,215
52 OMX Index Contracts (Sweden)	Dec. 2006	812,292	(19,217)
22 Share Price Index 200 Contracts (Australia)	Dec. 2006	2,371,386	103,618
5 TOPIX 150 Index Contracts (Japan)	Dec. 2006	693,929	5,311
TOTAL EQUITY INDEX CONTRACTS		$ 33,195,896	$ 960,998

The face value of futures purchased as a percentage of net assets - 0.9%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
3,021,000 AUD	Jan. 2007	$ 2,380,324	$ 71,742
8,428,000 EUR	Jan. 2007	11,187,679	407,637
5,363,000 GBP	Jan. 2007	10,544,057	374,046
898,110,000 JPY	Jan. 2007	7,810,252	138,281
5,628,000 SEK	Jan. 2007	824,375	42,296
		$ 32,746,687	$ 1,034,002
(Payable Amount $31,712,685)
The value of contracts to buy as a percentage of net assets - 0.9%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $7,478,687.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,171,246
Fidelity Securities Lending Cash Central Fund	545,917
Total	$ 2,717,163
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $2,993,000,748. Net unrealized appreciation aggregated $650,559,910, of which $741,998,291 related to appreciated investment securities and $91,438,381 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Forward foreign currency contracts are valued using spot rates and forward points as reported by an independent pricing service. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Intermediate
Treasury Bond Index

November 30, 2006

1.841646.100

ITB-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.1%
	Principal Amount	Value
U.S. Treasury Obligations - 99.1%
U.S. Treasury Bonds:
7.25% 5/15/16	$ 98,166,000	$ 118,895,910
7.5% 11/15/16	29,383,000	36,400,483
9.125% 5/15/18	453,000	636,465
9.25% 2/15/16	11,794,000	16,004,364
11.25% 2/15/15	33,413,000	48,844,326
U.S. Treasury Notes:
2.625% 3/15/09	1,000	959
3.625% 6/30/07	971,000	963,376
3.625% 5/15/13	809,000	773,132
3.875% 2/15/13	872,000	846,249
4% 6/15/09	10,598,000	10,468,832
4% 11/15/12	14,073,000	13,768,995
4% 2/15/14	94,859,000	92,246,678
4% 2/15/15	2,561,000	2,482,070
4.125% 5/15/15	86,762,000	84,792,936
4.25% 8/15/13 (b)	49,889,000	49,360,875
4.25% 11/15/13	1,000	989
4.25% 8/15/14	12,059,000	11,902,137
4.25% 11/15/14	327,000	322,632
4.375% 8/15/12 (b)	61,151,000	61,060,252
4.5% 11/15/15	1,000	1,003
4.5% 2/15/16	1,358,000	1,361,819
4.75% 5/15/14	2,057,000	2,096,130
4.875% 4/30/08	13,826,000	13,853,002
4.875% 2/15/12	1,000	1,021
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $562,208,213)		567,084,635
Cash Equivalents - 21.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) #	$ 6,132,907	$ 6,132,000
5.33%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Treasury Obligations) # (a)	119,483,688	119,466,000
TOTAL CASH EQUIVALENTS (Cost $125,598,000)		125,598,000
TOTAL INVESTMENT PORTFOLIO - 121.0% (Cost $687,806,213)		692,682,635
NET OTHER ASSETS - (21.0)%		(120,149,760)
NET ASSETS - 100%		$ 572,532,875
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$6,132,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 222,609
BNP Paribas Securities Corp.	63,072
Banc of America Securities LLC	1,938,042
Bank of America, NA	371,014
Barclays Capital, Inc.	1,727,926
Citigroup Global Markets, Inc.	445,217
Countrywide Securities Corp.	510,787
Societe Generale, New York Branch	148,406
UBS Securities LLC	593,623
WestLB AG	111,304
$ 6,132,000
$119,466,000 due 12/01/06 at 5.33%
Countrywide Securities Corp.	$ 119,466,000
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $687,750,804. Net unrealized appreciation aggregated $4,931,831, of which $4,932,678 related to appreciated investment securities and $847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan® Long-Term
Treasury Bond Index Fund

November 30, 2006

LBX-QTLY-0107

1.841649.100

Showing Percentage of Net Assets

Investments November 30, 2006 (Unaudited)

U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount	Value
U.S. Treasury Obligations - 98.8%
U.S. Treasury Bonds:
4.5% 2/15/36	$ 737,000	$ 729,688
5.25% 2/15/29	370,000	400,612
5.375% 2/15/31	173,000	191,787
6% 2/15/26	981,000	1,144,857
6.125% 11/15/27	640,000	765,050
6.125% 8/15/29	568,000	685,239
6.25% 8/15/23	1,139,000	1,346,690
6.25% 5/15/30	799,000	983,519
6.375% 8/15/27	147,000	180,201
6.625% 2/15/27	3,000	3,764
6.75% 8/15/26	700,000	885,938
7.125% 2/15/23	629,000	803,695
7.25% 5/15/16	1,000	1,211
7.5% 11/15/16	1,000	1,239
7.875% 2/15/21	156,000	208,065
8% 11/15/21	719,000	976,885
8.125% 5/15/21	460,000	627,433
8.5% 2/15/20	662,000	914,801
8.75% 5/15/17	141,000	190,295
8.75% 8/15/20	666,000	942,494
8.875% 8/15/17	580,000	792,017
8.875% 2/15/19	435,000	608,150
9% 11/15/18	333,000	468,047
U.S. Treasury Notes 5.125% 5/15/16	11,000	11,552
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $13,356,209)		13,863,229
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $133,000)	$ 133,020	133,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $13,489,209)		13,996,229
NET OTHER ASSETS - 0.3%		39,125
NET ASSETS - 100%		$ 14,035,354
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$133,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 4,828
BNP Paribas Securities Corp.	1,368
Banc of America Securities LLC	42,035
Bank of America, NA	8,047
Barclays Capital, Inc.	37,478
Citigroup Global Markets, Inc.	9,657
Countrywide Securities Corp.	11,079
Societe Generale, New York Branch	3,219
UBS Securities LLC	12,875
WestLB AG	2,414
$ 133,000
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $13,489,530. Net unrealized appreciation aggregated $506,699, of which $507,205 related to appreciated investment securities and $506 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Short-Term Treasury
Bond Index Fund

November 30, 2006

STD-QTLY-0107

1.841647.100

Showing Percentage of Net Assets

Investments November 30, 2006 (Unaudited)

U.S. Government and Government Agency Obligations - 99.2%
	Principal Amount	Value
U.S. Treasury Obligations - 99.2%
U.S. Treasury Notes:
2.75% 8/15/07	$ 1,000	$ 985
3% 11/15/07	1,000	983
3% 2/15/09	20,357,000	19,694,604
3.25% 8/15/08	1,000	978
3.375% 2/28/07	1,559,000	1,552,605
3.5% 2/15/10	1,498,000	1,454,699
3.625% 6/30/07	1,000	992
3.625% 7/15/09	353,000	345,402
3.875% 5/15/09	6,000,000	5,908,596
3.875% 5/15/10	42,000	41,219
4% 3/15/10	1,681,000	1,657,098
4.125% 8/15/10	1,393,000	1,377,220
4.25% 10/15/10	4,547,000	4,515,030
4.25% 1/15/11	8,916,000	8,847,391
4.5% 2/15/09	4,341,000	4,334,219
4.625% 2/29/08	10,318,000	10,299,056
4.625% 8/31/11	6,457,000	6,505,428
4.625% 10/31/11	4,857,000	4,893,806
4.75% 11/15/08	1,000	1,003
4.75% 3/31/11	2,791,000	2,823,161
4.875% 4/30/08	32,320,000	32,383,119
4.875% 10/31/08	19,166,000	19,249,851
4.875% 4/30/11	2,234,000	2,271,873
4.875% 5/31/11	2,763,000	2,810,814
4.875% 7/31/11	1,791,000	1,822,762
5% 2/15/11	1,000	1,023
6% 8/15/09	3,131,000	3,246,944
6.5% 2/15/10	25,179,000	26,674,003
6.625% 5/15/07	1,639,000	1,650,716
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $163,199,865)		164,365,580
Cash Equivalents - 0.9%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 5.32%, dated 11/30/06 due 12/1/06 (Collateralized by U.S. Government Obligations) # (Cost $1,504,000)	$ 1,504,222	$ 1,504,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $164,703,865)		165,869,580
NET OTHER ASSETS - (0.1)%		(118,697)
NET ASSETS - 100%		$ 165,750,883
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,504,000 due 12/01/06 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 54,599
BNP Paribas Securities Corp.	15,470
Banc of America Securities LLC	475,344
Bank of America, NA	90,999
Barclays Capital, Inc.	423,810
Citigroup Global Markets, Inc.	109,199
Countrywide Securities Corp.	125,281
Societe Generale, New York Branch	36,400
UBS Securities LLC	145,598
WestLB AG	27,300
$ 1,504,000
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $164,433,299. Net unrealized appreciation aggregated $1,436,281, of which $1,436,555 related to appreciated investment securities and $274 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

November 30, 2006

1.810711.102

STI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.3%
Aftermarket Technology Corp. (a)	13,201	$ 256,363
American Axle & Manufacturing Holdings, Inc.	10,467	191,546
ArvinMeritor, Inc.	20,379	352,760
Bandag, Inc. (d)	4,924	217,542
BorgWarner, Inc.	17,869	1,032,828
Cooper Tire & Rubber Co.	21,555	285,173
Drew Industries, Inc. (a)(d)	9,018	250,159
Fuel Systems Solutions, Inc. (a)	1,791	34,029
GenTek, Inc. (a)	4,202	137,952
Gentex Corp. (d)	78,892	1,307,240
Goodyear Tire & Rubber Co. (a)(d)	70,202	1,182,904
Hayes Lemmerz International, Inc. (a)	12,653	29,735
Johnson Controls, Inc.	69,296	5,635,844
Lear Corp. (d)	29,957	927,169
LKQ Corp. (a)(d)	29,775	681,550
Modine Manufacturing Co.	7,165	176,259
Proliance International, Inc. (a)	1,414	5,274
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	18,321	32,245
Sauer-Danfoss, Inc.	8,867	274,434
Spartan Motors, Inc.	3,821	85,361
Standard Motor Products, Inc.	5,058	69,699
Stoneridge, Inc. (a)	3,821	27,664
Strattec Security Corp. (a)	781	33,880
Superior Industries International, Inc. (d)	4,538	89,535
Tenneco, Inc. (a)(d)	20,705	488,224
TRW Automotive Holdings Corp. (a)(d)	17,886	444,288
Visteon Corp. (a)	75,964	610,751
		14,860,408
Automobiles - 0.3%
Coachmen Industries, Inc.	3,894	42,678
Fleetwood Enterprises, Inc. (a)(d)	39,400	302,198
Ford Motor Co.	657,934	5,349,003
General Motors Corp. (d)	152,209	4,449,069
Harley-Davidson, Inc.	93,551	6,901,257
Monaco Coach Corp.	5,658	73,045
National R.V. Holdings, Inc. (a)	300	1,020
Thor Industries, Inc.	13,911	629,612
Winnebago Industries, Inc.	10,340	359,832
		18,107,714
Distributors - 0.1%
All American Semiconductor, Inc. (a)	3,800	12,122
Audiovox Corp. Class A (a)	4,180	57,893
Building Materials Holding Corp. (d)	17,924	441,647
Genuine Parts Co.	51,645	2,421,634
Handleman Co.	10,146	80,052
Keystone Automotive Industries, Inc. (a)	3,249	116,542
Source Interlink Companies, Inc. (a)(d)	5,135	45,804
		3,175,694

	Shares	Value
Diversified Consumer Services - 0.3%
Apollo Group, Inc. Class A (a)	50,565	$ 1,961,416
Bright Horizons Family Solutions, Inc. (a)(d)	13,407	492,841
Career Education Corp. (a)(d)	29,893	754,798
Coinstar, Inc. (a)(d)	25,148	820,831
Corinthian Colleges, Inc. (a)(d)	24,050	310,245
CPI Corp.	2,388	99,389
DeVry, Inc. (d)	17,607	461,656
Educate, Inc. (a)(d)	5,603	41,126
Escala Group, Inc. (a)(d)	14,382	68,890
EVCI Career Colleges, Inc. (a)(d)	2,100	1,113
H&R Block, Inc.	98,567	2,365,608
INVESTools, Inc. (a)(d)	23,100	297,297
ITT Educational Services, Inc. (a)(d)	14,207	974,174
Jackson Hewitt Tax Service, Inc.	14,841	536,947
Laureate Education, Inc. (a)(d)	14,882	773,418
Mace Security International, Inc. (a)	1,100	2,651
Matthews International Corp. Class A	10,351	415,593
Nobel Learning Communities, Inc.	1,000	10,440
Pre-Paid Legal Services, Inc. (d)	3,486	144,739
Princeton Review, Inc. (a)(d)	17,342	91,913
Regis Corp.	14,023	537,221
Service Corp. International	120,089	1,185,278
ServiceMaster Co.	99,485	1,288,331
Sotheby's Class A (ltd. vtg.)	24,404	758,720
Steiner Leisure Ltd. (a)	8,837	395,898
Stewart Enterprises, Inc. Class A	16,957	108,525
Strayer Education, Inc.	3,972	437,119
Universal Technical Institute, Inc. (a)	4,802	98,681
Vertrue, Inc. (a)(d)	2,866	109,796
Weight Watchers International, Inc. (d)	17,022	833,057
		16,377,711
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	14,058	240,392
Ambassadors Group, Inc.	12,856	364,082
American Real Estate Partners LP	3,572	287,010
Ameristar Casinos, Inc.	11,703	356,239
Applebee's International, Inc. (d)	30,870	702,293
Aztar Corp. (a)	10,651	574,408
Bally Technologies, Inc. (a)(d)	14,439	283,726
Bally Total Fitness Holding Corp. (a)(d)	7,478	17,648
BJ's Restaurants, Inc. (a)(d)	2,508	52,066
Bluegreen Corp. (a)	13,016	177,148
Bob Evans Farms, Inc.	23,966	814,125
Boyd Gaming Corp. (d)	19,624	831,076
Brinker International, Inc.	24,988	1,136,204
Buca, Inc. (a)	4,631	20,840
Burger King Holdings, Inc.	7,564	139,178
California Pizza Kitchen, Inc. (a)	4,446	139,427
Carnival Corp. unit	149,050	7,301,960
CBRL Group, Inc. (d)	9,381	402,351
CEC Entertainment, Inc. (a)	10,771	428,794
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Cedar Fair LP (depository unit)	8,065	$ 223,804
Champps Entertainment, Inc. (a)	1,600	10,400
Chipotle Mexican Grill, Inc.:
Class A (d)	9,747	564,839
Class B (a)(d)	330	17,870
Choice Hotels International, Inc.	13,552	617,971
Churchill Downs, Inc.	2,627	105,027
CKE Restaurants, Inc.	12,619	232,694
Darden Restaurants, Inc.	42,131	1,691,560
Denny's Corp. (a)	50,513	232,865
Domino's Pizza, Inc. (d)	9,673	265,621
Dover Downs Gaming & Entertainment, Inc.	1,755	23,447
Dover Motorsports, Inc.	11,625	61,496
Empire Resorts, Inc. (a)(d)	15,456	101,391
Gaylord Entertainment Co. (a)(d)	24,853	1,215,312
Great Wolf Resorts, Inc. (a)	13,290	171,441
Harrah's Entertainment, Inc.	64,516	5,077,409
Hilton Hotels Corp.	123,762	4,063,106
IHOP Corp. (d)	14,923	785,099
International Game Technology	130,618	5,718,456
International Speedway Corp. Class A	19,173	993,737
Interstate Hotels & Resorts, Inc. (a)	156	1,218
Isle of Capri Casinos, Inc. (a)(d)	7,404	204,498
Jack in the Box, Inc. (a)(d)	10,284	632,363
Krispy Kreme Doughnuts, Inc. (a)(d)	11,971	116,238
Landry's Seafood Restaurants, Inc.	4,778	134,979
Las Vegas Sands Corp. (a)(d)	38,512	3,526,159
Life Time Fitness, Inc. (a)	11,586	571,306
Littlefield Corp.	2,520	2,167
Lodgian, Inc. (a)	4,642	66,613
Lodgian, Inc.:
Class A warrants 11/25/07 (a)	2	0
Class B warrants 11/25/09 (a)	8	0
Lone Star Steakhouse & Saloon, Inc.	5,135	141,418
Marcus Corp.	3,279	83,451
Marriott International, Inc. Class A	120,553	5,442,968
McCormick & Schmick's Seafood Restaurants (a)	16,005	401,405
McDonald's Corp.	436,750	18,330,398
MGM Mirage, Inc. (a)(d)	40,671	2,186,880
Monarch Casino & Resort, Inc. (a)	5,587	131,630
Morgans Hotel Group Co.	24,428	357,626
MTR Gaming Group, Inc. (a)	6,687	74,226
Multimedia Games, Inc. (a)(d)	5,149	48,195
O'Charleys, Inc. (a)	4,598	92,420
Orient Express Hotels Ltd. Class A	21,356	914,250
OSI Restaurant Partners, Inc.	27,752	1,085,103
P.F. Chang's China Bistro, Inc. (a)(d)	10,054	362,949
Panera Bread Co. Class A (a)(d)	10,658	612,302
Papa John's International, Inc. (a)(d)	8,359	259,129

	Shares	Value
Penn National Gaming, Inc. (a)	27,630	$ 1,021,481
Pinnacle Entertainment, Inc. (a)(d)	17,069	554,913
Progressive Gaming International Corp. (a)(d)	38,803	310,424
Rare Hospitality International, Inc. (a)(d)	24,553	794,781
Red Robin Gourmet Burgers, Inc. (a)(d)	2,087	71,730
Royal Caribbean Cruises Ltd.	44,111	1,872,512
Rubio's Restaurants, Inc. (a)	5,755	56,859
Ruby Tuesday, Inc.	15,633	421,935
Ruth's Chris Steak House, Inc. (a)	25,925	491,279
Scientific Games Corp. Class A (a)	19,147	556,220
Shuffle Master, Inc. (a)(d)	8,895	276,990
Six Flags, Inc. (d)	14,808	80,111
Sonic Corp. (a)(d)	23,999	563,497
SPEEDUS Corp. (a)	6,200	8,370
Speedway Motorsports, Inc.	7,046	267,043
Starbucks Corp. (a)	278,626	9,832,712
Starwood Hotels & Resorts Worldwide, Inc.	75,207	4,826,033
Station Casinos, Inc.	14,761	1,004,338
Steak n Shake Co. (a)	14,127	243,267
Texas Roadhouse, Inc. Class A (a)(d)	11,703	160,799
The Cheesecake Factory, Inc. (a)(d)	21,506	595,716
Triarc Companies, Inc. Class B	38,611	723,570
Trump Entertainment Resorts, Inc. (a)(d)	19,908	424,439
Vail Resorts, Inc. (a)(d)	15,116	665,406
Wendy's International, Inc.	36,338	1,183,529
WMS Industries, Inc. (a)(d)	9,845	342,409
Wyndham Worldwide Corp. (a)	77,222	2,451,026
Wynn Resorts Ltd.	26,133	2,295,784
Yum! Brands, Inc.	96,631	5,912,851
		110,232,427
Household Durables - 0.8%
American Biltrite, Inc. (a)	400	4,024
American Greetings Corp. Class A	16,830	400,722
Applica, Inc. (a)(d)	3,821	21,550
Avatar Holdings, Inc. (a)(d)	1,964	140,151
Bassett Furniture Industries, Inc.	2,149	38,037
Beazer Homes USA, Inc.	9,927	453,267
Black & Decker Corp.	27,033	2,321,594
Blyth, Inc.	10,848	275,756
Brookfield Homes Corp.	6,161	224,877
California Coastal Communities, Inc.	6,643	137,444
Cavco Industries, Inc. (a)(d)	896	31,808
Centex Corp.	44,331	2,453,278
Champion Enterprises, Inc. (a)(d)	29,908	279,640
Cobra Electronics Corp.	1,200	12,276
Craftmade International, Inc.	2,030	37,474
CSS Industries, Inc.	1,858	57,338
D.R. Horton, Inc.	102,331	2,726,098
Dixie Group, Inc. (a)(d)	3,463	48,170
Dominion Homes, Inc. (a)(d)	300	1,749
Ethan Allen Interiors, Inc. (d)	8,572	304,135
Flexsteel Industries, Inc.	2,030	25,578
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Fortune Brands, Inc.	48,576	$ 3,929,798
Furniture Brands International, Inc. (d)	23,101	397,799
Garmin Ltd.	42,753	2,175,700
Harman International Industries, Inc.	23,076	2,396,212
Helen of Troy Ltd. (a)	5,242	123,868
Hovnanian Enterprises, Inc. Class A (d)	10,919	387,734
Interface, Inc. Class A (a)(d)	11,703	173,907
Jarden Corp. (a)(d)	22,219	821,659
KB Home	31,940	1,650,979
Kimball International, Inc. Class B	4,777	114,600
Koss Corp.	1,552	37,248
La-Z-Boy, Inc. (d)	24,674	290,660
Leggett & Platt, Inc.	56,026	1,332,298
Lennar Corp. Class A	48,797	2,561,843
Lenox Group, Inc. (a)	2,200	13,420
Levitt Corp. Class A (d)	2,687	33,480
Libbey, Inc.	2,019	23,562
Lifetime Brands, Inc.	300	6,030
M.D.C. Holdings, Inc.	12,004	685,789
M/I Homes, Inc. (d)	2,766	103,116
Meritage Homes Corp. (a)	7,048	342,251
MITY Enterprises, Inc. (a)	2,747	48,897
Mohawk Industries, Inc. (a)(d)	18,686	1,446,857
National Presto Industries, Inc.	1,194	73,443
Newell Rubbermaid, Inc.	94,821	2,701,450
NVR, Inc. (a)(d)	1,666	991,270
Orleans Homebuilders, Inc. (d)	3,981	56,968
Palm Harbor Homes, Inc. (a)(d)	5,872	80,564
Pulte Homes, Inc.	80,472	2,715,125
Rockford Corp. (a)(d)	2,500	4,250
Russ Berrie & Co., Inc. (a)	3,505	56,255
Ryland Group, Inc. (d)	13,281	700,573
Salton, Inc. (a)(d)	1,800	5,058
Sealy Corp., Inc. (d)	8,986	133,712
Skyline Corp.	1,539	64,469
Snap-On, Inc.	18,570	882,075
Standard Pacific Corp.	21,077	540,836
Stanley Furniture Co., Inc.	5,015	110,480
Syntax-Brillian Corp. (a)(d)	375	3,139
Tarragon Corp. (d)	4,607	57,541
Technical Olympic USA, Inc. (d)	6,176	57,560
Tempur-Pedic International, Inc. (a)(d)	32,304	680,968
The Rowe Companies (a)	1,000	240
The Stanley Works	26,119	1,332,591
Toll Brothers, Inc. (a)(d)	47,676	1,535,167
Tupperware Brands Corp.	17,293	367,130
Universal Electronics, Inc. (a)	4,060	85,260
Virco Manufacturing Co. (a)	3,120	18,658
WCI Communities, Inc. (a)	14,085	261,699

	Shares	Value
Whirlpool Corp.	21,881	$ 1,866,449
Yankee Candle Co., Inc.	14,179	482,937
		44,958,540
Internet & Catalog Retail - 0.3%
1-800 CONTACTS, Inc. (a)(d)	2,542	41,053
1-800-FLOWERS.com, Inc. Class A (a)	28,158	158,248
Amazon.com, Inc. (a)(d)	111,493	4,497,628
Audible, Inc. (a)(d)	1,300	10,348
Blair Corp.	121	3,697
Blue Nile, Inc. (a)(d)	13,187	441,896
Bluefly, Inc. (a)(d)	2,800	2,464
Coldwater Creek, Inc. (a)	20,231	508,810
dELiA*s, Inc. (a)(d)	3,463	32,102
Drugstore.com, Inc. (a)	8,721	29,390
Expedia, Inc. (a)(d)	92,570	1,681,997
FTD Group, Inc. (a)	5,971	104,612
GSI Commerce, Inc. (a)(d)	6,423	105,145
Hollywood Media Corp. (a)	1,200	5,016
IAC/InterActiveCorp	96,865	3,534,604
Liberty Media Holding Corp. - Interactive Series A (a)	248,250	5,650,170
Netflix, Inc. (a)(d)	18,742	550,640
NutriSystem, Inc. (a)(d)	9,269	640,024
Overstock.com, Inc. (a)(d)	2,976	42,825
PC Mall, Inc. (a)	500	4,710
PetMed Express, Inc. (a)	7,165	92,142
Priceline.com, Inc. (a)(d)	16,759	661,813
Stamps.com, Inc. (a)	4,851	75,724
Systemax, Inc. (a)(d)	7,631	103,095
ValueVision Media, Inc. Class A (a)	6,687	88,402
VistaPrint Ltd. (a)	12,385	412,544
		19,479,099
Leisure Equipment & Products - 0.2%
Adams Golf, Inc. (a)	400	556
Arctic Cat, Inc.	5,971	98,880
Brunswick Corp.	31,354	1,014,929
Callaway Golf Co.	38,089	562,575
Eastman Kodak Co.	103,795	2,700,746
Fairchild Corp. Class A (a)	9,076	20,875
Hasbro, Inc.	49,062	1,312,409
JAKKS Pacific, Inc. (a)	5,421	118,449
Johnson Outdoors, Inc. Class A (a)	2,747	49,995
K2, Inc. (a)	20,523	277,471
Leapfrog Enterprises, Inc. Class A (a)(d)	5,168	46,409
Marine Products Corp.	13,658	149,692
MarineMax, Inc. (a)(d)	3,071	82,487
Marvel Entertainment, Inc. (a)(d)	21,061	591,814
Mattel, Inc.	130,796	2,870,972
Meade Instruments Corp. (a)(d)	2,600	5,382
Nautilus, Inc. (d)	6,001	93,256
Oakley, Inc.	21,558	397,098
Polaris Industries, Inc. (d)	12,951	583,054
Pool Corp. (d)	17,700	725,169
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
RC2 Corp. (a)	3,608	$ 154,675
Smith & Wesson Holding Corp. (a)(d)	23,199	302,747
Steinway Musical Instruments, Inc. (a)	5,374	156,921
Sturm Ruger & Co., Inc. (a)	42,290	441,508
		12,758,069
Media - 3.4%
4Kids Entertainment, Inc. (a)	12,821	229,881
ACME Communications, Inc. (a)	6,009	31,728
ADVO, Inc. (d)	13,914	412,689
Alloy, Inc. (a)	1,732	20,940
Arbitron, Inc.	8,696	383,581
Ballantyne of Omaha, Inc. (a)	100	459
Belo Corp. Series A (d)	26,360	479,752
Cablevision Systems Corp. - NY Group Class A (d)	82,193	2,282,500
Carmike Cinemas, Inc. (d)	1,784	35,163
Catalina Marketing Corp.	16,828	411,781
CBS Corp. Class B	232,664	6,921,754
Charter Communications, Inc. Class A (a)(d)	192,995	569,335
Citadel Broadcasting Corp.	17,473	166,168
CKX, Inc. (a)	11,594	141,679
Clear Channel Communications, Inc.	176,780	6,215,585
Clear Channel Outdoor Holding, Inc. Class A (d)	9,793	252,170
Comcast Corp. Class A	703,777	28,474,817
Courier Corp.	2,999	115,102
Cox Radio, Inc. Class A (a)	6,897	109,662
Crown Media Holdings, Inc. Class A (a)(d)	9,666	31,221
Cumulus Media, Inc. Class A (a)(d)	14,350	145,653
Discovery Holding Co. Class A (a)	106,842	1,638,956
Dow Jones & Co., Inc.	17,186	620,243
DreamWorks Animation SKG, Inc. Class A (a)(d)	11,167	326,411
E.W. Scripps Co. Class A	25,077	1,225,262
EchoStar Communications Corp. Class A (a)(d)	75,599	2,722,320
EMAK Worldwide, Inc. (a)	2,676	16,324
Emmis Communications Corp. Class A	9,275	78,374
Entercom Communications Corp. Class A	17,572	473,565
Entravision Communication Corp. Class A (a)(d)	10,509	75,244
Fisher Communications, Inc. (a)	3,105	140,594
Gannett Co., Inc.	91,235	5,430,307
GateHouse Media, Inc.	4,884	102,222
Gemstar-TV Guide International, Inc. (a)	157,934	488,016
Getty Images, Inc. (a)(d)	15,178	663,127
Gray Television, Inc. (d)	8,695	54,605
Harris Interactive, Inc. (a)	6,269	30,029
Harte-Hanks, Inc.	18,646	482,931
Hearst-Argyle Television, Inc.	8,723	220,866

	Shares	Value
Idearc, Inc. (a)	51,141	$ 1,408,423
Image Entertainment, Inc. (a)	700	2,450
Insignia Systems, Inc. (a)	2,664	7,592
Interactive Data Corp.	21,445	501,384
Interpublic Group of Companies, Inc. (d)	168,170	2,012,995
ION Media Networks, Inc.	8,600	5,848
John Wiley & Sons, Inc. Class A	15,315	609,231
Journal Communications, Inc. Class A	22,879	270,887
Journal Register Co.	7,046	54,818
Lamar Advertising Co. Class A (a)(d)	28,370	1,712,130
Lee Enterprises, Inc.	27,681	799,981
Liberty Global, Inc. Class A (a)(d)	167,586	4,519,794
Liberty Media Holding Corp. - Capital Series A (a)	46,676	4,103,754
LIN TV Corp. Class A (a)	41,885	379,059
Live Nation, Inc. (a)(d)	17,811	381,868
LodgeNet Entertainment Corp. (a)	3,536	83,626
Martha Stewart Living Omnimedia, Inc. Class A (d)	3,918	81,299
McGraw-Hill Companies, Inc.	136,920	9,125,718
Media General, Inc. Class A	10,393	384,021
Mediacom Communications Corp. Class A (a)	16,061	129,933
Meredith Corp.	13,869	750,313
Morningstar, Inc. (a)(d)	7,506	336,269
Navarre Corp. (a)(d)	6,926	33,176
New Frontier Media, Inc. (a)	5,971	53,560
News Corp. Class A	838,025	17,263,315
NTL, Inc. (d)	92,714	2,233,480
Omnicom Group, Inc.	60,762	6,207,446
Penton Media, Inc. (a)	7,900	5,767
Playboy Enterprises, Inc. Class B (non-vtg.) (a)(d)	4,445	51,606
PRIMEDIA, Inc. (a)(d)	37,992	59,268
ProQuest Co. (a)(d)	5,015	69,458
R.H. Donnelley Corp.	24,440	1,515,280
Radio One, Inc. Class A (a)	27,442	180,294
RCN Corp. (a)(d)	8,956	269,217
Regal Entertainment Group Class A	33,163	690,122
Regent Communication, Inc. (a)	7,397	23,079
Rentrak Corp. (a)	600	8,844
Saga Communications, Inc. Class A (a)	932	8,323
Salem Communications Corp. Class A	2,015	24,905
Scholastic Corp. (a)(d)	9,750	324,870
Sinclair Broadcast Group, Inc. Class A	8,598	85,550
Sirius Satellite Radio, Inc. (a)(d)	473,431	2,016,816
Spanish Broadcasting System, Inc. Class A	8,120	34,348
Sun-Times Media Group, Inc. Class A	20,659	100,609
The DIRECTV Group, Inc. (a)(d)	289,504	6,586,216
The McClatchy Co. Class A	15,751	656,344
The New York Times Co. Class A	50,531	1,219,818
The Reader's Digest Association, Inc. (non-vtg.) (d)	32,714	547,960
The Walt Disney Co.	731,386	24,172,307
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
theglobe.com, Inc. (a)(d)	6,400	$ 493
Time Warner, Inc.	1,425,871	28,717,042
TiVo, Inc. (a)(d)	56,834	323,954
Tribune Co.	50,137	1,594,357
Triple Crown Media, Inc. (a)	728	5,023
Univision Communications, Inc. Class A (a)(d)	77,102	2,744,060
Valassis Communications, Inc. (a)(d)	13,446	207,875
Viacom, Inc. Class B (non-vtg.) (a)	216,972	8,138,620
Warner Music Group Corp.	28,685	729,173
Washington Post Co. Class B	1,858	1,365,444
Westwood One, Inc. (d)	18,617	122,686
World Wrestling Entertainment, Inc. Class A	7,730	123,216
XM Satellite Radio Holdings, Inc. Class A (a)(d)	95,887	1,384,608
Young Broadcasting, Inc. Class A (a)	3,209	7,028
		199,787,966
Multiline Retail - 0.9%
99 Cents Only Stores (a)(d)	14,698	162,413
Big Lots, Inc. (a)(d)	38,709	863,598
Conn's, Inc. (a)(d)	7,047	150,524
Dillard's, Inc. Class A	23,597	839,345
Dollar General Corp. (d)	108,673	1,688,778
Dollar Tree Stores, Inc. (a)	36,651	1,099,897
Family Dollar Stores, Inc.	49,870	1,390,874
Federated Department Stores, Inc.	199,695	8,405,163
Fred's, Inc. Class A	15,389	181,436
JCPenney Co., Inc.	74,309	5,747,058
Kohl's Corp. (a)	109,540	7,623,984
Nordstrom, Inc.	75,089	3,680,863
Retail Ventures, Inc. (a)(d)	12,266	233,422
Saks, Inc.	32,913	675,375
Sears Holdings Corp. (a)	34,971	5,994,729
Target Corp.	283,226	16,452,598
Tuesday Morning Corp. (d)	10,850	190,960
		55,381,017
Specialty Retail - 2.2%
A.C. Moore Arts & Crafts, Inc. (a)(d)	3,702	78,890
Aaron Rents, Inc.	19,496	520,933
Abercrombie & Fitch Co. Class A	28,613	1,929,661
Advance Auto Parts, Inc. (d)	41,776	1,487,226
Aeropostale, Inc. (a)	14,488	438,117
America's Car Mart, Inc. (a)(d)	3,150	35,627
American Eagle Outfitters, Inc.	41,812	1,889,066
AnnTaylor Stores Corp. (a)	22,053	760,829
Asbury Automotive Group, Inc.	3,702	87,145
AutoNation, Inc. (a)	52,500	1,082,025
AutoZone, Inc. (a)	17,264	1,961,363
Barnes & Noble, Inc.	21,341	854,067
bebe Stores, Inc.	8,695	173,117

	Shares	Value
Bed Bath & Beyond, Inc. (a)	102,258	$ 3,962,498
Best Buy Co., Inc.	142,021	7,806,894
Big 5 Sporting Goods Corp.	8,888	217,489
Blockbuster, Inc. Class A (d)	111,889	588,536
Books-A-Million, Inc.	5,135	107,732
Borders Group, Inc. (d)	18,634	426,719
Build-A-Bear Workshop, Inc. (a)(d)	4,710	144,032
Cabela's, Inc. Class A (a)	22,572	546,694
Cache, Inc. (a)(d)	3,350	82,276
CarMax, Inc. (a)(d)	36,329	1,676,220
Casual Male Retail Group, Inc. (a)(d)	8,101	113,819
Charlotte Russe Holding, Inc. (a)	4,919	148,406
Charming Shoppes, Inc. (a)(d)	38,067	515,047
Chico's FAS, Inc. (a)(d)	58,274	1,384,008
Christopher & Banks Corp. (d)	21,140	397,221
Circuit City Stores, Inc.	59,511	1,485,395
Claire's Stores, Inc.	32,809	1,046,935
Cost Plus, Inc. (a)(d)	4,090	44,049
CSK Auto Corp. (a)(d)	8,455	140,776
Deb Shops, Inc.	2,378	60,116
Dick's Sporting Goods, Inc. (a)(d)	13,068	700,968
Dress Barn, Inc. (a)(d)	15,692	380,060
DSW, Inc. Class A (a)(d)	18,311	701,311
E Com Ventures, Inc. (a)(d)	325	6,724
Emerging Vision, Inc. (a)	3,800	684
Finish Line, Inc. Class A	30,445	424,403
Finlay Enterprises, Inc. (a)	2,985	24,119
Foot Locker, Inc.	51,252	1,173,671
Gamestop Corp. Class A (a)(d)	21,601	1,210,736
Gap, Inc.	224,718	4,206,721
Genesco, Inc. (d)	4,587	175,774
Group 1 Automotive, Inc.	9,792	499,294
Guess?, Inc. (a)(d)	10,132	629,805
Guitar Center, Inc. (a)(d)	8,879	389,966
Gymboree Corp. (a)	15,021	597,836
Hancock Fabrics, Inc. (d)	1,100	3,509
Haverty Furniture Companies, Inc.	4,389	61,183
Hibbett Sporting Goods, Inc. (a)	11,507	362,701
Home Depot, Inc.	766,818	29,116,079
Hot Topic, Inc. (a)(d)	8,301	110,818
J. Crew Group, Inc.	12,029	473,341
Jo-Ann Stores, Inc. (a)(d)	3,296	65,030
Jos. A. Bank Clothiers, Inc. (a)(d)	3,370	101,066
Kirkland's, Inc. (a)	2,250	10,373
Limited Brands, Inc.	120,020	3,803,434
Lithia Motors, Inc. Class A (sub. vtg.) (d)	2,182	56,427
Lowe's Companies, Inc.	577,743	17,424,729
Midas, Inc. (a)	1,672	36,767
Monro Muffler Brake, Inc.	1,970	73,481
Mothers Work, Inc. (a)	1,194	48,978
Movie Gallery, Inc. (a)(d)	5,200	14,768
New York & Co., Inc. (a)	697	9,033
O'Reilly Automotive, Inc. (a)(d)	39,422	1,248,495
Office Depot, Inc. (a)	105,965	4,011,835
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc.	23,373	$ 1,100,167
Pacific Sunwear of California, Inc. (a)(d)	22,610	444,965
Payless ShoeSource, Inc. (a)	24,320	758,541
PETsMART, Inc.	48,691	1,440,280
Pier 1 Imports, Inc. (d)	19,479	129,535
Pomeroy IT Solutions, Inc. (a)	3,416	25,278
RadioShack Corp.	42,793	750,161
Rent-A-Center, Inc. (a)(d)	23,294	636,858
Restoration Hardware, Inc. (a)(d)	5,982	51,086
Rex Stores Corp. (a)	3,513	59,018
Ross Stores, Inc.	46,529	1,441,934
Sally Beauty Holdings, Inc. (a)	26,732	247,538
Select Comfort Corp. (a)(d)	29,583	512,082
Sharper Image Corp. (a)(d)	2,369	22,956
Sherwin-Williams Co.	40,875	2,556,731
Shoe Carnival, Inc. (a)	3,092	83,360
Sonic Automotive, Inc. Class A (sub. vtg.)	14,398	410,919
Sport Chalet:
Class A (a)	175	1,671
Class B (a)	25	240
Stage Stores, Inc. (d)	5,553	183,471
Staples, Inc.	259,113	6,599,608
Stein Mart, Inc.	10,292	161,584
Talbots, Inc.	11,749	292,785
The Bombay Company, Inc. (a)	3,834	5,368
The Buckle, Inc.	2,336	109,769
The Cato Corp. Class A (sub. vtg.)	6,531	155,046
The Children's Place Retail Stores, Inc. (a)(d)	8,631	556,872
The Men's Wearhouse, Inc. (d)	14,230	545,009
The Pep Boys - Manny, Moe & Jack (d)	13,830	186,705
Tiffany & Co., Inc.	56,306	2,163,840
TJX Companies, Inc.	163,592	4,485,693
Tractor Supply Co. (a)(d)	10,819	514,984
Trans World Entertainment Corp. (a)	3,463	23,479
Tween Brands, Inc. (a)(d)	8,576	359,506
Tweeter Home Entertainment Group, Inc. (a)	4,886	12,362
United Auto Group, Inc. (d)	11,641	273,214
Urban Outfitters, Inc. (a)	35,531	791,631
West Marine, Inc. (a)(d)	3,821	66,103
Wet Seal, Inc. Class A (a)(d)	63,290	459,485
Williams-Sonoma, Inc.	33,184	1,052,596
Wilsons Leather Experts, Inc. (a)	3,977	9,068
Zale Corp. (a)	13,570	417,549
Zumiez, Inc. (a)(d)	15,094	463,537
		130,909,631
Textiles, Apparel & Luxury Goods - 0.5%
Ashworth, Inc. (a)	400	2,800
Brown Shoe Co., Inc.	12,718	603,342
Carter's, Inc. (a)	18,779	517,549

	Shares	Value
Cherokee, Inc.	2,207	$ 93,466
Coach, Inc. (a)	151,963	6,566,321
Columbia Sportswear Co.	3,053	179,669
Crocs, Inc. (d)	15,850	680,758
Deckers Outdoor Corp. (a)	6,699	373,804
Everlast Worldwide, Inc. (a)(d)	1,194	18,567
Fossil, Inc. (a)(d)	14,657	308,090
Hanesbrands, Inc. (a)	32,606	795,260
Iconix Brand Group, Inc. (a)(d)	7,643	137,498
Jones Apparel Group, Inc.	41,640	1,399,104
K-Swiss, Inc. Class A	5,761	191,323
Kellwood Co. (d)	9,900	309,375
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	4,067	97,201
Liz Claiborne, Inc.	35,761	1,528,783
Maidenform Brands, Inc. (a)	15,782	301,752
Movado Group, Inc.	10,191	254,877
NIKE, Inc. Class B	58,090	5,748,006
Oxford Industries, Inc. (d)	3,165	160,845
Perry Ellis International, Inc. (a)	1,949	73,965
Phillips-Van Heusen Corp.	19,739	973,725
Polo Ralph Lauren Corp. Class A	18,840	1,473,288
Polymer Group, Inc.:
Class A warrants 3/4/10 (a)	6	0
Class B warrants 3/4/10 (a)	6	0
Quaker Fabric Corp. (a)(d)	3,800	3,496
Quiksilver, Inc. (a)(d)	56,019	815,076
Samsonite Corp. (a)(d)	1,446	1,699
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,139	122,101
Steven Madden Ltd.	4,894	179,952
Stride Rite Corp.	8,596	134,355
Superior Uniform Group, Inc.	1,000	13,250
Tarrant Apparel Group (a)	2,700	3,645
Timberland Co. Class A (a)(d)	15,087	471,469
Under Armour, Inc. Class A (sub. vtg.) (d)	13,990	656,411
Unifi, Inc. (a)	7,247	15,726
Unifirst Corp.	6,314	262,031
VF Corp.	29,641	2,323,558
Volcom, Inc. (a)(d)	13,377	433,549
Warnaco Group, Inc. (a)	15,983	414,279
Wolverine World Wide, Inc.	20,227	587,797
		29,227,762
TOTAL CONSUMER DISCRETIONARY		655,256,038
CONSUMER STAPLES - 7.8%
Beverages - 1.6%
Anheuser-Busch Companies, Inc.	267,058	12,687,926
Boston Beer Co., Inc. Class A (a)(d)	10,271	370,372
Brown-Forman Corp. Class B (non-vtg.)	24,110	1,674,440
Coca-Cola Bottling Co. Consolidated	1,100	69,443
Coca-Cola Enterprises, Inc.	93,674	1,915,633
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Constellation Brands, Inc. Class A (sub. vtg.)	70,495	$ 1,972,450
Hansen Natural Corp. (a)(d)	23,766	668,538
Molson Coors Brewing Co. Class B	22,048	1,567,172
National Beverage Corp. (d)	7,459	94,282
Pepsi Bottling Group, Inc.	51,819	1,622,971
PepsiAmericas, Inc.	21,668	451,561
PepsiCo, Inc.	591,115	36,631,397
The Coca-Cola Co.	766,600	35,899,878
		95,626,063
Food & Staples Retailing - 1.8%
Andersons, Inc.	16,319	672,343
Arden Group, Inc. Class A	100	12,999
BJ's Wholesale Club, Inc. (a)	23,262	751,363
Casey's General Stores, Inc.	17,554	436,919
Central European Distribution Corp. (a)(d)	8,298	237,738
Costco Wholesale Corp.	173,954	9,090,836
CVS Corp.	306,172	8,808,568
Ingles Markets, Inc. Class A	17,056	507,757
Kroger Co.	227,423	4,880,498
Longs Drug Stores Corp.	13,376	549,620
Nash-Finch Co. (d)	2,706	71,574
Pathmark Stores, Inc. (a)	8,137	91,867
Performance Food Group Co. (a)(d)	12,773	345,637
Pricesmart, Inc. (a)	400	6,892
Rite Aid Corp. (d)	207,001	983,255
Ruddick Corp.	23,792	663,321
Safeway, Inc.	155,772	4,799,335
Smart & Final, Inc. (a)	2,557	46,179
Spartan Stores, Inc.	19,591	411,999
SUPERVALU, Inc.	75,300	2,579,778
Sysco Corp.	208,136	7,461,676
The Great Atlantic & Pacific Tea Co. (d)	5,473	143,940
The Pantry, Inc. (a)(d)	9,194	450,690
Topps Co., Inc.	11,607	101,909
United Natural Foods, Inc. (a)	18,561	657,802
Wal-Mart Stores, Inc.	934,790	43,093,819
Walgreen Co.	357,594	14,478,981
Weis Markets, Inc.	5,971	241,348
Whole Foods Market, Inc.	49,879	2,434,095
Wild Oats Markets, Inc. (a)(d)	14,419	218,304
		105,231,042
Food Products - 1.2%
Alico, Inc.	200	11,398
American Italian Pasta Co. Class A (a)(d)	3,105	26,175
Archer-Daniels-Midland Co.	211,446	7,421,755
Bridgford Foods Corp. (a)	400	2,652
Bunge Ltd. (d)	39,229	2,765,645
Campbell Soup Co.	88,606	3,373,230

	Shares	Value
Chiquita Brands International, Inc. (d)	7,866	$ 112,484
ConAgra Foods, Inc.	220,596	5,669,317
Corn Products International, Inc.	27,466	997,565
Darling International, Inc. (a)	19,484	88,847
Dean Foods Co. (a)	42,999	1,841,217
Del Monte Foods Co.	73,948	834,873
Delta & Pine Land Co.	15,692	636,311
Diamond Foods, Inc.	8,240	143,376
Farmer Brothers Co.	3,606	75,762
Flowers Foods, Inc.	17,414	463,909
Fresh Del Monte Produce, Inc.	7,652	114,933
General Mills, Inc.	141,468	7,915,135
Gold Kist, Inc. (a)	12,658	250,755
Green Mountain Coffee Roasters, Inc. (a)	2,269	111,635
H.J. Heinz Co.	110,217	4,899,146
Hain Celestial Group, Inc. (a)(d)	26,171	786,177
Hershey Co.	56,748	3,005,942
Hines Horticulture, Inc. (a)(d)	800	1,080
Hormel Foods Corp.	25,711	973,933
J&J Snack Foods Corp.	1,273	48,730
John B. Sanfilippo & Son, Inc. (a)(d)	2,965	32,437
Kellogg Co.	82,209	4,092,364
Kraft Foods, Inc. Class A (d)	89,479	3,136,239
Lancaster Colony Corp.	10,046	429,366
Lance, Inc.	6,285	120,169
Maui Land & Pineapple, Inc. (a)	300	9,540
McCormick & Co., Inc. (non-vtg.)	36,353	1,407,588
Omega Protein Corp. (a)	7,368	52,976
Peet's Coffee & Tea, Inc. (a)(d)	2,191	55,761
Pilgrims Pride Corp. Class B (d)	11,063	282,328
Premium Standard Farms, Inc.	20,702	393,131
Ralcorp Holdings, Inc. (a)(d)	10,622	538,004
Reddy Ice Holdings, Inc. (d)	28,255	699,876
Sanderson Farms, Inc. (d)	4,078	112,757
Sara Lee Corp.	260,854	4,324,959
Seaboard Corp.	119	199,682
Seneca Foods Group Class A (a)	2,582	64,421
Smithfield Foods, Inc. (a)(d)	35,970	948,889
Tasty Baking Co.	200	1,848
The J.M. Smucker Co.	24,247	1,165,796
Tootsie Roll Industries, Inc. (d)	20,370	661,007
TreeHouse Foods, Inc. (a)	7,645	245,405
Tyson Foods, Inc. Class A	90,683	1,440,953
Wm. Wrigley Jr. Co.	77,571	4,067,823
Zapata Corp. (a)	880	5,298
		67,060,599
Household Products - 1.7%
Central Garden & Pet Co. Class A (a)	5,039	263,036
Church & Dwight Co., Inc.	25,388	1,064,011
Clorox Co.	50,500	3,232,000
Colgate-Palmolive Co.	199,622	12,985,411
Energizer Holdings, Inc. (a)(d)	19,893	1,314,728
Kimberly-Clark Corp.	178,962	11,895,604
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Oil-Dri Corp. of America	750	$ 13,463
Procter & Gamble Co.	1,132,953	71,138,119
Spectrum Brands, Inc. (a)(d)	7,046	62,287
WD-40 Co.	3,282	106,665
		102,075,324
Personal Products - 0.2%
Alberto-Culver Co.	26,732	536,511
Avon Products, Inc.	161,593	5,274,396
Bare Escentuals, Inc.	3,747	111,998
Chattem, Inc. (a)	3,821	186,236
Elizabeth Arden, Inc. (a)	5,436	100,022
Estee Lauder Companies, Inc. Class A	43,840	1,810,154
Herbalife Ltd. (a)	12,914	503,129
Inter Parfums, Inc.	5,138	103,582
Mannatech, Inc.	6,969	103,977
NBTY, Inc. (a)	24,812	901,916
Nu Skin Enterprises, Inc. Class A	17,056	327,134
Playtex Products, Inc. (a)(d)	45,581	677,334
Prestige Brands Holdings, Inc. (a)	5,543	66,405
Revlon, Inc. Class A (sub. vtg.) (a)(d)	120,573	196,534
USANA Health Sciences, Inc. (a)(d)	2,496	120,756
		11,020,084
Tobacco - 1.3%
Alliance One International, Inc. (a)	16,660	107,957
Altria Group, Inc.	755,791	63,645,160
Loews Corp. - Carolina Group	35,833	2,234,904
Reynolds American, Inc.	59,568	3,826,648
Star Scientific, Inc. (a)(d)	17,410	63,895
Universal Corp. (d)	6,267	291,854
UST, Inc.	58,413	3,269,960
Vector Group Ltd. (d)	10,468	186,854
		73,627,232
TOTAL CONSUMER STAPLES		454,640,344
ENERGY - 9.8%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	7,643	378,864
Baker Hughes, Inc.	130,667	9,594,878
Basic Energy Services, Inc. (a)	6,865	173,479
BJ Services Co.	105,282	3,555,373
Bristow Group, Inc. (a)(d)	5,015	178,384
Cameron International Corp. (a)(d)	40,915	2,222,503
Carbo Ceramics, Inc. (d)	11,939	464,546
Complete Production Services, Inc.	9,553	210,262
Dawson Geophysical Co. (a)	3,936	142,837
Diamond Offshore Drilling, Inc. (d)	22,862	1,774,548
Dresser-Rand Group, Inc. (a)	21,967	531,821
Dril-Quip, Inc. (a)	7,709	326,322
ENSCO International, Inc.	52,158	2,704,914

	Shares	Value
FMC Technologies, Inc. (a)	21,795	$ 1,307,918
Global Industries Ltd. (a)	39,042	557,520
GlobalSantaFe Corp.	91,516	5,490,960
Grant Prideco, Inc. (a)	41,864	1,834,480
Grey Wolf, Inc. (a)(d)	77,719	550,251
Gulf Island Fabrication, Inc.	12,498	470,300
Gulfmark Offshore, Inc. (a)(d)	4,538	182,745
Halliburton Co.	363,767	12,273,499
Hanover Compressor Co. (a)(d)	50,018	987,856
Helmerich & Payne, Inc.	29,575	785,808
Hercules Offshore, Inc. (a)	14,339	488,530
Horizon Offshore, Inc. (a)(d)	8,185	135,871
Hornbeck Offshore Services, Inc. (a)(d)	5,719	215,835
Hydril Co. (a)(d)	5,015	379,435
Input/Output, Inc. (a)(d)	15,171	164,605
Lone Star Technologies, Inc. (a)(d)	8,390	440,139
Lufkin Industries, Inc.	8,237	481,865
Matrix Service Co. (a)	7,713	123,254
Metretek Technologies, Inc. (a)(d)	3,463	49,313
Mitcham Industries, Inc. (a)	1,791	22,388
Nabors Industries Ltd. (a)	110,337	3,724,977
NATCO Group, Inc. Class A (a)(d)	17,884	616,461
National Oilwell Varco, Inc. (a)	61,972	4,121,758
Natural Gas Services Group, Inc. (a)	22,504	352,638
Newpark Resources, Inc. (a)(d)	28,559	175,638
Noble Corp.	47,585	3,675,941
NS Group, Inc. (a)(d)	9,645	638,017
Oceaneering International, Inc. (a)	22,321	973,419
Oil States International, Inc. (a)(d)	12,791	445,255
Parker Drilling Co. (a)(d)	58,520	563,548
Patterson-UTI Energy, Inc.	56,724	1,571,822
PHI, Inc. (non-vtg.) (a)	17,859	604,706
Pioneer Drilling Co. (a)	14,330	207,498
Pride International, Inc. (a)	62,674	2,023,743
Rowan Companies, Inc.	33,202	1,195,936
RPC, Inc.	13,273	298,643
Schlumberger Ltd. (NY Shares)	420,177	28,773,721
SEACOR Holdings, Inc. (a)(d)	8,153	767,768
Smith International, Inc.	69,437	2,941,351
Superior Energy Services, Inc. (a)	29,932	974,885
T-3 Energy Services, Inc. (a)	10	218
TETRA Technologies, Inc. (a)(d)	38,187	986,752
Tidewater, Inc.	19,041	1,053,539
TODCO Class A (a)(d)	19,032	761,470
Transocean, Inc. (a)	111,243	8,671,392
Trico Marine Services, Inc. (a)(d)	3,463	125,880
Union Drilling, Inc. (d)	1,488	20,743
Unit Corp. (a)	13,877	708,143
Universal Compression Holdings, Inc. (a)(d)	9,553	601,361
Veritas DGC, Inc. (a)	9,553	746,758
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
W-H Energy Services, Inc. (a)(d)	11,825	$ 564,644
Weatherford International Ltd. (a)	115,424	5,183,692
		123,273,620
Oil, Gas & Consumable Fuels - 7.7%
Alliance Resource Partners LP	3,673	125,764
Alon USA Energy, Inc.	5,971	185,937
Alpha Natural Resources, Inc. (a)	14,665	230,974
Anadarko Petroleum Corp.	168,514	8,317,851
Apache Corp.	117,326	8,204,607
Arch Coal, Inc.	49,942	1,792,918
Arena Resources, Inc. (a)(d)	6,105	266,789
Arlington Tankers Ltd.	16,838	385,590
Atlas America, Inc. (a)(d)	13,162	639,673
Atlas Pipeline Partners, LP	5,971	285,772
ATP Oil & Gas Corp. (a)(d)	6,016	272,224
Aventine Renewable Energy Holdings, Inc. (d)	13,661	348,492
Berry Petroleum Co. Class A (d)	18,408	602,862
Bill Barrett Corp. (a)(d)	17,460	549,990
Boardwalk Pipeline Partners, LP	9,553	285,157
Bois d'Arc Energy LLC (a)(d)	32,235	489,972
BP Prudhoe Bay Royalty Trust (d)	5,544	422,619
Brigham Exploration Co. (a)	22,535	194,026
Buckeye Partners LP	11,934	547,651
Cabot Oil & Gas Corp.	17,834	1,108,026
Callon Petroleum Co. (a)	3,618	58,358
Carrizo Oil & Gas, Inc. (a)(d)	19,490	649,017
Cheniere Energy, Inc. (a)(d)	23,057	709,233
Chesapeake Energy Corp.	138,713	4,720,403
Chevron Corp.	785,909	56,836,939
Cimarex Energy Co.	26,213	985,871
Clayton Williams Energy, Inc. (a)	2,603	102,792
CNX Gas Corp. (a)	20,396	567,009
Comstock Resources, Inc. (a)(d)	16,311	497,812
ConocoPhillips	545,957	36,742,906
CONSOL Energy, Inc.	68,301	2,507,330
Copano Energy LLC (d)	8,390	495,933
Cross Timbers Royalty Trust	3,187	171,301
Crosstex Energy LP	5,971	224,211
Crosstex Energy, Inc. (d)	5,593	542,857
Delek US Holdings, Inc.	37,077	631,792
Delta Petroleum Corp. (a)(d)	17,251	521,325
Denbury Resources, Inc. (a)	33,446	981,640
Devon Energy Corp.	163,186	11,972,957
Dorchester Minerals LP	5,580	138,551
Edge Petroleum Corp. (a)	12,945	256,958
El Paso Corp.	250,004	3,650,058
Enbridge Energy Management LLC	2,514	123,940
Enbridge Energy Partners LP	9,553	478,223
Encore Acquisition Co. (a)	23,459	637,146
Energy Partners Ltd. (a)	6,945	168,764

	Shares	Value
Energy Transfer Partners LP	24,127	$ 1,317,334
Enterprise Products Partners LP	84,337	2,385,050
EOG Resources, Inc.	86,933	6,131,384
Evergreen Energy, Inc. (a)(d)	25,886	227,538
EXCO Resources, Inc. (d)	46,496	682,561
Exxon Mobil Corp.	2,152,028	165,297,190
Ferrellgas Partners LP	9,553	224,018
Forest Oil Corp. (a)(d)	17,739	630,444
Foundation Coal Holdings, Inc.	14,184	526,368
Frontier Oil Corp.	50,346	1,592,947
FX Energy, Inc. (a)(d)	15,412	107,884
Gasco Energy, Inc. (a)(d)	11,942	31,766
General Maritime Corp.	12,896	454,197
Giant Industries, Inc. (a)(d)	11,850	913,517
Goodrich Petroleum Corp. (d)	16,672	732,901
GSV, Inc. (a)	980	118
Harken Energy Corp. (a)(d)	1,536	876
Harvest Natural Resources, Inc. (a)(d)	18,697	191,644
Helix Energy Solutions Group, Inc. (a)(d)	26,073	958,965
Hess Corp.	90,204	4,534,555
Holly Corp.	23,945	1,293,269
Houston Exploration Co. (a)	13,613	763,962
Hugoton Royalty Trust	13,923	388,312
Inergy LP	11,710	346,733
International Coal Group, Inc. (a)(d)	33,436	170,524
James River Coal Co. (a)(d)	7,854	81,525
Kinder Morgan Energy Partners LP	69,177	3,354,393
Kinder Morgan Management LLC	29,500	1,357,000
Kinder Morgan, Inc.	40,969	4,299,697
Magellan Midstream Holdings LP	7,165	160,066
Magellan Midstream Partners LP	7,268	281,344
Marathon Oil Corp.	126,042	11,895,844
Mariner Energy, Inc. (a)(d)	35,558	744,940
Markwest Energy Partners LP	5,971	337,959
Massey Energy Co.	39,879	1,097,470
McMoRan Exploration Co. (d)	3,930	61,740
Meridian Resource Corp. (a)(d)	10,597	37,619
Murphy Oil Corp.	66,789	3,625,307
National Energy Group, Inc. (a)	71	430
Natural Resource Partners LP	5,971	313,478
Newfield Exploration Co. (a)(d)	46,301	2,304,401
Noble Energy, Inc.	54,135	2,896,223
Occidental Petroleum Corp.	304,559	15,331,500
OMI Corp. (d)	21,539	503,151
ONEOK Partners LP	5,971	360,887
Overseas Shipholding Group, Inc.	6,919	398,258
Pacific Ethanol, Inc. (a)(d)	13,826	262,003
Parallel Petroleum Corp. (a)(d)	33,729	666,148
Peabody Energy Corp.	94,706	4,357,423
Penn Virginia Corp.	11,845	892,995
Penn Virginia Resource Partners LP	7,674	196,838
Petrohawk Energy Corp. (a)	53,231	690,406
Petroleum Development Corp. (a)	3,640	153,717
Petroquest Energy, Inc. (a)	31,286	392,326
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co. (d)	42,731	$ 1,860,935
Plains Exploration & Production Co. (a)	26,822	1,262,780
Pogo Producing Co. (d)	15,586	824,811
Quicksilver Resources, Inc. (a)(d)	16,944	716,901
Range Resources Corp.	37,805	1,175,357
Rentech, Inc. (a)(d)	48,574	195,267
Rosetta Resources, Inc. (a)	18,803	353,308
Ship Finance International Ltd. (NY Shares)	34,139	759,593
Southwestern Energy Co. (a)	59,805	2,519,585
St. Mary Land & Exploration Co.	21,873	876,670
Stone Energy Corp. (a)(d)	6,140	239,583
Suburban Propane Partners LP	8,359	314,215
Sunoco Logistics Partners LP	2,798	135,815
Sunoco, Inc.	45,792	3,121,183
Swift Energy Co. (a)(d)	11,472	586,334
Syntroleum Corp. (a)(d)	28,735	75,860
TC Pipelines LP	3,861	123,938
Teekay Shipping Corp.	16,983	711,248
TEPPCO Partners LP	17,880	703,936
Tesoro Corp.	27,960	1,969,782
The Exploration Co. of Delaware, Inc. (a)(d)	40,650	560,157
Transmeridian Exploration, Inc. (a)(d)	45,772	153,336
Ultra Petroleum Corp. (a)	51,368	2,768,735
USEC, Inc.	51,272	638,849
Vaalco Energy, Inc. (a)	31,178	261,583
Valero Energy Corp.	225,265	12,405,344
Valero GP Holdings LLC	9,203	194,091
Valero LP	7,780	426,966
Venoco, Inc.	3,243	57,531
VeraSun Energy Corp. (d)	29,521	746,586
W&T Offshore, Inc.	8,259	286,257
Warren Resources, Inc. (a)(d)	39,635	529,920
Western Refining, Inc. (d)	33,616	952,005
Whiting Petroleum Corp. (a)	15,117	725,616
Williams Companies, Inc.	207,493	5,760,006
Williams Partners LP	5,971	230,958
World Fuel Services Corp.	16,778	813,733
XTO Energy, Inc.	113,526	5,744,416
		449,372,555
TOTAL ENERGY		572,646,175
FINANCIALS - 22.0%
Capital Markets - 3.1%
A.G. Edwards, Inc.	27,038	1,564,148
Affiliated Managers Group, Inc. (d)	12,336	1,259,629
AllianceBernstein Holding LP	6,094	466,130
Ameriprise Financial, Inc.	79,875	4,321,238
Bank of New York Co., Inc.	298,453	10,607,020

	Shares	Value
Bear Stearns Companies, Inc.	46,500	$ 7,090,320
BlackRock, Inc. Class A	4,820	691,043
Calamos Asset Management, Inc. Class A	10,806	296,949
Charles Schwab Corp.	375,154	6,880,324
Cohen & Steers, Inc.	20,212	767,045
E*TRADE Financial Corp.	152,887	3,679,990
Eaton Vance Corp. (non-vtg.) (d)	49,746	1,586,897
Federated Investors, Inc. Class B (non-vtg.)	30,055	997,225
Franklin Resources, Inc.	63,251	6,751,412
GAMCO Investors, Inc. Class A	7,076	276,318
GFI Group, Inc. (a)	7,498	424,087
Goldman Sachs Group, Inc.	131,247	25,566,916
Greenhill & Co., Inc.	5,719	398,671
Investment Technology Group, Inc. (a)	19,782	741,825
Investment Technology Group, Inc. contingent payment rights (a)	1,200	0
Investors Financial Services Corp.	20,827	828,290
Janus Capital Group, Inc.	83,953	1,700,888
Jefferies Group, Inc.	35,863	1,039,668
Knight Capital Group, Inc. Class A (a)(d)	37,903	667,472
LaBranche & Co., Inc. (a)(d)	10,716	115,733
Ladenburg Thalmann Financial Services, Inc. (a)	1,908	2,251
Lazard Ltd. Class A	17,506	795,123
Legg Mason, Inc.	49,598	4,729,665
Lehman Brothers Holdings, Inc.	184,931	13,623,867
MarketAxess Holdings, Inc. (a)(d)	26,498	381,571
Mellon Financial Corp.	140,795	5,664,183
Merrill Lynch & Co., Inc.	329,573	28,814,567
Morgan Stanley	341,377	25,999,272
National Holdings Corp. (a)	1,200	1,464
Northern Trust Corp.	64,722	3,686,565
Nuveen Investments, Inc. Class A	25,752	1,277,814
optionsXpress Holdings, Inc.	8,359	240,990
Paulson Capital Corp. (d)	3,105	14,873
Piper Jaffray Companies (a)(d)	12,762	830,423
Raymond James Financial, Inc. (d)	31,238	984,309
Sanders Morris Harris Group, Inc.	28,032	359,370
SEI Investments Co. (d)	24,674	1,435,780
Siebert Financial Corp.	2,700	13,446
State Street Corp.	112,327	6,978,877
Stifel Financial Corp. (a)(d)	1,592	62,120
SWS Group, Inc.	2,873	92,999
T. Rowe Price Group, Inc.	89,227	3,866,206
TD Ameritrade Holding Corp.	105,126	1,846,013
Thomas Weisel Partners Group, Inc. (d)	30,673	653,948
TradeStation Group, Inc. (a)	4,466	65,159
W.P. Carey & Co. LLC	7,742	234,583
W.P. Stewart & Co. Ltd. (d)	20,900	323,950
Waddell & Reed Financial, Inc. Class A	25,477	635,142
Westwood Holdings Group, Inc.	601	13,739
		182,347,507
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 4.2%
1st Source Corp.	5,265	$ 164,637
Abigail Adams National Bancorp, Inc.	302	4,047
Alabama National Bancorp, Delaware	12,178	833,949
Amcore Financial, Inc.	4,538	144,490
AmericanWest Bancorp	9,499	207,743
Ameris Bancorp (d)	7,595	211,976
Arrow Financial Corp.	1,807	44,344
Associated Banc-Corp.	37,455	1,245,004
BancFirst Corp.	1,958	104,303
BancorpSouth, Inc.	26,515	690,716
BancTrust Financial Group, Inc.	4,882	118,193
Bank of Granite Corp.	11,998	223,763
Bank of Hawaii Corp.	15,167	783,072
Bank of the Ozarks, Inc. (d)	2,192	71,788
BankFinancial Corp.	8,709	152,495
Banner Corp.	5,743	262,225
Bar Harbor Bankshares	3,125	96,094
BB&T Corp.	208,668	8,974,811
BOK Financial Corp.	12,475	672,278
Boston Private Financial Holdings, Inc.	21,815	592,277
Bryn Mawr Bank Corp.	2,149	52,264
Capital City Bank Group, Inc.	3,535	120,296
Capital Corp. of the West	2,237	71,517
Capitol Bancorp Ltd.	7,732	346,394
Cascade Bancorp	13,960	422,290
Cathay General Bancorp (d)	18,711	642,910
Centennial Bank Holdings, Inc., Delaware (a)(d)	13,327	127,006
Center Bancorp, Inc. (d)	4,833	77,328
Central Pacific Financial Corp.	13,253	496,590
Chemical Financial Corp.	10,223	333,883
Chittenden Corp.	29,239	879,509
Citizens & Northern Corp. (d)	10,009	224,102
Citizens Banking Corp., Michigan (d)	31,525	846,131
City Holding Co.	7,165	283,018
City National Corp. (d)	14,441	979,389
CoBiz, Inc.	13,382	310,329
Colonial Bancgroup, Inc. (d)	42,477	1,036,439
Columbia Banking Systems, Inc.	9,393	315,887
Comerica, Inc.	51,055	2,973,954
Commerce Bancorp, Inc., New Jersey (d)	57,025	1,982,189
Commerce Bancshares, Inc.	20,396	991,042
Commercial Bankshares, Inc.	3,064	117,167
Commercial National Financial Corp., Pennsylvania	2,205	43,064
Community Bank of Nevada (a)	4,777	145,173
Community Bank System, Inc.	9,618	231,217
Community Banks, Inc. (d)	14,876	407,900
Community Capital Corp.	420	8,673
Community Trust Bancorp, Inc.	9,412	380,339
Compass Bancshares, Inc.	34,180	1,953,045

	Shares	Value
Cullen/Frost Bankers, Inc.	19,004	$ 1,035,718
CVB Financial Corp. (d)	17,103	248,678
East West Bancorp, Inc. (d)	20,351	724,699
Eastern Virgina Bankshares, Inc.	955	20,924
Exchange National Bancshares, Inc.	1,433	44,452
Farmers Capital Bank Corp.	1,363	45,279
Fidelity Southern Corp.	3,463	64,412
Fifth Third Bancorp	186,617	7,358,308
Financial Institutions, Inc.	2,005	46,797
First Bancorp, North Carolina	2,694	56,332
First Bancorp, Puerto Rico	21,810	218,536
First Charter Corp.	15,118	363,588
First Citizen Bancshares, Inc.	1,945	388,125
First Commonwealth Financial Corp. (d)	24,801	340,766
First Community Bancorp, California	9,021	487,224
First Financial Bancorp, Ohio	8,451	140,202
First Financial Bankshares, Inc.	5,300	221,116
First Financial Corp., Indiana	1,925	65,258
First Horizon National Corp.	36,689	1,462,424
First Indiana Corp.	2,940	73,000
First M&F Corp.	2,524	46,442
First Merchants Corp.	12,116	323,134
First Midwest Bancorp, Inc., Delaware (d)	14,866	553,759
First Republic Bank, California	15,030	603,004
First State Bancorp.	9,534	243,689
First United Corp.	3,511	77,312
FirstMerit Corp.	21,397	507,109
Flag Financial Corp.	4,018	102,258
FNB Corp., North Carolina	2,866	51,101
FNB Corp., Pennsylvania	17,300	310,016
FNB Corp., Virginia	6,256	244,610
FNB Financial Services Corp.	5,273	79,042
Frontier Financial Corp., Washington (d)	23,384	702,455
Fulton Financial Corp.	62,156	1,010,035
Glacier Bancorp, Inc.	15,228	541,203
Great Lakes Bancorp, Inc. (a)	461	6,786
Great Southern Bancorp, Inc. (d)	7,927	231,865
Greater Bay Bancorp	17,731	456,396
Greater Community Bancorp	3,556	57,963
Hancock Holding Co.	11,583	622,239
Hanmi Financial Corp. (d)	23,850	520,646
Harleysville National Corp., Pennsylvania	7,970	161,074
Heartland Financial USA, Inc.	8,001	231,629
Heritage Commerce Corp.	7,114	184,395
Heritage Financial Corp., Washington	1,630	39,772
HF Financial Corp.	3,182	55,335
Horizon Financial Corp.	7,055	174,188
Huntington Bancshares, Inc.	62,599	1,521,782
IBERIABANK Corp. (d)	2,985	170,235
Independent Bank Corp., Massachusetts	2,511	86,278
Independent Bank Corp., Michigan	6,306	148,128
Integra Bank Corp.	6,329	176,263
Interchange Financial Services Corp.	9,314	213,477
International Bancshares Corp. (d)	29,569	913,978
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Intervest Bancshares Corp. Class A (a)	7,165	$ 249,915
Irwin Financial Corp.	6,090	134,163
KeyCorp	135,789	4,901,983
Leesport Financial Corp.	1,519	37,200
LSB Bancshares, Inc.	2,747	46,150
M&T Bank Corp.	23,903	2,835,852
Macatawa Bank Corp.	8,652	191,296
MainSource Financial Group, Inc.	8,359	152,635
Marshall & Ilsley Corp.	69,927	3,201,957
MB Financial, Inc.	11,221	403,058
Mercantile Bankshares Corp.	42,692	1,947,182
Merchants Bancshares, Inc.	2,149	51,039
Mid-State Bancshares	4,433	161,228
Midsouth Bancorp, Inc.	3,819	113,119
Midwest Banc Holdings, Inc.	4,350	101,355
Nara Bancorp, Inc.	12,658	256,704
National City Corp.	223,698	8,075,498
National Penn Bancshares, Inc. (d)	19,532	397,086
NBT Bancorp, Inc.	12,155	300,836
North Fork Bancorp, Inc., New York	143,382	4,024,733
North Valley Bancorp	4,941	91,409
Northern States Financial Corp.	1,314	26,017
Northrim Bancorp, Inc.	3,252	88,877
Northway Financial, Inc.	478	15,798
Old National Bancorp, Indiana	18,488	347,205
Old Second Bancorp, Inc.	4,309	129,830
Omega Financial Corp.	3,519	114,227
Oriental Financial Group, Inc.	4,277	49,271
Pacific Capital Bancorp	22,849	744,649
Park National Corp.	3,704	371,326
Peoples Bancorp, Inc.	1,660	47,376
Peoples Financial Corp., Mississippi	3,102	81,117
Pinnacle Financial Partners, Inc. (a)(d)	3,325	108,927
Placer Sierra Bancshares	25,751	601,028
PNC Financial Services Group, Inc.	115,956	8,196,930
Popular, Inc.	86,182	1,525,421
Preferred Bank, Los Angeles California	2,388	136,044
Princeton National Bancorp, Inc.	2,956	95,922
PrivateBancorp, Inc.	13,207	529,733
Prosperity Bancshares, Inc.	14,201	481,556
Provident Bankshares Corp.	23,525	867,367
R&G Financial Corp. Class B	6,090	45,249
Regions Financial Corp.	249,093	9,129,258
Renasant Corp.	9,028	275,444
Republic Bancorp, Inc.	58,615	800,681
Republic Bancorp, Inc., Kentucky Class A	4,441	110,492
Royal Bancshares of Pennsylvania, Inc. Class A	2,991	74,207
S&T Bancorp, Inc. (d)	5,636	191,060
S.Y. Bancorp, Inc.	7,621	212,473

	Shares	Value
Sandy Spring Bancorp, Inc.	9,869	$ 371,370
Seacoast Banking Corp., Florida (d)	5,254	126,096
Security Bank Corp., Georgia	10,509	261,674
Shore Bancshares, Inc.	3,440	99,382
Signature Bank, New York (a)	16,774	539,452
Simmons First National Corp. Class A	1,974	63,346
Sky Financial Group, Inc.	34,670	858,083
South Financial Group, Inc.	36,095	938,109
Southwest Bancorp, Inc., Oklahoma	8,359	223,269
State Bancorp, Inc., New York	4,423	79,791
State National Bancshares, Inc.	7,165	274,061
Sterling Bancorp, New York	3,289	61,175
Sterling Bancshares, Inc.	31,251	575,643
Sterling Financial Corp., Pennsylvania	6,903	160,426
Sterling Financial Corp., Washington (d)	12,223	410,082
Suffolk Bancorp	1,724	62,564
Summit Bancshares, Inc.	3,508	96,084
Sun Bancorp, Inc., New Jersey	3,444	69,293
SunTrust Banks, Inc.	123,695	10,099,697
Superior Bancorp (a)	14,284	154,981
Susquehanna Bancshares, Inc., Pennsylvania	37,138	1,027,237
SVB Financial Group (a)(d)	14,316	679,724
Synovus Financial Corp.	78,199	2,347,534
Taylor Capital Group, Inc.	3,332	122,218
TCF Financial Corp.	35,957	939,197
TD Banknorth, Inc.	33,380	1,074,168
Texas Capital Bancshares, Inc. (a)(d)	13,293	259,214
TIB Financial Corp.	2,149	36,963
Tompkins Trustco, Inc.	1,441	65,205
Trico Bancshares	10,031	271,238
Trustmark Corp.	29,635	966,694
U.S. Bancorp, Delaware	652,061	21,935,332
UCBH Holdings, Inc.	44,700	753,642
UMB Financial Corp.	13,102	481,892
Umpqua Holdings Corp.	15,271	458,435
Union Bankshares Corp.	2,261	69,978
UnionBanCal Corp.	16,627	957,050
United Bankshares, Inc., West Virginia	11,587	447,026
United Community Banks, Inc., Georgia	23,300	776,589
USB Holding Co., Inc.	3,514	84,195
Valley National Bancorp	42,488	1,102,988
Virginia Commerce Bancorp, Inc. (a)(d)	23,312	453,185
Wachovia Corp.	673,611	36,502,980
Washington Banking Co., Oak Harbor	6,532	110,064
Washington Trust Bancorp, Inc.	6,654	186,911
Wells Fargo & Co.	1,117,858	39,393,316
WesBanco, Inc.	12,326	402,321
West Coast Bancorp, Oregon	10,191	351,488
Westamerica Bancorp. (d)	9,737	482,274
Westbank Corp.	1,630	39,413
Western Alliance Bancorp. (a)(d)	15,894	552,952
Whitney Holding Corp.	24,091	776,453
Wilmington Trust Corp., Delaware	21,615	898,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wilshire Bancorp, Inc. (d)	14,330	$ 273,846
Wintrust Financial Corp. (d)	14,993	713,967
Yardville National Bancorp (d)	2,350	91,251
Zions Bancorp	28,965	2,266,222
		244,118,628
Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	28,794	407,723
Advanta Corp. Class B	12,840	585,761
American Express Co.	402,132	23,613,191
AmeriCredit Corp. (a)(d)	51,836	1,215,554
Asta Funding, Inc. (d)	5,197	171,085
Capital One Financial Corp.	146,988	11,447,425
Cash America International, Inc. (d)	13,211	583,134
CompuCredit Corp. (a)(d)	12,844	483,705
Consumer Portfolio Services, Inc. (a)	2,866	19,661
EZCORP, Inc. Class A (a)(d)	10,297	481,076
First Cash Financial Services, Inc. (a)	11,672	238,459
First Marblehead Corp.	12,772	955,856
Nelnet, Inc. Class A (a)	4,839	127,750
Rewards Network, Inc. (a)(d)	2,818	15,781
SLM Corp.	137,642	6,309,509
Student Loan Corp.	1,260	260,820
United Panam Financial Corp. (a)	2,785	33,643
World Acceptance Corp. (a)(d)	3,874	175,841
		47,125,974
Diversified Financial Services - 4.5%
Asset Acceptance Capital Corp. (a)	7,523	125,258
Bank of America Corp.	1,658,734	89,322,826
CBOT Holdings, Inc. Class A (a)(d)	6,153	977,958
Chicago Mercantile Exchange Holdings, Inc. Class A	11,451	6,133,156
CIT Group, Inc.	68,497	3,562,529
Citigroup, Inc.	1,806,803	89,599,361
Encore Capital Group, Inc. (a)	11,268	156,851
Financial Federal Corp.	5,911	163,735
Finova Group, Inc. (a)	3,400	238
First Albany Companies, Inc. (a)	1,530	3,443
Imperial Credit Industries, Inc. warrants 1/31/08 (a)	89	0
IntercontinentalExchange, Inc. (d)	14,634	1,437,791
International Securities Exchange, Inc. Class A (d)	9,553	508,029
JPMorgan Chase & Co.	1,261,844	58,398,140
Leucadia National Corp. (d)	54,874	1,513,974
Medallion Financial Corp.	100	1,186
MicroFinancial, Inc.	100	358
Moody's Corp.	84,225	5,851,953
NYMEX Holdings, Inc. (d)	324	37,454
NYSE Group, Inc. (a)(d)	20,295	2,031,530
PICO Holdings, Inc. (a)	4,299	136,536

	Shares	Value
Portfolio Recovery Associates, Inc. (a)(d)	12,533	$ 572,131
Resource America, Inc. Class A	2,747	72,356
The NASDAQ Stock Market, Inc. (a)(d)	31,527	1,265,809
		261,872,602
Insurance - 5.1%
21st Century Holding Co.	1,486	39,201
21st Century Insurance Group	14,916	254,914
ACE Ltd.	125,994	7,161,499
AFLAC, Inc.	198,231	8,749,916
Alfa Corp.	16,241	314,751
Alleghany Corp. (d)	1,921	658,135
Allied World Assurance Co. Holdings Ltd.	4,305	182,747
Allstate Corp.	239,046	15,174,640
AMBAC Financial Group, Inc.	48,059	4,115,773
American Equity Investment Life Holding Co.	55,540	722,020
American Financial Group, Inc., Ohio	14,860	775,841
American Independence Corp. (a)	587	6,175
American International Group, Inc.	811,063	57,033,950
American National Insurance Co.	5,554	634,100
American Physicians Capital, Inc. (a)	3,587	143,193
Aon Corp.	98,347	3,509,021
Arch Capital Group Ltd.	14,781	987,371
Argonaut Group, Inc. (a)	11,831	400,834
Arthur J. Gallagher & Co. (d)	31,649	926,999
Aspen Insurance Holdings Ltd.	21,238	572,364
Assurant, Inc.	32,958	1,811,372
Assured Guaranty Ltd.	22,074	570,613
Atlantic American Corp. (a)	100	285
Axis Capital Holdings Ltd.	48,474	1,659,265
Baldwin & Lyons, Inc. Class B	4,120	110,210
Berkshire Hathaway, Inc. Class A (a)(d)	367	39,305,700
Bristol West Holdings, Inc.	13,359	206,931
Brown & Brown, Inc.	60,547	1,755,863
Cincinnati Financial Corp.	47,459	2,101,485
Citizens Financial Corp., Kentucky (a)	200	1,080
Citizens, Inc. Class A (d)	10,251	65,709
Clark, Inc.	1,600	26,240
CNA Financial Corp. (a)	15,858	610,533
CNA Surety Corp. (a)	10,202	203,632
Commerce Group, Inc., Massachusetts	22,491	686,200
Conseco, Inc.	48,070	956,112
Crawford & Co. Class B (d)	12,173	88,254
Delphi Financial Group, Inc. Class A	16,706	676,593
Direct General Corp.	12,968	212,675
EMC Insurance Group	5,875	202,570
Endurance Specialty Holdings Ltd.	24,164	906,875
Enstar Group, Inc. (a)(d)	2,012	186,955
Erie Indemnity Co. Class A (d)	20,910	1,176,815
Everest Re Group Ltd.	24,450	2,406,125
FBL Financial Group, Inc. Class A	5,026	198,024
Fidelity National Financial, Inc. Class A	85,516	1,936,082
First Acceptance Corp. (a)(d)	4,717	47,642
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
First American Corp., California	31,308	$ 1,208,802
FPIC Insurance Group, Inc. (a)	1,968	76,260
Gainsco, Inc. (a)	123	959
Genworth Financial, Inc. Class A (non-vtg.)	149,204	4,893,891
Great American Financial Resources, Inc.	3,973	88,081
Hanover Insurance Group, Inc.	19,329	915,808
Harleysville Group, Inc.	6,568	233,558
Hartford Financial Services Group, Inc.	101,187	8,677,797
HCC Insurance Holdings, Inc.	39,802	1,201,622
Hilb Rogal & Hobbs Co.	19,099	794,518
Horace Mann Educators Corp. (d)	21,496	434,649
Independence Holding Co.	2,923	59,483
Infinity Property & Casualty Corp.	16,435	742,040
Investors Title Co.	1,263	65,386
IPC Holdings Ltd.	20,277	632,642
Kansas City Life Insurance Co.	1,314	67,724
LandAmerica Financial Group, Inc.	7,318	447,203
Lincoln National Corp.	111,908	7,116,230
Loews Corp.	155,079	6,190,754
Markel Corp. (a)(d)	3,432	1,536,678
Marsh & McLennan Companies, Inc.	195,271	6,135,415
Max Re Capital Ltd.	24,105	578,520
MBIA, Inc.	45,520	3,170,468
Meadowbrook Insurance Group, Inc. (a)	600	5,850
Mercury General Corp.	9,369	500,773
MetLife, Inc.	158,858	9,329,730
Montpelier Re Holdings Ltd.	30,357	577,997
National Financial Partners Corp.	11,734	531,785
National Security Group, Inc.	1,845	30,240
National Western Life Insurance Co. Class A	583	133,192
Nationwide Financial Services, Inc. Class A (sub. vtg.)	21,395	1,112,540
Navigators Group, Inc. (a)	2,565	118,683
Nymagic, Inc.	3,052	103,676
OdysseyRe Holdings Corp. (d)	6,234	219,873
Ohio Casualty Corp.	21,422	625,737
Old Republic International Corp.	62,251	1,403,760
OneBeacon Insurance Group Ltd.	14,601	401,528
PartnerRe Ltd.	24,769	1,726,895
Penn Treaty American Corp. (a)	11,942	84,908
Philadelphia Consolidated Holdings Corp. (a)	19,424	865,339
Phoenix Companies, Inc. (d)	40,906	660,632
Platinum Underwriters Holdings Ltd.	24,130	734,276
PMA Capital Corp. Class A	6,448	57,194
Presidential Life Corp.	6,351	142,199
Principal Financial Group, Inc.	90,909	5,249,995
ProAssurance Corp. (a)(d)	11,050	566,092
Progressive Corp.	258,903	5,838,263

	Shares	Value
Protective Life Corp.	21,693	$ 1,024,343
Prudential Financial, Inc.	182,206	14,846,145
PXRE Group Ltd.	73,056	348,477
Reinsurance Group of America, Inc.	13,090	722,175
RenaissanceRe Holdings Ltd.	22,111	1,301,896
RLI Corp. (d)	12,147	671,851
RTW, Inc. (a)	1,732	16,194
SAFECO Corp.	36,262	2,196,389
Safety Insurance Group, Inc.	7,319	383,369
Scottish Re Group Ltd. (d)	24,430	145,359
SCPIE Holding, Inc. (a)	2,442	64,347
SeaBright Insurance Holdings, Inc. (a)(d)	7,165	114,282
Security Capital Assurance Ltd.	7,165	181,418
Selective Insurance Group, Inc.	10,518	583,959
StanCorp Financial Group, Inc.	19,687	893,987
State Auto Financial Corp.	7,238	241,460
Stewart Information Services Corp.	6,986	272,873
The Chubb Corp.	161,807	8,375,130
The Midland Co.	4,620	210,441
The St. Paul Travelers Companies, Inc.	240,905	12,481,288
Torchmark Corp.	29,124	1,841,219
Tower Group, Inc.	23,335	768,655
Transatlantic Holdings, Inc.	6,737	416,886
Unico American Corp. (a)	4,102	45,532
United America Indemnity Ltd. Class A (a)	5,775	144,895
United Fire & Casualty Co.	4,748	167,604
Unitrin, Inc.	14,330	701,024
Universal American Financial Corp. (a)	13,972	261,975
UnumProvident Corp.	119,342	2,444,124
USI Holdings Corp. (a)(d)	10,474	164,023
UTG, Inc. (a)	300	2,475
W.R. Berkley Corp.	59,670	2,095,014
Wesco Financial Corp.	578	277,440
White Mountains Insurance Group Ltd.	3,069	1,840,633
XL Capital Ltd. Class A	61,673	4,386,184
Zenith National Insurance Corp. (d)	10,339	477,248
		297,873,243
Real Estate Investment Trusts - 2.6%
Acadia Realty Trust (SBI)	10,891	282,948
Agree Realty Corp.	1,779	62,212
Alesco Financial, Inc.	80,057	808,576
Alexanders, Inc. (a)(d)	647	262,682
Alexandria Real Estate Equities, Inc. (d)	11,249	1,159,547
AMB Property Corp. (SBI)	22,886	1,402,225
American Campus Communities, Inc.	18,599	552,390
American Financial Realty Trust (SBI) (d)	81,744	961,309
American Home Mortgage Investment Corp. (d)	9,028	319,320
American Land Lease, Inc.	3,584	93,865
American Mortgage Acceptance Co.	1,896	34,014
AmeriVest Properties, Inc.	5,456	11,348
Annaly Capital Management, Inc.	75,663	1,057,769
Anthracite Capital, Inc.	24,616	311,885
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Anworth Mortgage Asset Corp. (d)	15,285	$ 144,290
Apartment Investment & Management Co. Class A	30,658	1,767,127
Arbor Realty Trust, Inc.	16,496	465,847
Archstone-Smith Trust	66,510	3,989,270
Ashford Hospitality Trust, Inc. (d)	31,860	418,003
Associated Estates Realty Corp.	9,366	137,680
AvalonBay Communities, Inc.	33,399	4,444,739
BioMed Realty Trust, Inc. (d)	19,153	578,421
BNP Residential Properties, Inc.	4,224	101,587
Boston Properties, Inc.	48,617	5,690,620
Brandywine Realty Trust (SBI)	30,018	1,055,133
BRE Properties, Inc. Class A	18,709	1,209,350
BRT Realty Trust	5,453	166,480
Camden Property Trust (SBI)	12,810	1,021,341
Capital Lease Funding, Inc.	16,578	199,433
Capital Trust, Inc. Class A	10,158	452,844
CapitalSource, Inc. (d)	42,342	1,152,549
Capstead Mortgage Corp. (d)	3,145	25,852
CBL & Associates Properties, Inc. (d)	22,024	949,234
Cedar Shopping Centers, Inc.	12,514	228,255
CentraCore Properties Trust	3,149	101,146
Colonial Properties Trust (SBI)	13,023	637,606
Columbia Equity Trust, Inc.	20,403	384,597
Corporate Office Properties Trust (SBI)	14,841	737,746
Cousins Properties, Inc.	20,981	762,240
Crescent Real Estate Equities Co.	37,856	813,147
Deerfield Triarc Capital Corp. (d)	41,246	638,488
Developers Diversified Realty Corp.	33,536	2,172,462
DiamondRock Hospitality Co. (d)	27,704	490,361
Digital Realty Trust, Inc. (d)	9,847	358,825
Douglas Emmett, Inc. (a)	23,000	604,900
Duke Realty Corp.	41,110	1,789,107
Eastgroup Properties, Inc.	7,419	415,835
ECC Capital Corp. (d)	42,594	50,687
Education Realty Trust, Inc. (d)	8,412	132,321
Entertainment Properties Trust (SBI) (d)	9,023	547,696
Equity Inns, Inc.	13,055	212,535
Equity Lifestyle Properties, Inc.	5,956	309,533
Equity Office Properties Trust	128,195	6,178,999
Equity One, Inc.	14,649	399,625
Equity Residential (SBI)	93,333	4,970,916
Essex Property Trust, Inc. (d)	7,589	1,002,052
Extra Space Storage, Inc.	24,319	447,956
Federal Realty Investment Trust (SBI) (d)	20,187	1,719,529
FelCor Lodging Trust, Inc.	37,624	828,104
Fieldstone Investment Corp.	10,150	57,043
First Industrial Realty Trust, Inc. (d)	17,711	889,978
First Potomac Realty Trust	14,473	444,466
Franklin Street Properties Corp. (d)	30,646	641,114

	Shares	Value
Friedman, Billings, Ramsey Group, Inc. Class A (d)	51,215	$ 401,013
General Growth Properties, Inc.	73,289	4,026,498
Getty Realty Corp. (d)	8,960	278,208
Gladstone Commercial Corp.	1,075	21,597
Glimcher Realty Trust (d)	7,508	202,491
Global Signal, Inc.	8,483	471,061
GMH Communities Trust	22,464	278,778
Government Properties Trust, Inc.	31,400	335,038
Gramercy Capital Corp.	4,772	133,664
Health Care Property Investors, Inc.	66,053	2,395,742
Health Care REIT, Inc. (d)	31,562	1,323,395
Healthcare Realty Trust, Inc.	16,672	676,383
Highland Hospitality Corp. (d)	22,464	318,540
Highwoods Properties, Inc. (SBI)	24,854	1,014,043
Home Properties of New York, Inc.	12,897	797,164
HomeBanc Mortgage Corp., Georgia	29,865	125,732
Hospitality Properties Trust (SBI)	16,735	839,930
Host Hotels & Resorts, Inc.	175,613	4,428,960
HRPT Properties Trust (SBI) (d)	100,826	1,267,383
Impac Mortgage Holdings, Inc. (d)	17,290	169,615
Inland Real Estate Corp.	49,435	959,039
Innkeepers USA Trust (SBI)	7,713	123,408
Investors Real Estate Trust (d)	12,777	129,814
iStar Financial, Inc. (d)	25,939	1,213,686
Kilroy Realty Corp. (d)	11,822	967,040
Kimco Realty Corp.	73,082	3,389,543
Kite Realty Group Trust	17,912	339,253
KKR Financial Corp.	36,431	974,894
LaSalle Hotel Properties (SBI)	17,294	762,665
Lexington Corporate Properties Trust	39,916	882,144
Liberty Property Trust (SBI)	19,459	996,495
Longview Fibre Co. (d)	38,174	794,783
LTC Properties, Inc.	6,991	193,091
Luminent Mortgage Capital, Inc. (d)	18,507	190,992
Mack-Cali Realty Corp.	18,911	1,033,297
Maguire Properties, Inc. (d)	23,156	992,235
Medical Properties Trust, Inc.	60,649	900,638
MFA Mortgage Investments, Inc.	27,377	212,993
Mid-America Apartment Communities, Inc.	12,611	756,660
Mission West Properties, Inc.	8,235	102,938
Monmouth Real Estate Investment Corp. Class A	6,448	53,518
MortgageIT Holdings, Inc. (d)	14,815	214,818
National Health Investors, Inc.	10,137	339,590
National Health Realty, Inc.	6,070	128,381
National Retail Properties, Inc.	22,504	536,720
Nationwide Health Properties, Inc.	29,049	859,560
New Century Financial Corp. (d)	14,781	533,003
New Plan Excel Realty Trust (d)	25,917	738,375
Newcastle Investment Corp.	16,669	499,237
NorthStar Realty Finance Corp.	28,660	454,834
Novastar Financial, Inc.	11,336	345,748
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.	14,304	$ 253,467
One Liberty Properties, Inc.	3,695	90,860
Opteum, Inc. Class A	9,741	72,668
Parkway Properties, Inc.	2,747	142,514
Pennsylvania (REIT) (SBI)	14,704	580,808
Plum Creek Timber Co., Inc.	46,460	1,731,100
Post Properties, Inc. (d)	15,538	743,338
Potlatch Corp.	14,515	605,130
ProLogis Trust	76,286	4,971,559
PS Business Parks, Inc.	6,774	482,648
Public Storage, Inc.	40,993	3,946,806
RAIT Investment Trust (SBI)	27,276	909,109
Ramco-Gershenson Properties Trust (SBI)	6,210	229,646
Rayonier, Inc.	17,706	738,340
Realty Income Corp.	28,718	788,596
Reckson Associates Realty Corp.	26,170	1,266,105
Redwood Trust, Inc.	15,917	910,612
Regency Centers Corp.	14,256	1,125,939
Saul Centers, Inc.	3,021	169,750
Saxon Capital, Inc. (d)	11,193	157,374
Senior Housing Properties Trust (SBI) (d)	34,862	762,781
Simon Property Group, Inc.	86,757	8,847,479
SL Green Realty Corp.	12,237	1,654,932
Sovran Self Storage, Inc. (d)	4,060	237,510
Spirit Finance Corp.	45,185	551,709
Strategic Hotel & Resorts, Inc.	19,736	429,258
Sun Communities, Inc.	4,849	162,587
Sunstone Hotel Investors, Inc. (d)	27,687	771,914
Tanger Factory Outlet Centers, Inc.	6,926	273,023
Taubman Centers, Inc.	24,114	1,192,678
The Macerich Co.	20,230	1,729,058
The Mills Corp. (d)	20,000	421,200
Thornburg Mortgage, Inc. (SBI) (d)	41,436	1,047,088
Transcontinental Realty Investors, Inc. (a)	600	8,862
Trustreet Properties, Inc.	52,437	882,515
U-Store-It Trust	29,040	635,395
UMH Properties, Inc.	5,458	84,599
United Dominion Realty Trust, Inc. (SBI) (d)	40,887	1,372,985
Universal Health Realty Income Trust (SBI)	6,111	240,712
Urstadt Biddle Properties, Inc.	365	6,661
Urstadt Biddle Properties, Inc. Class A (d)	8,855	168,511
Ventas, Inc. (d)	26,864	1,046,353
Vornado Realty Trust	53,620	6,762,018
Washington (REIT) (SBI) (d)	13,624	584,061
Weingarten Realty Investors (SBI)	23,346	1,114,071
Winston Hotels, Inc.	8,453	114,792
Winthrop Realty Trust	983	6,301
		151,407,208

	Shares	Value
Real Estate Management & Development - 0.2%
Affordable Residential Communties, Inc. (d)	16,341	$ 184,000
Brookfield Properties Corp.	40,326	1,619,089
CB Richard Ellis Group, Inc. Class A (a)	64,974	2,139,594
Consolidated-Tomoka Land Co.	2,829	202,981
Forest City Enterprises, Inc. Class A	20,809	1,212,332
Jones Lang LaSalle, Inc. (d)	11,442	1,041,222
Move, Inc. (a)(d)	41,866	231,938
Realogy Corp. (a)	80,663	2,104,498
Tejon Ranch Co. (a)(d)	2,676	135,861
The St. Joe Co. (d)	25,159	1,408,652
Trammell Crow Co. (a)(d)	16,282	802,703
United Capital Corp. (a)	2,262	59,083
		11,141,953
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)(d)	8,212	243,322
Anchor BanCorp Wisconsin, Inc.	9,322	267,169
Astoria Financial Corp.	35,738	1,068,566
Bank Mutual Corp.	18,027	218,487
BankAtlantic Bancorp, Inc. Class A (non-vtg.) (d)	10,747	140,463
BankUnited Financial Corp. Class A (d)	24,961	636,506
BCSB Bankcorp, Inc.	3,596	55,378
Berkshire Hills Bancorp, Inc.	1,481	49,954
Brookline Bancorp, Inc., Delaware	12,951	174,839
Camco Financial Corp.	404	5,191
Capital Crossing Bank (a)	2,388	70,446
Capitol Federal Financial	19,206	716,000
CFS Bancorp, Inc.	800	11,448
Charter Financial Corp., Georgia	976	50,020
Charter Municipal Mortgage Acceptance Co.	15,417	333,007
Citizens South Banking Corp., Delaware	4,457	56,827
City Bank Lynnwood, Washington	6,680	357,246
Clifton Savings Bancorp, Inc.	17,436	209,232
Coastal Financial Corp.	10,562	146,495
Corus Bankshares, Inc. (d)	21,734	487,059
Countrywide Financial Corp.	225,726	8,965,837
Dime Community Bancshares, Inc.	9,225	129,796
Doral Financial Corp. (d)	21,495	87,055
Downey Financial Corp. (d)	5,368	390,790
ESB Financial Corp.	6,022	65,218
Fannie Mae	339,080	19,337,732
Fidelity Bankshares, Inc.	8,338	328,184
First Busey Corp.	7,930	187,148
First Defiance Financial Corp.	3,662	108,981
First Financial Holdings, Inc.	4,180	157,252
First Financial Service Corp.	2,667	82,784
First Niagara Financial Group, Inc.	40,371	580,131
First Place Financial Corp.	3,637	88,561
FirstFed Financial Corp., Delaware (a)(d)	4,625	300,718
Flagstar Bancorp, Inc.	9,355	140,793
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Flushing Financial Corp.	3,744	$ 63,648
Franklin Bank Corp. (d)	12,082	237,049
Freddie Mac	241,485	16,218,133
Fremont General Corp. (d)	19,720	335,437
Guaranty Federal Bancshares, Inc.	1,075	30,691
Harbor Florida Bancshares, Inc.	5,619	244,820
Hingham Institution for Savings	1,751	59,271
Home Federal Bancorp	2,634	75,201
Hudson City Bancorp, Inc.	176,611	2,343,628
IndyMac Bancorp, Inc.	23,096	1,061,261
ITLA Capital Corp.	1,075	56,997
KNBT Bancorp, Inc.	13,555	227,724
MAF Bancorp., Inc.	21,029	925,066
MASSBANK Corp.	886	28,990
MGIC Investment Corp.	26,606	1,542,084
NASB Financial, Inc.	1,400	59,066
NetBank, Inc. (a)	9,306	42,621
New York Community Bancorp, Inc. (d)	90,030	1,454,885
NewAlliance Bancshares, Inc.	34,408	562,571
NexCen Brands, Inc. (a)	8,613	63,219
Northwest Bancorp, Inc.	7,404	203,536
OceanFirst Financial Corp.	6,806	150,549
Ocwen Financial Corp. (a)	16,398	246,790
Pacific Premier Bancorp, Inc. (a)	40	474
Pamrapo Bancorp, Inc.	3,273	81,432
Parkvale Financial Corp.	597	18,626
Partners Trust Financial Group, Inc.	18,520	210,202
Pennfed Financial Services, Inc.	7,245	140,263
People's Bank, Connecticut (d)	24,499	1,092,410
Peoples Bancorp, Auburn, Indiana	300	5,850
PFF Bancorp, Inc.	12,718	419,694
Provident Financial Holdings, Inc.	1,612	49,069
Provident Financial Services, Inc.	44,816	815,203
Provident New York Bancorp	8,838	134,514
PVF Capital Corp.	4,876	50,223
Radian Group, Inc.	20,831	1,108,418
Riverview Bancorp, Inc.	5,997	92,714
Sovereign Bancorp, Inc.	118,556	2,961,529
TF Financial Corp.	1,890	59,497
The PMI Group, Inc. (d)	25,929	1,122,985
TierOne Corp.	11,942	372,471
Timberland Bancorp, Inc.	2,928	108,570
Triad Guaranty, Inc. (a)	5,075	273,035
Trustco Bank Corp., New York	67,794	764,038
United Community Financial Corp., Ohio	12,574	156,798
W Holding Co., Inc.	33,508	205,739
Washington Federal, Inc. (d)	25,984	603,868
Washington Mutual, Inc.	343,169	14,989,622
Webster Financial Corp.	17,297	826,278
Westfield Financial, Inc.	2,706	89,623

	Shares	Value
Willow Financial Bancorp, Inc.	4,951	$ 74,265
WSFS Financial Corp.	2,835	183,056
		89,492,338
TOTAL FINANCIALS		1,285,379,453
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)	1,900	2,565
Alexion Pharmaceuticals, Inc. (a)(d)	11,044	477,984
Alkermes, Inc. (a)(d)	37,941	575,944
Amgen, Inc. (a)	415,588	29,506,748
Amylin Pharmaceuticals, Inc. (a)(d)	36,867	1,474,680
Antigenics, Inc. (a)	5,388	11,423
Arena Pharmaceuticals, Inc. (a)(d)	25,188	324,925
ARIAD Pharmaceuticals, Inc. (a)(d)	84,946	456,160
ArQule, Inc. (a)	4,060	20,544
Array Biopharma, Inc. (a)(d)	25,095	330,752
Avant Immunotherapeutics, Inc. (a)	2,169	3,167
AVI BioPharma, Inc. (a)	2,700	9,801
Avigen, Inc. (a)	1,600	9,728
BioCryst Pharmaceuticals, Inc. (a)(d)	2,030	23,203
Biogen Idec, Inc. (a)	124,012	6,480,867
BioMarin Pharmaceutical, Inc. (a)(d)	52,480	897,933
Biopure Corp. Class A (a)(d)	907	735
BioSphere Medical, Inc. (a)	800	5,464
Boston Life Sciences, Inc. (a)(d)	1,080	2,581
Celgene Corp. (a)	126,565	7,053,467
Cell Genesys, Inc. (a)(d)	6,687	25,946
Cell Therapeutics, Inc. (a)(d)	4,949	9,007
Cephalon, Inc. (a)(d)	21,476	1,607,693
Cepheid, Inc. (a)(d)	43,127	407,119
Coley Pharmaceutical Group, Inc. (a)(d)	8,285	95,360
Cubist Pharmaceuticals, Inc. (a)	19,544	397,916
CuraGen Corp. (a)(d)	5,707	24,997
CV Therapeutics, Inc. (a)(d)	12,352	147,977
Cytogen Corp. (a)(d)	370	907
Cytokinetics, Inc. (a)	14,366	108,463
Dendreon Corp. (a)(d)	21,684	93,241
Digene Corp. (a)(d)	12,665	647,182
Dyax Corp. (a)	11,447	36,401
Embrex, Inc. (a)	2,627	43,740
Encysive Pharmaceuticals, Inc. (a)(d)	17,196	103,864
EntreMed, Inc. (a)	3,700	7,363
Enzon Pharmaceuticals, Inc. (a)(d)	46,219	385,004
Exact Sciences Corp. (a)	3,245	7,042
Genaera Corp. (a)(d)	7,533	2,787
Genelabs Technologies, Inc. (a)(d)	1,960	3,469
Genentech, Inc. (a)(d)	177,560	14,515,530
Genitope Corp. (a)(d)	14,102	50,485
Genta, Inc. (a)(d)	27,794	22,235
GenVec, Inc. (a)	20,350	27,066
Genzyme Corp. (a)	92,096	5,930,982
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Geron Corp. (a)(d)	39,828	$ 315,836
Gilead Sciences, Inc. (a)	160,351	10,570,338
GTC Biotherapeutics, Inc. (a)(d)	4,100	4,961
Hemispherx Biopharma, Inc. (a)(d)	800	1,592
Human Genome Sciences, Inc. (a)(d)	62,626	784,078
ICOS Corp. (a)(d)	27,378	884,036
Idenix Pharmaceuticals, Inc. (a)(d)	4,502	42,319
IDM Pharma, Inc. (a)	442	1,450
ImClone Systems, Inc. (a)(d)	24,434	730,577
ImmunoGen, Inc. (a)	2,572	14,120
Immunomedics, Inc. (a)(d)	5,227	13,329
Incyte Corp. (a)(d)	29,873	156,535
Indevus Pharmaceuticals, Inc. (a)(d)	9,649	72,753
Infinity Pharmaceuticals, Inc. (a)	53	747
InterMune, Inc. (a)(d)	4,234	90,608
Introgen Therapeutics, Inc. (a)(d)	6,886	30,780
Isis Pharmaceuticals, Inc. (a)	44,948	458,919
Keryx Biopharmaceuticals, Inc. (a)(d)	23,883	329,585
Kosan Biosciences, Inc. (a)	1,712	9,074
La Jolla Pharmaceutical Co. (a)(d)	2,083	6,916
Lexicon Genetics, Inc. (a)(d)	6,506	24,137
Ligand Pharmaceuticals, Inc. Class B (a)	15,845	169,858
MannKind Corp. (a)(d)	13,867	227,419
Martek Biosciences (a)(d)	10,073	246,789
Maxygen, Inc. (a)	6,687	59,514
Medarex, Inc. (a)(d)	62,112	837,891
MedImmune, Inc. (a)	83,116	2,717,062
Millennium Pharmaceuticals, Inc. (a)	108,598	1,221,728
Momenta Pharmaceuticals, Inc. (a)(d)	11,130	192,883
Monogram Biosciences, Inc. (a)	20,122	33,805
Myriad Genetics, Inc. (a)(d)	13,047	396,629
Nabi Biopharmaceuticals (a)(d)	12,447	87,876
Neopharm, Inc. (a)(d)	3,904	28,538
Neose Technologies, Inc. (a)	1,356	3,363
Neurocrine Biosciences, Inc. (a)	15,860	146,546
Neurogen Corp. (a)	500	2,705
Northfield Laboratories, Inc. (a)(d)	11,290	173,189
Novavax, Inc. (a)(d)	6,883	34,415
NPS Pharmaceuticals, Inc. (a)	6,507	33,316
Nuvelo, Inc. (a)(d)	19,505	374,691
ONYX Pharmaceuticals, Inc. (a)	8,567	149,923
Orchid Cellmark, Inc. (a)(d)	3,164	10,188
Orthologic Corp. (a)	7,445	10,125
Oscient Pharmaceuticals Corp. (a)	693	4,089
OSI Pharmaceuticals, Inc. (a)(d)	24,694	905,776
Palatin Technologies, Inc. (a)	13,627	28,480
Panacos Pharmaceuticals, Inc. (a)	50,213	325,380
PDL BioPharma, Inc. (a)(d)	37,242	845,766
Peregrine Pharmaceuticals, Inc. (a)	8,337	10,338
Pharmacopeia Drug Discovery, Inc. (a)	2,082	8,536
Pharmacyclics, Inc. (a)	4,815	27,205

	Shares	Value
Pharmion Corp. (a)	10,783	$ 266,987
PRAECIS Pharmaceuticals, Inc. (a)	1,750	3,413
Progenics Pharmaceuticals, Inc. (a)	15,270	418,093
Regeneron Pharmaceuticals, Inc. (a)(d)	33,166	713,401
Renovis, Inc. (a)	10,098	32,314
Repligen Corp. (a)	6,096	17,800
Rigel Pharmaceuticals, Inc. (a)	8,617	94,701
Sangamo Biosciences, Inc. (a)(d)	1,300	10,283
Savient Pharmaceuticals, Inc. (a)	30,093	351,185
SciClone Pharmaceuticals, Inc. (a)(d)	7,834	19,428
Seattle Genetics, Inc. (a)	8,162	44,809
Senomyx, Inc. (a)(d)	19,558	263,251
Sirna Therapeutics, Inc. (a)(d)	11,352	146,214
Solexa, Inc. (a)	12,623	154,758
Sonus Pharmaceuticals, Inc. (a)	200	1,170
StemCells, Inc. (a)	7,323	21,823
Tanox, Inc. (a)(d)	6,042	118,604
Tapestry Pharmaceuticals, Inc. (a)	630	1,166
Telik, Inc. (a)(d)	13,264	225,621
Theravance, Inc. (a)(d)	27,633	864,637
Titan Pharmaceuticals, Inc. (a)(d)	1,300	2,782
TorreyPines Therapeutics, Inc. (a)	3,331	21,085
Trimeris, Inc. (a)(d)	2,866	32,988
United Therapeutics Corp. (a)	7,994	465,411
Vanda Pharmaceuticals, Inc. (d)	9,603	143,469
Vertex Pharmaceuticals, Inc. (a)	42,411	1,878,807
Vical, Inc. (a)	1,900	12,217
Vion Pharmaceuticals, Inc. (a)	4,500	7,425
Viragen, Inc. (a)(d)	1,410	296
XOMA Ltd. (a)	13,136	29,819
Zymogenetics, Inc. (a)(d)	16,580	260,472
		102,851,589
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	11,989	231,508
Abiomed, Inc. (a)	5,492	69,584
Adeza Biomedical Corp. (a)	5,971	91,356
Advanced Medical Optics, Inc. (a)(d)	26,399	924,229
Aksys Ltd. (d)	2,317	1,251
Align Technology, Inc. (a)	14,387	188,901
American Medical Systems Holdings, Inc. (a)	27,974	481,433
Analogic Corp.	2,627	138,968
Angiodynamics, Inc. (a)(d)	5,971	124,973
Arrow International, Inc.	7,723	269,842
ArthroCare Corp. (a)	11,130	463,787
Aspect Medical Systems, Inc. (a)(d)	6,586	124,871
Atrion Corp.	239	17,927
Bausch & Lomb, Inc.	22,290	1,079,282
Baxter International, Inc.	245,318	10,975,527
Beckman Coulter, Inc.	19,541	1,159,758
Becton, Dickinson & Co.	87,116	6,247,960
BioLase Technology, Inc. (a)	4,009	34,558
Biomet, Inc.	84,643	3,200,352
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Biosite, Inc. (a)(d)	6,094	$ 297,509
Boston Scientific Corp. (a)	486,723	7,699,958
C.R. Bard, Inc.	48,177	3,964,485
Candela Corp. (a)(d)	10,141	133,861
Cantel Medical Corp. (a)	10,922	152,471
Cardiac Science Corp. (a)	1,171	9,555
Cardiodynamics International Corp. (a)	8,210	6,814
Cerus Corp. (a)(d)	7,762	60,388
Cholestech Corp. (a)	3,529	64,863
Clarient, Inc. (a)(d)	3,500	4,410
Conceptus, Inc. (a)	4,009	91,926
CONMED Corp. (a)	5,851	129,483
Conor Medsystems, Inc. (a)(d)	25,545	825,614
Cooper Companies, Inc. (d)	14,322	772,958
Cutera, Inc. (a)	5,971	168,024
Cyberonics, Inc. (a)(d)	4,454	108,678
Cytyc Corp. (a)(d)	39,651	1,039,649
Dade Behring Holdings, Inc.	28,316	1,072,044
Datascope Corp.	3,463	117,326
DENTSPLY International, Inc. (d)	44,449	1,419,257
DexCom, Inc. (a)	17,534	197,433
DiaSys Corp. (a)	2,600	286
DJO, Inc. (a)(d)	8,262	351,300
Edwards Lifesciences Corp. (a)	21,469	984,139
EPIX Pharmaceuticals, Inc. (a)	2,304	10,621
ev3, Inc. (a)(d)	3,241	53,768
Exactech, Inc. (a)	2,735	38,345
Fonar Corp. (a)	20,925	7,115
Foxhollow Technologies, Inc. (a)(d)	3,172	84,026
Gen-Probe, Inc. (a)	18,281	891,016
Greatbatch, Inc. (a)	3,821	99,384
Haemonetics Corp. (a)(d)	9,510	430,613
HealthTronics, Inc. (a)	8,119	54,560
Hillenbrand Industries, Inc.	22,502	1,301,966
Hologic, Inc. (a)	17,146	857,814
Hospira, Inc. (a)	62,683	2,056,002
I-Flow Corp. (a)(d)	11,248	162,309
ICU Medical, Inc. (a)	5,433	219,548
IDEXX Laboratories, Inc. (a)	10,878	920,823
Immucor, Inc. (a)	21,459	577,247
Implant Sciences Corp. (a)(d)	200	488
Integra LifeSciences Holdings Corp. (a)(d)	4,777	197,816
IntraLase Corp. (a)(d)	26,476	555,996
Intuitive Surgical, Inc. (a)(d)	11,871	1,206,331
Invacare Corp. (d)	17,763	415,477
Inverness Medical Innovations, Inc. (a)(d)	12,177	475,025
IRIS International, Inc. (a)	8,470	76,061
IVAX Diagnostics, Inc. (a)	3,600	5,040
Kensey Nash Corp. (a)(d)	1,684	51,665
Kewaunee Scientific Corp.	1,601	14,473
Kinetic Concepts, Inc. (a)(d)	19,216	697,541

	Shares	Value
Kyphon, Inc. (a)(d)	18,589	$ 627,751
LifeCell Corp. (a)(d)	18,834	410,770
Medical Action Industries, Inc. (a)	3,344	105,068
Medtronic, Inc.	411,511	21,452,068
Mentor Corp. (d)	12,697	634,215
Meridian Bioscience, Inc.	20,333	494,702
Merit Medical Systems, Inc. (a)	3,826	61,254
Microtek Medical Holdings, Inc. (a)	11,278	45,225
Neogen Corp. (a)	1,941	39,461
Neoprobe Corp. (a)	100	26
North American Scientific, Inc. (a)(d)	2,705	2,624
NuVasive, Inc. (a)(d)	32,642	750,766
OraSure Technologies, Inc. (a)	13,767	118,534
Osteotech, Inc. (a)	3,427	19,294
Palomar Medical Technologies, Inc. (a)(d)	10,806	539,760
PLC Systems, Inc. (a)	400	292
PolyMedica Corp. (d)	5,662	224,045
Possis Medical, Inc. (a)	3,702	45,609
Quidel Corp. (a)(d)	7,506	102,157
Regeneration Technologies, Inc. (a)	3,005	17,940
ResMed, Inc. (a)(d)	30,669	1,533,450
Respironics, Inc. (a)	22,490	810,989
Retractable Technologies, Inc. (a)	6,105	16,972
Sirona Dental Systems, Inc. (d)	3,582	132,391
Somanetics Corp. (a)(d)	5,971	115,778
Sonic Innovations, Inc. (a)	3,941	20,690
SonoSite, Inc. (a)(d)	9,861	315,059
St. Jude Medical, Inc. (a)	128,864	4,802,761
Staar Surgical Co. (a)	3,978	27,886
Steris Corp.	18,686	480,978
Strategic Diagnostics, Inc. (a)	3,100	10,478
Stryker Corp.	95,795	4,967,929
SurModics, Inc. (a)(d)	2,985	100,833
Symmetry Medical, Inc. (a)(d)	14,077	191,306
Synovis Life Technologies, Inc. (a)	1,000	8,250
The Spectranetics Corp. (a)	20,955	228,410
Theragenics Corp. (a)	1,300	4,355
Thermogenesis Corp. (a)(d)	73,719	353,851
Thoratec Corp. (a)	31,669	466,484
TriPath Imaging, Inc. (a)	5,015	46,188
Urologix, Inc. (a)	3,800	8,930
Varian Medical Systems, Inc. (a)	48,421	2,383,282
Viasys Healthcare, Inc. (a)(d)	26,571	749,568
Vital Signs, Inc.	1,598	88,194
West Pharmaceutical Services, Inc. (d)	14,675	720,543
Wright Medical Group, Inc. (a)	27,921	668,150
Young Innovations, Inc.	2,508	89,536
Zimmer Holdings, Inc. (a)	81,916	5,976,591
Zoll Medical Corp. (a)	1,902	98,638
		108,069,599
Health Care Providers & Services - 2.3%
Aetna, Inc.	197,506	8,158,973
Alliance Imaging, Inc. (a)	5,330	31,767
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Amedisys, Inc. (a)(d)	6,987	$ 273,681
American Dental Partners, Inc. (a)	4,710	83,461
AMERIGROUP Corp. (a)	23,431	801,106
AmerisourceBergen Corp.	77,811	3,578,528
AMN Healthcare Services, Inc. (a)	23,002	638,306
AmSurg Corp. (a)	12,681	260,341
Apria Healthcare Group, Inc. (a)(d)	13,320	332,600
Assisted Living Concepts, Inc. (a)	49,001	428,269
BioScrip, Inc. (a)	8,518	27,939
Brookdale Senior Living, Inc. (d)	18,026	822,887
BSML, Inc. (a)(d)	465	860
Cardinal Health, Inc.	164,055	10,601,234
Caremark Rx, Inc.	156,241	7,390,199
Centene Corp. (a)	15,579	405,989
Chemed Corp.	11,292	422,547
CIGNA Corp.	39,453	4,973,051
Community Health Systems, Inc. (a)(d)	34,685	1,213,975
Corvel Corp. (a)(d)	1,973	112,974
Coventry Health Care, Inc. (a)	58,646	2,822,632
Cross Country Healthcare, Inc. (a)(d)	7,031	139,565
Cryolife, Inc.	4,384	28,978
DaVita, Inc. (a)	34,327	1,826,540
Dialysis Corp. of America (a)	3,005	40,027
Express Scripts, Inc. (a)	39,412	2,687,898
Five Star Quality Care, Inc. (a)(d)	325	3,305
Genesis HealthCare Corp. (a)	10,566	489,206
Gentiva Health Services, Inc. (a)	8,630	138,425
Hanger Orthopedic Group, Inc. (a)	3,419	23,933
Health Management Associates, Inc. Class A	77,469	1,588,115
Health Net, Inc. (a)	42,929	1,980,744
HealthExtras, Inc. (a)	6,788	145,127
HealthSouth Corp. (a)	27,400	653,490
Healthspring, Inc. (d)	18,277	352,929
Healthways, Inc. (a)	10,898	500,981
Henry Schein, Inc. (a)(d)	26,632	1,372,347
HMS Holdings Corp. (a)	400	5,540
Hooper Holmes, Inc.	7,290	24,494
Humana, Inc. (a)	59,408	3,213,973
InVentiv Health, Inc. (a)(d)	17,853	541,124
Kindred Healthcare, Inc. (a)	17,467	449,251
Laboratory Corp. of America Holdings (a)	40,791	2,888,003
Landauer, Inc.	1,672	90,940
LCA-Vision, Inc.	7,643	269,034
LHC Group, Inc. (a)	14,902	412,338
LifePoint Hospitals, Inc. (a)	15,049	522,351
Lincare Holdings, Inc. (a)(d)	30,771	1,159,144
Magellan Health Services, Inc. (a)	16,053	706,011
Manor Care, Inc. (d)	26,054	1,238,086

	Shares	Value
Matria Healthcare, Inc. (a)(d)	4,299	$ 125,746
McKesson Corp.	111,139	5,490,267
Medcath Corp. (a)	8,479	219,437
Medco Health Solutions, Inc. (a)	106,420	5,343,348
Medical Staffing Network Holdings, Inc. (a)	4,777	27,945
Molina Healthcare, Inc. (a)	5,873	199,623
National Healthcare Corp.	2,394	132,269
Nighthawk Radiology Holdings, Inc.	15,857	344,573
Odyssey Healthcare, Inc. (a)(d)	14,808	183,323
Omnicare, Inc.	39,970	1,586,409
Option Care, Inc.	7,510	105,741
Owens & Minor, Inc.	13,189	409,255
Patterson Companies, Inc. (a)	43,169	1,602,002
PDI, Inc. (a)	1,588	16,198
Pediatrix Medical Group, Inc. (a)	17,497	842,481
Providence Service Corp. (a)(d)	1,194	31,892
PSS World Medical, Inc. (a)(d)	20,301	425,103
Psychiatric Solutions, Inc. (a)(d)	16,446	598,470
Quest Diagnostics, Inc.	54,105	2,876,763
RehabCare Group, Inc. (a)	15,055	188,639
ResCare, Inc. (a)	2,866	52,706
Rural/Metro Corp. (a)(d)	7,404	63,526
Sierra Health Services, Inc. (a)	17,573	615,934
SRI/Surgical Express, Inc. (a)	900	3,825
Sunrise Senior Living, Inc. (a)(d)	16,767	534,867
Symbion, Inc. (a)	12,792	227,058
Tenet Healthcare Corp. (a)	179,112	1,269,904
Triad Hospitals, Inc. (a)(d)	27,230	1,157,820
U.S. Physical Therapy, Inc. (a)	3,075	36,039
United Surgical Partners International, Inc. (a)	12,830	326,524
UnitedHealth Group, Inc.	484,281	23,768,511
Universal Health Services, Inc. Class B	20,026	1,105,635
VCA Antech, Inc. (a)(d)	28,425	916,422
VistaCare, Inc. Class A (a)	3,424	38,383
Wellcare Health Plans, Inc. (a)(d)	15,442	997,090
WellPoint, Inc. (a)	235,049	17,786,158
		136,523,104
Health Care Technology - 0.2%
A.D.A.M., Inc. (a)	1,800	10,692
Allscripts Healthcare Solutions, Inc. (a)(d)	21,614	603,463
AMICAS, Inc. (a)	9,737	26,777
Cerner Corp. (a)(d)	20,407	980,964
Claimsnet.com, Inc. (a)	3,100	496
Computer Programs & Systems, Inc.	2,546	91,656
Dendrite International, Inc. (a)	7,257	76,199
Eclipsys Corp. (a)(d)	19,157	405,554
Emageon, Inc. (a)	20,901	334,834
Emdeon Corp. (a)	114,372	1,355,308
IMS Health, Inc.	71,060	1,952,018
Merge Technologies, Inc. (a)	11,344	69,085
Omnicell, Inc. (a)(d)	29,246	549,825
Per-Se Technologies, Inc. (a)(d)	12,717	350,608
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Phase Forward, Inc. (a)(d)	23,819	$ 356,094
ProxyMed, Inc. (a)	63	302
TriZetto Group, Inc. (a)	17,011	294,120
Vital Images, Inc. (a)(d)	11,918	384,594
WebMD Health Corp. Class A (a)(d)	8,782	320,806
		8,163,395
Life Sciences Tools & Services - 0.4%
Accelrys, Inc. (a)	4,972	30,130
Advanced Magnetics, Inc. (a)	8,266	460,582
Affymetrix, Inc. (a)(d)	28,601	723,605
Albany Molecular Research, Inc. (a)	5,732	63,625
Alliance Pharmaceutical Corp. (a)	300	31
Applera Corp.:
- Applied Biosystems Group	63,298	2,306,579
- Celera Genomics Group (a)(d)	21,539	309,085
Bio-Rad Laboratories, Inc. Class A (a)(d)	9,056	714,971
BioVeris Corp. (a)	6,768	65,040
Bruker BioSciences Corp. (a)	14,837	114,690
Caliper Life Sciences, Inc. (a)	5,632	31,708
Cambrex Corp.	21,547	475,542
Charles River Laboratories International, Inc. (a)	21,436	894,953
Ciphergen Biosystems, Inc. (a)	2,209	2,319
Covance, Inc. (a)	19,637	1,175,667
Cryo-Cell International, Inc. (a)	9,581	24,432
Dionex Corp. (a)(d)	12,755	733,540
Diversa Corp. (a)	7,284	82,892
Enzo Biochem, Inc. (a)(d)	6,097	93,284
eResearchTechnology, Inc. (a)(d)	8,484	54,467
Exelixis, Inc. (a)(d)	45,977	396,322
Gene Logic, Inc. (a)	4,200	6,300
Harvard Bioscience, Inc. (a)	786	3,608
Illumina, Inc. (a)(d)	18,373	707,912
Invitrogen Corp. (a)(d)	19,940	1,097,099
Kendle International, Inc. (a)	3,463	121,309
Luminex Corp. (a)(d)	12,155	155,706
Millipore Corp. (a)(d)	17,684	1,209,762
Molecular Devices Corp. (a)	6,809	143,738
Nanogen, Inc. (a)	1,100	2,233
Nektar Therapeutics (a)(d)	48,707	804,153
New Brunswick Scientific, Inc. (a)	3,873	30,984
PAREXEL International Corp. (a)	5,613	155,873
PerkinElmer, Inc.	49,185	1,065,839
Pharmaceutical Product Development, Inc.	31,915	1,008,195
PharmaNet Development Group, Inc. (a)(d)	5,555	126,432
PRA International (a)(d)	6,087	176,280
Sequenom, Inc. (a)	2,480	13,218
Techne Corp. (a)	17,057	917,155
Thermo Fisher Scientific, Inc. (a)	139,054	6,094,737

	Shares	Value
Third Wave Technologies, Inc. (a)	8,600	$ 42,656
Tripos, Inc. (a)	2,100	1,533
Varian, Inc. (a)	9,977	439,786
Ventana Medical Systems, Inc. (a)	11,828	497,841
Waters Corp. (a)	33,430	1,672,837
		25,248,650
Pharmaceuticals - 5.2%
Abbott Laboratories	572,305	26,703,751
Abraxis BioScience, Inc. (a)	8,880	238,162
Acusphere, Inc. (a)(d)	2,800	8,092
Adams Respiratory Therapeutics, Inc. (a)(d)	6,687	263,267
Adolor Corp. (a)	25,094	196,737
Advancis Pharmaceutical Corp. (a)(d)	2,800	10,920
Allergan, Inc.	53,649	6,254,400
Alpharma, Inc. Class A	16,165	354,014
Atherogenics, Inc. (a)(d)	6,856	84,603
AVANIR Pharmaceuticals Class A (a)(d)	21,996	62,689
Barr Pharmaceuticals, Inc. (a)	40,653	2,076,555
Bentley Pharmaceuticals, Inc. (a)(d)	2,936	26,982
Bradley Pharmaceuticals, Inc. (a)	2,005	42,225
Bristol-Myers Squibb Co.	694,462	17,243,491
CNS., Inc.	8,098	302,217
Collagenex Pharmaceuticals, Inc. (a)(d)	2,627	34,571
Columbia Laboratories, Inc. (a)(d)	7,190	31,061
Connetics Corp. (a)(d)	6,188	107,424
Cypress Bioscience, Inc. (a)(d)	3,268	28,301
DepoMed, Inc. (a)(d)	8,176	27,635
Discovery Laboratories, Inc. (a)(d)	3,800	8,056
Durect Corp. (a)(d)	9,673	45,270
Eli Lilly & Co.	344,192	18,445,249
Emisphere Technologies, Inc. (a)	3,941	21,400
Endo Pharmaceuticals Holdings, Inc. (a)(d)	44,609	1,209,350
Epicept Corp. (a)(d)	305	488
Forest Laboratories, Inc. (a)	111,309	5,420,748
Hi-Tech Pharmacal Co., Inc. (a)	2,015	28,714
Hollis-Eden Pharmaceuticals, Inc. (a)(d)	1,300	7,137
Immtech Pharmaceuticals, Inc. (a)(d)	1,200	7,908
Inspire Pharmaceuticals, Inc. (a)	17,519	83,390
Johnson & Johnson	1,060,443	69,893,798
King Pharmaceuticals, Inc. (a)	85,260	1,409,348
Kos Pharmaceuticals, Inc. (a)	7,165	556,935
KV Pharmaceutical Co. Class A (a)	25,710	624,753
Matrixx Initiatives, Inc. (a)(d)	3,709	72,548
Medicines Co. (a)	13,232	377,774
Medicis Pharmaceutical Corp. Class A (d)	23,715	874,609
Merck & Co., Inc.	787,435	35,048,732
MGI Pharma, Inc. (a)(d)	37,405	709,573
Mylan Laboratories, Inc.	73,037	1,481,921
Nastech Pharmaceutical Co., Inc. (a)(d)	25,476	474,873
New River Pharmaceuticals, Inc. (a)(d)	5,250	257,670
NitroMed, Inc. (a)(d)	7,065	15,260
Noven Pharmaceuticals, Inc. (a)(d)	3,931	93,204
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pain Therapeutics, Inc. (a)(d)	2,913	$ 24,935
Par Pharmaceutical Companies, Inc. (a)	9,270	182,804
Penwest Pharmaceuticals Co. (a)(d)	3,340	57,415
Perrigo Co.	28,076	470,273
Pfizer, Inc.	2,649,397	72,831,924
Pharmos Corp. (a)(d)	2,500	4,475
Pozen, Inc. (a)	3,149	51,738
Salix Pharmaceuticals Ltd. (a)(d)	14,324	201,252
Santarus, Inc. (a)(d)	14,630	109,871
Schering-Plough Corp.	532,193	11,713,568
Sciele Pharma, Inc. (a)(d)	14,633	330,852
Sepracor, Inc. (a)(d)	41,712	2,327,947
Spectrum Pharmaceuticals, Inc. (a)	192	1,008
SuperGen, Inc. (a)	6,806	32,329
Valeant Pharmaceuticals International (d)	38,701	649,790
ViroPharma, Inc. (a)(d)	32,812	505,633
Vivus, Inc. (a)	9,023	36,633
Warner Chilcott Ltd.	26,338	363,728
Watson Pharmaceuticals, Inc. (a)	33,750	866,363
Wyeth	473,469	22,859,083
Xenoport, Inc. (a)	15,634	419,304
Zila, Inc. (a)	4,200	11,214
		305,317,944
TOTAL HEALTH CARE		686,174,281
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.0%
AAR Corp. (a)	25,963	690,356
AeroCentury Corp. (a)	800	4,560
Alliant Techsystems, Inc. (a)(d)	13,367	1,033,403
Applied Signal Technology, Inc.	2,269	35,941
Argon ST, Inc. (a)(d)	14,975	339,483
Armor Holdings, Inc. (a)(d)	10,956	619,562
Astronics Corp. (a)	2,747	47,523
BE Aerospace, Inc. (a)	24,559	643,691
Ceradyne, Inc. (a)(d)	7,036	371,642
Cubic Corp.	5,635	125,097
Curtiss-Wright Corp.	14,583	518,426
DRS Technologies, Inc.	12,970	644,479
Ducommun, Inc. (a)	3,105	71,322
DynCorp International, Inc. Class A	8,722	114,258
EDO Corp. (d)	3,941	86,426
Essex Corp. (a)(d)	16,858	401,389
Esterline Technologies Corp. (a)(d)	9,560	372,266
GenCorp, Inc. (non-vtg.) (a)(d)	10,628	146,773
General Dynamics Corp.	130,318	9,752,999
Goodrich Corp.	37,905	1,705,725
Heico Corp. Class A	5,890	177,289
Herley Industries, Inc. (a)	3,619	58,411

	Shares	Value
Hexcel Corp. (a)(d)	36,077	$ 645,778
Honeywell International, Inc.	252,614	10,857,350
Irvine Sensors Corp. (a)(d)	430	817
KBR, Inc.	2,593	57,409
L-3 Communications Holdings, Inc.	40,812	3,356,787
Ladish Co., Inc. (a)(d)	5,776	194,882
Lockheed Martin Corp.	115,042	10,405,549
Moog, Inc. Class A (a)	18,911	691,764
MTC Technologies, Inc. (a)	2,985	77,879
Northrop Grumman Corp.	125,537	8,402,191
Orbital Sciences Corp. (a)	33,015	598,232
Precision Castparts Corp.	44,431	3,352,763
Raytheon Co.	149,909	7,651,355
Rockwell Collins, Inc.	65,422	3,946,909
Spirit AeroSystems Holdings, Inc. Class A	5,984	174,434
Stanley, Inc.	649	10,884
Sypris Solutions, Inc.	3,224	24,051
Taser International, Inc. (a)(d)	14,214	120,535
Teledyne Technologies, Inc. (a)	9,982	401,276
The Boeing Co.	265,315	23,488,337
Triumph Group, Inc.	6,096	323,454
United Industrial Corp.	3,821	186,809
United Technologies Corp.	337,692	21,791,265
		114,721,731
Air Freight & Logistics - 0.7%
ABX Air, Inc. (a)	17,036	107,838
Atlas Air Worldwide Holdings, Inc. (a)(d)	5,919	250,729
C.H. Robinson Worldwide, Inc.	62,570	2,753,080
Dynamex, Inc. (a)	4,777	110,110
EGL, Inc. (a)	12,029	384,206
Expeditors International of Washington, Inc.	74,851	3,386,259
FedEx Corp.	100,104	11,555,005
Forward Air Corp.	10,568	351,914
Hub Group, Inc. Class A (d)	17,492	499,222
Pacer International, Inc. (d)	12,582	376,831
United Parcel Service, Inc. Class B	223,634	17,425,561
UTI Worldwide, Inc.	23,433	698,303
		37,899,058
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	26,672	331,533
Alaska Air Group, Inc. (a)(d)	13,794	567,347
AMR Corp. (a)	76,504	2,445,068
Continental Airlines, Inc. Class B (a)(d)	31,139	1,265,489
ExpressJet Holdings, Inc. Class A (a)	8,063	63,698
Frontier Airlines Holdings, Inc. (a)(d)	6,844	56,121
Great Lakes Aviation Ltd. (a)	200	400
JetBlue Airways Corp. (a)(d)	57,484	785,231
MAIR Holdings, Inc. (a)(d)	6,324	36,110
Mesa Air Group, Inc. (a)(d)	12,128	99,086
Midwest Air Group, Inc. (a)(d)	400	3,312
Pinnacle Airlines Corp. (a)	11,846	116,446
Republic Airways Holdings, Inc. (a)	14,499	250,398
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
SkyWest, Inc.	24,270	$ 612,575
Southwest Airlines Co.	281,459	4,421,721
UAL Corp. (a)(d)	33,454	1,357,563
US Airways Group, Inc. (a)(d)	21,318	1,210,010
		13,622,108
Building Products - 0.2%
Aaon, Inc.	2,681	74,854
American Standard Companies, Inc.	59,417	2,662,476
American Woodmark Corp.	8,120	316,599
Ameron International Corp.	7,610	572,348
Apogee Enterprises, Inc.	7,704	132,124
Armstrong World Industries, Inc. (a)	10,073	412,993
Builders FirstSource, Inc. (a)	7,165	119,226
ElkCorp	10,752	386,534
Goodman Global, Inc. (d)	6,730	107,747
Griffon Corp. (a)(d)	6,305	150,311
International Smart Sourcing, Inc. (a)	2,500	300
Jacuzzi Brands, Inc. (a)	15,602	195,493
Lennox International, Inc.	22,427	655,765
Masco Corp.	146,362	4,199,126
NCI Building Systems, Inc. (a)(d)	8,960	494,413
Owens Corning (a)(d)	28,900	895,900
Patrick Industries, Inc. (a)	600	7,272
PW Eagle, Inc. (d)	836	28,541
Quixote Corp.	700	13,468
Simpson Manufacturing Co. Ltd. (d)	12,202	377,896
Trex Co., Inc. (a)(d)	1,672	37,871
Universal Forest Products, Inc.	10,472	488,414
USG Corp. (a)(d)	25,966	1,447,085
		13,776,756
Commercial Services & Supplies - 1.0%
Ablest, Inc. (a)	1,000	6,310
ABM Industries, Inc.	37,140	771,398
ACCO Brands Corp. (a)	12,647	321,107
Adesa, Inc.	33,324	880,420
Administaff, Inc.	5,747	241,834
Advisory Board Co. (a)	12,085	670,355
Allied Waste Industries, Inc.	91,597	1,161,450
American Ecology Corp.	4,777	99,839
American Reprographics Co. (a)(d)	18,051	564,274
Angelica Corp.	2,508	54,925
APAC Customer Services, Inc. (a)	4,300	12,556
Aramark Corp. Class B	36,350	1,212,273
Avery Dennison Corp.	28,811	1,943,878
Banta Corp.	7,626	276,214
Barrett Business Services, Inc. (a)	2,508	60,192
Bowne & Co., Inc.	6,217	98,353
Brady Corp. Class A (d)	15,414	591,589
Casella Waste Systems, Inc. Class A (a)	2,897	31,606
CBIZ, Inc. (a)(d)	9,995	69,965

	Shares	Value
CDI Corp.	7,155	$ 186,245
Central Parking Corp. (d)	7,395	135,033
Cenveo, Inc. (a)(d)	19,834	394,300
ChoicePoint, Inc. (a)	28,188	1,036,755
Cintas Corp.	47,396	2,000,111
Clean Harbors, Inc.	7,762	331,670
Comsys IT Partners, Inc. (a)	36	663
Consolidated Graphics, Inc. (a)(d)	3,224	188,604
Copart, Inc. (a)(d)	19,277	582,358
Cornell Companies, Inc. (a)	1,672	30,096
Corporate Executive Board Co.	12,577	1,190,036
Corrections Corp. of America (a)	24,498	1,113,434
CoStar Group, Inc. (a)(d)	5,458	269,134
Covanta Holding Corp. (a)(d)	33,493	739,525
CRA International, Inc. (a)	1,355	69,959
Deluxe Corp.	16,381	403,300
Diamond Management & Technology Consultants, Inc.	6,807	75,898
Dun & Bradstreet Corp. (a)(d)	21,618	1,777,432
Ennis, Inc.	4,422	100,866
Equifax, Inc.	41,517	1,577,231
First Consulting Group, Inc. (a)	5,881	73,160
FTI Consulting, Inc. (a)(d)	17,622	473,679
G&K Services, Inc. Class A	4,538	179,659
Global Cash Access Holdings, Inc. (a)	20,102	322,235
GP Strategies Corp. (a)	1,600	12,496
Healthcare Services Group, Inc. (d)	4,568	114,200
Heidrick & Struggles International, Inc. (a)(d)	9,033	377,941
Herman Miller, Inc.	18,200	639,002
HNI Corp.	13,525	633,511
Hudson Highland Group, Inc. (a)(d)	6,919	123,504
Huron Consulting Group, Inc. (a)(d)	19,198	789,806
ICT Group, Inc. (a)(d)	4,570	153,232
IHS, Inc. Class A (d)	11,384	421,777
IKON Office Solutions, Inc. (d)	57,292	926,412
Innotrac Corp. (a)	1,400	4,480
Integrated Alarm Services Group, Inc. (a)(d)	3,200	9,568
Intersections, Inc. (a)	8,825	90,192
John H. Harland Co.	12,600	540,288
Kelly Services, Inc. Class A (non-vtg.)	6,364	185,447
Kenexa Corp. (a)	14,889	459,326
Kforce, Inc. (a)	5,681	75,614
Knoll, Inc.	22,702	472,429
Korn/Ferry International (a)(d)	16,218	378,042
Labor Ready, Inc. (a)(d)	15,670	296,476
Layne Christensen Co. (a)	17,263	531,528
Learning Tree International, Inc. (a)	3,821	34,848
LECG Corp. (a)	11,382	208,177
M&F Worldwide Corp. (a)	500	8,205
Manpower, Inc.	28,438	2,019,098
McGrath RentCorp.	5,971	188,087
Mine Safety Appliances Co. (d)	7,523	271,656
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mobile Mini, Inc. (a)(d)	17,086	$ 469,182
Monster Worldwide, Inc. (a)	44,885	1,959,230
Navigant Consulting, Inc. (a)(d)	13,467	256,546
On Assignment, Inc. (a)	5,613	61,294
PeopleSupport, Inc. (a)(d)	8,359	185,403
PHH Corp. (a)	23,803	685,050
Pitney Bowes, Inc.	70,720	3,259,485
Protection One, Inc.	91	1,134
R.R. Donnelley & Sons Co.	69,766	2,460,647
RCM Technologies, Inc. (a)	1,400	8,638
Republic Services, Inc.	39,457	1,636,676
Resources Connection, Inc. (a)(d)	18,025	523,266
Robert Half International, Inc.	59,020	2,277,582
Rollins, Inc.	20,133	441,114
SAIC, Inc.	25,367	481,212
Schawk, Inc. Class A (d)	4,896	93,856
School Specialty, Inc. (a)(d)	6,351	235,305
Sirva, Inc. (a)	5,080	19,304
SITEL Corp. (a)	6,079	25,106
Spherion Corp. (a)	12,430	89,496
Spherix, Inc. (a)	2,713	5,507
Standard Register Co.	7,404	92,180
Steelcase, Inc. Class A	18,779	332,388
Stericycle, Inc. (a)(d)	10,382	751,864
Synagro Technologies, Inc.	127,360	576,941
TeamStaff, Inc. (a)	1,300	1,703
Teletech Holdings, Inc. (a)	10,211	230,564
Tetra Tech, Inc. (a)	27,267	475,809
The Brink's Co.	15,474	868,710
The Geo Group, Inc. (a)	7,165	269,117
TRC Companies, Inc. (a)	3,582	34,208
TRM Corp. (a)(d)	1,400	2,016
United Stationers, Inc. (a)(d)	8,883	411,994
Venture Catalyst, Inc. (a)	3,800	9,614
Viad Corp.	5,252	206,456
Volt Information Sciences, Inc. (a)(d)	1,672	78,016
Waste Connections, Inc. (a)(d)	16,759	676,226
Waste Management, Inc.	204,423	7,483,926
Watson Wyatt Worldwide, Inc. Class A (d)	20,550	953,520
		60,915,548
Construction & Engineering - 0.2%
Comfort Systems USA, Inc.	22,487	303,350
EMCOR Group, Inc. (a)(d)	11,643	694,738
Fluor Corp.	30,488	2,654,895
Foster Wheeler Ltd. (a)	22,365	1,207,710
Granite Construction, Inc. (d)	13,217	681,997
Infrasource Services, Inc. (a)	18,537	400,585
Insituform Technologies, Inc. Class A (a)	5,015	128,986
Jacobs Engineering Group, Inc. (a)	19,066	1,599,065
Perini Corp. (a)	13,944	453,459

	Shares	Value
Quanta Services, Inc. (a)(d)	44,730	$ 819,901
Shaw Group, Inc. (a)(d)	22,166	662,542
URS Corp. (a)	16,008	706,913
Washington Group International, Inc. (d)	14,800	869,944
		11,184,085
Electrical Equipment - 0.6%
A.O. Smith Corp.	4,993	178,699
Active Power, Inc. (a)	10,509	28,164
Acuity Brands, Inc.	16,374	862,419
American Power Conversion Corp.	64,806	1,966,862
American Superconductor Corp. (a)(d)	45,910	482,514
AMETEK, Inc.	41,532	1,354,359
AZZ, Inc. (a)	1,433	61,074
Baldor Electric Co.	11,896	413,267
Beacon Power Corp. (a)(d)	362	402
Belden CDT, Inc. (d)	11,367	452,520
C&D Technologies, Inc. (d)	5,300	20,511
Capstone Turbine Corp. (a)(d)	15,524	21,113
Channell Commercial Corp. (a)	800	2,504
Chase Corp.	500	11,310
Cooper Industries Ltd. Class A	36,546	3,341,766
Distributed Energy Systems Corp. (a)(d)	2,200	9,174
Emerson Electric Co.	154,309	13,378,590
Encore Wire Corp. (d)	8,240	203,198
Energy Conversion Devices, Inc. (a)(d)	11,231	428,800
EnerSys (a)	705	11,759
Espey Manufacturing & Electronics Corp.	1,488	26,412
Evergreen Solar, Inc. (a)(d)	43,826	404,952
Fiberstars, Inc. (a)	3,941	23,922
First Solar, Inc.	621	17,574
Franklin Electric Co., Inc.	6,926	358,905
FuelCell Energy, Inc. (d)	19,175	125,021
General Cable Corp. (d)	19,154	814,045
Genlyte Group, Inc. (a)(d)	12,658	1,074,158
GrafTech International Ltd. (a)(d)	20,674	139,550
Hubbell, Inc. Class B (d)	23,791	1,247,838
II-VI, Inc. (a)(d)	14,172	365,921
Lamson & Sessions Co. (a)(d)	2,747	59,061
LSI Industries, Inc.	12,688	216,838
M-Wave, Inc. (a)(d)	1,400	1,008
MagneTek, Inc. (a)	3,582	19,629
Medis Technologies Ltd. (a)(d)	4,420	89,284
Merrimac Industries, Inc. (a)	500	5,000
Microvision, Inc. (a)(d)	3,976	10,377
Millennium Cell, Inc. (a)	300	318
Misonix, Inc. (a)	3,000	12,120
Nortech Systems, Inc. (a)	1,634	11,814
Peco II, Inc. (a)	1,400	1,596
Plug Power, Inc. (a)(d)	25,662	104,188
Powell Industries, Inc. (a)	3,702	88,367
Power-One, Inc. (a)(d)	23,022	168,521
Regal-Beloit Corp.	18,753	958,841
Rockwell Automation, Inc.	59,415	3,866,728
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	27,032	$ 1,387,012
SL Industries, Inc. (a)	2,508	40,128
Superior Essex, Inc. (a)	22,525	797,385
Tech/Ops Sevcon, Inc.	2,508	17,732
Thomas & Betts Corp. (a)	20,087	1,041,913
Ultralife Batteries, Inc. (a)(d)	600	6,174
UQM Technologies, Inc. (a)(d)	3,800	11,400
Valence Technology, Inc. (a)(d)	12,072	26,076
Valpey Fisher Corp. (a)	2,100	7,203
Vicor Corp.	5,067	62,121
Woodward Governor Co.	7,523	287,303
		37,125,440
Industrial Conglomerates - 3.2%
3M Co.	254,106	20,699,475
Carlisle Companies, Inc.	10,329	845,842
General Electric Co.	3,767,612	132,921,351
McDermott International, Inc. (a)	37,044	1,929,252
Raven Industries, Inc.	5,617	156,770
Sequa Corp. Class A	4,149	472,364
Standex International Corp.	6,568	195,267
Teleflex, Inc.	10,990	710,284
Textron, Inc.	36,171	3,524,864
Tredegar Corp.	5,288	105,178
Tyco International Ltd.	736,068	22,295,500
Walter Industries, Inc. (d)	17,984	864,851
		184,720,998
Machinery - 1.7%
3D Systems Corp. (a)(d)	2,508	36,040
A.S.V., Inc. (a)(d)	7,950	118,773
Actuant Corp. Class A (d)	6,988	377,771
AGCO Corp. (a)(d)	31,145	972,658
Alamo Group, Inc.	200	4,608
Albany International Corp. Class A	17,700	552,240
American Science & Engineering, Inc. (a)(d)	4,657	295,440
Astec Industries, Inc. (a)(d)	6,807	231,846
Axsys Technologies, Inc. (a)	1,433	24,289
Badger Meter, Inc.	7,471	194,022
Barnes Group, Inc.	30,587	640,798
Blount International, Inc. (a)	10,035	117,911
Briggs & Stratton Corp.	13,314	360,676
Bucyrus International, Inc. Class A	12,498	533,665
Cascade Corp.	6,065	317,806
Catalytica Energy Systems, Inc. (a)(d)	7,900	12,245
Caterpillar, Inc.	234,598	14,552,114
Chart Industries, Inc.	625	9,225
Circor International, Inc.	868	31,899
CLARCOR, Inc.	14,648	483,530
Columbus McKinnon Corp. (NY Shares) (a)	8,038	186,723
Commercial Vehicle Group, Inc. (a)	19,815	463,671

	Shares	Value
Crane Co.	16,996	$ 647,548
Cummins, Inc.	15,461	1,854,083
Danaher Corp.	82,692	6,046,439
Deere & Co.	86,101	8,265,696
Donaldson Co., Inc.	29,664	1,038,537
Dover Corp.	68,631	3,452,139
Dynamic Materials Corp. (d)	10,162	292,666
Eaton Corp.	50,250	3,873,270
EnPro Industries, Inc. (a)(d)	5,172	180,399
ESCO Technologies, Inc. (a)(d)	14,886	659,450
Federal Signal Corp.	15,349	248,961
Flanders Corp. (a)(d)	9,957	98,475
Flow International Corp. (a)	28,106	311,696
Flowserve Corp. (a)	16,838	906,558
FreightCar America, Inc.	8,359	460,581
Gardner Denver, Inc. (a)	22,940	877,226
Gehl Co. (a)	10,898	294,900
Gorman-Rupp Co.	250	9,390
Graco, Inc. (d)	24,037	1,004,025
Greenbrier Companies, Inc.	4,470	165,256
Harsco Corp.	13,289	1,036,941
Hirsch International Corp. Class A (a)	900	1,881
IDEX Corp.	16,718	801,628
Illinois Tool Works, Inc.	164,322	7,755,998
Ingersoll-Rand Co. Ltd. Class A	112,847	4,402,161
ITT Corp.	62,242	3,357,956
JLG Industries, Inc.	36,625	1,022,204
Joy Global, Inc.	45,116	1,980,592
Kadant, Inc. (a)	4,460	105,434
Kaydon Corp.	19,607	783,300
Kennametal, Inc.	14,126	862,816
Lincoln Electric Holdings, Inc.	16,998	1,034,328
Lindsay Manufacturing Co.	2,491	85,815
Manitowoc Co., Inc.	18,806	1,132,873
Middleby Corp. (a)(d)	4,471	453,807
Milacron, Inc. (d)	2,759	2,042
Miller Industries, Inc. (a)	360	8,039
Mueller Industries, Inc.	10,771	367,291
Mueller Water Products, Inc. Class A (d)	28,635	443,843
NACCO Industries, Inc. Class A	2,834	422,691
Navistar International Corp. (a)	35,103	1,122,945
Nordson Corp.	11,937	576,438
Omega Flex, Inc. (a)	300	6,060
Oshkosh Truck Co.	23,699	1,137,789
PACCAR, Inc.	94,007	6,138,657
Pall Corp.	42,679	1,339,694
Parker Hannifin Corp.	36,779	3,070,311
Pentair, Inc. (d)	40,336	1,285,105
RBC Bearings, Inc. (a)	25,395	737,979
Robbins & Myers, Inc. (d)	3,154	134,960
SPX Corp.	25,658	1,567,960
Tecumseh Products Co. Class A (non-vtg.) (a)(d)	3,582	58,064
Tennant Co.	7,549	219,298
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Terex Corp. (a)	36,625	$ 2,051,733
Timken Co.	32,405	963,725
Titan International, Inc. (d)	600	11,406
Toro Co.	17,685	794,057
Trinity Industries, Inc. (d)	24,253	916,763
Valmont Industries, Inc. (d)	9,529	564,593
Wabash National Corp.	10,432	153,350
Wabtec Corp.	24,838	815,928
Watts Water Technologies, Inc. Class A	14,756	614,292
Wolverine Tube, Inc. (a)(d)	200	226
		101,548,218
Marine - 0.1%
Alexander & Baldwin, Inc.	16,551	730,727
American Commercial Lines, Inc. (a)(d)	8,001	554,789
Eagle Bulk Shipping, Inc. (d)	38,563	643,616
Genco Shipping & Trading Ltd.	756	17,955
Horizon Lines, Inc. Class A	12,977	356,868
Kirby Corp. (a)(d)	17,712	638,340
		2,942,295
Road & Rail - 0.7%
AMERCO (a)	5,493	477,067
Arkansas Best Corp.	5,254	199,127
Avis Budget Group, Inc.	32,265	660,142
Burlington Northern Santa Fe Corp.	134,335	10,096,619
Celadon Group, Inc. (a)(d)	4,374	81,006
Con-way, Inc.	18,026	831,359
Covenant Transport, Inc. Class A (a)	2,866	34,765
CSX Corp.	143,417	5,142,934
Dollar Thrifty Automotive Group, Inc. (a)(d)	11,579	492,918
Florida East Coast Industries, Inc. Class A	7,969	477,104
Genesee & Wyoming, Inc. Class A (a)(d)	14,177	380,794
Heartland Express, Inc. (d)	15,969	246,402
J.B. Hunt Transport Services, Inc.	31,741	694,810
Kansas City Southern (d)	33,820	914,831
Knight Transportation, Inc.	16,053	282,854
Laidlaw International, Inc.	26,632	773,660
Landstar System, Inc.	18,219	820,584
Marten Transport Ltd. (a)(d)	5,037	92,227
Norfolk Southern Corp.	145,755	7,178,434
Old Dominion Freight Lines, Inc. (a)	16,944	454,269
Quality Distribution, Inc. (a)	633	8,444
RailAmerica, Inc. (a)	8,956	142,848
Ryder System, Inc.	18,769	979,179
Saia, Inc. (a)	3,559	88,228
Swift Transportation Co., Inc. (a)(d)	18,287	518,802
U.S. Xpress Enterprises, Inc. Class A (a)(d)	600	10,458
Union Pacific Corp.	96,847	8,766,590

	Shares	Value
Werner Enterprises, Inc. (d)	20,088	$ 374,641
YRC Worldwide, Inc. (a)(d)	19,256	746,170
		41,967,266
Trading Companies & Distributors - 0.2%
Aceto Corp.	5,986	50,881
Applied Industrial Technologies, Inc.	16,649	473,831
Beacon Roofing Supply, Inc. (a)(d)	11,282	231,619
BlueLinx Corp.	10,747	116,175
Electro Rent Corp. (a)	2,627	39,536
Fastenal Co. (d)	47,192	1,698,440
GATX Corp.	15,194	701,659
H&E Equipment Services, Inc.	6,730	163,001
Huttig Building Products, Inc. (a)	1,077	5,611
Interline Brands, Inc. (a)	22,560	548,659
Kaman Corp.	4,541	104,988
Lawson Products, Inc. (d)	2,164	108,698
MSC Industrial Direct Co., Inc. Class A	16,354	636,334
NuCo2, Inc. (a)(d)	16,938	422,942
Rush Enterprises, Inc. Class A (a)	8,240	149,803
TAL International Group, Inc.	19,431	483,832
UAP Holding Corp.	16,705	401,087
United Rentals, Inc. (a)(d)	31,929	800,141
W.W. Grainger, Inc.	28,032	2,028,396
Watsco, Inc.	7,213	372,768
WESCO International, Inc. (a)	16,611	1,111,276
Williams Scotsman International, Inc. (a)	20,363	406,242
Willis Lease Finance Corp.	1,200	12,000
		11,067,919
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	7,252	234,965
TOTAL INDUSTRIALS		631,726,387
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 2.4%
3Com Corp. (a)(d)	125,291	524,969
ACE*COMM Corp. (a)	3,806	3,616
ADC Telecommunications, Inc. (a)	45,128	622,315
Adtran, Inc.	21,888	476,940
Alliance Fiber Optic Products, Inc. (a)	2,400	4,800
AltiGen Communications, Inc. (a)	3,200	4,864
Anaren, Inc. (a)	1,791	36,805
Andrew Corp. (a)	78,336	781,010
Applied Innovation, Inc. (a)	1,500	4,770
Arris Group, Inc. (a)	27,370	326,524
Avanex Corp. (a)(d)	34,921	69,493
Avaya, Inc. (a)	175,671	2,245,075
Avici Systems, Inc. (a)(d)	2,866	20,406
Avocent Corp. (a)(d)	18,745	651,951
Aware, Inc. (a)	7,998	42,229
Bel Fuse, Inc. Class B (non-vtg.)	8,180	300,206
Black Box Corp. (d)	7,979	341,661
Blonder Tongue Laboratories, Inc. (a)	3,900	7,176
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Blue Coat Systems, Inc. (a)	3,560	$ 90,922
Bookham, Inc. (a)(d)	59,145	238,354
C-COR, Inc. (a)	12,758	127,580
Carrier Access Corp. (a)	3,702	23,138
Ciena Corp. (a)	25,886	650,774
Cisco Systems, Inc. (a)	2,221,738	59,720,317
Cognitronics Corp. (a)	2,400	5,832
Comarco, Inc. (a)	450	4,203
CommScope, Inc. (a)(d)	26,424	797,212
Communications Systems, Inc.	2,718	25,277
Comtech Telecommunications Corp. (a)	6,020	213,830
Comverse Technology, Inc. (a)	70,790	1,381,821
Corning, Inc. (a)	567,936	12,244,700
Digi International, Inc. (a)	5,248	69,746
Ditech Networks, Inc. (a)	8,447	59,129
Dycom Industries, Inc. (a)(d)	10,536	214,092
EFJ, Inc. (a)(d)	99	554
EMS Technologies, Inc. (a)	2,221	45,464
Entrada Networks, Inc. (a)	150	0
eOn Communications Corp. (a)	620	955
Extreme Networks, Inc. (a)	18,151	72,422
Ezenia!, Inc. (a)	200	390
F5 Networks, Inc. (a)(d)	12,867	962,580
Finisar Corp. (a)(d)	52,693	201,814
Foundry Networks, Inc. (a)(d)	59,479	851,144
Glenayre Technologies, Inc. (a)	8,598	20,807
Globecomm Systems, Inc. (a)	3,582	32,990
Harmonic, Inc. (a)(d)	19,419	154,381
Harris Corp.	43,627	1,837,133
Inter-Tel, Inc.	4,060	90,497
InterDigital Communication Corp. (a)(d)	20,298	648,521
ION Networks, Inc. (a)	2,400	240
ISCO International, Inc. (a)(d)	1,800	594
Ixia (a)(d)	18,466	175,242
JDS Uniphase Corp. (a)	90,042	1,663,976
Juniper Networks, Inc. (a)	213,529	4,546,032
KVH Industries, Inc. (a)	1,838	21,137
Lantronix, Inc. (a)	500	740
Loral Space & Communications Ltd. (a)(d)	7,589	233,210
Loral Space & Communications Ltd. (NY Shares) (a)	4,101	0
MasTec, Inc. (a)	15,448	174,253
Motorola, Inc.	865,042	19,177,981
MRV Communications, Inc. (a)(d)	19,074	71,146
NETGEAR, Inc. (a)(d)	22,719	590,694
Network Engines, Inc. (a)	2,300	5,405
Network Equipment Technologies, Inc. (a)	4,299	26,353
NMS Communications Corp. (a)	2,800	4,900
NumereX Corp. Class A (a)	3,105	28,256
Occam Networks, Inc. (a)	85	1,358
Oplink Communications, Inc. (a)	2,767	55,202

	Shares	Value
Optelecom Nkf, Inc. (a)(d)	529	$ 5,592
Optical Cable Corp. (a)	656	3,214
Optical Cable Corp. warrants 10/24/07 (a)	762	1,053
Optical Communication Products, Inc. (a)(d)	6,920	13,563
Packeteer, Inc. (a)(d)	5,266	62,507
Parkervision, Inc. (a)(d)	900	9,153
PC-Tel, Inc. (a)	2,627	25,429
Pegasus Wireless Corp. warrants 8/11/06 (a)	1,700	372
Performance Technologies, Inc. (a)	3,463	18,873
Plantronics, Inc. (d)	13,246	278,166
Polycom, Inc. (a)(d)	37,725	1,087,989
Powerwave Technologies, Inc. (a)(d)	39,478	253,054
QUALCOMM, Inc.	583,980	21,367,828
Redback Networks, Inc. (a)	27,746	408,421
SafeNet, Inc. (a)(d)	7,378	171,760
SCM Microsystems, Inc. (a)(d)	600	2,028
SeaChange International, Inc. (a)	5,553	47,867
Sirenza Microdevices, Inc. (a)(d)	5,417	48,157
Sonus Networks, Inc. (a)(d)	123,339	774,569
SpectraLink Corp.	3,869	31,416
Stratex Networks, Inc. (a)	8,538	36,543
Stratos International, Inc. (a)	1,058	7,903
Sycamore Networks, Inc. (a)(d)	48,461	180,760
Symmetricom, Inc. (a)	9,258	81,193
Tekelec (a)(d)	17,731	285,469
Tellabs, Inc. (a)	155,344	1,559,654
Telular Corp. (a)	2,100	7,812
Terabeam, Inc. (a)	610	1,275
Tollgrade Communications, Inc. (a)	2,548	22,346
Tut Systems, Inc. (a)(d)	1,301	1,444
UTStarcom, Inc. (a)(d)	27,816	247,006
Veramark Technologies, Inc. (a)	2,300	1,840
ViaSat, Inc. (a)(d)	4,732	126,013
Vyyo, Inc. (a)	1,133	4,872
Wave Wireless Corp. (a)	36	0
Wegener Corp. (a)	3,500	3,465
Westell Technologies, Inc. Class A (a)	4,212	9,814
Wi-Tron, Inc. (a)	3,300	1,287
WJ Communications, Inc. (a)	3,700	7,770
Zhone Technologies, Inc. (a)(d)	34,590	46,697
		141,272,282
Computers & Peripherals - 3.2%
ActivIdentity Corp. (a)	5,312	26,772
Adaptec, Inc. (a)	19,729	86,018
Apple Computer, Inc. (a)	306,171	28,069,757
Astro-Med, Inc.	5,359	53,590
Avid Technology, Inc. (a)(d)	17,053	664,726
Brocade Communications Systems, Inc. (a)(d)	108,635	1,004,874
Concurrent Computer Corp. (a)	11,487	21,481
Cray, Inc. (a)	2,805	31,865
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Datalink Corp. (a)(d)	2,627	$ 21,331
Dataram Corp.	3,881	17,309
Dell, Inc. (a)	734,029	19,994,950
Diebold, Inc.	21,091	970,186
Dot Hill Systems Corp. (a)	5,816	18,960
Electronics for Imaging, Inc. (a)(d)	14,474	354,613
EMC Corp. (a)	804,014	10,540,624
Emulex Corp. (a)(d)	30,000	626,100
Exabyte Corp. (a)	10	0
FOCUS Enhancements, Inc. (a)(d)	5,500	8,085
Gateway, Inc. (a)(d)	77,821	147,860
Hauppauge Digital, Inc. (a)	500	2,995
Hewlett-Packard Co.	1,009,836	39,848,129
Hutchinson Technology, Inc. (a)(d)	11,789	280,932
Hypercom Corp. (a)(d)	9,287	61,480
Imation Corp.	9,865	456,848
InFocus Corp. (a)	6,448	16,249
Innovex, Inc. (a)	1,500	2,745
Intermec, Inc. (a)(d)	17,037	431,888
International Business Machines Corp.	557,205	51,218,284
Interphase Corp. (a)(d)	2,276	20,143
Iomega Corp. (a)	8,216	31,549
Komag, Inc. (a)(d)	11,671	460,771
LaserCard Corp. (a)(d)	2,369	28,854
Lexmark International, Inc. Class A (a)	35,662	2,459,965
McDATA Corp. Class A (a)(d)	101,262	634,913
Mobility Electronics, Inc. (a)(d)	6,906	22,237
MTI Technology Corp. (a)(d)	3,200	2,336
NCR Corp. (a)	61,705	2,647,762
Neoware, Inc. (a)(d)	2,315	25,859
Network Appliance, Inc. (a)	135,989	5,332,129
Novatel Wireless, Inc. (a)(d)	7,031	66,373
Overland Storage, Inc. (a)	2,079	9,979
Palm, Inc. (a)(d)	28,082	393,429
Presstek, Inc. (a)	8,481	50,971
QLogic Corp. (a)	50,721	1,128,542
Quantum Corp. (a)	145,293	342,891
Rackable Systems, Inc. (a)(d)	10,523	374,724
SanDisk Corp. (a)(d)	77,939	3,460,492
Scan-Optics, Inc. (a)	300	0
Seagate Technology (a)	191,580	4,935,101
SimpleTech, Inc. (a)	9,195	82,755
Socket Communications, Inc. (a)(d)	3,300	3,135
Stratasys, Inc. (a)(d)	1,800	54,180
Sun Microsystems, Inc. (a)	1,297,976	7,035,030
Synaptics, Inc. (a)(d)	5,137	147,278
Video Display Corp. (a)	3,439	25,999
ViewCast.com, Inc. (a)(d)	13,700	6,028
VPGI Corp. (a)	17	47
Western Digital Corp. (a)(d)	74,952	1,538,015
		186,300,138

	Shares	Value
Electronic Equipment & Instruments - 0.7%
Acacia Research Corp. - Acacia Technologies (a)	35,320	$ 492,008
Advanced Photonix, Inc. Class A (a)(d)	5,286	11,048
Aeroflex, Inc. (a)	16,645	200,739
Aetrium, Inc. (a)	2,400	7,800
Agilent Technologies, Inc. (a)	152,697	4,861,872
Agilysys, Inc.	6,807	104,283
Allied Motion Technologies, Inc. (a)	4,896	29,474
American Technical Ceramics Corp. (a)	2,269	29,247
American Technology Corp. (a)(d)	900	3,924
Amphenol Corp. Class A	32,839	2,237,321
Anixter International, Inc. (d)	9,766	572,483
APA Enterprises, Inc. (a)	2,800	4,144
Arrow Electronics, Inc. (a)(d)	42,526	1,350,626
Avnet, Inc. (a)(d)	46,441	1,151,272
AVX Corp.	12,178	189,246
Axcess, Inc. (a)	1,600	1,840
Bell Industries, Inc. (a)	8,598	29,663
Bell Microproducts, Inc. (a)	4,156	28,593
Benchmark Electronics, Inc. (a)(d)	28,187	684,662
Brightpoint, Inc. (a)(d)	11,194	154,589
Broadcast International, Inc. (a)(d)	270	365
CalAmp Corp. (a)	3,621	26,252
Cash Technologies, Inc. (a)	3,400	2,890
CDW Corp. (d)	19,558	1,378,839
Checkpoint Systems, Inc. (a)	15,045	288,563
Chyron Corp. (a)(d)	1,500	1,725
Cogent, Inc. (a)(d)	7,631	86,459
Cognex Corp.	12,621	308,583
Coherent, Inc. (a)(d)	15,649	505,619
CTS Corp.	6,333	96,768
CyberOptics Corp. (a)	850	10,897
Daktronics, Inc.	18,380	664,988
Dolby Laboratories, Inc. Class A (a)	18,157	518,201
DTS, Inc. (a)	18,993	472,926
Echelon Corp. (a)(d)	5,229	41,832
Electro Scientific Industries, Inc. (a)	25,174	499,704
eMagin Corp. (a)	380	695
En Pointe Technologies, Inc. (a)	1,400	3,696
Excel Technology, Inc. (a)	1,100	27,753
FARO Technologies, Inc. (a)	4,416	97,947
FLIR Systems, Inc. (a)(d)	29,078	936,602
Frequency Electronics, Inc.	500	6,250
Gerber Scientific, Inc. (a)	4,538	62,806
Giga-Tronics, Inc. (a)	3,000	6,660
Global Imaging Systems, Inc. (a)(d)	35,951	766,116
GTSI Corp. (a)(d)	2,376	22,667
IEC Electronics Corp. (a)	100	165
Ingram Micro, Inc. Class A (a)	61,627	1,255,958
InPlay Technologies, Inc. (a)	1,500	2,430
Insight Enterprises, Inc. (a)(d)	13,613	273,621
Iteris, Inc. (a)	1,200	2,760
Itron, Inc. (a)(d)	11,691	561,051
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc.	66,335	$ 1,881,261
Jaco Electronics, Inc. (a)	1,950	6,494
Keithley Instruments, Inc.	1,433	18,027
KEMET Corp. (a)	62,217	457,295
L-1 Identity Solutions, Inc. (a)(d)	18,142	304,060
LeCroy Corp. (a)	2,030	22,878
LightPath Technologies, Inc. Class A (a)(d)	437	2,386
Littelfuse, Inc. (a)	19,009	594,602
LoJack Corp. (a)	4,299	65,259
M-Flex Electronix, Inc. (a)(d)	2,695	58,131
Maxwell Technologies, Inc. (a)(d)	1,314	18,606
MDI, Inc. (a)(d)	3,700	1,628
Measurement Specialties, Inc. (a)	3,947	95,438
Mechanical Technology, Inc. (a)(d)	4,800	14,016
Mercury Computer Systems, Inc. (a)	3,844	50,280
Merix Corp. (a)	1,450	13,384
Mesa Laboratories, Inc.	2,540	49,276
Methode Electronics, Inc. Class A	6,210	69,614
Metrologic Instruments, Inc. (a)(d)	2,458	45,227
Mettler-Toledo International, Inc. (a)	17,105	1,324,269
Micronetics, Inc. (a)(d)	1,137	8,812
MOCON, Inc.	2,570	28,270
Molex, Inc.	43,541	1,393,312
MTS Systems Corp. (d)	4,180	160,261
National Instruments Corp.	14,535	422,678
Newport Corp. (a)	27,067	588,166
NU Horizons Electronics Corp. (a)(d)	4,122	46,455
OSI Systems, Inc. (a)(d)	2,566	48,728
OYO Geospace Corp. (a)	1,552	74,030
Park Electrochemical Corp.	3,439	111,561
Paxar Corp. (a)	7,601	162,281
PC Connection, Inc. (a)	2,687	36,086
Pemstar, Inc. (a)	3,702	13,994
Photon Dynamics, Inc. (a)	2,665	29,608
Planar Systems, Inc. (a)(d)	2,649	26,543
Plexus Corp. (a)	15,464	373,456
RadiSys Corp. (a)	4,060	68,573
Research Frontiers, Inc. (a)(d)	2,000	12,060
Richardson Electronics Ltd.	2,923	29,230
Rofin-Sinar Technologies, Inc. (a)	9,989	580,561
Rogers Corp. (a)	6,618	459,819
Sanmina-SCI Corp. (a)	234,908	869,160
Satcon Technology Corp. (a)(d)	1,200	1,788
ScanSource, Inc. (a)(d)	12,961	395,570
Smart Modular Tech WWH, Inc.	9,803	116,558
Solectron Corp. (a)	375,880	1,251,680
Spectrum Control, Inc. (a)	1,791	15,815
Staktek Holdings, Inc. (a)	558	3,264
StockerYale, Inc. (a)(d)	1,200	1,284
Sunpower Corp. Class A (d)	17,443	650,973

	Shares	Value
Super Vision International, Inc. Class A (a)	2,100	$ 4,620
Symbol Technologies, Inc.	92,957	1,377,623
SYNNEX Corp. (a)(d)	6,678	151,657
Tech Data Corp. (a)(d)	15,315	640,473
Technitrol, Inc.	21,812	599,394
Tektronix, Inc.	24,324	743,341
Trimble Navigation Ltd. (a)(d)	19,150	918,626
TTM Technologies, Inc. (a)	8,779	110,703
Universal Display Corp. (a)(d)	2,866	35,338
Vishay Intertechnology, Inc. (a)(d)	57,778	756,892
X-Rite, Inc. (d)	3,224	38,366
Zones, Inc. (a)	4,777	40,748
Zygo Corp. (a)	1,433	23,602
		39,590,712
Internet Software & Services - 1.3%
24/7 Real Media, Inc. (a)	460	4,011
Akamai Technologies, Inc. (a)(d)	57,634	2,816,574
aQuantive, Inc. (a)(d)	26,398	630,912
Ariba, Inc. (a)(d)	18,248	137,955
Art Technology Group, Inc. (a)	14,909	35,185
Autobytel, Inc. (a)	6,680	20,174
Bankrate, Inc. (a)(d)	3,680	134,320
BroadVision, Inc. (a)	189	135
Chordiant Software, Inc. (a)	16,969	51,925
CMGI, Inc. (a)	112,423	154,020
CNET Networks, Inc. (a)(d)	37,602	340,674
Communication Intelligence Corp. (a)	3,800	874
Corillian Corp. (a)	2,171	7,512
CyberSource Corp. (a)	3,344	35,079
DealerTrack Holdings, Inc. (d)	17,942	490,355
deltathree, Inc. (a)(d)	500	695
Digital Insight Corp. (a)(d)	13,877	529,546
Digital River, Inc. (a)(d)	15,878	935,373
Digitas, Inc. (a)(d)	46,057	498,337
DSL.net, Inc. (a)	1,895	47
EarthLink, Inc. (a)(d)	39,703	258,467
eBay, Inc. (a)	380,488	12,308,787
eCollege.com (a)(d)	12,580	222,540
eGain Communications Corp. (a)	500	690
Elcom International, Inc. (a)	2,200	286
Entrust, Inc. (a)	9,434	38,113
Equinix, Inc. (a)(d)	6,727	513,405
Google, Inc. Class A (sub. vtg.) (a)	73,294	35,541,726
Greenfield Online, Inc. (a)	3,702	47,052
I-Many, Inc. (a)(d)	5,700	10,773
iBasis, Inc. (a)	800	6,480
InfoSpace, Inc. (a)	22,445	441,044
Innodata Isogen, Inc. (a)	10,986	25,378
Internap Network Services Corp. (a)(d)	9,958	193,683
Internet America, Inc. (a)	4,200	1,344
Internet Capital Group, Inc. (a)	38,165	393,481
Internet Commerce Corp. Class A (a)	600	1,944
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Interwoven, Inc. (a)	7,104	$ 100,664
iPass, Inc. (a)(d)	26,101	145,383
j2 Global Communications, Inc. (a)(d)	12,515	349,544
Jupiter Media Metrix, Inc. (a)	4,711	0
Jupitermedia Corp. (a)(d)	1,200	7,668
Keynote Systems, Inc. (a)	1,911	19,817
LookSmart Ltd. (a)	2,241	10,309
LoopNet, Inc.	612	8,813
LQ Corp., Inc. (a)	574	677
Marchex, Inc. Class B (d)	7,407	101,402
MIVA, Inc. (a)	3,079	10,530
NaviSite, Inc. (a)(d)	344	1,311
NetRatings, Inc. (a)	3,911	71,571
NIC, Inc. (a)	5,017	23,831
On2.Com, Inc. (a)(d)	22,666	18,133
Onstream Media Corp. (a)	206	247
Openwave Systems, Inc. (a)(d)	28,230	237,132
Optio Software, Inc. (a)	3,000	4,410
Prescient Applied Intel, Inc. (a)	120	10
RealNetworks, Inc. (a)(d)	49,719	571,769
S1 Corp. (a)	8,338	43,608
Saba Software, Inc. (a)	3,088	16,675
SAVVIS, Inc. (a)	736	22,293
Selectica, Inc. (a)	6,434	11,002
SonicWALL, Inc. (a)(d)	15,630	157,082
Stellent, Inc.	5,656	76,017
Supportsoft, Inc. (a)	12,011	69,183
Terremark Worldwide, Inc. (a)(d)	7,893	45,148
The Knot, Inc. (a)	15,066	415,370
The Sedona Corp. (a)	6,100	1,281
TheStreet.com, Inc. (d)	4,299	42,044
Tumbleweed Communications Corp. (a)	1,858	4,794
United Online, Inc.	21,373	287,039
ValueClick, Inc. (a)(d)	51,354	1,277,174
VeriSign, Inc. (a)	100,851	2,633,220
Vignette Corp. (a)(d)	23,657	398,147
Vitria Technology, Inc. (a)(d)	2,487	6,715
Web.com, Inc. (a)	1,108	4,255
Webb Interactive Services, Inc. (a)	4,300	215
WebEx Communications, Inc. (a)	12,465	447,494
webMethods, Inc. (a)(d)	7,465	53,225
Websense, Inc. (a)	13,487	344,593
WebSideStory, Inc. (a)(d)	23,973	283,361
WorldGate Communications, Inc. (a)(d)	1,300	1,807
Yahoo!, Inc. (a)	475,813	12,842,193
Zix Corp. (a)(d)	10,905	13,522
		78,009,574
IT Services - 1.4%
Accenture Ltd. Class A	196,767	6,631,048
Acxiom Corp.	20,424	508,966

	Shares	Value
Affiliated Computer Services, Inc. Class A (a)	41,380	$ 2,091,759
Affinity Technology Group, Inc. (a)	10,600	4,558
Alliance Data Systems Corp. (a)	21,697	1,404,013
Answerthink, Inc. (a)	2,704	7,815
Applied Digital Solutions, Inc. (a)(d)	2,397	5,273
Automatic Data Processing, Inc.	210,563	10,155,453
BearingPoint, Inc. (a)(d)	87,831	736,024
CACI International, Inc. Class A (a)(d)	8,733	522,583
Carreker Corp. (a)	5,410	39,331
Ceridian Corp. (a)	51,620	1,265,206
CheckFree Corp. (a)(d)	30,738	1,285,156
Ciber, Inc. (a)(d)	8,945	62,078
Cognizant Technology Solutions Corp. Class A (a)	48,870	3,985,837
Computer Horizons Corp. (a)	6,329	29,620
Computer Sciences Corp. (a)	63,247	3,301,493
Convergys Corp. (a)(d)	43,763	1,055,564
Covansys Corp. (a)	1,499	34,147
CSG Systems International, Inc. (a)	20,682	573,512
CSP, Inc. (a)	4,299	35,639
Direct Insite Corp. (a)	40	31
DST Systems, Inc. (a)(d)	18,616	1,161,638
Edgewater Technology, Inc. (a)	3,344	22,238
eFunds Corp. (a)(d)	13,981	358,613
Electronic Data Systems Corp.	187,288	5,082,996
eLoyalty Corp. (d)	4,594	82,554
ePresence, Inc. (a)	600	0
Euronet Worldwide, Inc. (a)(d)	13,770	455,925
Fidelity National Information Services, Inc.	59,698	2,381,950
First Data Corp.	272,945	6,891,861
Fiserv, Inc. (a)	58,145	2,971,791
Forrester Research, Inc. (a)	9,538	268,209
Gartner, Inc. Class A (a)(d)	26,398	508,953
Gevity HR, Inc.	5,103	111,450
Global Payments, Inc.	25,004	1,145,183
Heartland Payment Systems, Inc.	15,286	434,122
Hewitt Associates, Inc. Class A (a)(d)	32,714	830,936
iGate Corp. (a)	5,233	34,067
Infocrossing, Inc. (a)(d)	15,112	215,346
Inforte Corp. (a)	640	2,342
infoUSA, Inc.	16,201	196,680
Integral Systems, Inc.	4,431	106,743
Iron Mountain, Inc. (a)(d)	39,437	1,699,735
Kanbay International, Inc. (a)(d)	17,227	493,898
Keane, Inc. (a)	10,380	128,712
Lightbridge, Inc. (a)	4,958	65,446
Lionbridge Technologies, Inc. (a)	21,896	125,245
ManTech International Corp. Class A (a)	8,762	317,885
Mastercard, Inc. Class A (d)	23,623	2,403,640
Maximus, Inc. (d)	17,751	519,394
MoneyGram International, Inc.	27,258	831,369
MPS Group, Inc. (a)	30,809	461,827
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
New Century Equity Holdings Corp.	1,200	$ 245
Paychex, Inc.	109,654	4,321,464
Perot Systems Corp. Class A (a)(d)	26,837	421,878
PFSweb, Inc. (a)	9,924	7,344
RightNow Technologies, Inc. (a)	665	10,999
Sabre Holdings Corp. Class A	39,868	1,093,579
Safeguard Scientifics, Inc. (a)	14,037	34,671
Sapient Corp. (a)(d)	39,014	213,016
Science Dynamics Corp. (a)	4,100	164
SI International, Inc. (a)	2,710	93,305
SM&A (a)	4,601	25,996
SRA International, Inc. Class A (a)(d)	17,782	518,879
StarTek, Inc.	2,269	31,085
Storage Engine, Inc. (a)	434	2
Sykes Enterprises, Inc. (a)	7,284	125,503
Syntel, Inc. (d)	6,687	197,400
TALX Corp.	6,378	159,131
Technology Solutions Co. (a)	455	3,044
The BISYS Group, Inc. (a)	51,744	620,411
The Management Network Group, Inc. (a)	1,200	1,596
TNS, Inc. (a)(d)	21,195	365,614
Total System Services, Inc. (d)	7,963	206,799
TSR, Inc.	100	400
Tyler Technologies, Inc. (a)	7,594	109,733
Unisys Corp. (a)	131,891	950,934
VeriFone Holdings, Inc. (a)(d)	19,607	661,932
Western Union Co. (a)	274,261	6,253,151
Wright Express Corp. (a)(d)	23,382	721,569
		81,195,698
Office Electronics - 0.1%
Xerox Corp.	315,889	5,212,169
Zebra Technologies Corp. Class A (a)	22,597	789,313
		6,001,482
Semiconductors & Semiconductor Equipment - 2.8%
8X8, Inc. (a)(d)	1,000	1,640
Actel Corp. (a)	4,572	85,314
Advanced Analogic Technologies, Inc. (a)	28,971	160,499
Advanced Energy Industries, Inc. (a)(d)	4,896	84,358
Advanced Micro Devices, Inc. (a)	199,071	4,293,961
AEHR Test Systems (a)	3,637	18,003
Agere Systems, Inc. (a)	67,254	1,205,192
Altera Corp. (a)	143,080	2,845,861
AMIS Holdings, Inc. (a)	9,933	107,276
Amkor Technology, Inc. (a)(d)	33,706	344,475
Amtech Systems, Inc. (a)	4,180	27,964
ANADIGICS, Inc. (a)(d)	6,083	58,701
Analog Devices, Inc.	156,064	5,075,201
Applied Materials, Inc.	549,670	9,883,067
Applied Micro Circuits Corp. (a)(d)	178,361	624,264

	Shares	Value
Asyst Technologies, Inc. (a)	6,605	$ 43,527
Atheros Communications, Inc. (a)(d)	20,760	472,082
Atmel Corp. (a)	159,639	807,773
ATMI, Inc. (a)(d)	20,924	680,239
Axcelis Technologies, Inc. (a)(d)	26,723	170,760
AXT, Inc. (a)	6,090	31,546
Broadcom Corp. Class A (a)	164,490	5,400,207
Brooks Automation, Inc. (a)(d)	54,086	755,581
Cabot Microelectronics Corp. (a)(d)	8,009	253,485
California Micro Devices Corp. (a)	1,400	6,426
Centillium Communications, Inc. (a)	3,503	6,971
Ceva, Inc. (a)	3,705	24,898
Cirrus Logic, Inc. (a)	14,768	102,933
Cohu, Inc.	4,269	84,398
Conexant Systems, Inc. (a)(d)	158,040	344,527
Credence Systems Corp. (a)(d)	36,936	141,834
Cree, Inc. (a)(d)	26,760	529,580
Cymer, Inc. (a)(d)	12,474	589,397
Cypress Semiconductor Corp. (a)(d)	45,856	797,436
Diodes, Inc. (a)(d)	5,180	214,089
DSP Group, Inc. (a)(d)	29,152	629,392
Electroglas, Inc. (a)	5,581	16,297
EMCORE Corp. (a)(d)	3,401	20,406
Entegris, Inc. (a)(d)	50,797	541,496
ESS Technology, Inc. (a)	6,403	7,620
Exar Corp. (a)	7,046	95,614
Fairchild Semiconductor International, Inc. (a)	50,510	824,323
FEI Co. (a)(d)	4,896	119,022
FormFactor, Inc. (a)(d)	13,381	499,914
Freescale Semiconductor, Inc. Class B (a)	133,686	5,338,082
FSI International, Inc. (a)	5,015	28,134
Genesis Microchip, Inc. (a)(d)	9,025	90,250
Hi/fn, Inc. (a)	1,922	9,552
Hittite Microwave Corp. (a)(d)	10,757	420,276
Ibis Technology Corp. (a)(d)	2,229	5,015
Integrated Device Technology, Inc. (a)(d)	67,233	1,109,345
Integrated Silicon Solution, Inc. (a)	5,041	31,355
Intel Corp.	2,120,460	45,271,821
International Rectifier Corp. (a)(d)	25,130	1,005,200
Intersil Corp. Class A	52,088	1,290,220
Intest Corp. (a)	2,530	11,461
Intevac, Inc. (a)(d)	15,683	427,989
IXYS Corp. (a)	4,418	42,369
JMAR Technologies, Inc. (a)(d)	2,900	841
KLA-Tencor Corp.	71,710	3,705,256
Kopin Corp. (a)	11,225	40,635
Kulicke & Soffa Industries, Inc. (a)(d)	9,508	77,871
Lam Research Corp. (a)(d)	47,602	2,503,865
Lattice Semiconductor Corp. (a)(d)	25,736	174,747
Leadis Technology, Inc. (a)	8,517	37,560
Linear Technology Corp.	102,666	3,299,685
LSI Logic Corp. (a)	138,915	1,480,834
LTX Corp. (a)	9,783	50,969
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd. (a)(d)	164,082	$ 3,386,652
Mattson Technology, Inc. (a)(d)	8,822	83,897
Maxim Integrated Products, Inc.	117,571	3,701,135
MEMC Electronic Materials, Inc. (a)(d)	58,595	2,332,081
Micrel, Inc. (a)	15,707	181,416
Micro Component Technology, Inc. (a)	4,500	698
Microchip Technology, Inc. (d)	69,077	2,356,216
Micron Technology, Inc. (a)	262,799	3,836,865
Microsemi Corp. (a)	27,037	558,314
Microtune, Inc. (a)	70,701	324,518
Mindspeed Technologies, Inc. (a)(d)	30,106	51,180
MIPS Technologies, Inc. (a)	7,762	66,365
MKS Instruments, Inc. (a)(d)	15,509	322,742
MoSys, Inc. (a)	5,107	48,670
Nanometrics, Inc. (a)	800	6,856
National Semiconductor Corp.	110,827	2,680,905
NeoMagic Corp. (a)(d)	200	902
Netlogic Microsystems, Inc. (a)(d)	7,321	156,157
Novellus Systems, Inc. (a)	44,722	1,396,221
NVIDIA Corp. (a)	124,454	4,603,553
Omnivision Technologies, Inc. (a)(d)	17,309	281,964
ON Semiconductor Corp. (a)(d)	58,772	378,492
PDF Solutions, Inc. (a)	5,015	73,771
Pericom Semiconductor Corp. (a)	5,374	61,962
Photronics, Inc. (a)	15,942	251,405
Pixelworks, Inc. (a)	6,687	16,651
PLX Technology, Inc. (a)	4,640	62,779
PMC-Sierra, Inc. (a)(d)	93,108	708,552
PortalPlayer, Inc. (a)(d)	25,258	338,457
Power Integrations, Inc. (a)	9,000	250,740
QuickLogic Corp. (a)	5,724	16,771
Rambus, Inc. (a)(d)	29,584	659,723
Ramtron International Corp. (a)(d)	5,613	21,666
RF Micro Devices, Inc. (a)	71,665	552,537
Rudolph Technologies, Inc. (a)(d)	4,324	69,314
Semitool, Inc. (a)	5,613	77,066
Semtech Corp. (a)	19,744	259,041
Sigma Designs, Inc. (a)(d)	3,116	81,483
SigmaTel, Inc. (a)	4,765	21,538
Silicon Image, Inc. (a)(d)	21,715	272,958
Silicon Laboratories, Inc. (a)(d)	15,999	515,488
Silicon Storage Technology, Inc. (a)	22,297	102,789
SiRF Technology Holdings, Inc. (a)(d)	18,743	572,786
Skyworks Solutions, Inc. (a)(d)	76,048	552,108
Spansion, Inc. Class A (d)	13,375	195,409
SRS Labs, Inc. (a)	3,224	32,143
Standard Microsystems Corp. (a)	15,940	508,008
Supertex, Inc. (a)(d)	2,545	119,411
Tegal Corp. (a)	508	2,743
Teradyne, Inc. (a)	72,864	1,085,674
Tessera Technologies, Inc. (a)	22,178	839,881

	Shares	Value
Texas Instruments, Inc.	539,192	$ 15,933,124
Therma-Wave, Inc. (a)	5,400	6,534
Transmeta Corp. (a)(d)	22,689	26,319
Transwitch Corp. (a)(d)	17,260	27,789
Trident Microsystems, Inc. (a)	25,747	540,172
Trio-Tech International (d)	4,299	56,962
TriQuint Semiconductor, Inc. (a)	118,241	595,935
Tvia, Inc. (a)(d)	6,300	6,489
Ultratech, Inc. (a)	4,385	57,137
Varian Semiconductor Equipment Associates, Inc. (a)(d)	18,537	736,475
Veeco Instruments, Inc. (a)(d)	5,015	94,182
Virage Logic Corp. (a)	3,759	33,906
Volterra Semiconductor Corp. (a)(d)	6,029	102,192
White Electronic Designs Corp. (a)	3,800	21,052
Xilinx, Inc.	123,981	3,322,691
Zoran Corp. (a)	21,434	319,581
		162,440,074
Software - 3.3%
Activision, Inc. (a)(d)	98,914	1,686,484
Actuate Corp. (a)	5,850	31,649
Adept Technology, Inc. (a)	680	7,827
Adobe Systems, Inc. (a)	207,695	8,334,800
Advent Software, Inc. (a)(d)	4,896	178,998
Agile Software Corp. (a)	27,269	182,975
Altiris, Inc. (a)	4,459	110,539
American Software, Inc. Class A	4,418	36,272
Analytical Surveys, Inc. (a)	20	13
Ansoft Corp. (a)	1,194	33,002
Ansys, Inc. (a)(d)	11,482	539,080
Applix, Inc. (a)	3,105	32,882
ARI Network Services, Inc. (a)	2,800	5,320
Aspen Technology, Inc. (a)	5,851	57,047
Atari, Inc. (a)(d)	34,462	20,329
Authentidate Holding Corp. (a)	1,900	2,926
Autodesk, Inc. (a)	80,731	3,324,503
BEA Systems, Inc. (a)	141,982	1,955,092
Bitstream, Inc. Class A (a)	6,051	52,946
Blackbaud, Inc.	30,457	785,486
Blackboard, Inc. (a)(d)	20,402	581,457
BMC Software, Inc. (a)	73,832	2,403,970
Borland Software Corp. (a)	26,015	137,619
Bottomline Technologies, Inc. (a)	1,672	17,506
BSQUARE Corp. (a)	300	858
CA, Inc.	173,575	3,766,578
Cadence Design Systems, Inc. (a)(d)	90,425	1,662,012
CAM Commerce Solutions, Inc.	2,747	63,401
Captaris, Inc. (a)	8,598	62,765
Catapult Communications Corp. (a)	1,791	15,510
Citrix Systems, Inc. (a)	70,097	2,014,588
Compuware Corp. (a)	149,829	1,257,065
Concur Technologies, Inc. (a)(d)	3,582	54,948
Convera Corp. Class A (a)	2,323	10,872
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Datawatch Corp. (a)	2,268	$ 6,328
Digimarc Corp. (a)	1,730	15,587
DocuCorp International, Inc. (a)	3,368	25,024
Dynamics Research Corp. (a)	2,841	27,018
Electronic Arts, Inc. (a)	106,435	5,944,395
Embarcadero Technologies, Inc. (a)	2,866	19,833
eMerge Interactive, Inc. Class A (a)	255	566
Epicor Software Corp. (a)	10,026	133,346
EPIQ Systems, Inc. (a)(d)	3,759	58,716
ePlus, Inc. (a)	1,200	12,120
eSpeed, Inc. Class A (a)	5,678	53,260
FactSet Research Systems, Inc.	18,006	952,157
Fair, Isaac & Co., Inc.	24,213	1,007,745
FalconStor Software, Inc. (a)(d)	3,941	34,011
GraphOn Corp. (a)	4,200	693
GSE Systems, Inc. (a)	452	2,170
Hyperion Solutions Corp. (a)	16,977	624,075
Informatica Corp. (a)(d)	51,545	621,117
Interactive Intelligence, Inc. (a)	2,508	43,940
InterVideo, Inc. (a)	2,127	27,545
Intervoice, Inc. (a)	13,560	90,988
Intuit, Inc. (a)	107,699	3,390,365
Jack Henry & Associates, Inc.	32,852	718,802
JDA Software Group, Inc. (a)	4,657	66,595
Kronos, Inc. (a)	19,286	680,024
Lawson Software, Inc. (a)(d)	35,751	265,987
Macrovision Corp. (a)(d)	27,780	768,117
Magma Design Automation, Inc. (a)	5,493	49,217
Manhattan Associates, Inc. (a)	9,371	271,759
MapInfo Corp. (a)	4,182	55,412
McAfee, Inc. (a)	51,092	1,492,397
Mentor Graphics Corp. (a)(d)	24,936	421,668
MetaSolv, Inc. (a)	1,300	5,278
MICROS Systems, Inc. (a)(d)	16,242	827,043
Microsoft Corp.	3,205,067	94,004,615
MicroStrategy, Inc. Class A (a)	4,892	579,555
Midway Games, Inc. (a)(d)	8,708	67,400
Mobius Management Systems, Inc. (a)	6,846	48,607
Moldflow Corp. (a)	3,162	40,980
Napster, Inc. (a)	4,053	15,199
NAVTEQ Corp. (a)(d)	29,818	1,066,590
Netguru, Inc.	1,800	414
NetManage, Inc. (a)	1,157	5,750
NetScout Systems, Inc. (a)	9,157	71,516
NetSol Technologies, Inc. (a)(d)	20	30
Novell, Inc. (a)	129,505	813,291
Nuance Communications, Inc. (a)(d)	61,035	625,609
Open Solutions, Inc. (a)(d)	8,997	335,138
Opnet Technologies, Inc. (a)	5,444	87,812
Opsware, Inc. (a)(d)	29,811	261,144
Oracle Corp. (a)	1,448,500	27,564,955

	Shares	Value
Parametric Technology Corp. (a)	48,969	$ 948,040
Peerless Systems Corp. (a)	200	718
Pegasystems, Inc.	4,263	43,056
Pervasive Software, Inc. (a)	4,889	18,236
Phoenix Technologies Ltd. (a)	3,582	17,373
Plato Learning, Inc. (a)	2,149	10,874
Progress Software Corp. (a)(d)	14,011	379,838
QAD, Inc.	4,871	39,942
Quality Systems, Inc. (d)	4,313	164,800
Quest Software, Inc. (a)	17,355	248,350
Quovadx, Inc. (a)	9,015	23,169
Radiant Systems, Inc. (a)(d)	3,224	31,627
Red Hat, Inc. (a)(d)	60,734	1,056,772
Renaissance Learning, Inc. (d)	5,254	88,740
Salesforce.com, Inc. (a)(d)	27,900	1,088,100
SCO Group, Inc. (a)(d)	3,132	6,264
Secure Computing Corp. (a)(d)	5,635	36,571
Smith Micro Software, Inc. (a)(d)	4,403	70,448
Sonic Foundry, Inc. (a)(d)	1,800	6,660
Sonic Solutions, Inc. (a)(d)	3,334	52,511
SPSS, Inc. (a)	15,192	428,566
StorageNetworks, Inc. (a)	13,600	0
SumTotal Systems, Inc. (a)	682	4,788
Sybase, Inc. (a)(d)	33,410	799,835
Symantec Corp. (a)	357,983	7,589,240
Synopsys, Inc. (a)	60,758	1,552,367
Synplicity, Inc. (a)	300	2,040
Take-Two Interactive Software, Inc. (a)(d)	40,097	696,084
TenFold Corp. (a)	2,690	1,103
THQ, Inc. (a)(d)	26,897	875,497
TIBCO Software, Inc. (a)	66,897	622,811
Transaction Systems Architects, Inc. Class A (a)(d)	14,442	488,573
Ulticom, Inc. (a)	4,816	49,942
Ultimate Software Group, Inc. (a)(d)	6,598	159,078
VA Software Corp. (a)(d)	13,735	62,632
Verint Systems, Inc. (a)	2,844	97,037
Versant Corp. (a)	320	3,581
Vertical Communications, Inc. (a)	533	437
Voxware, Inc. (a)	63	234
Wave Systems Corp. Class A (a)(d)	700	1,876
Wayside Technology Group, Inc.	1,433	20,463
Wind River Systems, Inc. (a)(d)	35,161	376,574
Witness Systems, Inc. (a)(d)	21,270	403,917
		192,297,986
TOTAL INFORMATION TECHNOLOGY		887,107,946
MATERIALS - 3.2%
Chemicals - 1.6%
A. Schulman, Inc.	16,718	381,003
Air Products & Chemicals, Inc.	85,046	5,880,080
Airgas, Inc.	20,823	886,019
Albemarle Corp.	13,482	940,235
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
American Pacific Corp. (a)	800	$ 5,920
American Vanguard Corp. (d)	9,611	171,268
Arch Chemicals, Inc.	11,254	370,257
Ashland, Inc.	24,129	1,631,362
Atlantis Plastics, Inc. Class A (a)(d)	600	2,292
Bairnco Corp.	800	9,792
Balchem Corp.	1,343	34,851
Cabot Corp.	29,397	1,209,099
Calgon Carbon Corp. (a)(d)	3,582	20,955
Celanese Corp. Class A	48,674	1,070,828
CF Industries Holdings, Inc.	26,664	606,606
Chemtura Corp.	77,292	748,187
Cytec Industries, Inc.	12,647	674,465
Dow Chemical Co.	340,697	13,631,287
E.I. du Pont de Nemours & Co.	337,398	15,834,088
Eastman Chemical Co.	25,067	1,488,478
Ecolab, Inc.	60,214	2,670,491
Eden Bioscience Corp. (a)	2,790	1,646
Ferro Corp.	18,316	382,072
FMC Corp.	13,624	965,669
Georgia Gulf Corp. (d)	20,139	410,231
H.B. Fuller Co.	28,660	747,166
Hawkins, Inc.	6,199	87,530
Hercules, Inc. (a)	39,866	742,704
Huntsman Corp.	25,693	447,315
International Flavors & Fragrances, Inc.	29,121	1,371,890
Koppers Holdings, Inc.	8,700	198,708
Kronos Worldwide, Inc.	87	3,202
Landec Corp. (a)	21,495	205,922
LESCO, Inc. (a)	3,491	28,661
Lubrizol Corp.	21,958	1,039,492
Lyondell Chemical Co.	78,187	1,931,219
MacDermid, Inc.	5,682	185,517
Material Sciences Corp. (a)	1,552	18,717
Minerals Technologies, Inc.	8,660	492,234
Monsanto Co.	194,334	9,341,635
Mosaic Co. (a)(d)	61,464	1,309,183
Nalco Holding Co. (a)	49,849	993,491
Nanophase Technologies Corp. (a)(d)	4,415	29,625
NewMarket Corp.	8,586	539,029
NL Industries, Inc.	6,360	70,532
Olin Corp.	21,166	354,107
OM Group, Inc. (a)(d)	16,631	782,489
OMNOVA Solutions, Inc. (a)	3,702	17,696
Penford Corp.	600	9,912
Pioneer Companies, Inc. (a)	5,971	161,277
PolyOne Corp. (a)(d)	34,189	262,572
PPG Industries, Inc.	57,923	3,724,449
Praxair, Inc.	114,722	7,158,653
Quaker Chemical Corp.	836	17,464
Rockwood Holdings, Inc. (a)(d)	19,618	496,532

	Shares	Value
Rohm & Haas Co.	52,242	$ 2,728,077
RPM International, Inc.	44,332	894,176
Sensient Technologies Corp.	13,223	315,104
Sigma Aldrich Corp.	17,979	1,368,382
Spartech Corp.	13,865	414,841
Stepan Co.	836	25,348
Symyx Technologies, Inc. (a)(d)	19,320	422,335
Terra Industries, Inc. (a)(d)	21,455	222,059
The Scotts Miracle-Gro Co. Class A (d)	16,958	838,912
Tronox, Inc. Class A	31,374	480,022
Valspar Corp.	28,760	804,705
W.R. Grace & Co. (a)(d)	15,584	286,278
Wellman, Inc.	2,274	8,004
Westlake Chemical Corp.	10,398	340,535
Zoltek Companies, Inc. (a)(d)	955	21,440
		91,966,322
Construction Materials - 0.1%
Eagle Materials, Inc.	14,523	624,489
Florida Rock Industries, Inc. (d)	14,133	636,550
Headwaters, Inc. (a)(d)	13,170	315,026
Martin Marietta Materials, Inc.	13,438	1,334,528
Texas Industries, Inc.	10,089	688,574
U.S. Concrete, Inc. (a)	30,514	189,797
Vulcan Materials Co.	26,995	2,394,996
		6,183,960
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	716	36,853
Aptargroup, Inc.	15,424	944,874
Ball Corp.	33,610	1,437,164
Bemis Co., Inc.	26,723	912,056
Caraustar Industries, Inc. (a)	6,248	49,047
Chesapeake Corp.	13,027	212,080
Crown Holdings, Inc. (a)	66,968	1,379,541
Graphic Packaging Corp. (a)(d)	22,196	94,111
Greif Brothers Corp. Class A	8,261	819,078
MOD-PAC Corp. (sub. vtg.) (a)	1,150	12,650
Myers Industries, Inc.	14,920	241,107
Owens-Illinois, Inc. (d)	46,190	872,991
Packaging Corp. of America	29,091	656,002
Pactiv Corp. (a)	44,623	1,537,262
Rock-Tenn Co. Class A	21,495	541,674
Sealed Air Corp.	26,097	1,553,032
Silgan Holdings, Inc.	7,643	329,719
Smurfit-Stone Container Corp. (d)	85,626	918,767
Sonoco Products Co.	30,710	1,135,963
Temple-Inland, Inc.	33,398	1,305,862
		14,989,833
Metals & Mining - 1.0%
A.M. Castle & Co.	9,744	258,411
AK Steel Holding Corp. (a)(d)	49,292	812,825
Alcoa, Inc.	304,685	9,497,031
Aleris International, Inc. (a)(d)	11,108	578,838
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Allegheny Technologies, Inc.	32,279	$ 2,893,812
Amcol International Corp.	4,569	126,835
Brush Engineered Materials, Inc. (a)(d)	5,620	199,060
Carpenter Technology Corp.	7,349	784,947
Century Aluminum Co. (a)(d)	7,523	320,856
Chaparral Steel Co.	15,402	716,193
Cleveland-Cliffs, Inc.	13,984	671,791
Coeur d'Alene Mines Corp. (a)(d)	91,517	498,768
Commercial Metals Co.	47,831	1,389,491
Compass Minerals International, Inc.	13,248	438,509
Freeport-McMoRan Copper & Gold, Inc. Class B	68,049	4,278,241
Gibraltar Industries, Inc.	13,833	303,081
Hecla Mining Co. (d)	21,303	148,482
Kaiser Aluminum Corp. (a)(d)	5,374	306,318
Meridian Gold, Inc. (a)	34,222	1,058,378
Metal Management, Inc.	11,942	437,674
Newmont Mining Corp.	150,887	7,078,109
NN, Inc.	100	1,143
Northwest Pipe Co. (a)	12,239	392,872
Nucor Corp.	101,047	6,047,663
Oregon Steel Mills, Inc. (a)(d)	13,080	823,255
Phelps Dodge Corp.	72,444	8,910,612
Quanex Corp.	13,123	486,995
Reliance Steel & Aluminum Co.	19,737	759,677
Royal Gold, Inc. (d)	8,028	255,772
RTI International Metals, Inc. (a)(d)	9,156	692,651
Ryerson Tull, Inc. (d)	18,740	417,152
Schnitzer Steel Industries, Inc. Class A (d)	7,674	313,253
Southern Copper Corp. (d)	23,876	1,306,256
Steel Dynamics, Inc. (d)	30,748	999,925
Steel Technologies, Inc.	3,105	53,561
Stillwater Mining Co. (a)(d)	19,745	273,666
Synalloy Corp. (a)	700	12,453
Titanium Metals Corp. (d)	25,698	821,565
United States Steel Corp.	42,157	3,152,922
Universal Stainless & Alloy Products, Inc. (a)	3,224	107,391
Wheeling Pittsburgh Corp. (a)(d)	2,763	48,574
Worthington Industries, Inc.	27,749	513,357
		59,188,365
Paper & Forest Products - 0.3%
Bowater, Inc.	21,552	469,834
Buckeye Technologies, Inc. (a)	7,804	91,619
Deltic Timber Corp.	2,846	151,151
International Paper Co.	170,003	5,627,099
Louisiana-Pacific Corp.	32,513	686,024
MeadWestvaco Corp.	62,237	1,835,992
Neenah Paper, Inc.	13,013	444,524
P.H. Glatfelter Co.	16,157	239,447
Pope & Talbot, Inc. (a)(d)	1,500	7,515

	Shares	Value
Schweitzer-Mauduit International, Inc.	6,659	$ 165,077
Wausau-Mosinee Paper Corp.	11,703	175,077
Weyerhaeuser Co.	93,006	6,015,628
		15,908,987
TOTAL MATERIALS		188,237,467
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.3%
Alaska Communication Systems Group, Inc. (d)	42,393	639,710
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	1,379,279	46,771,351
BellSouth Corp.	662,949	29,560,896
Broadwing Corp. (a)(d)	39,295	594,533
C2 Global Technologies, Inc. (a)(d)	450	180
Cbeyond, Inc. (d)	10,719	352,226
CenturyTel, Inc.	43,474	1,849,819
Cincinnati Bell, Inc.	73,110	330,457
Citizens Communications Co.	127,107	1,801,106
Cogent Communications Group, Inc. (a)(d)	22,164	351,299
Commonwealth Telephone Enterprises, Inc.	21,385	891,113
Consolidated Communications Holdings, Inc.	1,892	35,040
Covad Communications Group, Inc. (a)(d)	40,529	48,635
CT Communications, Inc.	2,075	42,289
D&E Communications, Inc.	3,344	42,435
Embarq Corp.	58,537	3,011,729
FairPoint Communications, Inc. (d)	4,350	80,345
Fonix Corp. (a)	465	2
General Communications, Inc. Class A (a)(d)	7,815	119,257
Global Crossing Ltd. (a)	5,019	129,591
HickoryTech Corp.	540	3,812
Hungarian Telephone & Cable Corp. (a)	4,924	71,152
IDT Corp. Class B (a)(d)	39,891	516,987
Iowa Telecommunication Services, Inc.	13,345	248,751
Level 3 Communications, Inc. (a)(d)	368,479	1,967,678
Moscow CableCom Corp. (a)(d)	2,030	21,620
NeuStar, Inc. Class A (a)(d)	21,435	712,714
North Pittsburgh Systems, Inc.	2,555	61,959
Premiere Global Services, Inc. (a)	22,726	185,217
Qwest Communications International, Inc. (a)	542,856	4,174,563
Shenandoah Telecommunications Co.	2,149	102,894
SureWest Communications	1,983	49,099
Talk America Holdings, Inc. (a)(d)	5,624	44,880
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)(d)	40,618	740,872
U.S. LEC Corp. Class A (a)(d)	3,344	28,190
Verizon Communications, Inc.	1,022,826	35,737,540
Vonage Holdings Corp. (d)	6,797	44,181
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Windstream Corp.	173,694	$ 2,421,294
XETA Technologies, Inc. (a)	2,000	6,860
		133,792,276
Wireless Telecommunication Services - 0.8%
@Road, Inc. (a)(d)	8,249	53,783
ALLTEL Corp.	135,846	7,707,902
American Tower Corp. Class A (a)(d)	151,843	5,750,294
Centennial Communications Corp. Class A	23,517	153,096
Crown Castle International Corp. (a)(d)	71,187	2,453,104
Dobson Communications Corp. Class A (d)	77,017	666,197
FiberTower Corp. (a)(d)	27,468	149,426
GoAmerica, Inc. (a)(d)	30	181
InPhonic, Inc. (a)(d)	30,403	342,642
IPCS, Inc. (a)(d)	3,344	176,797
LCC International, Inc. (a)	2,300	8,119
Leap Wireless International, Inc. (a)	23,883	1,355,360
Metro One Telecommunications, Inc. (a)(d)	1,450	3,553
NII Holdings, Inc. (a)	47,514	3,085,084
Rural Cellular Corp. Class A (a)	5,613	66,851
SBA Communications Corp. Class A (a)	26,589	754,330
Sprint Nextel Corp.	1,071,037	20,895,932
SunCom Wireless Holdings, Inc. Class A (a)	6,400	5,824
Syniverse Holdings, Inc. (a)	4,514	62,519
Telephone & Data Systems, Inc.	37,227	1,923,147
U.S. Cellular Corp. (d)	4,026	271,030
USA Mobility, Inc.	19,338	470,687
Wireless Facilities, Inc. (a)	9,297	21,755
		46,377,613
TOTAL TELECOMMUNICATION SERVICES		180,169,889
UTILITIES - 3.6%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	56,302	2,497,557
Allete, Inc.	5,839	272,273
American Electric Power Co., Inc.	140,314	5,824,434
Central Vermont Public Service Corp.	2,866	61,476
Cleco Corp.	37,059	949,822
DPL, Inc.	37,642	1,052,470
Duquesne Light Holdings, Inc.	22,500	454,500
Edison International	95,519	4,391,964
El Paso Electric Co. (a)(d)	36,448	905,368
Empire District Electric Co.	6,807	163,640
Entergy Corp.	82,842	7,565,131
Exelon Corp.	229,734	13,951,746
FirstEnergy Corp.	109,054	6,525,791

	Shares	Value
FPL Group, Inc.	147,081	$ 7,839,417
Great Plains Energy, Inc.	26,335	832,449
Green Mountain Power Corp.	2,412	81,598
Hawaiian Electric Industries, Inc. (d)	30,892	835,938
IDACORP, Inc.	14,110	564,259
ITC Holdings Corp.	22,621	887,874
MGE Energy, Inc.	3,941	135,413
Northeast Utilities	63,170	1,770,655
Otter Tail Corp. (d)	9,692	297,932
Pepco Holdings, Inc.	67,656	1,734,023
Pinnacle West Capital Corp.	36,496	1,800,713
Portland General Electric Co. (d)	7,643	212,399
PPL Corp.	122,626	4,457,455
Progress Energy, Inc.	86,032	4,109,749
Reliant Energy, Inc. (a)	109,055	1,463,518
Sierra Pacific Resources	67,312	1,105,263
Southern Co.	285,110	10,335,238
UIL Holdings Corp.	5,771	247,980
Unisource Energy Corp. (d)	26,415	970,223
Unitil Corp.	2,363	61,438
Westar Energy, Inc.	47,666	1,267,439
		85,627,145
Gas Utilities - 0.3%
AGL Resources, Inc.	24,772	951,493
Amerigas Partners LP	5,374	174,870
Atmos Energy Corp.	36,856	1,207,771
Cascade Natural Gas Corp.	3,363	86,833
Chesapeake Utilities Corp.	3,771	113,696
Delta Natural Gas Co., Inc.	1,791	45,438
Energen Corp.	25,780	1,169,381
EnergySouth, Inc.	2,326	88,760
Equitable Resources, Inc.	39,855	1,728,910
Laclede Group, Inc.	4,023	147,161
National Fuel Gas Co. (d)	25,861	980,132
New Jersey Resources Corp.	9,922	513,464
Nicor, Inc.	15,258	756,034
Northwest Natural Gas Co.	12,927	533,109
ONEOK, Inc. (d)	39,104	1,690,857
Peoples Energy Corp.	25,118	1,089,870
Piedmont Natural Gas Co., Inc. (d)	20,465	570,360
Questar Corp.	29,024	2,503,320
South Jersey Industries, Inc.	14,199	473,537
Southern Union Co.	44,517	1,247,812
Southwest Gas Corp.	26,857	1,008,212
UGI Corp.	34,926	984,215
WGL Holdings, Inc.	32,132	1,061,963
		19,127,198
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	232,575	5,435,278
AMEN Properties, Inc. (a)	75	428
Black Hills Corp.	14,151	505,332
Constellation Energy Group, Inc.	56,222	3,857,391
Dynegy, Inc. Class A (a)	184,539	1,253,020
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Mirant Corp. (a)	84,814	$ 2,580,042
NRG Energy, Inc. (d)	50,945	2,899,789
Ormat Technologies, Inc.	832	30,651
TXU Corp.	161,948	9,294,196
		25,856,127
Multi-Utilities - 1.3%
Alliant Energy Corp.	45,805	1,781,815
Ameren Corp.	62,983	3,445,800
Aquila, Inc. (d)	105,673	483,982
Avista Corp.	19,049	512,990
CenterPoint Energy, Inc.	89,844	1,468,949
CH Energy Group, Inc. (d)	7,715	413,601
CMS Energy Corp. (a)	99,418	1,611,566
Consolidated Edison, Inc.	106,303	5,125,931
Dominion Resources, Inc.	134,731	10,878,181
DTE Energy Co.	54,347	2,559,200
Duke Energy Corp.	472,265	14,980,246
Energy East Corp.	48,789	1,191,915
KeySpan Corp.	46,809	1,920,573
MDU Resources Group, Inc.	47,311	1,246,172
NiSource, Inc.	95,534	2,355,868
NorthWestern Energy Corp.	18,612	665,565
NSTAR (d)	30,548	1,074,679
OGE Energy Corp.	42,193	1,654,809
PG&E Corp.	110,467	5,073,749
PNM Resources, Inc. (d)	22,732	697,872
Public Service Enterprise Group, Inc.	79,636	5,353,132
Puget Energy, Inc. (d)	35,887	891,433
SCANA Corp.	33,290	1,373,545
Sempra Energy	67,518	3,679,731
TECO Energy, Inc.	77,059	1,309,232
Vectren Corp.	34,149	974,954
Wisconsin Energy Corp.	35,861	1,677,578
WPS Resources Corp.	13,530	707,484
Xcel Energy, Inc.	133,449	3,063,989
		78,174,541
Water Utilities - 0.0%
American States Water Co.	4,060	151,844
Aqua America, Inc. (d)	40,478	967,829
Artesian Resources Corp. Class A	3,752	71,138
California Water Service Group	3,941	159,532
Middlesex Water Co.	3,274	60,864

	Shares	Value
SJW Corp.	7,881	$ 276,387
Southwest Water Co. (d)	7,527	98,077
		1,785,671
TOTAL UTILITIES		210,570,682
TOTAL COMMON STOCKS (Cost $4,815,171,581)		5,751,908,662
Nonconvertible Bonds - 0.0%
	Principal Amount
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Del Global Technologies Corp. 6% 3/28/07	$ 1,239	620
TOTAL NONCONVERTIBLE BONDS (Cost $1,174)		620
U.S. Treasury Obligations - 0.2%

U.S. Treasury Bills, yield at date of purchase 4.83% to 5.01% 12/21/06 (e) (Cost $9,473,021)	9,500,000	9,473,004
Money Market Funds - 9.8%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	181,909,016	181,909,016
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	390,744,106	390,744,106
TOTAL MONEY MARKET FUNDS (Cost $572,653,122)		572,653,122
TOTAL INVESTMENT PORTFOLIO - 108.5% (Cost $5,397,298,898)	6,334,035,408
NET OTHER ASSETS - (8.5)%	(494,872,614)
NET ASSETS - 100%	$ 5,839,162,794
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
134 Russell 1000 Index Mini Contracts	Dec. 2006	$ 10,552,500	$ 590,299
8 S&P 500 E-Mini Index Contracts	Dec. 2006	561,160	4,182
204 S&P 500 Index Contracts	Dec. 2006	71,547,900	2,519,269
65 S&P MidCap 400 E-Mini Index Contracts	Dec. 2006	5,267,600	256,772
TOTAL EQUITY INDEX CONTRACTS		$ 87,929,160	$ 3,370,522

The face value of futures purchased as a percentage of net assets - 1.5%
Swap Agreements
	Expiration Date	Notional Amount	Value
Equity Total Return Swaps
Receive monthly a return equal to Plains All American Pipeline LP and pay monthly a floating rate based on 1-month LIBOR plus 40 basis points with JPMorgan Chase, Inc.	Sept. 2007	$ 906,296	$ 2,704
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $9,473,004.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,421,983
Fidelity Securities Lending Cash Central Fund	1,424,391
Total	$ 4,846,374
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $5,434,735,388. Net unrealized appreciation aggregated $899,300,020, of which $1,229,788,280 related to appreciated investment securities and $330,488,260 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® U.S. Equity Index Fund

November 30, 2006

1.810737.102

UEI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (a)(d)	367,881	$ 6,199
Johnson Controls, Inc.	405,754	33,000
		39,199
Automobiles - 0.4%
Ford Motor Co. (d)	3,902,678	31,729
General Motors Corp. (d)	1,173,511	34,302
Harley-Davidson, Inc. (d)	544,046	40,134
		106,165
Distributors - 0.1%
Genuine Parts Co.	355,426	16,666
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	290,355	11,263
H&R Block, Inc. (d)	667,421	16,018
		27,281
Hotels, Restaurants & Leisure - 1.6%
Carnival Corp. unit	923,250	45,230
Darden Restaurants, Inc.	303,129	12,171
Harrah's Entertainment, Inc.	385,531	30,341
Hilton Hotels Corp.	800,422	26,278
International Game Technology	704,196	30,830
Marriott International, Inc. Class A	712,895	32,187
McDonald's Corp.	2,544,356	106,787
Starbucks Corp. (a)(d)	1,568,671	55,358
Starwood Hotels & Resorts Worldwide, Inc. (d)	451,903	28,999
Wendy's International, Inc. (d)	197,626	6,437
Wyndham Worldwide Corp. (a)	415,707	13,195
Yum! Brands, Inc. (d)	561,694	34,370
		422,183
Household Durables - 0.6%
Black & Decker Corp.	141,140	12,121
Centex Corp.	245,913	13,609
D.R. Horton, Inc.	565,192	15,057
Fortune Brands, Inc.	312,935	25,316
Harman International Industries, Inc.	135,222	14,041
KB Home	162,940	8,422
Leggett & Platt, Inc.	374,825	8,913
Lennar Corp. Class A	287,167	15,076
Newell Rubbermaid, Inc.	574,506	16,368
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc. (d)	439,177	$ 14,818
Snap-On, Inc.	120,443	5,721
The Stanley Works	167,891	8,566
Whirlpool Corp.	162,295	13,844
		171,872
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)(d)	651,910	26,298
IAC/InterActiveCorp	462,723	16,885
		43,183
Leisure Equipment & Products - 0.2%
Brunswick Corp.	192,390	6,228
Eastman Kodak Co. (d)	595,986	15,508
Hasbro, Inc.	339,398	9,079
Mattel, Inc.	784,274	17,215
		48,030
Media - 3.4%
CBS Corp. Class B	1,619,646	48,184
Clear Channel Communications, Inc.	1,029,706	36,204
Comcast Corp. Class A (d)	4,342,085	175,681
Dow Jones & Co., Inc.	134,828	4,866
E.W. Scripps Co. Class A	172,900	8,448
Gannett Co., Inc.	490,426	29,190
Interpublic Group of Companies, Inc. (d)	914,575	10,947
McGraw-Hill Companies, Inc.	730,114	48,662
Meredith Corp.	80,790	4,371
News Corp. Class A	4,848,107	99,871
Omnicom Group, Inc.	356,447	36,415
The New York Times Co. Class A	299,776	7,237
The Walt Disney Co.	4,336,585	143,324
Time Warner, Inc.	8,438,038	169,942
Tribune Co.	395,547	12,578
Univision Communications, Inc. Class A (a)(d)	520,561	18,527
Viacom, Inc. Class B (non-vtg.) (a)	1,471,974	55,214
		909,661
Multiline Retail - 1.2%
Big Lots, Inc. (a)(d)	225,875	5,039
Dillard's, Inc. Class A	125,439	4,462
Dollar General Corp. (d)	647,246	10,058
Family Dollar Stores, Inc.	314,607	8,774
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Federated Department Stores, Inc.	1,127,733	$ 47,466
JCPenney Co., Inc. (d)	465,182	35,977
Kohl's Corp. (a)	679,276	47,278
Nordstrom, Inc.	473,864	23,229
Sears Holdings Corp. (a)(d)	172,582	29,584
Target Corp.	1,781,597	103,493
		315,360
Specialty Retail - 1.9%
AutoNation, Inc. (a)(d)	318,172	6,558
AutoZone, Inc. (a)	109,442	12,434
Bed Bath & Beyond, Inc. (a)	585,556	22,690
Best Buy Co., Inc.	843,546	46,370
Circuit City Stores, Inc. (d)	292,528	7,301
Gap, Inc.	1,117,325	20,916
Home Depot, Inc.	4,282,435	162,604
Limited Brands, Inc.	704,725	22,333
Lowe's Companies, Inc. (d)	3,170,107	95,610
Office Depot, Inc. (a)	587,737	22,252
OfficeMax, Inc.	153,938	7,246
RadioShack Corp.	281,566	4,936
Sherwin-Williams Co.	233,798	14,624
Staples, Inc.	1,507,318	38,391
Tiffany & Co., Inc.	286,626	11,015
TJX Companies, Inc.	932,611	25,572
		520,852
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	759,087	32,800
Jones Apparel Group, Inc.	234,089	7,865
Liz Claiborne, Inc.	214,063	9,151
NIKE, Inc. Class B	397,421	39,325
VF Corp.	184,111	14,432
		103,573
TOTAL CONSUMER DISCRETIONARY		2,724,025
CONSUMER STAPLES - 8.9%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	1,594,913	75,774
Brown-Forman Corp. Class B (non-vtg.)	162,932	11,316
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Coca-Cola Enterprises, Inc.	571,818	$ 11,694
Constellation Brands, Inc. Class A (sub. vtg.) (d)	437,540	12,242
Molson Coors Brewing Co. Class B	94,716	6,732
Pepsi Bottling Group, Inc.	281,836	8,827
PepsiCo, Inc.	3,420,645	211,977
The Coca-Cola Co.	4,228,248	198,009
		536,571
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	970,936	50,741
CVS Corp. (d)	1,704,266	49,032
Kroger Co. (d)	1,499,056	32,170
Safeway, Inc. (d)	922,446	28,421
SUPERVALU, Inc.	439,089	15,043
Sysco Corp. (d)	1,283,310	46,007
Wal-Mart Stores, Inc.	5,103,392	235,266
Walgreen Co. (d)	2,091,389	84,680
Whole Foods Market, Inc. (d)	292,919	14,294
		555,654
Food Products - 1.1%
Archer-Daniels-Midland Co.	1,360,467	47,752
Campbell Soup Co.	478,471	18,215
ConAgra Foods, Inc.	1,059,878	27,239
Dean Foods Co. (a)	276,937	11,858
General Mills, Inc. (d)	732,007	40,956
H.J. Heinz Co.	687,750	30,570
Hershey Co.	364,387	19,302
Kellogg Co.	518,538	25,813
McCormick & Co., Inc. (non-vtg.)	273,543	10,592
Sara Lee Corp.	1,577,114	26,149
Tyson Foods, Inc. Class A	522,762	8,307
Wm. Wrigley Jr. Co.	454,891	23,854
		290,607
Household Products - 2.1%
Clorox Co.	313,613	20,071
Colgate-Palmolive Co.	1,071,457	69,698
Kimberly-Clark Corp.	950,672	63,191
Procter & Gamble Co. (d)	6,587,599	413,635
		566,595
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 0.1%
Avon Products, Inc.	928,828	$ 30,317
Estee Lauder Companies, Inc. Class A	268,032	11,067
		41,384
Tobacco - 1.5%
Altria Group, Inc. (d)	4,343,455	365,762
Reynolds American, Inc.	355,652	22,847
UST, Inc.	333,676	18,679
		407,288
TOTAL CONSUMER STAPLES		2,398,099
ENERGY - 10.0%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	682,507	50,116
BJ Services Co. (d)	620,676	20,960
Halliburton Co.	2,139,412	72,184
Nabors Industries Ltd. (a)	655,696	22,136
National Oilwell Varco, Inc. (a)	363,870	24,201
Noble Corp.	284,560	21,982
Rowan Companies, Inc. (d)	229,047	8,250
Schlumberger Ltd. (NY Shares)	2,456,614	168,229
Smith International, Inc.	415,949	17,620
Transocean, Inc. (a)	606,657	47,289
Weatherford International Ltd. (a)	717,888	32,240
		485,207
Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	953,294	47,055
Apache Corp. (d)	683,100	47,769
Chesapeake Energy Corp. (d)	785,067	26,716
Chevron Corp.	4,560,337	329,804
ConocoPhillips	3,418,828	230,087
CONSOL Energy, Inc. (d)	380,413	13,965
Devon Energy Corp.	915,083	67,140
El Paso Corp.	1,443,940	21,082
EOG Resources, Inc.	503,362	35,502
Exxon Mobil Corp.	12,334,467	947,415
Hess Corp. (d)	500,545	25,162
Kinder Morgan, Inc.	222,287	23,329
Marathon Oil Corp.	743,115	70,135
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp. (d)	387,654	$ 21,042
Occidental Petroleum Corp.	1,787,492	89,982
Peabody Energy Corp.	549,108	25,264
Sunoco, Inc. (d)	255,439	17,411
Valero Energy Corp.	1,271,555	70,025
Williams Companies, Inc.	1,236,153	34,316
XTO Energy, Inc. (d)	758,811	38,396
		2,181,597
TOTAL ENERGY		2,666,804
FINANCIALS - 21.3%
Capital Markets - 3.6%
Ameriprise Financial, Inc.	505,744	27,361
Bank of New York Co., Inc.	1,583,327	56,271
Bear Stearns Companies, Inc.	249,762	38,084
Charles Schwab Corp.	2,145,579	39,350
E*TRADE Financial Corp.	886,327	21,334
Federated Investors, Inc. Class B (non-vtg.)	187,956	6,236
Franklin Resources, Inc.	345,870	36,918
Goldman Sachs Group, Inc.	895,673	174,477
Janus Capital Group, Inc. (d)	428,799	8,687
Legg Mason, Inc.	272,101	25,948
Lehman Brothers Holdings, Inc. (d)	1,114,598	82,112
Mellon Financial Corp. (d)	853,645	34,342
Merrill Lynch & Co., Inc. (d)	1,839,235	160,804
Morgan Stanley	2,224,077	169,386
Northern Trust Corp.	388,826	22,148
State Street Corp. (d)	687,048	42,686
T. Rowe Price Group, Inc. (d)	542,922	23,525
		969,669
Commercial Banks - 4.1%
BB&T Corp.	1,114,241	47,924
Comerica, Inc.	336,552	19,604
Commerce Bancorp, Inc., New Jersey (d)	386,942	13,450
Compass Bancshares, Inc.	268,458	15,340
Fifth Third Bancorp (d)	1,157,506	45,640
First Horizon National Corp.	257,163	10,251
Huntington Bancshares, Inc.	492,826	11,981
KeyCorp	836,754	30,207
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp.	161,220	$ 19,127
Marshall & Ilsley Corp.	527,608	24,159
National City Corp. (d)	1,254,952	45,304
North Fork Bancorp, Inc., New York	966,513	27,130
PNC Financial Services Group, Inc.	610,929	43,187
Regions Financial Corp.	1,509,853	55,336
SunTrust Banks, Inc.	756,892	61,800
Synovus Financial Corp.	672,292	20,182
U.S. Bancorp, Delaware (d)	3,687,273	124,040
Wachovia Corp.	3,970,885	215,182
Wells Fargo & Co.	6,986,234	246,195
Zions Bancorp	221,331	17,317
		1,093,356
Consumer Finance - 0.9%
American Express Co.	2,520,561	148,007
Capital One Financial Corp.	849,317	66,145
SLM Corp.	850,736	38,998
		253,150
Diversified Financial Services - 5.4%
Bank of America Corp.	9,390,195	505,662
Chicago Mercantile Exchange Holdings, Inc. Class A	73,802	39,528
CIT Group, Inc.	412,541	21,456
Citigroup, Inc.	10,257,589	508,674
JPMorgan Chase & Co.	7,202,441	333,329
Moody's Corp.	491,299	34,135
		1,442,784
Insurance - 4.7%
ACE Ltd.	674,689	38,349
AFLAC, Inc.	1,029,698	45,451
Allstate Corp.	1,306,085	82,910
AMBAC Financial Group, Inc.	219,756	18,820
American International Group, Inc.	5,391,857	379,155
Aon Corp.	652,458	23,280
Cincinnati Financial Corp.	359,403	15,914
Genworth Financial, Inc. Class A (non-vtg.)	944,028	30,964
Hartford Financial Services Group, Inc.	631,245	54,136
Lincoln National Corp.	595,733	37,883
Loews Corp.	948,364	37,859
Marsh & McLennan Companies, Inc.	1,141,941	35,880
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
MBIA, Inc. (d)	279,595	$ 19,474
MetLife, Inc. (d)	1,575,572	92,533
Principal Financial Group, Inc.	558,711	32,266
Progressive Corp.	1,602,204	36,130
Prudential Financial, Inc.	1,006,267	81,991
SAFECO Corp.	220,251	13,341
The Chubb Corp.	852,338	44,117
The St. Paul Travelers Companies, Inc.	1,433,524	74,271
Torchmark Corp.	205,274	12,977
UnumProvident Corp.	710,649	14,554
XL Capital Ltd. Class A	374,070	26,604
		1,248,859
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	202,019	11,644
Archstone-Smith Trust	444,513	26,662
Boston Properties, Inc. (d)	237,141	27,757
Equity Office Properties Trust (d)	726,430	35,014
Equity Residential (SBI) (d)	603,669	32,151
Kimco Realty Corp.	449,358	20,841
Plum Creek Timber Co., Inc.	371,829	13,854
ProLogis Trust	508,555	33,143
Public Storage, Inc.	251,587	24,223
Simon Property Group, Inc. (d)	458,879	46,796
Vornado Realty Trust	252,876	31,890
		303,975
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	380,169	12,519
Realogy Corp. (a)(d)	442,868	11,554
		24,073
Thrifts & Mortgage Finance - 1.4%
Countrywide Financial Corp.	1,269,802	50,437
Fannie Mae	2,008,186	114,527
Freddie Mac	1,433,672	96,285
MGIC Investment Corp. (d)	175,238	10,157
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc. (d)	744,066	$ 18,587
Washington Mutual, Inc.	1,999,024	87,317
		377,310
TOTAL FINANCIALS		5,713,176
HEALTH CARE - 11.8%
Biotechnology - 1.4%
Amgen, Inc. (a)	2,428,675	172,436
Biogen Idec, Inc. (a)	712,881	37,255
Celgene Corp. (a)	769,202	42,868
Genzyme Corp. (a)	542,297	34,924
Gilead Sciences, Inc. (a)(d)	947,844	62,482
MedImmune, Inc. (a)	496,766	16,239
		366,204
Health Care Equipment & Supplies - 1.5%
Bausch & Lomb, Inc.	111,559	5,402
Baxter International, Inc.	1,353,560	60,558
Becton, Dickinson & Co.	507,682	36,411
Biomet, Inc.	507,970	19,206
Boston Scientific Corp. (a)	2,443,989	38,664
C.R. Bard, Inc. (d)	214,769	17,673
Hospira, Inc. (a)	325,744	10,684
Medtronic, Inc. (d)	2,384,632	124,311
St. Jude Medical, Inc. (a)	731,668	27,269
Stryker Corp. (d)	615,769	31,934
Zimmer Holdings, Inc. (a)	503,642	36,746
		408,858
Health Care Providers & Services - 2.3%
Aetna, Inc. (d)	1,136,356	46,943
AmerisourceBergen Corp.	418,201	19,233
Cardinal Health, Inc.	841,356	54,368
Caremark Rx, Inc.	885,737	41,895
CIGNA Corp.	212,804	26,824
Coventry Health Care, Inc. (a)	329,678	15,867
Express Scripts, Inc. (a)(d)	285,797	19,491
Health Management Associates, Inc. Class A (d)	498,532	10,220
Humana, Inc. (a)	342,471	18,528
Laboratory Corp. of America Holdings (a)	259,762	18,391
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Manor Care, Inc. (d)	152,830	$ 7,262
McKesson Corp.	621,047	30,680
Medco Health Solutions, Inc. (a)	609,846	30,620
Patterson Companies, Inc. (a)(d)	288,299	10,699
Quest Diagnostics, Inc.	335,386	17,832
Tenet Healthcare Corp. (a)(d)	977,872	6,933
UnitedHealth Group, Inc.	2,794,718	137,165
WellPoint, Inc. (a)	1,285,939	97,307
		610,258
Health Care Technology - 0.0%
IMS Health, Inc.	418,064	11,484
Life Sciences Tools & Services - 0.3%
Applera Corp. - Applied Biosystems Group	378,116	13,779
Millipore Corp. (a)(d)	110,542	7,562
PerkinElmer, Inc.	260,584	5,647
Thermo Fisher Scientific, Inc. (a)(d)	843,253	36,960
Waters Corp. (a)	212,557	10,636
		74,584
Pharmaceuticals - 6.3%
Abbott Laboratories (d)	3,169,861	147,906
Allergan, Inc. (d)	312,870	36,474
Barr Pharmaceuticals, Inc. (a)	220,536	11,265
Bristol-Myers Squibb Co.	4,080,138	101,310
Eli Lilly & Co.	2,040,435	109,347
Forest Laboratories, Inc. (a)	659,709	32,128
Johnson & Johnson	6,068,772	399,993
King Pharmaceuticals, Inc. (a)	504,372	8,337
Merck & Co., Inc.	4,514,983	200,962
Mylan Laboratories, Inc.	437,386	8,875
Pfizer, Inc.	15,128,143	415,873
Schering-Plough Corp.	3,073,417	67,646
Watson Pharmaceuticals, Inc. (a)(d)	212,082	5,444
Wyeth	2,791,942	134,795
		1,680,355
TOTAL HEALTH CARE		3,151,743
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.4%
General Dynamics Corp.	836,980	$ 62,640
Goodrich Corp.	258,760	11,644
Honeywell International, Inc.	1,699,121	73,028
L-3 Communications Holdings, Inc.	255,262	20,995
Lockheed Martin Corp.	738,723	66,817
Northrop Grumman Corp.	714,792	47,841
Raytheon Co.	930,990	47,518
Rockwell Collins, Inc.	355,636	21,456
The Boeing Co.	1,649,260	146,009
United Technologies Corp.	2,098,493	135,416
		633,364
Air Freight & Logistics - 0.9%
FedEx Corp.	635,733	73,383
United Parcel Service, Inc. Class B	2,242,872	174,765
		248,148
Airlines - 0.1%
Southwest Airlines Co.	1,630,935	25,622
Building Products - 0.1%
American Standard Companies, Inc.	362,022	16,222
Masco Corp. (d)	825,969	23,697
		39,919
Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc. (d)	526,231	6,673
Avery Dennison Corp.	195,865	13,215
Cintas Corp. (d)	283,339	11,957
Equifax, Inc.	262,727	9,981
Monster Worldwide, Inc. (a)(d)	266,337	11,626
Pitney Bowes, Inc.	459,634	21,185
R.R. Donnelley & Sons Co.	448,775	15,828
Robert Half International, Inc.	355,432	13,716
Waste Management, Inc.	1,121,407	41,055
		145,236
Construction & Engineering - 0.1%
Fluor Corp.	181,724	15,825
Electrical Equipment - 0.5%
American Power Conversion Corp.	351,733	10,675
Cooper Industries Ltd. Class A	189,919	17,366
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	845,881	$ 73,338
Rockwell Automation, Inc.	365,030	23,756
		125,135
Industrial Conglomerates - 3.9%
3M Co.	1,562,795	127,305
General Electric Co. (d)	21,418,679	755,651
Textron, Inc.	261,961	25,528
Tyco International Ltd.	4,180,085	126,615
		1,035,099
Machinery - 1.4%
Caterpillar, Inc.	1,360,532	84,394
Cummins, Inc.	109,044	13,077
Danaher Corp. (d)	490,936	35,897
Deere & Co. (d)	479,682	46,049
Dover Corp.	422,269	21,240
Eaton Corp.	311,217	23,989
Illinois Tool Works, Inc. (d)	871,897	41,154
Ingersoll-Rand Co. Ltd. Class A	667,545	26,041
ITT Corp.	383,160	20,671
Navistar International Corp. (a)(d)	128,002	4,095
PACCAR, Inc. (d)	517,267	33,778
Pall Corp.	259,001	8,130
Parker Hannifin Corp.	249,422	20,822
		379,337
Road & Rail - 0.7%
Burlington Northern Santa Fe Corp.	750,991	56,444
CSX Corp.	920,226	32,999
Norfolk Southern Corp.	858,587	42,285
Ryder System, Inc. (d)	128,597	6,709
Union Pacific Corp.	558,841	50,586
		189,023
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	156,209	11,303
TOTAL INDUSTRIALS		2,848,011
INFORMATION TECHNOLOGY - 15.3%
Communications Equipment - 2.7%
ADC Telecommunications, Inc. (a)	243,228	3,354
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avaya, Inc. (a)	948,107	$ 12,117
Ciena Corp. (a)	175,191	4,404
Cisco Systems, Inc. (a)(d)	12,665,740	340,455
Comverse Technology, Inc. (a)(d)	419,116	8,181
Corning, Inc. (a)	3,236,191	69,772
JDS Uniphase Corp. (a)	436,966	8,075
Juniper Networks, Inc. (a)	1,173,806	24,990
Motorola, Inc.	5,083,283	112,696
QUALCOMM, Inc.	3,427,314	125,405
Tellabs, Inc. (a)(d)	928,878	9,326
		718,775
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	1,764,615	161,780
Dell, Inc. (a)	4,713,095	128,385
EMC Corp. (a)(d)	4,768,853	62,520
Hewlett-Packard Co.	5,682,730	224,241
International Business Machines Corp.	3,157,478	290,235
Lexmark International, Inc. Class A (a)	208,082	14,353
NCR Corp. (a)	373,875	16,043
Network Appliance, Inc. (a)	772,678	30,297
QLogic Corp. (a)(d)	330,589	7,356
SanDisk Corp. (a)(d)	467,699	20,766
Sun Microsystems, Inc. (a)	7,280,936	39,463
		995,439
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	847,918	26,998
Jabil Circuit, Inc.	383,192	10,867
Molex, Inc.	293,419	9,389
Sanmina-SCI Corp. (a)	1,105,508	4,090
Solectron Corp. (a)(d)	1,897,509	6,319
Symbol Technologies, Inc.	526,859	7,808
Tektronix, Inc.	173,698	5,308
		70,779
Internet Software & Services - 1.4%
eBay, Inc. (a)	2,437,402	78,850
Google, Inc. Class A (sub. vtg.) (a)(d)	442,037	214,353
VeriSign, Inc. (a)(d)	508,609	13,280
Yahoo!, Inc. (a)(d)	2,579,070	69,609
		376,092
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	246,011	$ 12,436
Automatic Data Processing, Inc.	1,152,684	55,594
Cognizant Technology Solutions Corp. Class A (a)	292,168	23,829
Computer Sciences Corp. (a)	356,283	18,598
Convergys Corp. (a)(d)	288,070	6,948
Electronic Data Systems Corp.	1,073,940	29,147
Fidelity National Information Services, Inc.	337,278	13,457
First Data Corp.	1,587,546	40,086
Fiserv, Inc. (a)(d)	361,493	18,476
Paychex, Inc.	702,307	27,678
Sabre Holdings Corp. Class A	273,456	7,501
Unisys Corp. (a)(d)	713,251	5,143
Western Union Co. (a)	1,587,546	36,196
		295,089
Office Electronics - 0.1%
Xerox Corp.	2,029,579	33,488
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)(d)	1,125,380	24,274
Altera Corp. (a)(d)	745,462	14,827
Analog Devices, Inc.	732,088	23,808
Applied Materials, Inc. (d)	2,881,693	51,813
Broadcom Corp. Class A (a)(d)	972,984	31,943
Freescale Semiconductor, Inc. Class B (a)	841,679	33,608
Intel Corp.	11,967,320	255,502
KLA-Tencor Corp.	413,059	21,343
Linear Technology Corp. (d)	625,014	20,088
LSI Logic Corp. (a)(d)	829,056	8,838
Maxim Integrated Products, Inc.	665,361	20,946
Micron Technology, Inc. (a)(d)	1,514,341	22,109
National Semiconductor Corp.	617,609	14,940
Novellus Systems, Inc. (a)(d)	255,706	7,983
NVIDIA Corp. (a)(d)	731,386	27,054
PMC-Sierra, Inc. (a)(d)	433,618	3,300
Teradyne, Inc. (a)(d)	408,754	6,090
Texas Instruments, Inc.	3,179,774	93,962
Xilinx, Inc. (d)	705,161	18,898
		701,326
Software - 3.4%
Adobe Systems, Inc. (a)	1,201,668	48,223
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Autodesk, Inc. (a)	480,726	$ 19,796
BMC Software, Inc. (a)	425,267	13,847
CA, Inc.	852,025	18,489
Citrix Systems, Inc. (a)	381,359	10,960
Compuware Corp. (a)	730,809	6,131
Electronic Arts, Inc. (a)	636,262	35,535
Intuit, Inc. (a)	708,943	22,318
Microsoft Corp.	17,920,259	525,601
Novell, Inc. (a)(d)	703,373	4,417
Oracle Corp. (a)	8,368,645	159,255
Parametric Technology Corp. (a)	231,643	4,485
Symantec Corp. (a)	2,052,348	43,510
		912,567
TOTAL INFORMATION TECHNOLOGY		4,103,555
MATERIALS - 2.9%
Chemicals - 1.4%
Air Products & Chemicals, Inc. (d)	457,155	31,608
Ashland, Inc.	131,295	8,877
Dow Chemical Co. (d)	1,990,418	79,637
E.I. du Pont de Nemours & Co. (d)	1,912,512	89,754
Eastman Chemical Co.	170,677	10,135
Ecolab, Inc.	370,670	16,439
Hercules, Inc. (a)	235,147	4,381
International Flavors & Fragrances, Inc.	163,665	7,710
Monsanto Co. (d)	1,126,194	54,136
PPG Industries, Inc.	342,699	22,036
Praxair, Inc.	668,821	41,734
Rohm & Haas Co.	297,838	15,553
Sigma Aldrich Corp.	137,711	10,481
		392,481
Construction Materials - 0.1%
Vulcan Materials Co.	200,208	17,762
Containers & Packaging - 0.2%
Ball Corp.	216,202	9,245
Bemis Co., Inc. (d)	217,511	7,424
Pactiv Corp. (a)	286,280	9,862
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Containers & Packaging - continued
Sealed Air Corp.	168,206	$ 10,010
Temple-Inland, Inc.	225,634	8,822
		45,363
Metals & Mining - 0.9%
Alcoa, Inc.	1,798,600	56,062
Allegheny Technologies, Inc. (d)	208,710	18,711
Freeport-McMoRan Copper & Gold, Inc. Class B	407,611	25,627
Newmont Mining Corp.	932,974	43,766
Nucor Corp. (d)	639,694	38,286
Phelps Dodge Corp.	423,213	52,055
United States Steel Corp. (d)	255,353	19,098
		253,605
Paper & Forest Products - 0.3%
International Paper Co. (d)	943,211	31,220
MeadWestvaco Corp. (d)	375,898	11,089
Weyerhaeuser Co.	510,916	33,046
		75,355
TOTAL MATERIALS		784,566
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.7%
AT&T, Inc. (d)	7,894,223	267,693
BellSouth Corp.	3,891,565	173,525
CenturyTel, Inc.	241,525	10,277
Citizens Communications Co.	665,657	9,432
Embarq Corp.	309,387	15,918
Qwest Communications International, Inc. (a)(d)	3,320,464	25,534
Verizon Communications, Inc.	6,014,207	210,136
Windstream Corp. (d)	983,646	13,712
		726,227
Wireless Telecommunication Services - 0.6%
ALLTEL Corp.	805,311	45,693
Sprint Nextel Corp.	6,198,246	120,928
		166,621
TOTAL TELECOMMUNICATION SERVICES		892,848
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 3.5%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	341,490	$ 15,148
American Electric Power Co., Inc. (d)	817,411	33,931
Edison International (d)	675,986	31,082
Entergy Corp.	432,295	39,477
Exelon Corp.	1,389,041	84,356
FirstEnergy Corp.	684,337	40,951
FPL Group, Inc.	839,080	44,723
Pinnacle West Capital Corp.	206,395	10,184
PPL Corp.	790,463	28,733
Progress Energy, Inc. (d)	525,641	25,110
Southern Co. (d)	1,540,079	55,828
		409,523
Gas Utilities - 0.1%
Nicor, Inc. (d)	92,404	4,579
Peoples Energy Corp. (d)	79,819	3,463
Questar Corp.	177,832	15,338
		23,380
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	1,372,316	32,071
Constellation Energy Group, Inc.	372,755	25,575
Dynegy, Inc. Class A (a)	793,176	5,386
TXU Corp.	957,253	54,937
		117,969
Multi-Utilities - 1.4%
Ameren Corp.	427,128	23,368
CenterPoint Energy, Inc. (d)	646,847	10,576
CMS Energy Corp. (a)(d)	459,746	7,452
Consolidated Edison, Inc.	511,364	24,658
Dominion Resources, Inc.	732,081	59,108
DTE Energy Co. (d)	368,815	17,367
Duke Energy Corp.	2,599,722	82,463
KeySpan Corp.	363,134	14,899
NiSource, Inc.	565,999	13,958
PG&E Corp.	722,160	33,169
Public Service Enterprise Group, Inc.	522,269	35,107
Sempra Energy	541,961	29,537
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
TECO Energy, Inc. (d)	433,417	$ 7,364
Xcel Energy, Inc. (d)	842,291	19,339
		378,365
TOTAL UTILITIES		929,237
TOTAL COMMON STOCKS (Cost $17,583,466)		26,212,064
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 4.8% to 5.14% 12/21/06 (e) (Cost $27,921)	$ 28,000	27,920
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	504,258,522	504,259
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	694,558,071	694,558
TOTAL MONEY MARKET FUNDS (Cost $1,198,817)		1,198,817
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $18,810,204)		27,438,801
NET OTHER ASSETS - (2.4)%		(643,647)
NET ASSETS - 100%		$ 26,795,154
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
1,746 S&P 500 Index Contracts	Dec. 2006	$ 612,366	$ 26,436
The face value of futures purchased as a percentage of net assets - 2.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $27,920,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8,624
Fidelity Securities Lending Cash Central Fund	996
Total	$ 9,620
Income Tax Information

At November 30, 2006, the aggregate
cost of investment securities for income
tax purposes was $18,939,278,000.
Net unrealized appreciation aggregated $8,499,523,000, of which $10,090,818,000 related to appreciated investment securities and $1,591,295,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007